Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.5%
Aptiv plc *	480,548	65,633,246
BorgWarner, Inc.	428,054	18,770,168
Ford Motor Co.	6,958,117	141,249,775
General Motors Co. *	2,573,789	135,715,894
Tesla, Inc. *	1,442,147	1,350,887,938
		1,712,257,021

Banks 4.2%
Bank of America Corp.	12,768,406	589,134,253
Citigroup, Inc.	3,518,308	229,112,217
Citizens Financial Group, Inc.	756,654	38,944,981
Comerica, Inc.	230,921	21,424,850
Fifth Third Bancorp	1,209,372	53,974,272
First Republic Bank	318,733	55,328,861
Huntington Bancshares, Inc.	2,562,209	38,586,868
JPMorgan Chase & Co.	5,239,621	778,607,681
KeyCorp	1,649,050	41,325,193
M&T Bank Corp.	228,435	38,692,320
People's United Financial, Inc.	758,794	14,705,428
Regions Financial Corp.	1,687,471	38,710,585
Signature Bank	107,759	32,826,624
SVB Financial Group *	104,320	60,912,448
The PNC Financial Services Group, Inc.	749,347	154,357,989
Truist Financial Corp.	2,367,615	148,733,574
U.S. Bancorp	2,392,977	139,247,332
Wells Fargo & Co.	7,068,896	380,306,605
Zions Bancorp NA	275,588	18,690,378
		2,873,622,459

Capital Goods 5.2%
3M Co.	1,021,408	169,574,156
A.O. Smith Corp.	237,434	18,144,706
Allegion plc	159,737	19,604,522
AMETEK, Inc.	409,991	56,074,469
Carrier Global Corp.	1,539,692	73,412,515
Caterpillar, Inc.	959,124	193,321,033
Cummins, Inc.	253,038	55,891,033
Deere & Co.	500,232	188,287,325
Dover Corp.	255,167	43,355,425
Eaton Corp. plc	706,753	111,970,878
Emerson Electric Co.	1,060,236	97,488,700
Fastenal Co.	1,017,790	57,688,337
Fortive Corp.	636,954	44,930,735
Fortune Brands Home & Security, Inc.	241,505	22,742,526
Generac Holdings, Inc. *	111,664	31,531,680
General Dynamics Corp.	411,349	87,247,123
General Electric Co.	1,946,801	183,933,758
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	1,220,344	249,535,941
Howmet Aerospace, Inc.	686,079	21,330,196
Huntington Ingalls Industries, Inc.	70,463	13,190,674
IDEX Corp.	134,605	28,999,301
Illinois Tool Works, Inc.	505,946	118,350,888
Ingersoll Rand, Inc.	722,660	40,620,719
Johnson Controls International plc	1,256,766	91,329,185
L3Harris Technologies, Inc.	348,417	72,920,194
Lockheed Martin Corp.	434,936	169,246,646
Masco Corp.	432,838	27,411,631
Northrop Grumman Corp.	264,182	97,720,922
Otis Worldwide Corp.	751,606	64,209,701
PACCAR, Inc.	615,589	57,243,621
Parker-Hannifin Corp.	229,279	71,078,783
Pentair plc	295,530	18,825,261
Quanta Services, Inc.	254,073	26,098,379
Raytheon Technologies Corp.	2,652,248	239,206,247
Rockwell Automation, Inc.	205,274	59,369,346
Roper Technologies, Inc.	187,118	81,800,505
Snap-on, Inc.	94,769	19,735,644
Stanley Black & Decker, Inc.	289,074	50,486,774
Textron, Inc.	392,242	26,695,991
The Boeing Co. *	979,519	196,138,885
Trane Technologies plc	421,745	73,004,059
TransDigm Group, Inc. *	92,820	57,194,756
United Rentals, Inc. *	127,811	40,914,857
W.W. Grainger, Inc.	76,619	37,934,833
Westinghouse Air Brake Technologies Corp.	330,824	29,410,254
Xylem, Inc.	318,448	33,443,409
		3,568,646,523

Commercial & Professional Services 0.8%
Cintas Corp.	155,493	60,880,174
Copart, Inc. *	377,892	48,842,541
Equifax, Inc.	215,865	51,755,792
IHS Markit Ltd.	707,289	82,604,282
Jacobs Engineering Group, Inc.	230,803	30,045,935
Leidos Holdings, Inc.	247,962	22,180,201
Nielsen Holdings plc	640,897	12,087,317
Republic Services, Inc.	370,622	47,313,605
Robert Half International, Inc.	196,138	22,214,590
Rollins, Inc.	396,407	12,229,156
Verisk Analytics, Inc.	285,840	56,061,799
Waste Management, Inc.	681,984	102,597,673
		548,813,065

Consumer Durables & Apparel 1.0%
D.R. Horton, Inc.	577,406	51,516,163
Garmin Ltd.	268,726	33,434,889
Hasbro, Inc.	230,166	21,285,752
Lennar Corp., Class A	481,121	46,240,539
Mohawk Industries, Inc. *	98,149	15,494,783
Newell Brands, Inc.	677,193	15,717,650

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NIKE, Inc., Class B	2,265,946	335,518,624
NVR, Inc. *	5,830	31,057,693
PulteGroup, Inc.	446,312	23,516,179
PVH Corp.	124,558	11,834,256
Ralph Lauren Corp.	85,168	9,440,021
Tapestry, Inc.	488,767	18,548,708
Under Armour, Inc., Class A *	330,193	6,217,534
Under Armour, Inc., Class C *	383,679	6,135,027
VF Corp.	575,488	37,527,572
Whirlpool Corp.	107,027	22,496,005
		685,981,395

Consumer Services 1.9%
Booking Holdings, Inc. *	72,799	178,803,808
Caesars Entertainment, Inc. *	377,815	28,766,834
Carnival Corp. *	1,426,181	28,252,646
Chipotle Mexican Grill, Inc. *	49,952	74,207,692
Darden Restaurants, Inc.	230,658	32,262,135
Domino’s Pizza, Inc.	64,549	29,347,203
Expedia Group, Inc. *	258,822	47,439,484
Hilton Worldwide Holdings, Inc. *	495,190	71,857,021
Las Vegas Sands Corp. *	611,373	26,778,137
Marriott International, Inc., Class A *	485,689	78,254,212
McDonald’s Corp.	1,324,477	343,635,558
MGM Resorts International	692,666	29,590,692
Norwegian Cruise Line Holdings Ltd. *	648,013	13,498,111
Penn National Gaming, Inc. *	290,853	13,265,805
Royal Caribbean Cruises Ltd. *	397,046	30,894,149
Starbucks Corp.	2,091,813	205,667,054
Wynn Resorts Ltd. *	184,940	15,803,123
Yum! Brands, Inc.	520,526	65,154,239
		1,313,477,903

Diversified Financials 5.1%
American Express Co.	1,112,571	200,062,517
Ameriprise Financial, Inc.	198,020	60,259,466
Berkshire Hathaway, Inc., Class B *	3,246,888	1,016,340,882
BlackRock, Inc.	253,258	208,416,139
Capital One Financial Corp.	754,920	110,769,412
Cboe Global Markets, Inc.	189,558	22,468,310
CME Group, Inc.	637,227	146,243,596
Discover Financial Services	518,279	59,990,794
FactSet Research Systems, Inc.	67,109	28,312,616
Franklin Resources, Inc.	500,783	16,010,033
Intercontinental Exchange, Inc.	998,912	126,522,194
Invesco Ltd.	598,164	13,554,396
MarketAxess Holdings, Inc.	67,498	23,251,711
Moody's Corp.	286,568	98,292,824
Morgan Stanley	2,545,198	260,984,603
MSCI, Inc.	146,335	78,453,120
Nasdaq, Inc.	206,845	37,068,692
Northern Trust Corp.	367,865	42,907,774
Raymond James Financial, Inc.	327,776	34,701,645
S&P Global, Inc.	427,156	177,363,714
State Street Corp.	647,756	61,212,942
Synchrony Financial	969,837	41,305,358
T. Rowe Price Group, Inc.	399,410	61,680,886
The Bank of New York Mellon Corp.	1,347,991	79,881,947
The Charles Schwab Corp. (a)	2,660,376	233,314,975
The Goldman Sachs Group, Inc.	601,859	213,467,350
		3,452,837,896

Energy 3.3%
APA Corp.	639,900	21,251,079
Baker Hughes Co.	1,550,890	42,556,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Chevron Corp.	3,417,608	448,834,459
ConocoPhillips	2,337,795	207,175,393
Coterra Energy, Inc.	1,440,013	31,536,285
Devon Energy Corp.	1,114,535	56,362,035
Diamondback Energy, Inc.	301,050	37,980,468
EOG Resources, Inc.	1,037,005	115,605,317
Exxon Mobil Corp.	7,506,280	570,177,029
Halliburton Co.	1,587,267	48,792,588
Hess Corp.	487,205	44,964,149
Kinder Morgan, Inc.	3,456,462	60,004,180
Marathon Oil Corp.	1,387,440	27,013,457
Marathon Petroleum Corp.	1,092,402	78,379,843
Occidental Petroleum Corp.	1,575,375	59,344,376
ONEOK, Inc.	792,041	48,061,048
Phillips 66	776,368	65,828,243
Pioneer Natural Resources Co.	402,826	88,174,583
Schlumberger N.V.	2,487,077	97,170,098
The Williams Cos., Inc.	2,154,148	64,495,191
Valero Energy Corp.	725,320	60,179,800
		2,273,886,043

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	783,240	395,638,021
Sysco Corp.	910,206	71,132,599
The Kroger Co.	1,198,350	52,236,077
Walgreens Boots Alliance, Inc.	1,271,129	63,251,379
Walmart, Inc.	2,521,651	352,552,026
		934,810,102

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	3,255,292	165,629,257
Archer-Daniels-Midland Co.	990,063	74,254,725
Brown-Forman Corp., Class B	325,012	21,915,559
Campbell Soup Co.	355,897	15,702,176
Conagra Brands, Inc.	851,359	29,593,239
Constellation Brands, Inc., Class A	291,674	69,345,494
General Mills, Inc.	1,072,027	73,626,814
Hormel Foods Corp.	501,419	23,802,360
Kellogg Co.	452,867	28,530,621
Lamb Weston Holdings, Inc.	260,316	16,714,890
McCormick & Co., Inc. - Non Voting Shares	443,602	44,497,717
Molson Coors Beverage Co., Class B	336,972	16,060,086
Mondelez International, Inc., Class A	2,471,136	165,640,246
Monster Beverage Corp. *	665,199	57,686,057
PepsiCo, Inc.	2,450,675	425,241,126
Philip Morris International, Inc.	2,759,244	283,788,245
The Coca-Cola Co.	6,891,407	420,444,741
The Hershey Co.	258,126	50,868,891
The JM Smucker Co.	192,298	27,033,253
The Kraft Heinz Co.	1,260,964	45,142,511
Tyson Foods, Inc., Class A	523,990	47,625,451
		2,103,143,459

Health Care Equipment & Services 5.6%
Abbott Laboratories	3,134,413	399,512,281
ABIOMED, Inc. *	81,141	24,007,188
Align Technology, Inc. *	130,291	64,488,833
AmerisourceBergen Corp.	264,753	36,059,359
Anthem, Inc.	430,282	189,750,059
Baxter International, Inc.	888,494	75,912,927
Becton, Dickinson & Co.	508,871	129,324,476
Boston Scientific Corp. *	2,525,554	108,346,267
Cardinal Health, Inc.	496,538	25,606,465
Centene Corp. *	1,035,266	80,502,284
Cerner Corp.	521,467	47,557,790

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Corp.	587,691	135,439,268
CVS Health Corp.	2,340,230	249,257,897
DaVita, Inc. *	114,179	12,373,578
Dentsply Sirona, Inc.	389,024	20,781,662
DexCom, Inc. *	172,036	74,058,057
Edwards Lifesciences Corp. *	1,106,072	120,783,062
HCA Healthcare, Inc.	424,507	101,902,905
Henry Schein, Inc. *	244,862	18,438,109
Hologic, Inc. *	448,923	31,532,352
Humana, Inc.	227,951	89,470,768
IDEXX Laboratories, Inc. *	150,446	76,321,256
Intuitive Surgical, Inc. *	632,639	179,783,351
Laboratory Corp. of America Holdings *	169,429	45,976,253
McKesson Corp.	271,274	69,641,461
Medtronic plc	2,385,730	246,899,198
Quest Diagnostics, Inc.	218,497	29,501,465
ResMed, Inc.	257,738	58,918,907
STERIS plc	177,723	39,881,041
Stryker Corp.	594,942	147,575,363
Teleflex, Inc.	83,041	25,758,488
The Cooper Cos., Inc.	87,748	34,950,028
UnitedHealth Group, Inc.	1,669,792	789,093,606
Universal Health Services, Inc., Class B	128,827	16,755,240
Zimmer Biomet Holdings, Inc.	371,252	45,671,421
		3,841,832,665

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	433,275	44,475,679
Colgate-Palmolive Co.	1,492,451	123,052,585
Kimberly-Clark Corp.	597,049	82,183,795
The Clorox Co.	218,436	36,666,667
The Estee Lauder Cos., Inc., Class A	410,677	128,044,982
The Procter & Gamble Co.	4,289,779	688,295,040
		1,102,718,748

Insurance 1.9%
Aflac, Inc.	1,080,959	67,905,844
American International Group, Inc.	1,472,674	85,046,924
Aon plc, Class A	390,651	107,991,562
Arthur J. Gallagher & Co.	366,749	57,924,337
Assurant, Inc.	100,266	15,291,568
Brown & Brown, Inc.	414,468	27,470,939
Chubb Ltd.	763,877	150,697,655
Cincinnati Financial Corp.	265,565	31,291,524
Everest Re Group Ltd.	69,830	19,789,822
Globe Life, Inc.	163,873	16,764,208
Lincoln National Corp.	299,329	20,947,044
Loews Corp.	355,911	21,233,650
Marsh & McLennan Cos., Inc.	894,948	137,499,811
MetLife, Inc.	1,269,364	85,123,550
Principal Financial Group, Inc.	437,074	31,932,626
Prudential Financial, Inc.	670,658	74,825,313
The Allstate Corp.	507,024	61,182,586
The Hartford Financial Services Group, Inc.	603,506	43,373,976
The Progressive Corp.	1,037,440	112,728,230
The Travelers Cos., Inc.	436,720	72,574,130
W.R. Berkley Corp.	246,424	20,822,828
Willis Towers Watson plc	220,741	51,644,564
		1,314,062,691

Materials 2.5%
Air Products & Chemicals, Inc.	392,259	110,664,109
Albemarle Corp.	207,814	45,872,862
SECURITY	NUMBER OF SHARES	VALUE ($)
Amcor plc	2,727,361	32,755,606
Avery Dennison Corp.	146,773	30,150,110
Ball Corp.	575,986	55,928,241
Celanese Corp.	193,736	30,166,633
CF Industries Holdings, Inc.	381,566	26,278,450
Corteva, Inc.	1,295,366	62,281,197
Dow, Inc.	1,313,366	78,447,351
DuPont de Nemours, Inc.	919,890	70,463,574
Eastman Chemical Co.	237,782	28,279,413
Ecolab, Inc.	442,235	83,781,421
FMC Corp.	225,343	24,871,107
Freeport-McMoRan, Inc.	2,602,937	96,881,315
International Flavors & Fragrances, Inc.	450,039	59,369,145
International Paper Co.	684,383	33,021,480
Linde plc	908,141	289,406,374
LyondellBasell Industries N.V., Class A	466,391	45,114,001
Martin Marietta Materials, Inc.	110,904	43,154,964
Newmont Corp.	1,413,848	86,485,082
Nucor Corp.	505,826	51,290,756
Packaging Corp. of America	168,847	25,433,424
PPG Industries, Inc.	419,897	65,587,911
Sealed Air Corp.	262,898	17,856,032
The Mosaic Co.	660,389	26,382,541
The Sherwin-Williams Co.	427,239	122,408,246
Vulcan Materials Co.	235,814	44,877,762
WestRock Co.	474,860	21,919,538
		1,709,128,645

Media & Entertainment 8.8%
Activision Blizzard, Inc.	1,380,826	109,099,062
Alphabet, Inc., Class A *	533,293	1,443,128,189
Alphabet, Inc., Class C *	495,702	1,345,320,357
Charter Communications, Inc., Class A *	219,205	130,063,095
Comcast Corp., Class A	8,082,187	404,028,528
Discovery, Inc., Class A *(b)	295,660	8,251,871
Discovery, Inc., Class C *(b)	532,441	14,562,261
DISH Network Corp., Class A *	446,640	14,024,496
Electronic Arts, Inc.	501,220	66,491,845
Fox Corp., Class A	567,238	23,035,535
Fox Corp., Class B	258,848	9,623,969
Live Nation Entertainment, Inc. *	240,659	26,354,567
Match Group, Inc. *	500,745	56,433,961
Meta Platforms, Inc., Class A *	4,195,090	1,314,153,893
Netflix, Inc. *	785,217	335,397,589
News Corp., Class A	691,278	15,374,023
News Corp., Class B	216,271	4,809,867
Omnicom Group, Inc.	375,485	28,296,550
Take-Two Interactive Software, Inc. *	204,135	33,343,411
The Interpublic Group of Cos., Inc.	698,673	24,830,838
The Walt Disney Co. *	3,221,278	460,546,116
Twitter, Inc. *	1,415,297	53,087,790
ViacomCBS, Inc., Class B	1,079,226	36,100,110
		5,956,357,923

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	3,134,224	429,043,923
Agilent Technologies, Inc.	537,180	74,839,918
Amgen, Inc.	998,698	226,844,264
Biogen, Inc. *	259,850	58,726,100
Bio-Rad Laboratories, Inc., Class A *	38,123	22,863,507
Bio-Techne Corp.	69,996	26,347,194
Bristol-Myers Squibb Co.	3,935,480	255,373,297
Catalent, Inc. *	304,368	31,632,966

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	89,774	29,603,874
Danaher Corp.	1,127,202	322,143,060
Eli Lilly & Co.	1,407,564	345,402,130
Gilead Sciences, Inc.	2,224,157	152,755,103
Illumina, Inc. *	277,072	96,648,255
Incyte Corp. *	333,595	24,796,116
IQVIA Holdings, Inc. *	338,798	82,971,630
Johnson & Johnson	4,667,320	804,132,563
Merck & Co., Inc.	4,478,356	364,896,447
Mettler-Toledo International, Inc. *	40,706	59,946,912
Moderna, Inc. *	625,379	105,895,426
Organon & Co.	443,995	14,167,880
PerkinElmer, Inc.	223,864	38,542,665
Pfizer, Inc.	9,950,788	524,307,020
Regeneron Pharmaceuticals, Inc. *	187,416	114,059,503
Thermo Fisher Scientific, Inc.	698,437	406,001,428
Vertex Pharmaceuticals, Inc. *	450,723	109,548,225
Viatris, Inc.	2,142,211	32,068,899
Waters Corp. *	108,496	34,731,740
West Pharmaceutical Services, Inc.	131,239	51,605,800
Zoetis, Inc.	838,547	167,533,305
		5,007,429,150

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	249,625	48,636,935
American Tower Corp.	807,417	203,065,375
AvalonBay Communities, Inc.	247,378	60,417,129
Boston Properties, Inc.	251,722	28,213,002
CBRE Group, Inc., Class A *	594,837	60,280,782
Crown Castle International Corp.	766,382	139,872,379
Digital Realty Trust, Inc.	503,534	75,142,379
Duke Realty Corp.	676,333	39,078,521
Equinix, Inc.	159,658	115,736,084
Equity Residential	605,233	53,702,324
Essex Property Trust, Inc.	114,916	38,209,570
Extra Space Storage, Inc.	237,715	47,112,736
Federal Realty Investment Trust	123,309	15,720,664
Healthpeak Properties, Inc.	953,753	33,734,244
Host Hotels & Resorts, Inc. *	1,270,708	22,034,077
Iron Mountain, Inc.	514,458	23,623,911
Kimco Realty Corp.	1,089,819	26,439,009
Mid-America Apartment Communities, Inc.	203,926	42,147,426
Prologis, Inc.	1,310,658	205,537,388
Public Storage	270,392	96,943,644
Realty Income Corp.	1,003,013	69,619,132
Regency Centers Corp.	272,992	19,587,176
SBA Communications Corp.	193,071	62,833,026
Simon Property Group, Inc.	582,935	85,808,032
UDR, Inc.	512,232	29,115,267
Ventas, Inc.	708,611	37,570,555
Vornado Realty Trust	278,444	11,418,988
Welltower, Inc.	773,340	66,994,444
Weyerhaeuser Co.	1,332,044	53,854,539
		1,812,448,738

Retailing 6.5%
Advance Auto Parts, Inc.	112,303	25,999,268
Amazon.com, Inc. *	773,214	2,313,046,485
AutoZone, Inc. *	37,212	73,916,056
Bath & Body Works, Inc.	469,330	26,315,333
Best Buy Co., Inc.	392,708	38,988,050
CarMax, Inc. *	288,335	32,054,202
Dollar General Corp.	413,742	86,256,932
Dollar Tree, Inc. *	398,069	52,234,614
eBay, Inc.	1,111,714	66,780,660
SECURITY	NUMBER OF SHARES	VALUE ($)
Etsy, Inc. *	225,430	35,410,544
Genuine Parts Co.	253,272	33,743,429
LKQ Corp.	473,524	25,991,732
Lowe’s Cos., Inc.	1,227,444	291,333,833
O'Reilly Automotive, Inc. *	119,493	77,879,563
Pool Corp.	70,908	33,769,935
Ross Stores, Inc.	628,706	61,456,011
Target Corp.	865,407	190,761,665
The Gap, Inc.	376,936	6,811,234
The Home Depot, Inc.	1,870,913	686,587,653
The TJX Cos., Inc.	2,132,545	153,479,264
Tractor Supply Co.	201,781	44,050,810
Ulta Beauty, Inc. *	95,907	34,885,212
		4,391,752,485

Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc. *	2,140,784	244,584,572
Analog Devices, Inc.	952,333	156,154,042
Applied Materials, Inc.	1,600,579	221,168,006
Broadcom, Inc.	729,636	427,479,140
Enphase Energy, Inc. *	240,074	33,723,195
Intel Corp.	7,210,131	351,998,595
KLA Corp.	268,799	104,635,387
Lam Research Corp.	249,566	147,223,975
Microchip Technology, Inc.	985,333	76,343,601
Micron Technology, Inc.	1,983,003	163,141,657
Monolithic Power Systems, Inc.	77,148	31,085,244
NVIDIA Corp.	4,432,036	1,085,228,335
NXP Semiconductors N.V.	471,514	96,867,836
Qorvo, Inc. *	194,654	26,722,101
QUALCOMM, Inc.	1,985,446	348,961,989
Skyworks Solutions, Inc.	293,713	43,034,829
SolarEdge Technologies, Inc. *	92,396	22,010,575
Teradyne, Inc.	288,792	33,912,844
Texas Instruments, Inc.	1,636,990	293,823,335
Xilinx, Inc.	439,831	85,129,290
		3,993,228,548

Software & Services 13.7%
Accenture plc, Class A	1,119,506	395,834,932
Adobe, Inc. *	843,460	450,660,678
Akamai Technologies, Inc. *	288,302	33,024,994
ANSYS, Inc. *	154,675	52,591,047
Autodesk, Inc. *	389,837	97,377,384
Automatic Data Processing, Inc.	746,587	153,923,842
Broadridge Financial Solutions, Inc.	207,479	33,034,806
Cadence Design Systems, Inc. *	491,954	74,845,882
Ceridian HCM Holding, Inc. *	239,758	18,178,452
Citrix Systems, Inc.	222,237	22,654,840
Cognizant Technology Solutions Corp., Class A	932,645	79,666,536
DXC Technology Co. *	442,517	13,310,911
EPAM Systems, Inc. *	100,370	47,790,172
Fidelity National Information Services, Inc.	1,079,282	129,427,497
Fiserv, Inc. *	1,053,166	111,319,646
FleetCor Technologies, Inc. *	144,324	34,386,636
Fortinet, Inc. *	240,952	71,620,573
Gartner, Inc. *	145,793	42,847,105
Global Payments, Inc.	515,131	77,207,834
International Business Machines Corp.	1,589,671	212,332,355
Intuit, Inc.	501,880	278,658,832
Jack Henry & Associates, Inc.	132,107	22,168,876
Mastercard, Inc., Class A	1,537,871	594,202,597
Microsoft Corp.	13,310,334	4,139,247,667
NortonLifeLock, Inc.	1,030,907	26,813,891

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp.	2,858,855	232,024,672
Paychex, Inc.	569,623	67,078,804
Paycom Software, Inc. *	85,043	28,514,918
PayPal Holdings, Inc. *	2,083,064	358,162,024
PTC, Inc. *	188,239	21,884,666
salesforce.com, Inc. *	1,735,504	403,730,296
ServiceNow, Inc. *	352,727	206,620,422
Synopsys, Inc. *	270,598	84,020,679
Tyler Technologies, Inc. *	72,916	34,547,601
VeriSign, Inc. *	171,955	37,345,187
Visa, Inc., Class A	2,972,971	672,396,851
		9,359,454,105

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	1,060,824	84,430,982
Apple Inc.	27,631,568	4,829,445,455
Arista Networks, Inc. *	397,699	49,437,963
CDW Corp.	240,337	45,435,710
Cisco Systems, Inc.	7,475,534	416,162,978
Corning, Inc.	1,359,964	57,172,886
F5, Inc. *	107,155	22,247,521
Hewlett Packard Enterprise Co.	2,310,685	37,733,486
HP, Inc.	2,046,667	75,174,079
IPG Photonics Corp. *	63,302	9,778,260
Juniper Networks, Inc.	579,601	20,181,707
Keysight Technologies, Inc. *	326,267	55,080,395
Motorola Solutions, Inc.	299,660	69,503,139
NetApp, Inc.	396,093	34,266,005
Seagate Technology Holdings plc	363,771	38,978,062
TE Connectivity Ltd.	578,788	82,772,472
Teledyne Technologies, Inc. *	82,416	34,732,575
Trimble, Inc. *	444,942	32,107,015
Western Digital Corp. *	554,093	28,668,772
Zebra Technologies Corp., Class A *	94,792	48,260,503
		6,071,569,965

Telecommunication Services 1.3%
AT&T, Inc.	12,662,843	322,902,497
Lumen Technologies, Inc.	1,622,626	20,055,657
T-Mobile US, Inc. *	1,040,634	112,565,380
Verizon Communications, Inc.	7,339,648	390,689,463
		846,212,997

Transportation 1.7%
Alaska Air Group, Inc. *	219,337	12,006,507
American Airlines Group, Inc. *	1,152,797	18,986,567
C.H. Robinson Worldwide, Inc.	231,534	24,230,033
CSX Corp.	3,930,462	134,500,410
Delta Air Lines, Inc. *	1,135,463	45,066,526
Expeditors International of Washington, Inc.	300,266	34,374,452
FedEx Corp.	433,328	106,538,022
JB Hunt Transport Services, Inc.	149,129	28,713,298
Norfolk Southern Corp.	431,270	117,301,127
Old Dominion Freight Line, Inc.	165,377	49,932,278
Southwest Airlines Co. *	1,052,432	47,106,856
Union Pacific Corp.	1,139,547	278,676,219
United Airlines Holdings, Inc. *	574,858	24,649,911
United Parcel Service, Inc., Class B	1,292,545	261,365,524
		1,183,447,730

Utilities 2.5%
Alliant Energy Corp.	444,464	26,605,615
Ameren Corp.	458,176	40,658,538
American Electric Power Co., Inc.	894,084	80,825,194
SECURITY	NUMBER OF SHARES	VALUE ($)
American Water Works Co., Inc.	321,924	51,765,379
Atmos Energy Corp.	233,252	25,009,279
CenterPoint Energy, Inc.	1,119,526	31,749,757
CMS Energy Corp.	513,737	33,074,388
Consolidated Edison, Inc.	627,104	54,213,141
Dominion Energy, Inc.	1,436,262	115,848,893
DTE Energy Co.	342,531	41,251,008
Duke Energy Corp.	1,362,180	143,110,631
Edison International	675,542	42,417,282
Entergy Corp.	355,631	39,748,877
Evergy, Inc.	406,760	26,423,130
Eversource Energy	609,574	54,550,777
Exelon Corp.	1,734,643	100,522,562
FirstEnergy Corp.	967,144	40,581,362
NextEra Energy, Inc.	3,478,168	271,714,484
NiSource, Inc.	699,741	20,418,442
NRG Energy, Inc.	437,020	17,450,209
Pinnacle West Capital Corp.	200,008	13,922,557
PPL Corp.	1,330,632	39,493,158
Public Service Enterprise Group, Inc.	896,044	59,613,807
Sempra Energy	567,326	78,381,760
The AES Corp.	1,182,204	26,221,285
The Southern Co.	1,877,904	130,495,549
WEC Energy Group, Inc.	559,578	54,301,449
Xcel Energy, Inc.	953,284	66,405,764
		1,726,774,277
Total Common Stocks (Cost $27,348,136,056)		67,783,894,533

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	21,494,710	21,494,710

Time Deposits 0.4%
BNP Paribas SA
0.01%, 02/01/22 (e)	224,946,031	224,946,031
Skandinaviska Enskilda Banken AB
0.01%, 02/01/22 (e)	54,076,521	54,076,521
		279,022,552
Total Short-Term Investments (Cost $300,517,262)		300,517,262
Total Investments in Securities (Cost $27,648,653,318)		68,084,411,795

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/18/22	1,638	368,898,075	(445,105)

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $21,059,938.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$210,537,870	$8,295,815	($445,373)	($5,215)	$14,931,878	$233,314,975	2,660,376	$472,212

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$67,783,894,533	$—	$—	$67,783,894,533
Short-Term Investments[1]	21,494,710	—	—	21,494,710
Time Deposits	—	279,022,552	—	279,022,552
Liabilities
Futures Contracts[2]	(445,105)	—	—	(445,105)
Total	$67,804,944,138	$279,022,552	$—	$68,083,966,690

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.4%
Aptiv plc *	86,244	11,779,206
Autoliv, Inc.	25,375	2,513,140
BorgWarner, Inc.	76,967	3,375,003
Ford Motor Co.	1,250,690	25,389,007
Fox Factory Holding Corp. *	13,489	1,794,981
General Motors Co. *	462,531	24,389,260
Gentex Corp.	75,227	2,362,128
Harley-Davidson, Inc.	49,364	1,706,513
Lear Corp.	18,984	3,176,403
QuantumScape Corp. *	78,858	1,316,140
Tesla, Inc. *	259,072	242,677,924
Thor Industries, Inc.	17,763	1,680,202
		322,159,907

Banks 4.1%
Bank of America Corp.	2,293,723	105,832,379
Bank OZK	38,957	1,825,135
BOK Financial Corp.	9,558	980,173
Citigroup, Inc.	631,656	41,133,439
Citizens Financial Group, Inc.	135,461	6,972,178
Comerica, Inc.	41,746	3,873,194
Commerce Bancshares, Inc.	35,772	2,465,049
Cullen/Frost Bankers, Inc.	18,243	2,572,445
East West Bancorp, Inc.	45,460	3,925,016
Essent Group Ltd.	35,671	1,628,024
Fifth Third Bancorp	217,939	9,726,618
First Citizens BancShares, Inc., Class A	4,262	3,320,439
First Financial Bankshares, Inc.	40,656	1,910,425
First Horizon Corp.	171,030	2,926,323
First Republic Bank	57,048	9,902,962
Huntington Bancshares, Inc.	459,409	6,918,700
JPMorgan Chase & Co.	941,062	139,841,813
KeyCorp	296,858	7,439,261
M&T Bank Corp.	40,802	6,911,043
MGIC Investment Corp.	101,701	1,543,821
New York Community Bancorp, Inc.	149,033	1,737,725
People's United Financial, Inc.	136,959	2,654,265
Pinnacle Financial Partners, Inc.	24,312	2,351,214
Popular, Inc.	25,655	2,287,656
Prosperity Bancshares, Inc.	29,802	2,182,997
Regions Financial Corp.	303,458	6,961,327
Signature Bank	19,275	5,871,743
SVB Financial Group *	18,745	10,945,206
Synovus Financial Corp.	45,669	2,272,489
TFS Financial Corp.	16,400	285,032
The PNC Financial Services Group, Inc.	134,468	27,699,063
Truist Financial Corp.	425,368	26,721,618
U.S. Bancorp	430,018	25,022,747
SECURITY	NUMBER OF SHARES	VALUE ($)
Valley National Bancorp	128,918	1,794,539
Wells Fargo & Co.	1,269,889	68,320,028
Western Alliance Bancorp	33,471	3,319,989
Zions Bancorp NA	50,145	3,400,834
		555,476,909

Capital Goods 5.5%
3M Co.	183,375	30,443,917
A.O. Smith Corp.	42,351	3,236,463
Acuity Brands, Inc.	11,010	2,108,745
Advanced Drainage Systems, Inc.	17,721	2,004,068
AECOM	45,682	3,157,997
AGCO Corp.	19,730	2,312,356
Allegion plc	28,840	3,539,533
AMETEK, Inc.	73,545	10,058,750
Axon Enterprise, Inc. *	20,882	2,922,018
Builders FirstSource, Inc. *	61,241	4,163,776
BWX Technologies, Inc.	29,178	1,298,713
Carlisle Cos., Inc.	16,731	3,738,375
Carrier Global Corp.	275,614	13,141,276
Caterpillar, Inc.	172,396	34,748,138
ChargePoint Holdings, Inc. *	54,247	751,321
Chart Industries, Inc. *	11,309	1,378,228
Colfax Corp. *	43,241	1,778,070
Crane Co.	15,943	1,650,260
Cummins, Inc.	45,674	10,088,473
Deere & Co.	89,910	33,842,124
Donaldson Co., Inc.	39,407	2,193,394
Dover Corp.	45,771	7,776,951
Eaton Corp. plc	127,100	20,136,453
EMCOR Group, Inc.	16,939	2,019,298
Emerson Electric Co.	190,060	17,476,017
Fastenal Co.	182,729	10,357,080
Fortive Corp.	113,944	8,037,610
Fortune Brands Home & Security, Inc.	43,151	4,063,530
Generac Holdings, Inc. *	20,159	5,692,498
General Dynamics Corp.	73,901	15,674,402
General Electric Co.	349,958	33,064,032
Graco, Inc.	53,942	3,914,032
HEICO Corp.	13,578	1,851,903
HEICO Corp., Class A	23,732	2,603,400
Honeywell International, Inc.	219,250	44,832,240
Howmet Aerospace, Inc.	122,588	3,811,261
Hubbell, Inc.	17,387	3,256,411
Huntington Ingalls Industries, Inc.	12,769	2,390,357
IDEX Corp.	24,336	5,242,948
Illinois Tool Works, Inc.	91,053	21,299,118
Ingersoll Rand, Inc.	130,183	7,317,586
ITT, Inc.	27,032	2,484,781
Johnson Controls International plc	225,407	16,380,327
L3Harris Technologies, Inc.	62,488	13,078,114
Lennox International, Inc.	10,750	3,048,915
Lincoln Electric Holdings, Inc.	18,556	2,372,199
Lockheed Martin Corp.	78,105	30,392,999

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	77,479	4,906,745
MasTec, Inc. *	18,315	1,577,471
Nordson Corp.	17,118	3,980,620
Northrop Grumman Corp.	47,536	17,583,566
nVent Electric plc	53,516	1,851,118
Oshkosh Corp.	21,835	2,485,041
Otis Worldwide Corp.	135,528	11,578,157
Owens Corning	31,833	2,823,587
PACCAR, Inc.	110,380	10,264,236
Parker-Hannifin Corp.	41,040	12,722,810
Pentair plc	52,740	3,359,538
Plug Power, Inc. *	165,273	3,614,521
Quanta Services, Inc.	45,609	4,684,956
Raytheon Technologies Corp.	476,881	43,009,897
RBC Bearings, Inc. *	9,033	1,630,186
Regal Rexnord Corp.	21,516	3,409,856
Rockwell Automation, Inc.	36,900	10,672,218
Roper Technologies, Inc.	33,617	14,696,008
Sensata Technologies Holding plc *	50,468	2,894,844
SiteOne Landscape Supply, Inc. *	14,359	2,586,343
Snap-on, Inc.	17,028	3,546,081
Stanley Black & Decker, Inc.	51,802	9,047,219
Sunrun, Inc. *	65,490	1,698,156
Textron, Inc.	70,225	4,779,514
The AZEK Co., Inc. *	35,429	1,170,220
The Boeing Co. *	176,030	35,248,247
The Middleby Corp. *	17,853	3,306,376
The Timken Co.	21,808	1,456,774
The Toro Co.	33,928	3,276,766
Trane Technologies plc	75,493	13,067,838
TransDigm Group, Inc. *	16,719	10,302,081
Trex Co., Inc. *	36,670	3,354,205
United Rentals, Inc. *	23,015	7,367,562
Vertiv Holdings Co.	96,371	2,010,299
Virgin Galactic Holdings, Inc. *(a)	56,450	519,340
W.W. Grainger, Inc.	13,766	6,815,684
Watsco, Inc.	10,583	2,990,332
WESCO International, Inc. *	14,091	1,717,552
Westinghouse Air Brake Technologies Corp.	59,295	5,271,325
WillScot Mobile Mini Holdings Corp. *	71,124	2,634,433
Woodward, Inc.	20,220	2,229,659
Xylem, Inc.	57,253	6,012,710
Zurn Water Solutions Corp.	38,335	1,170,751
		746,455,299

Commercial & Professional Services 1.0%
ADT, Inc.	48,281	366,453
ASGN, Inc. *	16,523	1,897,997
Booz Allen Hamilton Holding Corp.	42,909	3,292,408
CACI International, Inc., Class A *	7,538	1,865,353
Cintas Corp.	27,974	10,952,660
Clarivate plc *	118,217	1,945,852
Clean Harbors, Inc. *	15,849	1,466,825
Copart, Inc. *	68,031	8,793,007
CoStar Group, Inc. *	125,501	8,805,150
Dun & Bradstreet Holdings, Inc. *	47,785	958,567
Equifax, Inc.	38,923	9,332,179
Exponent, Inc.	16,491	1,566,315
IAA, Inc. *	43,379	1,992,397
IHS Markit Ltd.	127,232	14,859,425
Jacobs Engineering Group, Inc.	41,365	5,384,896
KBR, Inc.	44,663	1,938,374
Leidos Holdings, Inc.	44,945	4,020,330
ManpowerGroup, Inc.	17,414	1,826,206
MSA Safety, Inc.	11,664	1,602,634
Nielsen Holdings plc	115,046	2,169,768
SECURITY	NUMBER OF SHARES	VALUE ($)
Republic Services, Inc.	66,684	8,512,879
Robert Half International, Inc.	35,552	4,026,620
Rollins, Inc.	71,954	2,219,781
Stericycle, Inc. *	29,291	1,720,553
Tetra Tech, Inc.	17,303	2,408,405
TransUnion	60,813	6,271,037
TriNet Group, Inc. *	12,768	1,087,834
Upwork, Inc. *	38,137	1,037,326
Verisk Analytics, Inc.	51,201	10,042,052
Waste Management, Inc.	122,626	18,447,855
		140,811,138

Consumer Durables & Apparel 1.2%
Brunswick Corp.	24,806	2,252,137
Callaway Golf Co. *	37,239	888,523
Capri Holdings Ltd. *	48,244	2,898,017
Columbia Sportswear Co.	11,162	1,036,615
Crocs, Inc. *	18,786	1,927,819
D.R. Horton, Inc.	103,602	9,243,370
Deckers Outdoor Corp. *	8,804	2,819,305
Garmin Ltd.	48,283	6,007,371
Hanesbrands, Inc.	113,293	1,824,017
Hasbro, Inc.	41,524	3,840,140
Helen of Troy Ltd. *	7,655	1,602,421
Leggett & Platt, Inc.	42,925	1,710,561
Lennar Corp., Class A	86,690	8,331,776
Lululemon Athletica, Inc. *	37,565	12,537,694
Mattel, Inc. *	111,642	2,335,551
Mohawk Industries, Inc. *	17,360	2,740,623
Newell Brands, Inc.	119,864	2,782,043
NIKE, Inc., Class B	407,181	60,291,291
NVR, Inc. *	1,046	5,572,272
Peloton Interactive, Inc., Class A *	95,004	2,596,459
Polaris, Inc.	18,058	2,033,150
PulteGroup, Inc.	81,137	4,275,109
PVH Corp.	22,653	2,152,262
Ralph Lauren Corp.	15,438	1,711,148
Skechers U.S.A., Inc., Class A *	42,714	1,793,988
Tapestry, Inc.	87,065	3,304,117
Tempur Sealy International, Inc.	60,908	2,424,747
Toll Brothers, Inc.	36,598	2,158,184
TopBuild Corp. *	10,524	2,448,409
VF Corp.	103,484	6,748,192
Whirlpool Corp.	19,259	4,048,049
YETI Holdings, Inc. *	27,798	1,822,993
		168,158,353

Consumer Services 2.1%
Airbnb, Inc., Class A *	110,454	17,006,602
Aramark	81,526	2,795,527
Booking Holdings, Inc. *	13,090	32,150,742
Boyd Gaming Corp. *	25,645	1,524,852
Bright Horizons Family Solutions, Inc. *	18,940	2,432,085
Caesars Entertainment, Inc. *	67,865	5,167,241
Carnival Corp. *	255,778	5,066,962
Chegg, Inc. *	47,291	1,251,793
Chipotle Mexican Grill, Inc. *	8,970	13,325,653
Choice Hotels International, Inc.	10,397	1,490,930
Churchill Downs, Inc.	10,997	2,312,669
Coursera, Inc. *	25,494	517,783
Darden Restaurants, Inc.	41,444	5,796,772
Domino’s Pizza, Inc.	11,580	5,264,847
DraftKings, Inc., Class A *	107,211	2,368,291
Expedia Group, Inc. *	46,645	8,549,562
Hilton Grand Vacations, Inc. *	28,146	1,375,214
Hilton Worldwide Holdings, Inc. *	88,887	12,898,393

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Las Vegas Sands Corp. *	109,330	4,788,654
Marriott International, Inc., Class A *	87,142	14,040,319
Marriott Vacations Worldwide Corp.	13,667	2,219,247
McDonald’s Corp.	237,923	61,729,122
MGM Resorts International	124,696	5,327,013
Norwegian Cruise Line Holdings Ltd. *	118,357	2,465,376
Penn National Gaming, Inc. *	52,786	2,407,569
Planet Fitness, Inc., Class A *	26,332	2,334,068
Royal Caribbean Cruises Ltd. *	71,271	5,545,597
Scientific Games Corp., Class A *	30,643	1,768,101
Service Corp. International	52,538	3,242,645
Starbucks Corp.	375,665	36,935,383
Terminix Global Holdings, Inc. *	37,901	1,635,049
Texas Roadhouse, Inc.	22,213	1,896,768
The Wendy's Co.	57,183	1,316,924
Vail Resorts, Inc.	12,915	3,578,747
Wingstop, Inc.	9,454	1,448,826
Wyndham Hotels & Resorts, Inc.	29,581	2,483,325
Wynn Resorts Ltd. *	33,264	2,842,409
Yum! Brands, Inc.	93,376	11,687,874
		290,988,934

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	13,098	1,915,059
AGNC Investment Corp.	166,321	2,476,520
Ally Financial, Inc.	110,741	5,284,561
American Express Co.	199,824	35,932,352
Ameriprise Financial, Inc.	35,743	10,876,952
Annaly Capital Management, Inc.	461,124	3,642,880
Apollo Global Management, Inc.	117,559	8,229,130
Ares Management Corp., Class A	53,483	4,263,665
Berkshire Hathaway, Inc., Class B *	583,200	182,553,264
BlackRock, Inc.	45,506	37,448,708
Blackstone, Inc.	218,641	28,854,053
Capital One Financial Corp.	135,422	19,870,470
Cboe Global Markets, Inc.	34,146	4,047,325
CME Group, Inc.	114,483	26,273,848
Coinbase Global, Inc., Class A *	9,422	1,791,593
Credit Acceptance Corp. *	2,643	1,426,057
Discover Financial Services	93,578	10,831,653
Equitable Holdings, Inc.	119,751	4,028,424
Evercore, Inc., Class A	12,622	1,575,478
FactSet Research Systems, Inc.	12,007	5,065,633
Franklin Resources, Inc.	89,557	2,863,137
Interactive Brokers Group, Inc., Class A	27,761	1,893,023
Intercontinental Exchange, Inc.	179,546	22,741,296
Invesco Ltd.	108,590	2,460,649
Janus Henderson Group plc	54,453	2,009,316
Jefferies Financial Group, Inc.	61,699	2,260,651
KKR & Co., Inc.	186,457	13,268,280
Lazard Ltd., Class A	36,670	1,600,279
LPL Financial Holdings, Inc.	25,425	4,381,236
MarketAxess Holdings, Inc.	12,156	4,187,499
Moody's Corp.	51,490	17,661,070
Morgan Stanley	457,390	46,900,771
Morningstar, Inc.	7,522	2,161,898
MSCI, Inc.	26,296	14,097,812
Nasdaq, Inc.	37,211	6,668,583
New Residential Investment Corp.	148,720	1,583,868
Northern Trust Corp.	66,112	7,711,304
OneMain Holdings, Inc.	35,170	1,816,882
Raymond James Financial, Inc.	58,797	6,224,838
S&P Global, Inc.	76,772	31,877,270
SEI Investments Co.	34,070	1,996,843
SLM Corp.	92,826	1,702,429
Starwood Property Trust, Inc.	97,015	2,401,121
SECURITY	NUMBER OF SHARES	VALUE ($)
State Street Corp.	116,687	11,026,921
Stifel Financial Corp.	32,931	2,466,532
Synchrony Financial	173,907	7,406,699
T. Rowe Price Group, Inc.	71,614	11,059,350
The Bank of New York Mellon Corp.	242,041	14,343,350
The Carlyle Group, Inc.	43,969	2,244,617
The Charles Schwab Corp. (b)	477,397	41,867,717
The Goldman Sachs Group, Inc.	108,046	38,321,755
Tradeweb Markets, Inc., Class A	33,466	2,836,913
Upstart Holdings, Inc. *	15,675	1,708,732
Voya Financial, Inc.	34,942	2,374,658
		732,514,924

Energy 3.2%
APA Corp.	115,871	3,848,076
Baker Hughes Co.	279,553	7,670,934
Cheniere Energy, Inc.	75,266	8,422,265
Chesapeake Energy Corp.	32,990	2,248,928
Chevron Corp.	614,201	80,663,017
ConocoPhillips	420,477	37,262,672
Continental Resources, Inc.	18,238	947,282
Coterra Energy, Inc.	260,766	5,710,775
Devon Energy Corp.	200,206	10,124,418
Diamondback Energy, Inc.	54,115	6,827,148
EOG Resources, Inc.	186,373	20,776,862
EQT Corp. *	95,956	2,039,065
Exxon Mobil Corp.	1,348,880	102,460,925
Halliburton Co.	284,209	8,736,585
Hess Corp.	87,547	8,079,713
Kinder Morgan, Inc.	619,750	10,758,860
Marathon Oil Corp.	247,612	4,821,006
Marathon Petroleum Corp.	196,552	14,102,606
New Fortress Energy, Inc.	13,143	288,620
Occidental Petroleum Corp.	282,035	10,624,259
ONEOK, Inc.	141,735	8,600,480
Ovintiv, Inc.	82,493	3,200,728
Phillips 66	140,019	11,872,211
Pioneer Natural Resources Co.	72,471	15,863,177
Schlumberger N.V.	446,402	17,440,926
Targa Resources Corp.	73,044	4,315,440
Texas Pacific Land Corp.	1,972	2,119,900
The Williams Cos., Inc.	386,347	11,567,229
Valero Energy Corp.	130,006	10,786,598
		432,180,705

Food & Staples Retailing 1.3%
Albertsons Cos., Inc., Class A	31,076	874,789
BJ's Wholesale Club Holdings, Inc. *	43,664	2,684,026
Casey's General Stores, Inc.	11,925	2,239,634
Costco Wholesale Corp.	140,712	71,077,853
Performance Food Group Co. *	49,387	2,083,638
Sysco Corp.	163,478	12,775,806
The Kroger Co.	216,094	9,419,537
U.S. Foods Holding Corp. *	70,940	2,501,344
Walgreens Boots Alliance, Inc.	229,121	11,401,061
Walmart, Inc.	452,749	63,298,838
		178,356,526

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	584,676	29,748,315
Archer-Daniels-Midland Co.	178,637	13,397,775
Beyond Meat, Inc. *(a)	19,109	1,244,569
Brown-Forman Corp., Class B	58,610	3,952,072
Bunge Ltd.	44,496	4,398,875
Campbell Soup Co.	64,114	2,828,710
Celsius Holdings, Inc. *	12,079	576,531

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Conagra Brands, Inc.	152,766	5,310,146
Constellation Brands, Inc., Class A	52,413	12,461,191
Darling Ingredients, Inc. *	51,441	3,280,393
Freshpet, Inc. *	13,951	1,297,861
General Mills, Inc.	192,837	13,244,045
Hormel Foods Corp.	90,360	4,289,389
Ingredion, Inc.	20,911	1,980,272
Kellogg Co.	81,204	5,115,852
Keurig Dr Pepper, Inc.	234,274	8,890,698
Lamb Weston Holdings, Inc.	45,939	2,949,743
McCormick & Co., Inc. - Non Voting Shares	79,693	7,994,005
Molson Coors Beverage Co., Class B	60,438	2,880,475
Mondelez International, Inc., Class A	444,065	29,765,677
Monster Beverage Corp. *	119,376	10,352,287
PepsiCo, Inc.	440,430	76,423,414
Philip Morris International, Inc.	495,857	50,998,892
Pilgrim's Pride Corp. *	16,389	458,400
Post Holdings, Inc. *	18,802	1,989,628
The Boston Beer Co., Inc., Class A *	2,954	1,243,132
The Coca-Cola Co.	1,238,076	75,535,017
The Hershey Co.	46,234	9,111,334
The JM Smucker Co.	34,349	4,828,782
The Kraft Heinz Co.	226,271	8,100,502
Tyson Foods, Inc., Class A	93,714	8,517,665
		403,165,647

Health Care Equipment & Services 5.6%
Abbott Laboratories	563,218	71,787,766
ABIOMED, Inc. *	14,532	4,299,583
Acadia Healthcare Co., Inc. *	28,223	1,485,941
agilon health, Inc. *	14,930	247,539
Align Technology, Inc. *	23,323	11,543,952
Amedisys, Inc. *	10,594	1,431,249
AmerisourceBergen Corp.	47,776	6,507,091
AMN Healthcare Services, Inc. *	15,038	1,523,951
Anthem, Inc.	77,270	34,075,297
Baxter International, Inc.	159,626	13,638,445
Becton, Dickinson & Co.	91,584	23,275,158
Boston Scientific Corp. *	454,324	19,490,500
Cardinal Health, Inc.	89,999	4,641,248
Centene Corp. *	186,022	14,465,071
Cerner Corp.	93,984	8,571,341
Certara, Inc. *	32,683	873,617
Change Healthcare, Inc. *	81,767	1,609,175
Chemed Corp.	4,869	2,283,123
Cigna Corp.	105,497	24,312,839
CVS Health Corp.	420,379	44,774,567
DaVita, Inc. *	20,650	2,237,841
Dentsply Sirona, Inc.	69,400	3,707,348
DexCom, Inc. *	30,867	13,287,626
Edwards Lifesciences Corp. *	198,789	21,707,759
Encompass Health Corp.	31,317	1,942,907
Envista Holdings Corp. *	50,853	2,198,884
Globus Medical, Inc., Class A *	25,267	1,686,067
Guardant Health, Inc. *	32,211	2,240,275
HCA Healthcare, Inc.	76,159	18,281,968
HealthEquity, Inc. *	26,878	1,436,360
Henry Schein, Inc. *	44,425	3,345,203
Hologic, Inc. *	80,580	5,659,939
Humana, Inc.	40,981	16,085,042
IDEXX Laboratories, Inc. *	27,020	13,707,246
Inspire Medical Systems, Inc. *	8,818	1,951,335
Insulet Corp. *	21,894	5,429,712
Integra LifeSciences Holdings Corp. *	22,791	1,475,489
Intuitive Surgical, Inc. *	113,627	32,290,521
Laboratory Corp. of America Holdings *	30,497	8,275,666
SECURITY	NUMBER OF SHARES	VALUE ($)
LHC Group, Inc. *	10,032	1,244,971
Masimo Corp. *	16,070	3,533,311
McKesson Corp.	48,749	12,514,843
Medtronic plc	428,772	44,373,614
Molina Healthcare, Inc. *	18,701	5,432,266
Novocure Ltd. *	28,338	1,945,404
Oak Street Health, Inc. *	44,425	772,107
Omnicell, Inc. *	13,935	2,092,201
Penumbra, Inc. *	11,262	2,545,325
Quest Diagnostics, Inc.	39,285	5,304,261
Quidel Corp. *	12,046	1,245,075
R1 RCM, Inc. *	42,577	1,012,481
ResMed, Inc.	46,491	10,627,843
Shockwave Medical, Inc. *	11,177	1,620,330
STAAR Surgical Co. *	15,070	1,095,890
STERIS plc	31,831	7,142,876
Stryker Corp.	106,958	26,530,932
Tandem Diabetes Care, Inc. *	20,467	2,417,357
Teladoc Health, Inc. *	50,633	3,884,057
Teleflex, Inc.	14,881	4,615,937
Tenet Healthcare Corp. *	34,039	2,522,971
The Cooper Cos., Inc.	15,655	6,235,386
UnitedHealth Group, Inc.	299,930	141,737,920
Universal Health Services, Inc., Class B	23,419	3,045,875
Veeva Systems, Inc., Class A *	44,150	10,443,241
Zimmer Biomet Holdings, Inc.	66,397	8,168,159
		759,889,274

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	77,818	7,988,018
Colgate-Palmolive Co.	268,101	22,104,927
Coty, Inc., Class A *	106,337	901,738
Herbalife Nutrition Ltd. *	32,305	1,373,286
Kimberly-Clark Corp.	107,428	14,787,464
Reynolds Consumer Products, Inc.	17,599	532,722
The Clorox Co.	39,063	6,557,115
The Estee Lauder Cos., Inc., Class A	73,723	22,986,094
The Procter & Gamble Co.	770,625	123,646,781
		200,878,145

Insurance 2.0%
Aflac, Inc.	194,047	12,190,033
Alleghany Corp. *	4,342	2,883,088
American Financial Group, Inc.	21,006	2,736,662
American International Group, Inc.	264,454	15,272,218
American National Group, Inc.	4,093	772,717
Aon plc, Class A	70,152	19,392,819
Arch Capital Group Ltd. *	123,479	5,719,547
Arthur J. Gallagher & Co.	65,939	10,414,406
Assurant, Inc.	18,207	2,776,750
Brown & Brown, Inc.	74,226	4,919,699
Chubb Ltd.	137,155	27,057,938
Cincinnati Financial Corp.	47,484	5,595,040
CNA Financial Corp.	8,422	386,654
Erie Indemnity Co., Class A	7,915	1,457,152
Everest Re Group Ltd.	12,644	3,583,310
Fidelity National Financial, Inc.	90,713	4,567,400
First American Financial Corp.	35,382	2,636,313
Globe Life, Inc.	29,671	3,035,343
Lincoln National Corp.	54,547	3,817,199
Loews Corp.	64,374	3,840,553
Markel Corp. *	4,357	5,371,048
Marsh & McLennan Cos., Inc.	160,585	24,672,279
MetLife, Inc.	227,466	15,253,870
Old Republic International Corp.	89,629	2,297,191
Primerica, Inc.	12,550	1,936,967

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Principal Financial Group, Inc.	78,232	5,715,630
Prudential Financial, Inc.	120,533	13,447,867
Reinsurance Group of America, Inc.	21,300	2,445,879
RenaissanceRe Holdings Ltd.	14,538	2,284,937
The Allstate Corp.	91,366	11,025,135
The Hartford Financial Services Group, Inc.	108,511	7,798,686
The Progressive Corp.	186,577	20,273,457
The Travelers Cos., Inc.	78,448	13,036,489
Unum Group	66,203	1,680,232
W.R. Berkley Corp.	44,593	3,768,109
Willis Towers Watson plc	39,764	9,303,185
		273,365,802

Materials 2.6%
Air Products & Chemicals, Inc.	70,600	19,917,672
Albemarle Corp.	37,370	8,249,054
Alcoa Corp.	59,778	3,390,010
Amcor plc	490,137	5,886,545
AptarGroup, Inc.	20,939	2,456,145
Ashland Global Holdings, Inc.	18,074	1,735,827
Avery Dennison Corp.	26,345	5,411,790
Axalta Coating Systems Ltd. *	68,801	2,037,198
Ball Corp.	103,057	10,006,835
Berry Global Group, Inc. *	42,814	2,886,520
Celanese Corp.	34,740	5,409,365
CF Industries Holdings, Inc.	67,772	4,667,458
Cleveland-Cliffs, Inc. *	144,575	2,478,015
Corteva, Inc.	231,861	11,147,877
Crown Holdings, Inc.	40,758	4,662,715
Diversey Holdings Ltd. *	17,663	194,293
Dow, Inc.	235,288	14,053,752
DuPont de Nemours, Inc.	165,293	12,661,444
Eagle Materials, Inc.	12,869	1,876,944
Eastman Chemical Co.	42,575	5,063,445
Ecolab, Inc.	79,370	15,036,646
Element Solutions, Inc.	69,280	1,554,643
FMC Corp.	40,634	4,484,775
Freeport-McMoRan, Inc.	468,392	17,433,550
Graphic Packaging Holding Co.	90,185	1,705,398
Huntsman Corp.	65,677	2,353,207
International Flavors & Fragrances, Inc.	81,064	10,693,963
International Paper Co.	122,724	5,921,433
Linde plc	163,214	52,013,038
Louisiana-Pacific Corp.	27,958	1,857,530
LyondellBasell Industries N.V., Class A	84,058	8,130,930
Martin Marietta Materials, Inc.	19,920	7,751,270
MP Materials Corp. *	23,731	947,816
Newmont Corp.	253,662	15,516,505
Nucor Corp.	91,257	9,253,460
Olin Corp.	45,927	2,327,121
Packaging Corp. of America	30,516	4,596,625
PPG Industries, Inc.	75,459	11,786,696
Reliance Steel & Aluminum Co.	20,052	3,065,550
Royal Gold, Inc.	20,934	2,125,848
RPM International, Inc.	41,281	3,657,909
Sealed Air Corp.	47,599	3,232,924
Sonoco Products Co.	31,224	1,768,527
Steel Dynamics, Inc.	60,358	3,351,076
Sylvamo Corp. *	11,299	336,597
The Chemours Co.	52,531	1,718,289
The Mosaic Co.	117,737	4,703,593
The Scotts Miracle-Gro Co.	12,918	1,953,202
The Sherwin-Williams Co.	76,726	21,982,766
United States Steel Corp.	85,974	1,781,381
Valvoline, Inc.	57,461	1,892,765
SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Materials Co.	42,330	8,055,822
Westlake Chemical Corp.	10,358	1,021,817
WestRock Co.	85,555	3,949,219
		362,154,795

Media & Entertainment 8.3%
Activision Blizzard, Inc.	248,244	19,613,758
Alphabet, Inc., Class A *	95,801	259,244,212
Alphabet, Inc., Class C *	89,064	241,717,024
Altice USA, Inc., Class A *	73,704	1,062,812
AMC Entertainment Holdings, Inc., Class A *(a)	163,168	2,620,478
Bumble, Inc., Class A *	22,502	664,034
Cable One, Inc.	1,570	2,425,226
Charter Communications, Inc., Class A *	39,372	23,360,983
Comcast Corp., Class A	1,451,894	72,580,181
Discovery, Inc., Class C *(a)	97,793	2,674,639
DISH Network Corp., Class A *	79,868	2,507,855
Electronic Arts, Inc.	90,046	11,945,502
Endeavor Group Holdings, Inc., Class A *	6,502	203,968
Fox Corp., Class A	101,255	4,111,966
Fox Corp., Class B	46,486	1,728,349
IAC/InterActiveCorp. *	26,509	3,619,539
Liberty Broadband Corp., Class C *	44,958	6,672,217
Liberty Media Corp. - Liberty Formula One, Class C *	65,233	3,928,984
Liberty Media Corp. - Liberty SiriusXM, Class C *	50,579	2,353,441
Live Nation Entertainment, Inc. *	43,022	4,711,339
Match Group, Inc. *	90,199	10,165,427
Meta Platforms, Inc., Class A *	753,682	236,098,423
Netflix, Inc. *	141,080	60,260,911
News Corp., Class A	124,961	2,779,133
Nexstar Media Group, Inc., Class A	13,230	2,187,977
Omnicom Group, Inc.	68,022	5,126,138
Pinterest, Inc., Class A *	179,420	5,303,655
Playtika Holding Corp. *	32,468	552,930
ROBLOX Corp., Class A *	13,133	864,939
Roku, Inc. *	37,518	6,154,828
Sirius XM Holdings, Inc. (a)	294,747	1,874,591
Snap, Inc., Class A *	341,221	11,103,331
Take-Two Interactive Software, Inc. *	36,714	5,996,865
The Interpublic Group of Cos., Inc.	125,758	4,469,439
The New York Times Co., Class A	53,007	2,121,870
The Walt Disney Co. *	578,801	82,751,179
Twitter, Inc. *	255,016	9,565,650
ViacomCBS, Inc., Class B	192,528	6,440,062
Vimeo, Inc. *	49,561	726,069
Ziff Davis, Inc. *	15,297	1,607,103
ZoomInfo Technologies, Inc., Class A *	96,442	5,097,924
Zynga, Inc., Class A *	335,958	3,047,139
		1,132,042,090

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
10X Genomics, Inc., Class A *	29,323	2,822,925
AbbVie, Inc.	563,262	77,104,935
Adaptive Biotechnologies Corp. *	34,467	601,105
Agilent Technologies, Inc.	96,363	13,425,293
Alnylam Pharmaceuticals, Inc. *	38,135	5,247,376
Amgen, Inc.	179,312	40,728,928
Apellis Pharmaceuticals, Inc. *	25,635	1,032,321
Arrowhead Pharmaceuticals, Inc. *	33,545	1,769,834
Avantor, Inc. *	194,038	7,243,439

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Beam Therapeutics, Inc. *	13,921	963,472
Biogen, Inc. *	46,770	10,570,020
Biohaven Pharmaceutical Holding Co., Ltd. *	18,408	2,445,871
BioMarin Pharmaceutical, Inc. *	58,484	5,183,437
Bio-Rad Laboratories, Inc., Class A *	6,927	4,154,330
Bio-Techne Corp.	12,529	4,716,041
Blueprint Medicines Corp. *	18,476	1,424,500
Bridgebio Pharma, Inc. *	34,725	342,736
Bristol-Myers Squibb Co.	706,529	45,846,667
Bruker Corp.	32,140	2,140,524
Catalent, Inc. *	54,711	5,686,114
Charles River Laboratories International, Inc. *	16,018	5,282,096
Danaher Corp.	202,536	57,882,763
Denali Therapeutics, Inc. *	29,377	1,005,281
Elanco Animal Health, Inc. *	151,847	3,954,096
Eli Lilly & Co.	252,997	62,082,934
Exact Sciences Corp. *	54,886	4,191,095
Exelixis, Inc. *	100,412	1,817,457
Fate Therapeutics, Inc. *	25,409	1,054,728
Gilead Sciences, Inc.	399,786	27,457,303
Halozyme Therapeutics, Inc. *	45,186	1,563,887
Horizon Therapeutics plc *	72,474	6,763,998
Illumina, Inc. *	49,787	17,366,701
Incyte Corp. *	59,846	4,448,353
Intellia Therapeutics, Inc. *	22,337	2,112,410
Invitae Corp. *	67,995	764,264
Ionis Pharmaceuticals, Inc. *	44,590	1,417,962
IQVIA Holdings, Inc. *	60,918	14,918,818
Jazz Pharmaceuticals plc *	19,730	2,740,694
Johnson & Johnson	838,345	144,438,460
Maravai LifeSciences Holdings, Inc., Class A *	34,665	1,002,512
Medpace Holdings, Inc. *	9,166	1,626,598
Merck & Co., Inc.	804,299	65,534,283
Mettler-Toledo International, Inc. *	7,339	10,807,999
Mirati Therapeutics, Inc. *	15,611	1,862,392
Moderna, Inc. *	112,356	19,025,242
Natera, Inc. *	27,723	1,958,630
NeoGenomics, Inc. *	39,039	879,939
Neurocrine Biosciences, Inc. *	30,228	2,388,617
Novavax, Inc. *	24,102	2,258,357
Organon & Co.	80,826	2,579,158
Pacific Biosciences of California, Inc. *	70,644	789,800
PerkinElmer, Inc.	40,173	6,916,585
Perrigo Co., plc	42,834	1,630,690
Pfizer, Inc.	1,787,452	94,180,846
Regeneron Pharmaceuticals, Inc. *	33,665	20,488,182
Repligen Corp. *	16,253	3,223,620
Royalty Pharma plc, Class A	112,685	4,508,527
Sarepta Therapeutics, Inc. *	27,341	1,956,795
Seagen, Inc. *	42,691	5,742,366
Sotera Health Co. *	31,432	676,102
Syneos Health, Inc. *	32,794	2,969,825
Thermo Fisher Scientific, Inc.	125,501	72,953,731
Twist Bioscience Corp. *	15,543	923,565
Ultragenyx Pharmaceutical, Inc. *	21,559	1,507,621
United Therapeutics Corp. *	14,531	2,933,373
Vertex Pharmaceuticals, Inc. *	81,134	19,719,619
Viatris, Inc.	387,366	5,798,869
Vir Biotechnology, Inc. *	23,248	798,104
Waters Corp. *	19,497	6,241,380
West Pharmaceutical Services, Inc.	23,649	9,299,260
Zoetis, Inc.	150,565	30,081,381
		997,977,136

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	44,902	8,748,706
American Campus Communities, Inc.	44,609	2,331,266
American Homes 4 Rent, Class A	90,267	3,532,148
American Tower Corp.	145,050	36,480,075
Americold Realty Trust	85,341	2,427,951
Apartment Income REIT Corp.	49,961	2,638,940
AvalonBay Communities, Inc.	44,390	10,841,370
Boston Properties, Inc.	45,530	5,103,002
Brixmor Property Group, Inc.	93,339	2,367,077
Camden Property Trust	32,491	5,201,484
CBRE Group, Inc., Class A *	106,860	10,829,192
Compass, Inc., Class A *	8,684	74,509
Cousins Properties, Inc.	47,237	1,821,459
Crown Castle International Corp.	137,832	25,155,718
CubeSmart	69,217	3,512,071
CyrusOne, Inc.	40,486	3,637,667
Digital Realty Trust, Inc.	90,469	13,500,689
Douglas Emmett, Inc.	55,778	1,741,389
Duke Realty Corp.	120,870	6,983,869
EastGroup Properties, Inc.	13,044	2,607,626
Equinix, Inc.	28,712	20,813,329
Equity LifeStyle Properties, Inc.	54,650	4,278,549
Equity Residential	108,344	9,613,363
Essex Property Trust, Inc.	20,678	6,875,435
eXp World Holdings, Inc. (a)	20,945	568,447
Extra Space Storage, Inc.	42,543	8,431,597
Federal Realty Investment Trust	22,481	2,866,103
First Industrial Realty Trust, Inc.	41,572	2,526,746
Gaming & Leisure Properties, Inc.	71,567	3,233,397
Healthcare Trust of America, Inc., Class A	70,887	2,307,372
Healthpeak Properties, Inc.	171,171	6,054,318
Host Hotels & Resorts, Inc. *	227,907	3,951,907
Innovative Industrial Properties, Inc.	7,611	1,508,424
Invitation Homes, Inc.	190,017	7,976,914
Iron Mountain, Inc.	91,825	4,216,604
Jones Lang LaSalle, Inc. *	16,108	4,039,725
Kilroy Realty Corp.	33,199	2,124,736
Kimco Realty Corp.	196,282	4,761,801
Lamar Advertising Co., Class A	27,843	3,083,891
Life Storage, Inc.	26,093	3,521,250
Medical Properties Trust, Inc.	190,697	4,340,264
Mid-America Apartment Communities, Inc.	36,727	7,590,736
National Retail Properties, Inc.	56,375	2,501,923
Omega Healthcare Investors, Inc.	75,332	2,371,451
Opendoor Technologies, Inc. *	121,101	1,202,533
Orion Office REIT, Inc. *	17,516	291,466
Prologis, Inc.	235,581	36,943,812
Public Storage	48,633	17,436,390
Rayonier, Inc.	44,937	1,641,998
Realty Income Corp.	180,180	12,506,294
Redfin Corp. *	33,626	994,321
Regency Centers Corp.	48,608	3,487,624
Rexford Industrial Realty, Inc.	48,371	3,539,306
SBA Communications Corp.	34,583	11,254,692
Simon Property Group, Inc.	104,797	15,426,118
Spirit Realty Capital, Inc.	39,380	1,868,975
STAG Industrial, Inc.	55,889	2,388,137
STORE Capital Corp.	78,202	2,479,785
Sun Communities, Inc.	36,838	6,960,909
UDR, Inc.	92,523	5,259,007
Ventas, Inc.	127,137	6,740,804
VICI Properties, Inc.	200,516	5,738,768
Vornado Realty Trust	50,165	2,057,267
Welltower, Inc.	138,732	12,018,353
Weyerhaeuser Co.	238,361	9,636,935

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WP Carey, Inc.	59,491	4,616,502
Zillow Group, Inc., Class A *	11,796	588,149
Zillow Group, Inc., Class C *	53,705	2,711,028
		436,883,663

Retailing 6.1%
Advance Auto Parts, Inc.	20,098	4,652,888
Amazon.com, Inc. *	138,914	415,557,064
AutoNation, Inc. *	12,771	1,392,039
AutoZone, Inc. *	6,686	13,280,736
Bath & Body Works, Inc.	83,766	4,696,760
Best Buy Co., Inc.	70,332	6,982,561
Burlington Stores, Inc. *	21,177	5,017,467
CarMax, Inc. *	51,817	5,760,496
Carvana Co. *	27,247	4,415,649
Chewy, Inc., Class A *	27,632	1,315,559
Dick's Sporting Goods, Inc.	20,860	2,407,244
Dollar General Corp.	74,362	15,502,990
Dollar Tree, Inc. *	71,738	9,413,460
DoorDash, Inc., Class A *	51,631	5,859,602
eBay, Inc.	199,373	11,976,336
Etsy, Inc. *	40,235	6,320,114
Five Below, Inc. *	17,983	2,949,212
Floor & Decor Holdings, Inc., Class A *	33,540	3,646,469
Foot Locker, Inc.	28,744	1,284,282
GameStop Corp., Class A *(a)	19,778	2,154,417
Genuine Parts Co.	45,539	6,067,161
Kohl's Corp.	48,115	2,872,947
Lithia Motors, Inc.	9,609	2,807,077
LKQ Corp.	85,930	4,716,698
Lowe’s Cos., Inc.	220,425	52,317,874
Macy's, Inc.	99,248	2,540,749
O'Reilly Automotive, Inc. *	21,475	13,996,331
Penske Automotive Group, Inc.	10,012	1,017,519
Pool Corp.	12,747	6,070,759
RH *	5,495	2,213,496
Ross Stores, Inc.	112,926	11,038,516
Target Corp.	155,319	34,236,967
The Gap, Inc.	70,197	1,268,460
The Home Depot, Inc.	336,057	123,326,198
The TJX Cos., Inc.	382,618	27,537,017
Tractor Supply Co.	36,379	7,941,899
Ulta Beauty, Inc. *	17,345	6,309,070
Victoria's Secret & Co. *	22,472	1,254,612
Wayfair, Inc., Class A *	24,922	3,885,838
Williams-Sonoma, Inc.	23,481	3,769,640
		839,774,173

Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc. *	384,694	43,951,290
Allegro MicroSystems, Inc. *	17,422	494,436
Amkor Technology, Inc.	31,733	698,761
Analog Devices, Inc.	171,252	28,080,190
Applied Materials, Inc.	287,665	39,749,550
Azenta, Inc.	23,498	1,981,821
Broadcom, Inc.	131,076	76,794,807
Enphase Energy, Inc. *	43,135	6,059,173
Entegris, Inc.	43,333	5,193,027
First Solar, Inc. *	31,416	2,462,386
Intel Corp.	1,295,283	63,235,716
KLA Corp.	48,207	18,765,539
Lam Research Corp.	44,822	26,441,394
Lattice Semiconductor Corp. *	43,302	2,391,136
Marvell Technology, Inc.	262,372	18,733,361
Microchip Technology, Inc.	176,882	13,704,817
Micron Technology, Inc.	356,262	29,309,675
SECURITY	NUMBER OF SHARES	VALUE ($)
MKS Instruments, Inc.	17,685	2,747,011
Monolithic Power Systems, Inc.	13,854	5,582,192
NVIDIA Corp.	796,287	194,978,835
NXP Semiconductors N.V.	84,576	17,375,293
ON Semiconductor Corp. *	136,795	8,070,905
Power Integrations, Inc.	19,121	1,543,256
Qorvo, Inc. *	35,290	4,844,611
QUALCOMM, Inc.	356,715	62,696,228
Silicon Laboratories, Inc. *	12,695	2,097,087
Skyworks Solutions, Inc.	52,474	7,688,491
SolarEdge Technologies, Inc. *	16,738	3,987,326
Synaptics, Inc. *	12,517	2,632,951
Teradyne, Inc.	51,953	6,100,841
Texas Instruments, Inc.	294,167	52,800,035
Universal Display Corp.	13,786	2,116,289
Wolfspeed, Inc. *	37,057	3,492,252
Xilinx, Inc.	78,830	15,257,547
		772,058,229

Software & Services 14.6%
Accenture plc, Class A	201,099	71,104,584
Adobe, Inc. *	151,498	80,945,381
Affirm Holdings, Inc. *	46,614	2,986,559
Akamai Technologies, Inc. *	51,664	5,918,111
Amdocs Ltd.	40,786	3,095,250
Anaplan, Inc. *	46,000	2,220,880
ANSYS, Inc. *	27,821	9,459,418
AppLovin Corp., Class A *	8,558	551,306
Asana, Inc., Class A *	25,900	1,359,232
Aspen Technology, Inc. *	21,295	3,197,657
Autodesk, Inc. *	70,144	17,521,270
Automatic Data Processing, Inc.	134,086	27,644,511
Avalara, Inc. *	27,834	3,051,163
Bentley Systems, Inc., Class B	58,355	2,344,120
Bill.com Holdings, Inc. *	29,090	5,475,029
Black Knight, Inc. *	49,700	3,707,620
Blackline, Inc. *	16,864	1,549,296
Block, Inc. *	156,909	19,188,402
Broadridge Financial Solutions, Inc.	37,243	5,929,830
C3.ai, Inc., Class A *	22,237	585,723
Cadence Design Systems, Inc. *	88,251	13,426,507
Ceridian HCM Holding, Inc. *	43,532	3,300,596
Citrix Systems, Inc.	39,683	4,045,285
Cloudflare, Inc., Class A *	87,280	8,413,792
Cognizant Technology Solutions Corp., Class A	167,679	14,323,140
Concentrix Corp.	13,803	2,774,265
Consensus Cloud Solutions, Inc. *	5,099	289,113
Coupa Software, Inc. *	23,513	3,157,091
Crowdstrike Holdings, Inc., Class A *	65,594	11,848,900
Datadog, Inc., Class A *	81,949	11,973,568
Digital Turbine, Inc. *	27,802	1,227,458
DigitalOcean Holdings, Inc. *	5,458	312,962
DocuSign, Inc. *	62,707	7,886,659
Dolby Laboratories, Inc., Class A	20,661	1,815,069
DoubleVerify Holdings, Inc. *	7,043	194,809
Dropbox, Inc., Class A *	91,212	2,257,497
Duck Creek Technologies, Inc. *	23,835	608,984
DXC Technology Co. *	81,299	2,445,474
Dynatrace, Inc. *	62,321	3,418,930
Elastic N.V. *	22,681	2,115,003
EPAM Systems, Inc. *	18,084	8,610,516
Euronet Worldwide, Inc. *	17,044	2,282,021
Everbridge, Inc. *	12,102	618,654
Fair Isaac Corp. *	8,744	4,328,193
Fastly, Inc., Class A *	33,729	966,673
Fidelity National Information Services, Inc.	193,874	23,249,370

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fiserv, Inc. *	189,175	19,995,798
Five9, Inc. *	21,618	2,717,383
FleetCor Technologies, Inc. *	25,919	6,175,461
Fortinet, Inc. *	43,293	12,868,411
Gartner, Inc. *	26,243	7,712,555
Genpact Ltd.	54,713	2,721,972
Global Payments, Inc.	92,406	13,849,811
GoDaddy, Inc., Class A *	52,866	4,002,485
Guidewire Software, Inc. *	26,397	2,661,873
HubSpot, Inc. *	14,281	6,980,553
International Business Machines Corp.	285,551	38,141,047
Intuit, Inc.	90,201	50,082,301
Jack Henry & Associates, Inc.	23,748	3,985,152
Kyndryl Holdings, Inc. *	56,975	961,738
Manhattan Associates, Inc. *	20,137	2,695,740
Mastercard, Inc., Class A	276,291	106,753,317
Maximus, Inc.	19,808	1,531,555
Microsoft Corp.	2,391,242	743,628,437
MicroStrategy, Inc., Class A *	2,678	985,531
MongoDB, Inc. *	21,088	8,542,960
nCino, Inc. *	17,889	819,853
NCR Corp. *	42,402	1,613,820
NortonLifeLock, Inc.	184,708	4,804,255
Nuance Communications, Inc. *	90,547	5,002,722
Nutanix, Inc., Class A *	67,726	1,851,629
Okta, Inc. *	47,046	9,309,933
Oracle Corp.	513,593	41,683,208
Palantir Technologies, Inc., Class A *	510,361	6,997,049
Palo Alto Networks, Inc. *	31,232	16,159,437
Paychex, Inc.	102,165	12,030,950
Paycom Software, Inc. *	15,277	5,122,378
Paylocity Holding Corp. *	12,487	2,547,098
PayPal Holdings, Inc. *	374,030	64,310,718
Pegasystems, Inc.	12,737	1,263,765
PTC, Inc. *	33,736	3,922,147
Rapid7, Inc. *	18,263	1,759,275
RingCentral, Inc., Class A *	26,318	4,644,864
salesforce.com, Inc. *	311,823	72,539,384
ServiceNow, Inc. *	63,385	37,129,665
Smartsheet, Inc., Class A *	39,759	2,473,805
Snowflake, Inc., Class A *	73,813	20,365,007
Splunk, Inc. *	51,517	6,383,987
Sprout Social, Inc., Class A *	14,327	986,414
SS&C Technologies Holdings, Inc.	70,490	5,630,036
Synopsys, Inc. *	48,491	15,056,456
Teradata Corp. *	34,670	1,398,588
The Trade Desk, Inc., Class A *	138,957	9,663,070
The Western Union Co.	126,538	2,392,834
Twilio, Inc., Class A *	53,690	11,066,583
Tyler Technologies, Inc. *	13,060	6,187,828
UiPath, Inc., Class A *	82,964	3,030,675
Unity Software, Inc. *	51,053	5,368,223
Varonis Systems, Inc. *	34,107	1,270,827
VeriSign, Inc. *	30,884	6,707,387
Visa, Inc., Class A	534,093	120,795,814
VMware, Inc., Class A	64,114	8,237,367
WEX, Inc. *	14,404	2,318,756
Workday, Inc., Class A *	60,846	15,394,646
Workiva, Inc. *	14,392	1,702,286
Zendesk, Inc. *	38,687	3,811,056
Zoom Video Communications, Inc., Class A *	69,196	10,675,559
Zscaler, Inc. *	25,208	6,481,229
		2,001,630,534

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	190,853	15,189,990
Apple Inc.	4,964,114	867,627,845
Arista Networks, Inc. *	71,496	8,887,668
Arrow Electronics, Inc. *	22,182	2,750,568
CDW Corp.	43,308	8,187,377
Ciena Corp. *	49,100	3,255,821
Cisco Systems, Inc.	1,343,266	74,779,618
Cognex Corp.	56,126	3,730,134
Coherent, Inc. *	7,793	2,014,335
Corning, Inc.	244,245	10,268,060
Dell Technologies, Inc., Class C *	92,175	5,236,462
F5, Inc. *	19,089	3,963,258
Hewlett Packard Enterprise Co.	417,205	6,812,958
HP, Inc.	367,992	13,516,346
II-VI, Inc. *	33,796	2,142,666
IPG Photonics Corp. *	11,535	1,781,811
Jabil, Inc.	45,152	2,776,397
Juniper Networks, Inc.	102,862	3,581,655
Keysight Technologies, Inc. *	58,661	9,903,150
Littelfuse, Inc.	7,876	2,126,284
Lumentum Holdings, Inc. *	23,145	2,348,755
Motorola Solutions, Inc.	53,799	12,478,140
National Instruments Corp.	41,806	1,723,243
NetApp, Inc.	71,125	6,153,024
Novanta, Inc. *	11,214	1,548,653
Pure Storage, Inc., Class A *	84,751	2,245,054
Seagate Technology Holdings plc	65,421	7,009,860
TD SYNNEX Corp.	13,180	1,378,233
TE Connectivity Ltd.	103,794	14,843,580
Teledyne Technologies, Inc. *	14,805	6,239,271
Trimble, Inc. *	79,928	5,767,605
Ubiquiti, Inc.	1,986	576,019
Vontier Corp.	54,184	1,523,112
Western Digital Corp. *	99,222	5,133,746
Zebra Technologies Corp., Class A *	17,067	8,689,151
		1,126,189,849

Telecommunication Services 1.2%
AT&T, Inc.	2,275,313	58,020,481
Frontier Communications Parent, Inc. *	65,961	1,758,520
Iridium Communications, Inc. *	41,910	1,503,731
Liberty Global plc, Class C *	105,416	2,850,449
Lumen Technologies, Inc.	293,907	3,632,691
T-Mobile US, Inc. *	186,960	20,223,463
Verizon Communications, Inc.	1,318,736	70,196,317
		158,185,652

Transportation 1.8%
Alaska Air Group, Inc. *	40,258	2,203,723
AMERCO	3,110	1,893,835
American Airlines Group, Inc. *	205,783	3,389,246
Avis Budget Group, Inc. *	12,804	2,255,809
C.H. Robinson Worldwide, Inc.	41,643	4,357,940
CSX Corp.	705,903	24,156,001
Delta Air Lines, Inc. *	204,285	8,108,072
Expeditors International of Washington, Inc.	53,851	6,164,862
FedEx Corp.	77,820	19,132,825
GXO Logistics, Inc. *	31,339	2,545,040
JB Hunt Transport Services, Inc.	26,828	5,165,463
Knight-Swift Transportation Holdings, Inc.	52,718	2,982,784
Landstar System, Inc.	11,981	1,916,960
Lyft, Inc., Class A *	94,420	3,637,058

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norfolk Southern Corp.	77,416	21,056,378
Old Dominion Freight Line, Inc.	29,610	8,940,147
Saia, Inc. *	8,339	2,370,611
Southwest Airlines Co. *	188,901	8,455,209
TuSimple Holdings, Inc., Class A *	10,592	198,706
Uber Technologies, Inc. *	531,911	19,893,471
Union Pacific Corp.	204,783	50,079,683
United Airlines Holdings, Inc. *	103,248	4,427,274
United Parcel Service, Inc., Class B	232,179	46,948,916
XPO Logistics, Inc. *	31,338	2,073,635
		252,353,648

Utilities 2.4%
Alliant Energy Corp.	80,085	4,793,888
Ameren Corp.	82,231	7,297,179
American Electric Power Co., Inc.	160,111	14,474,034
American Water Works Co., Inc.	57,742	9,284,914
Atmos Energy Corp.	41,945	4,497,343
Avangrid, Inc.	22,070	1,031,110
CenterPoint Energy, Inc.	200,719	5,692,391
CMS Energy Corp.	92,067	5,927,274
Consolidated Edison, Inc.	112,323	9,710,323
Dominion Energy, Inc.	257,955	20,806,650
DTE Energy Co.	61,587	7,416,922
Duke Energy Corp.	245,139	25,754,303
Edison International	120,775	7,583,462
Entergy Corp.	64,362	7,193,741
Essential Utilities, Inc.	73,109	3,563,333
Evergy, Inc.	72,700	4,722,592
Eversource Energy	109,282	9,779,646
Exelon Corp.	312,081	18,085,094
FirstEnergy Corp.	174,183	7,308,719
IDACORP, Inc.	16,060	1,770,133
MDU Resources Group, Inc.	65,040	1,910,225
NextEra Energy, Inc.	624,967	48,822,422
NiSource, Inc.	125,076	3,649,718
NRG Energy, Inc.	77,658	3,100,884
OGE Energy Corp.	62,889	2,384,751
PG&E Corp. *	478,621	6,121,563
Pinnacle West Capital Corp.	36,199	2,519,812
PPL Corp.	238,124	7,067,520
Public Service Enterprise Group, Inc.	160,698	10,691,238
Sempra Energy	101,613	14,038,852
The AES Corp.	213,424	4,733,744
The Southern Co.	337,634	23,462,187
SECURITY	NUMBER OF SHARES	VALUE ($)
UGI Corp.	66,266	3,005,163
Vistra Corp.	155,157	3,383,974
WEC Energy Group, Inc.	100,236	9,726,902
Xcel Energy, Inc.	171,244	11,928,857
		333,240,863
Total Common Stocks (Cost $3,056,340,469)		13,616,892,195

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	36,495,518	36,495,518
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	10,624,445	10,624,445
		47,119,963
Total Short-Term Investments (Cost $47,119,963)		47,119,963
Total Investments in Securities (Cost $3,103,460,432)		13,664,012,158

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/18/22	218	49,096,325	(1,782,046)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,319,133.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$39,021,425	$198,000	($56,556)	($926)	$2,705,774	$41,867,717	477,397	$85,625

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,616,892,195	$—	$—	$13,616,892,195
Short-Term Investments[1]	47,119,963	—	—	47,119,963
Liabilities
Futures Contracts[2]	(1,782,046)	—	—	(1,782,046)
Total	$13,662,230,112	$—	$—	$13,662,230,112

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	209,285	8,783,691
American Axle & Manufacturing Holdings, Inc. *	247,581	2,015,309
Arcimoto, Inc. *(a)	63,036	385,150
Canoo, Inc. *(a)	233,550	1,429,326
Cooper-Standard Holdings, Inc. *	36,757	756,827
Dana, Inc.	321,638	6,966,679
Dorman Products, Inc. *	58,356	5,463,872
Fisker, Inc. *(a)	360,363	4,255,887
Fox Factory Holding Corp. *	93,260	12,410,108
Gentherm, Inc. *	73,527	6,425,525
LCI Industries	54,784	6,747,745
Lordstown Motors Corp., Class A *(a)	345,998	1,037,994
Modine Manufacturing Co. *	111,763	1,022,631
Motorcar Parts of America, Inc. *	41,063	678,771
Patrick Industries, Inc.	49,997	3,219,807
Standard Motor Products, Inc.	45,869	2,195,749
Stoneridge, Inc. *	56,946	1,074,571
Tenneco, Inc., Class A *	149,875	1,573,688
The Goodyear Tire & Rubber Co. *	610,431	12,654,235
Visteon Corp. *	61,162	6,208,555
Winnebago Industries, Inc.	71,600	4,619,632
Workhorse Group, Inc. *(a)	262,205	886,253
XL Fleet Corp. *	75,386	161,326
XPEL, Inc. *	39,578	2,468,084
		93,441,415

Banks 10.9%
1st Source Corp.	37,519	1,871,448
Allegiance Bancshares, Inc.	41,981	1,848,423
Amalgamated Financial Corp.	29,248	497,508
Amerant Bancorp, Inc.	59,636	2,027,624
American National Bankshares, Inc.	22,774	860,857
Ameris Bancorp	146,607	7,229,191
Arrow Financial Corp.	30,185	1,067,945
Associated Banc-Corp.	327,778	7,833,894
Atlantic Capital Bancshares, Inc. *	43,570	1,312,328
Atlantic Union Bankshares Corp.	166,264	6,770,270
Axos Financial, Inc. *	125,694	6,473,241
Banc of California, Inc.	121,956	2,356,190
BancFirst Corp.	38,019	2,849,524
Bank First Corp.	14,592	1,021,294
Bank of Marin Bancorp	34,306	1,279,271
BankUnited, Inc.	196,585	8,207,424
Banner Corp.	75,630	4,697,379
Bar Harbor Bankshares	32,187	982,991
Berkshire Hills Bancorp, Inc.	107,886	3,192,347
Blue Foundry Bancorp *	62,640	919,555
Blue Ridge Bankshares, Inc.	38,720	706,253
Bridgewater Bancshares, Inc. *	46,422	825,847
Brookline Bancorp, Inc.	169,574	2,899,715
SECURITY	NUMBER OF SHARES	VALUE ($)
Business First Bancshares, Inc.	41,978	1,152,296
Byline Bancorp, Inc.	54,512	1,417,312
Cadence Bank	414,783	12,928,786
Cambridge Bancorp	15,172	1,358,501
Camden National Corp.	32,515	1,614,695
Capital Bancorp, Inc.	17,572	454,060
Capital City Bank Group, Inc.	30,136	833,562
Capitol Federal Financial, Inc.	287,732	3,202,457
Capstar Financial Holdings, Inc.	44,605	956,777
Carter Bankshares, Inc. *	57,749	888,757
Cathay General Bancorp	163,804	7,397,389
CBTX, Inc.	40,641	1,196,065
Central Pacific Financial Corp.	60,407	1,757,844
Citizens & Northern Corp.	34,056	855,487
City Holding Co.	32,772	2,628,642
Civista Bancshares, Inc.	33,017	796,040
CNB Financial Corp.	35,074	936,827
Coastal Financial Corp. *	21,101	1,021,710
Columbia Banking System, Inc.	172,621	6,002,032
Columbia Financial, Inc. *	86,947	1,840,668
Community Bank System, Inc.	118,176	8,440,130
Community Trust Bancorp, Inc.	34,369	1,518,766
ConnectOne Bancorp, Inc.	82,629	2,644,954
CrossFirst Bankshares, Inc. *	101,903	1,575,420
Customers Bancorp, Inc. *	65,737	3,832,467
CVB Financial Corp.	285,942	6,299,302
Dime Community Bancshares, Inc.	76,659	2,679,999
Eagle Bancorp, Inc.	69,658	4,177,390
Eastern Bankshares, Inc.	378,463	8,057,477
Enact Holdings, Inc.	32,052	701,298
Enterprise Bancorp, Inc.	20,592	879,072
Enterprise Financial Services Corp.	78,138	3,870,957
Equity Bancshares, Inc., Class A	29,400	942,564
Essent Group Ltd.	238,920	10,904,309
Farmers National Banc Corp.	68,488	1,195,116
FB Financial Corp.	73,797	3,285,442
Federal Agricultural Mortgage Corp., Class C	20,257	2,467,303
Fidelity D&D Bancorp, Inc.	8,679	456,776
Finance Of America Cos., Inc., Class A *	40,128	149,677
Financial Institutions, Inc.	34,236	1,103,769
First BanCorp	448,157	6,520,684
First BanCorp (North Carolina)	76,293	3,350,026
First Bank	35,288	516,969
First Busey Corp.	111,311	3,103,351
First Commonwealth Financial Corp.	208,334	3,450,011
First Community Bankshares, Inc.	37,827	1,180,581
First Financial Bancorp	205,103	5,170,647
First Financial Bankshares, Inc.	286,430	13,459,346
First Financial Corp.	25,533	1,146,176
First Foundation, Inc.	87,044	2,276,201
First Internet Bancorp	20,478	1,029,224
First Interstate BancSystem, Inc., Class A	91,215	3,352,151
First Merchants Corp.	126,014	5,346,774
First Mid Bancshares, Inc.	36,724	1,511,193

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Midwest Bancorp, Inc.	251,443	5,222,471
Five Star Bancorp	27,993	867,783
Flagstar Bancorp, Inc.	114,929	5,200,537
Flushing Financial Corp.	65,261	1,540,812
FS Bancorp, Inc.	15,574	517,368
Fulton Financial Corp.	350,155	6,285,282
German American Bancorp, Inc.	54,645	2,163,942
Glacier Bancorp, Inc.	243,289	12,633,998
Great Southern Bancorp, Inc.	22,887	1,358,115
Great Western Bancorp, Inc.	121,698	3,758,034
Guaranty Bancshares, Inc.	17,539	623,336
Hancock Whitney Corp.	191,040	10,071,629
Hanmi Financial Corp.	68,137	1,831,523
HarborOne Bancorp, Inc.	105,945	1,504,419
HBT Financial, Inc.	22,077	410,853
Heartland Financial USA, Inc.	89,190	4,640,556
Heritage Commerce Corp.	129,743	1,616,598
Heritage Financial Corp.	76,673	1,860,087
Hilltop Holdings, Inc.	136,860	4,520,486
Home Bancorp, Inc.	16,249	631,274
Home BancShares, Inc.	336,084	7,918,139
Home Point Capital, Inc. (a)	15,618	62,316
HomeStreet, Inc.	43,775	2,134,031
HomeTrust Bancshares, Inc.	33,304	1,036,754
Hope Bancorp, Inc.	255,306	4,276,376
Horizon Bancorp, Inc.	94,322	2,011,888
Independent Bank Corp.	101,307	8,545,245
Independent Bank Corp., Michigan	45,369	1,110,633
Independent Bank Group, Inc.	82,889	6,292,933
International Bancshares Corp.	118,776	4,992,155
Investors Bancorp, Inc.	505,769	8,254,150
Kearny Financial Corp.	150,083	1,942,074
Lakeland Bancorp, Inc.	135,302	2,561,267
Lakeland Financial Corp.	53,721	4,293,920
Live Oak Bancshares, Inc.	70,219	4,133,090
Luther Burbank Corp.	33,065	424,224
Macatawa Bank Corp.	59,782	540,429
Mercantile Bank Corp.	34,237	1,317,097
Merchants Bancorp	32,727	953,992
Meta Financial Group, Inc.	69,197	4,114,454
Metrocity Bankshares, Inc.	41,309	1,065,359
Metropolitan Bank Holding Corp. *	21,567	2,156,700
Mid Penn Bancorp, Inc.	30,936	923,440
Midland States Bancorp, Inc.	47,032	1,357,814
MidWestOne Financial Group, Inc.	30,886	986,190
Mr Cooper Group, Inc. *	136,437	5,477,946
MVB Financial Corp.	22,865	915,057
National Bank Holdings Corp., Class A	64,410	2,924,214
NBT Bancorp, Inc.	93,277	3,607,954
Nicolet Bankshares, Inc. *	27,697	2,578,314
NMI Holdings, Inc., Class A *	184,910	4,574,673
Northfield Bancorp, Inc.	97,410	1,535,182
Northrim BanCorp, Inc.	12,856	564,893
Northwest Bancshares, Inc.	269,890	3,808,148
OceanFirst Financial Corp.	129,029	2,928,958
Ocwen Financial Corp. *	18,327	672,234
OFG Bancorp	108,749	3,009,085
Old National Bancorp	365,162	6,693,419
Old Second Bancorp, Inc.	61,501	825,958
Origin Bancorp, Inc.	48,746	2,082,429
Orrstown Financial Services, Inc.	24,676	610,731
Pacific Premier Bancorp, Inc.	206,552	7,900,614
Park National Corp.	31,790	4,306,273
PCSB Financial Corp.	29,354	548,333
Peapack-Gladstone Financial Corp.	39,689	1,462,143
PennyMac Financial Services, Inc.	69,111	4,333,260
Peoples Bancorp, Inc.	55,875	1,852,256
Peoples Financial Services Corp.	15,235	772,872
Pioneer Bancorp, Inc. *	24,794	286,619
SECURITY	NUMBER OF SHARES	VALUE ($)
Preferred Bank	30,607	2,389,182
Premier Financial Corp.	81,264	2,425,730
Primis Financial Corp.	52,614	781,844
Provident Bancorp, Inc.	33,473	605,192
Provident Financial Services, Inc.	167,419	4,046,517
QCR Holdings, Inc.	33,413	1,905,878
Radian Group, Inc.	397,821	8,907,212
RBB Bancorp	31,251	843,464
Red River Bancshares, Inc.	9,627	500,315
Renasant Corp.	121,118	4,454,720
Republic Bancorp, Inc., Class A	20,577	1,008,685
Republic First Bancorp, Inc. *	97,048	417,306
S&T Bancorp, Inc.	85,065	2,620,853
Sandy Spring Bancorp, Inc.	98,975	4,682,507
Seacoast Banking Corp. of Florida	115,103	4,201,260
ServisFirst Bancshares, Inc.	110,135	9,347,157
Sierra Bancorp	30,445	807,706
Silvergate Capital Corp., Class A *	60,859	6,556,949
Simmons First National Corp., Class A	251,238	7,185,407
SmartFinancial, Inc.	30,226	810,359
South Plains Financial, Inc.	23,187	670,800
Southern First Bancshares, Inc. *	16,160	946,976
Southern Missouri Bancorp, Inc.	17,111	946,238
Southside Bancshares, Inc.	68,790	2,882,301
SouthState Corp.	154,186	13,014,840
Spirit of Texas Bancshares, Inc.	27,757	772,755
Stock Yards Bancorp, Inc.	52,916	3,152,735
Summit Financial Group, Inc.	24,809	692,667
Texas Capital Bancshares, Inc. *	111,740	7,006,098
The Bancorp, Inc. *	116,196	3,464,965
The Bank of N.T. Butterfield & Son Ltd.	110,335	4,043,778
The First BanCorp, Inc.	22,671	728,646
The First Bancshares, Inc.	44,618	1,609,371
The First of Long Island Corp.	49,902	1,093,353
The Hingham Institution For Savings	3,227	1,251,527
Third Coast Bancshares, Inc. *	7,682	184,214
Tompkins Financial Corp.	31,196	2,481,954
Towne Bank	148,586	4,662,629
TriCo Bancshares	60,544	2,631,848
TriState Capital Holdings, Inc. *	63,655	2,010,861
Triumph Bancorp, Inc. *	51,826	4,533,738
TrustCo Bank Corp.	41,954	1,422,241
Trustmark Corp.	137,236	4,471,149
UMB Financial Corp.	96,482	9,498,653
United Bankshares, Inc.	291,299	10,291,594
United Community Banks, Inc.	231,379	8,188,505
Univest Financial Corp.	64,125	1,932,086
Valley National Bancorp	883,243	12,294,743
Velocity Financial, Inc. *	18,197	234,013
Veritex Holdings, Inc.	105,271	4,226,631
Walker & Dunlop, Inc.	64,637	8,558,585
Washington Federal, Inc.	143,505	5,025,545
Washington Trust Bancorp, Inc.	37,789	2,156,996
Waterstone Financial, Inc.	47,047	960,700
WesBanco, Inc.	135,585	4,811,912
West Bancorp, Inc.	35,103	1,036,241
Westamerica Bancorp	57,550	3,342,504
WSFS Financial Corp.	143,387	7,510,611
		647,744,532

Capital Goods 9.8%
AAON, Inc.	92,620	5,950,835
AAR Corp. *	74,711	3,008,612
Advent Technologies Holdings, Inc. *(a)	35,851	152,008
Aerojet Rocketdyne Holdings, Inc.	165,253	6,377,113
AeroVironment, Inc. *	49,811	2,835,242
AerSale Corp. *	20,980	298,545
AgEagle Aerial Systems, Inc. *	153,022	183,626

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alamo Group, Inc.	21,958	3,092,784
Albany International Corp., Class A	67,762	5,672,357
Allied Motion Technologies, Inc.	25,694	921,130
Alta Equipment Group, Inc. *	41,241	562,115
Altra Industrial Motion Corp.	143,249	6,916,062
Ameresco, Inc., Class A *	68,548	3,469,214
American Superconductor Corp. *	60,019	492,156
American Woodmark Corp. *	36,342	2,177,976
API Group Corp. *	446,058	9,947,093
Apogee Enterprises, Inc.	54,613	2,438,470
Applied Industrial Technologies, Inc.	84,624	8,291,460
Arcosa, Inc.	107,459	5,014,037
Argan, Inc.	33,096	1,229,516
Array Technologies, Inc. *	281,216	2,964,017
Astec Industries, Inc.	50,005	3,164,816
Astronics Corp. *	54,077	650,546
Atkore, Inc. *	101,986	10,992,051
AZZ, Inc.	54,889	2,611,619
Babcock & Wilcox Enterprises, Inc. *	121,470	862,437
Barnes Group, Inc.	104,549	4,722,478
Beacon Roofing Supply, Inc. *	123,294	6,765,142
Beam Global *(a)	18,478	243,540
Blink Charging Co. *(a)	79,911	1,670,939
Bloom Energy Corp., Class A *	313,918	4,733,883
Blue Bird Corp. *	34,553	535,917
BlueLinx Holdings, Inc. *	20,459	1,465,683
Boise Cascade Co.	87,085	6,115,109
Byrna Technologies, Inc. *	40,393	440,688
Cadre Holdings, Inc.	13,774	300,686
Caesarstone Ltd.	49,252	607,277
Chart Industries, Inc. *	80,622	9,825,403
CIRCOR International, Inc. *	40,327	1,119,881
Columbus McKinnon Corp.	61,289	2,652,588
Comfort Systems USA, Inc.	78,840	7,078,255
Commercial Vehicle Group, Inc. *	71,794	555,686
Concrete Pumping Holdings, Inc. *	56,380	462,880
Construction Partners, Inc., Class A *	64,416	1,690,276
Cornerstone Building Brands, Inc. *	120,915	1,783,496
CSW Industrials, Inc.	32,751	3,635,361
Custom Truck One Source, Inc. *	103,885	853,935
Desktop Metal, Inc., Class A *	415,641	1,699,972
Douglas Dynamics, Inc.	50,158	1,832,272
Ducommun, Inc. *	23,902	1,045,712
DXP Enterprises, Inc. *	38,489	1,098,861
Dycom Industries, Inc. *	65,005	5,479,271
EMCOR Group, Inc.	117,615	14,020,884
Encore Wire Corp.	43,492	4,901,113
Energy Recovery, Inc. *	91,556	1,792,666
Enerpac Tool Group Corp.	133,516	2,383,261
EnerSys	94,921	7,112,431
EnPro Industries, Inc.	45,570	4,785,761
Eos Energy Enterprises, Inc. *(a)	97,303	402,834
ESCO Technologies, Inc.	56,500	4,507,570
EVI Industries, Inc. *	12,419	274,584
Evoqua Water Technologies Corp. *	255,453	10,345,846
Federal Signal Corp.	132,794	5,181,622
Fluor Corp. *	313,089	6,587,393
Franklin Electric Co., Inc.	102,344	8,883,459
FTC Solar, Inc. *	40,350	170,277
FuelCell Energy, Inc. *	813,729	3,450,211
GATX Corp.	77,828	8,129,135
Gibraltar Industries, Inc. *	72,620	3,979,576
Global Industrial Co.	28,007	979,125
GMS, Inc. *	94,262	4,824,329
GrafTech International Ltd.	443,702	4,649,997
Granite Construction, Inc.	100,972	3,632,973
Great Lakes Dredge & Dock Corp. *	142,414	1,949,648
Griffon Corp.	101,926	2,282,123
H&E Equipment Services, Inc.	71,345	2,970,092
SECURITY	NUMBER OF SHARES	VALUE ($)
Helios Technologies, Inc.	71,509	5,479,735
Herc Holdings, Inc.	55,138	8,846,892
Hillenbrand, Inc.	160,758	7,472,032
Hydrofarm Holdings Group, Inc. *	86,600	1,698,226
Hyliion Holdings Corp. *(a)	260,757	1,160,369
Hyster-Yale Materials Handling, Inc.	22,438	1,007,242
Ideanomics, Inc. *	978,066	1,046,531
IES Holdings, Inc. *	18,839	928,763
Infrastructure and Energy Alternatives, Inc. *	59,575	537,367
INNOVATE Corp. *	105,875	416,089
Insteel Industries, Inc.	41,181	1,557,877
JELD-WEN Holding, Inc. *	202,336	4,775,130
John Bean Technologies Corp.	69,285	9,353,475
Kadant, Inc.	25,382	5,304,330
Kaman Corp.	60,858	2,432,494
Karat Packaging, Inc. *	9,697	160,291
Kennametal, Inc.	184,786	6,388,052
Kratos Defense & Security Solutions, Inc. *	271,341	4,547,675
Lawson Products, Inc. *	10,801	525,577
Lindsay Corp.	24,123	3,045,529
Luxfer Holdings plc	60,434	1,032,213
Masonite International Corp. *	52,441	5,204,245
Matrix Service Co. *	55,925	406,016
Maxar Technologies, Inc.	160,502	4,174,657
Mayville Engineering Co., Inc. *	19,009	218,033
McGrath RentCorp	53,487	4,076,244
Meritor, Inc. *	149,598	3,448,234
Miller Industries, Inc.	24,036	756,413
Moog, Inc., Class A	64,002	4,879,512
MRC Global, Inc. *	179,631	1,331,066
Mueller Industries, Inc.	123,908	6,401,087
Mueller Water Products, Inc., Class A	347,991	4,471,684
MYR Group, Inc. *	36,384	3,421,188
National Presto Industries, Inc.	11,427	939,871
Nikola Corp. *(a)	504,104	4,047,955
NN, Inc. *	93,135	354,844
Northwest Pipe Co. *	21,061	597,501
NOW, Inc. *	243,367	2,163,533
NV5 Global, Inc. *	29,098	3,043,360
Omega Flex, Inc.	6,788	963,624
PAE, Inc. *	153,773	1,539,268
Park Aerospace Corp.	44,480	601,814
Park-Ohio Holdings Corp.	20,009	404,982
Parsons Corp. *	57,949	1,764,547
PGT Innovations, Inc. *	126,647	2,405,027
Powell Industries, Inc.	19,982	596,663
Preformed Line Products Co.	6,579	398,951
Primoris Services Corp.	117,728	3,027,964
Proto Labs, Inc. *	61,398	3,080,952
Quanex Building Products Corp.	74,074	1,614,072
RBC Bearings, Inc. *	61,751	11,144,203
Resideo Technologies, Inc. *	319,617	7,920,109
REV Group, Inc.	62,302	836,716
Romeo Power, Inc. *(a)	280,515	662,015
Rush Enterprises, Inc., Class A	92,849	4,904,284
Rush Enterprises, Inc., Class B	14,372	729,235
Simpson Manufacturing Co., Inc.	96,086	10,837,540
SPX Corp. *	96,652	5,043,301
SPX FLOW, Inc.	91,873	7,919,453
Standex International Corp.	26,494	2,632,179
Stem, Inc. *	250,800	3,079,824
Sterling Construction Co., Inc. *	61,568	1,564,443
Tennant Co.	40,777	3,146,761
Terex Corp.	150,769	6,290,083
Textainer Group Holdings Ltd.	103,801	3,817,801
The Gorman-Rupp Co.	49,898	2,001,409
The Greenbrier Cos., Inc.	70,615	2,850,021

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Manitowoc Co., Inc. *	76,158	1,389,883
The Shyft Group, Inc.	76,327	3,201,154
Thermon Group Holdings, Inc. *	73,635	1,262,840
Titan International, Inc. *	112,981	1,101,565
Titan Machinery, Inc. *	43,085	1,327,018
TPI Composites, Inc. *	80,050	966,204
Transcat, Inc. *	15,755	1,495,307
Trinity Industries, Inc.	170,623	4,901,999
Triton International Ltd.	147,294	8,899,503
Triumph Group, Inc. *	140,457	2,559,127
Tutor Perini Corp. *	89,926	1,070,119
UFP Industries, Inc.	132,738	10,600,457
Vectrus, Inc. *	25,607	1,178,178
Veritiv Corp. *	31,657	2,946,634
Vicor Corp. *	46,519	4,388,137
View, Inc. *(a)	311,270	818,640
Wabash National Corp.	108,657	2,131,850
Watts Water Technologies, Inc., Class A	60,612	9,286,365
Welbilt, Inc. *	288,660	6,855,675
WESCO International, Inc. *	98,192	11,968,623
Willis Lease Finance Corp. *	6,674	238,729
WillScot Mobile Mini Holdings Corp. *	466,453	17,277,419
Zurn Water Solutions Corp.	268,006	8,184,903
		580,366,840

Commercial & Professional Services 3.5%
ABM Industries, Inc.	148,999	6,211,768
Acacia Research Corp. *	109,200	491,400
ACCO Brands Corp.	206,456	1,680,552
Aris Water Solution, Inc., Class A	42,157	487,756
ASGN, Inc. *	112,175	12,885,542
Atlas Technical Consultants, Inc. *	31,731	308,108
Barrett Business Services, Inc.	16,277	1,041,728
Brady Corp., Class A	103,954	5,397,292
BrightView Holdings, Inc. *	91,194	1,210,144
Casella Waste Systems, Inc., Class A *	108,408	8,236,840
CBIZ, Inc. *	107,786	4,163,773
CECO Environmental Corp. *	68,968	435,188
Cimpress plc *	38,984	2,620,504
CompX International, Inc.	3,395	76,625
CoreCivic, Inc. *	265,934	2,688,593
CRA International, Inc.	16,096	1,369,126
Deluxe Corp.	93,419	2,811,912
Ennis, Inc.	56,688	1,073,104
Exponent, Inc.	114,547	10,879,674
First Advantage Corp. *	120,901	2,045,645
Forrester Research, Inc. *	25,047	1,378,086
Franklin Covey Co. *	27,808	1,301,692
Harsco Corp. *	172,901	2,714,546
Healthcare Services Group, Inc.	166,023	3,019,958
Heidrick & Struggles International, Inc.	42,422	1,856,811
Heritage-Crystal Clean, Inc. *	34,014	973,141
HireQuest, Inc.	10,796	199,726
HireRight Holdings Corp. *	48,587	660,783
HNI Corp.	96,083	4,029,721
Huron Consulting Group, Inc. *	47,649	2,102,274
ICF International, Inc.	40,689	3,840,635
Insperity, Inc.	80,236	8,627,777
Interface, Inc.	127,362	1,688,820
KAR Auction Services, Inc. *	266,338	3,787,326
KBR, Inc.	311,665	13,526,261
Kelly Services, Inc., Class A	78,240	1,336,339
Kforce, Inc.	44,599	3,062,613
Kimball International, Inc., Class B	79,418	779,885
Korn Ferry	119,032	7,901,344
ManTech International Corp., Class A	60,424	4,365,030
Matthews International Corp., Class A	68,619	2,409,899
MillerKnoll, Inc.	163,886	6,329,277
SECURITY	NUMBER OF SHARES	VALUE ($)
Mistras Group, Inc. *	44,154	296,715
Montrose Environmental Group, Inc. *	57,736	2,642,577
NL Industries, Inc.	18,784	122,096
Pitney Bowes, Inc.	388,850	2,395,316
Resources Connection, Inc.	69,783	1,216,318
RR Donnelley & Sons Co. *	157,198	1,732,322
SP Plus Corp. *	51,811	1,460,034
Steelcase, Inc., Class A	191,010	2,357,063
Sterling Check Corp. *	35,904	718,439
Team, Inc. *	55,916	39,863
Tetra Tech, Inc.	118,958	16,557,764
The Brink's Co.	106,047	7,399,960
The GEO Group, Inc. *	260,542	1,753,448
TriNet Group, Inc. *	89,548	7,629,490
TrueBlue, Inc. *	76,828	2,043,625
U.S. Ecology, Inc. *	69,307	1,980,794
UniFirst Corp.	33,293	6,328,666
Upwork, Inc. *	260,988	7,098,874
Viad Corp. *	45,282	1,705,773
VSE Corp.	23,359	1,204,857
Willdan Group, Inc. *	24,720	777,691
		209,468,903

Consumer Durables & Apparel 3.1%
Acushnet Holdings Corp.	75,444	3,523,235
American Outdoor Brands, Inc. *	32,147	532,997
AMMO, Inc. *(a)	193,031	895,664
Aterian, Inc. *(a)	55,162	178,725
Bassett Furniture Industries, Inc.	19,743	366,430
Beazer Homes USA, Inc. *	64,094	1,169,075
Callaway Golf Co. *	255,554	6,097,518
Cavco Industries, Inc. *	20,337	5,479,601
Century Communities, Inc.	66,287	4,364,999
Clarus Corp.	58,500	1,318,005
Crocs, Inc. *	128,642	13,201,242
Escalade, Inc.	21,438	306,563
Ethan Allen Interiors, Inc.	50,153	1,264,357
Flexsteel Industries, Inc.	14,083	350,808
Fossil Group, Inc. *	104,669	1,160,779
Genius Brands International, Inc. *(a)	619,073	544,599
G-III Apparel Group Ltd. *	97,557	2,650,624
GoPro, Inc., Class A *	285,380	2,528,467
Green Brick Partners, Inc. *	67,633	1,601,549
Hamilton Beach Brands Holding Co., Class A	15,673	217,228
Helen of Troy Ltd. *	53,102	11,115,842
Hooker Furnishings Corp.	25,585	563,893
Hovnanian Enterprises, Inc., Class A *	11,523	1,116,348
Installed Building Products, Inc.	52,453	5,811,268
iRobot Corp. *	59,090	3,871,577
Johnson Outdoors, Inc., Class A	11,689	1,054,582
KB Home	175,094	7,397,722
Kontoor Brands, Inc.	114,229	5,630,347
Landsea Homes Corp. *	24,769	180,071
Latham Group, Inc. *	70,413	1,174,489
La-Z-Boy, Inc.	97,082	3,563,880
Legacy Housing Corp. *	17,890	442,956
LGI Homes, Inc. *	47,689	5,937,757
Lifetime Brands, Inc.	27,293	423,042
M.D.C. Holdings, Inc.	126,194	6,396,774
M/I Homes, Inc. *	62,961	3,336,303
Malibu Boats, Inc., Class A *	45,840	3,009,854
Marine Products Corp.	17,587	215,617
MasterCraft Boat Holdings, Inc. *	40,977	1,042,045
Meritage Homes Corp. *	81,597	8,325,342
Movado Group, Inc.	34,608	1,282,919
Nautilus, Inc. *	65,129	332,158
Oxford Industries, Inc.	35,440	2,919,902

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PLBY Group, Inc. *	63,743	1,012,876
Purple Innovation, Inc. *	129,162	1,074,628
Rocky Brands, Inc.	15,022	642,641
Skyline Champion Corp. *	115,751	7,794,672
Smith & Wesson Brands, Inc.	105,305	1,798,609
Snap One Holdings Corp. *	29,140	548,123
Solo Brands, Inc., Class A *(a)	25,377	283,207
Sonos, Inc. *	265,456	6,694,800
Steven Madden Ltd.	178,034	7,324,319
Sturm, Ruger & Co., Inc.	38,117	2,562,606
Superior Group of Cos., Inc.	26,458	540,537
Taylor Morrison Home Corp. *	264,205	8,108,451
The Lovesac Co. *	28,445	1,531,763
Traeger, Inc. *	48,651	495,754
Tri Pointe Homes, Inc. *	246,517	5,869,570
Tupperware Brands Corp. *	107,814	1,662,492
Unifi, Inc. *	30,827	586,021
Universal Electronics, Inc. *	28,259	1,002,912
Vera Bradley, Inc. *	57,904	474,234
Vista Outdoor, Inc. *	126,716	4,888,703
VOXX International Corp. *	35,795	395,535
Vuzix Corp. *(a)	127,904	835,213
Weber, Inc., Class A (a)	39,741	430,792
Wolverine World Wide, Inc.	179,752	4,761,631
		184,217,242

Consumer Services 3.1%
2U, Inc. *	159,709	2,577,703
Accel Entertainment, Inc. *	124,372	1,568,331
Adtalem Global Education, Inc. *	109,431	3,219,460
American Public Education, Inc. *	40,580	868,006
Bally's Corp. *	72,384	2,587,004
Biglari Holdings, Inc., Class B *	1,721	203,939
BJ's Restaurants, Inc. *	50,461	1,518,371
Bloomin' Brands, Inc. *	194,948	3,963,293
Bluegreen Vacations Holding Corp. *	32,008	959,280
Brinker International, Inc. *	100,165	3,326,480
Carriage Services, Inc.	33,817	1,701,671
Carrols Restaurant Group, Inc.	70,899	175,121
Century Casinos, Inc. *	60,116	598,154
Chuy's Holdings, Inc. *	44,666	1,126,030
Coursera, Inc. *	161,245	3,274,886
Cracker Barrel Old Country Store, Inc.	52,416	6,244,842
Dave & Buster's Entertainment, Inc. *	95,354	3,412,720
Del Taco Restaurants, Inc.	64,793	807,969
Denny's Corp. *	135,977	2,107,643
Dine Brands Global, Inc.	36,156	2,453,185
Drive Shack, Inc. *	175,225	245,315
El Pollo Loco Holdings, Inc. *	42,654	569,004
Esports Technologies, Inc. *(a)	24,435	293,709
European Wax Center, Inc., Class A *	29,867	729,949
Everi Holdings, Inc. *	187,905	3,714,882
F45 Training Holdings, Inc. *(a)	44,583	557,733
Fiesta Restaurant Group, Inc. *	38,818	367,606
First Watch Restaurant Group, Inc. *	23,779	357,636
Full House Resorts, Inc. *	72,710	642,029
GAN Ltd. *	87,042	599,719
Golden Entertainment, Inc. *	37,889	1,704,247
Golden Nugget Online Gaming, Inc. *	88,779	713,783
Graham Holdings Co., Class B	8,447	5,026,979
Hall of Fame Resort & Entertainment Co. *(a)	116,585	135,239
Hilton Grand Vacations, Inc. *	188,872	9,228,286
Houghton Mifflin Harcourt Co. *	281,277	5,065,799
International Game Technology plc	221,152	5,920,239
Jack in the Box, Inc.	48,024	4,372,585
Krispy Kreme, Inc. (a)	49,540	742,605
Kura Sushi USA, Inc., Class A *	8,886	410,089
SECURITY	NUMBER OF SHARES	VALUE ($)
Laureate Education, Inc., Class A	220,260	2,786,289
Life Time Group Holdings, Inc. *	86,223	1,295,069
Lindblad Expeditions Holdings, Inc. *	66,779	1,126,562
Monarch Casino & Resort, Inc. *	29,066	1,799,185
Nathan's Famous, Inc.	6,312	340,091
NEOGAMES S.A. *	22,383	529,806
Noodles & Co. *	88,778	746,623
OneSpaWorld Holdings Ltd. *	118,202	1,219,845
Papa John's International, Inc.	73,026	9,015,060
Perdoceo Education Corp. *	154,887	1,706,855
PlayAGS, Inc. *	60,009	467,470
Portillo's, Inc., Class A *(a)	51,834	1,376,193
PowerSchool Holdings, Inc., Class A *	118,412	1,939,589
RCI Hospitality Holdings, Inc.	18,576	1,297,905
Red Robin Gourmet Burgers, Inc. *	35,462	523,064
Red Rock Resorts, Inc., Class A	131,752	5,865,599
Regis Corp. *	92,446	137,745
Rush Street Interactive, Inc. *	115,821	1,174,425
Ruth's Hospitality Group, Inc. *	72,971	1,461,609
Scientific Games Corp., Class A *	212,447	12,258,192
SeaWorld Entertainment, Inc. *	113,780	6,779,012
Shake Shack, Inc., Class A *	82,475	5,449,123
StoneMor, Inc. *	68,246	170,615
Strategic Education, Inc.	53,907	3,216,092
Stride, Inc. *	91,662	3,214,586
Target Hospitality Corp. *	52,913	175,142
Texas Roadhouse, Inc.	154,334	13,178,580
The Cheesecake Factory, Inc. *	101,470	3,620,450
The ONE Group Hospitality, Inc. *	46,979	591,935
Udemy, Inc. *	30,117	487,895
Vivint Smart Home, Inc. *	204,753	1,474,222
Wingstop, Inc.	65,820	10,086,915
WW International, Inc. *	116,082	1,462,633
Xponential Fitness, Inc., Class A *	19,658	343,229
		181,409,126

Diversified Financials 4.0%
AFC Gamma, Inc.	26,828	528,243
Alerus Financial Corp.	33,980	962,823
A-Mark Precious Metals, Inc.	19,833	1,227,663
Angel Oak Mortgage, Inc.	16,299	278,550
Apollo Commercial Real Estate Finance, Inc.	310,075	4,232,524
Arbor Realty Trust, Inc.	317,159	5,553,454
Ares Commercial Real Estate Corp.	97,164	1,427,339
ARMOUR Residential REIT, Inc.	196,212	1,840,469
Artisan Partners Asset Management, Inc., Class A	128,869	5,568,429
Assetmark Financial Holdings, Inc. *	40,483	971,187
Associated Capital Group, Inc., Class A	3,528	158,407
Atlanticus Holdings Corp. *	10,649	684,837
B. Riley Financial, Inc.	44,558	2,743,436
Banco Latinoamericano de Comercio Exterior, S.A., Class E	69,168	1,139,889
BGC Partners, Inc., Class A	699,443	2,951,649
Blackstone Mortgage Trust, Inc., Class A	346,737	10,894,477
Blucora, Inc. *	106,804	1,732,361
Brightsphere Investment Group, Inc.	128,375	2,770,332
BrightSpire Capital, Inc.	185,839	1,745,028
Broadmark Realty Capital, Inc.	284,872	2,672,099
Cannae Holdings, Inc. *	187,404	5,597,757
Chimera Investment Corp.	520,755	7,550,947
Cohen & Steers, Inc.	54,935	4,588,721
Cowen, Inc., Class A	58,058	1,839,277
Curo Group Holdings Corp.	46,020	659,467
Diamond Hill Investment Group, Inc.	6,628	1,237,779
Donnelley Financial Solutions, Inc. *	65,165	2,425,441
Dynex Capital, Inc.	80,345	1,291,948

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ellington Financial, Inc.	118,738	2,109,974
Encore Capital Group, Inc. *	64,254	4,144,383
Enova International, Inc. *	80,134	3,227,798
EZCORP, Inc., Class A *	109,252	652,234
Federated Hermes, Inc.	205,472	6,803,178
FirstCash Holdings, Inc.	87,783	6,118,475
Focus Financial Partners, Inc., Class A *	131,314	6,612,973
Franklin BSP Realty Trust, Inc.	80,017	1,077,829
GAMCO Investors, Inc., Class A	10,971	246,957
GCM Grosvenor, Inc., Class A	97,747	888,520
Granite Point Mortgage Trust, Inc.	118,335	1,431,854
Great Ajax Corp.	47,614	620,887
Green Dot Corp., Class A *	117,963	3,740,607
Greenhill & Co., Inc.	30,154	502,969
Hamilton Lane, Inc., Class A	77,063	6,971,119
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	169,491	7,030,487
Houlihan Lokey, Inc.	112,682	11,975,843
Invesco Mortgage Capital, Inc.	692,039	1,854,665
KKR Real Estate Finance Trust, Inc.	77,741	1,658,993
Ladder Capital Corp. REIT	249,762	2,969,670
LendingClub Corp. *	218,205	4,093,526
LendingTree, Inc. *	25,727	3,134,578
MFA Financial, Inc.	979,728	4,536,141
Moelis & Co., Class A	135,169	7,632,993
Navient Corp.	349,318	6,088,613
Nelnet, Inc., Class A	37,461	3,316,422
New York Mortgage Trust, Inc.	838,690	3,145,087
Open Lending Corp., Class A *	230,904	4,384,867
Oportun Financial Corp. *	46,859	843,931
Oppenheimer Holdings, Inc., Class A	20,182	855,515
Orchid Island Capital, Inc. (a)	302,252	1,218,076
PennyMac Mortgage Investment Trust	216,019	3,849,459
Piper Sandler Cos.	38,559	5,946,569
PJT Partners, Inc., Class A	52,197	3,618,296
PRA Group, Inc. *	95,656	4,448,004
PROG Holdings, Inc. *	144,160	5,739,010
Pzena Investment Management, Inc., Class A	35,316	358,104
Ready Capital Corp.	131,815	1,877,046
Redwood Trust, Inc.	252,983	3,119,280
Regional Management Corp.	16,629	844,088
Sculptor Capital Management, Inc.	48,585	952,266
StepStone Group, Inc., Class A	89,091	3,119,076
StoneX Group, Inc. *	37,143	2,436,952
TPG RE Finance Trust, Inc.	132,041	1,666,357
Two Harbors Investment Corp.	758,647	4,362,220
Value Line, Inc.	2,118	124,920
Virtus Investment Partners, Inc.	16,155	4,227,440
WisdomTree Investments, Inc.	298,333	1,673,648
World Acceptance Corp. *	9,489	1,793,231
		235,319,663

Energy 5.2%
Aemetis, Inc. *(a)	58,853	539,682
Alto Ingredients, Inc. *	156,298	809,624
Altus Midstream Co., Class A	7,376	464,909
Antero Resources Corp. *	631,974	12,342,452
Arch Resources, Inc.	33,295	3,151,039
Archrock, Inc.	295,521	2,494,197
Aspen Aerogels, Inc. *	48,193	1,431,332
Berry Corp.	148,706	1,292,255
Brigham Minerals, Inc., Class A	96,266	2,083,196
Bristow Group, Inc. *	52,108	1,711,747
Cactus, Inc., Class A	122,048	5,914,446
California Resources Corp.	178,819	7,621,266
Callon Petroleum Co. *	105,126	5,197,429
SECURITY	NUMBER OF SHARES	VALUE ($)
Centennial Resource Development, Inc., Class A *	405,240	3,164,924
Centrus Energy Corp., Class A *	21,386	929,222
ChampionX Corp. *	447,536	10,024,806
Chesapeake Energy Corp.	231,527	15,783,196
Civitas Resources, Inc.	96,007	5,232,381
Clean Energy Fuels Corp. *	341,186	2,070,999
CNX Resources Corp. *	462,241	6,855,034
Comstock Resources, Inc. *	202,546	1,575,808
CONSOL Energy, Inc. *	75,345	1,638,000
Crescent Energy, Inc., Class A *	63,645	844,569
CVR Energy, Inc.	65,881	1,286,656
Delek US Holdings, Inc. *	144,471	2,242,190
Denbury, Inc. *	111,477	8,376,382
DHT Holdings, Inc.	313,546	1,530,104
DMC Global, Inc. *	41,342	1,667,736
Dorian LPG Ltd.	67,957	808,009
Dril-Quip, Inc. *	77,544	1,961,088
Earthstone Energy, Inc., Class A *	56,285	768,853
Energy Fuels, Inc. *(a)	339,418	2,094,209
Equitrans Midstream Corp.	903,378	7,326,396
Expro Group Holdings N.V. *	102,878	1,611,069
Falcon Minerals Corp.	84,378	436,234
Frontline Ltd. *(a)	263,184	1,729,119
FTS International, Inc., Class A *	20,063	528,660
Gevo, Inc. *	439,181	1,501,999
Golar LNG Ltd. *	224,254	3,218,045
Green Plains, Inc. *	104,916	3,204,135
Helix Energy Solutions Group, Inc. *	319,137	1,126,554
Helmerich & Payne, Inc.	232,074	6,660,524
HighPeak Energy, Inc.	10,561	187,669
International Seaways, Inc.	101,423	1,479,762
Kosmos Energy Ltd. *	989,848	4,286,042
Laredo Petroleum, Inc. *	27,969	1,878,398
Liberty Oilfield Services, Inc., Class A *	201,158	2,434,012
Magnolia Oil & Gas Corp., Class A	318,845	6,896,617
Matador Resources Co.	244,612	10,951,279
Murphy Oil Corp.	323,985	10,237,926
Nabors Industries Ltd. *	15,625	1,617,344
National Energy Services Reunited Corp. *	82,598	820,198
Newpark Resources, Inc. *	197,138	699,840
NexTier Oilfield Solutions, Inc. *	381,893	2,298,996
Nordic American Tankers Ltd.	365,402	566,373
Northern Oil and Gas, Inc.	116,155	2,731,966
Oasis Petroleum, Inc.	43,713	5,920,052
Oceaneering International, Inc. *	220,372	2,871,447
Oil States International, Inc. *	132,113	828,349
Ovintiv, Inc.	578,635	22,451,038
Par Pacific Holdings, Inc. *	98,896	1,394,434
Patterson-UTI Energy, Inc.	413,577	4,119,227
PBF Energy, Inc., Class A *	212,530	3,366,475
PDC Energy, Inc.	215,251	12,757,927
Peabody Energy Corp. *	196,121	2,118,107
ProPetro Holding Corp. *	191,135	2,008,829
Range Resources Corp. *	528,102	10,165,963
Ranger Oil Corp., Class A *	47,038	1,458,648
Renewable Energy Group, Inc. *	99,245	3,995,604
REX American Resources Corp. *	11,631	1,121,577
Riley Exploration Permian, Inc.	4,853	130,109
RPC, Inc. *	150,273	888,113
Scorpio Tankers, Inc.	108,155	1,471,990
Select Energy Services, Inc., Class A *	140,023	933,953
SFL Corp., Ltd.	273,142	2,239,764
SM Energy Co.	265,161	8,699,932
Solaris Oilfield Infrastructure, Inc., Class A	70,960	547,102
Southwestern Energy Co. *	2,245,419	9,879,844
Talos Energy, Inc. *	81,255	864,553

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teekay Corp. *	157,245	487,459
Teekay Tankers Ltd., Class A *	52,974	565,233
Tellurian, Inc. *	813,939	2,042,987
TETRA Technologies, Inc. *	267,118	782,656
Tidewater, Inc. *	91,168	1,293,674
Uranium Energy Corp. *	565,157	1,475,060
Ur-Energy, Inc. *	409,769	483,527
US Silica Holdings, Inc. *	161,949	1,546,613
W&T Offshore, Inc. *	205,002	877,409
Whiting Petroleum Corp. *	86,797	6,444,677
World Fuel Services Corp.	137,698	3,884,461
		308,453,690

Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc. *	302,580	18,599,593
HF Foods Group, Inc. *	81,144	563,139
Ingles Markets, Inc., Class A	30,823	2,371,213
MedAvail Holdings, Inc. *	24,837	35,765
Natural Grocers by Vitamin Cottage, Inc.	21,776	317,930
Performance Food Group Co. *	334,973	14,132,511
PriceSmart, Inc.	51,825	3,700,823
Rite Aid Corp. *	121,897	1,293,327
SpartanNash, Co.	78,692	1,933,462
Sprouts Farmers Market, Inc. *	249,285	6,765,595
The Andersons, Inc.	69,064	2,631,338
The Chefs' Warehouse, Inc. *	69,007	2,059,169
United Natural Foods, Inc. *	122,924	4,766,993
Village Super Market, Inc., Class A	18,142	414,545
Weis Markets, Inc.	36,299	2,186,652
		61,772,055

Food, Beverage & Tobacco 1.6%
22nd Century Group, Inc. *	351,473	762,696
AppHarvest, Inc. *(a)	152,805	456,887
B&G Foods, Inc. (a)	141,777	4,409,265
Calavo Growers, Inc.	37,851	1,567,410
Cal-Maine Foods, Inc.	90,105	3,514,095
Celsius Holdings, Inc. *	119,338	5,696,003
Coca-Cola Consolidated, Inc.	10,391	5,954,043
Fresh Del Monte Produce, Inc.	73,592	2,048,065
Hostess Brands, Inc. *	305,586	6,270,625
J&J Snack Foods Corp.	32,531	4,934,627
John B. Sanfilippo & Son, Inc.	19,554	1,546,721
Laird Superfood, Inc. *	13,138	104,710
Lancaster Colony Corp.	41,890	6,650,875
Landec Corp. *	57,264	615,588
Limoneira Co.	34,097	506,681
MGP Ingredients, Inc.	31,451	2,379,583
Mission Produce, Inc. *	82,430	1,176,276
National Beverage Corp.	51,926	2,319,534
Primo Water Corp.	347,927	5,810,381
Sanderson Farms, Inc.	44,863	8,254,792
Seneca Foods Corp., Class A *	13,886	649,171
Sovos Brands, Inc. *	57,775	847,559
Tattooed Chef, Inc. *(a)	104,950	1,332,865
The Duckhorn Portfolio, Inc. *	79,025	1,577,339
The Simply Good Foods Co. *	188,133	6,627,926
The Vita Coco Co., Inc. *(a)	23,890	260,640
Tootsie Roll Industries, Inc.	33,956	1,152,806
TreeHouse Foods, Inc. *	114,730	4,443,493
Turning Point Brands, Inc.	32,407	1,141,699
Universal Corp.	53,149	2,892,900
Utz Brands, Inc.	129,884	2,092,431
Vector Group Ltd.	316,215	3,513,149
Vital Farms, Inc. *	54,008	892,752
SECURITY	NUMBER OF SHARES	VALUE ($)
Whole Earth Brands, Inc. *	81,683	774,355
Zevia PBC, Class A *	23,065	184,520
		93,362,462

Health Care Equipment & Services 7.0%
1Life Healthcare, Inc. *	258,853	2,888,799
Accelerate Diagnostics, Inc. *(a)	71,070	236,663
Accolade, Inc. *	112,374	2,146,343
Accuray, Inc. *	199,932	729,752
Acutus Medical, Inc. *	39,813	90,376
AdaptHealth Corp. *	158,065	2,987,428
Addus HomeCare Corp. *	34,030	2,716,615
Agiliti, Inc. *	52,151	997,649
AirSculpt Technologies, Inc. *(a)	14,206	208,970
Alignment Healthcare, Inc. *	174,127	1,323,365
Allscripts Healthcare Solutions, Inc. *	268,901	5,437,178
Alphatec Holdings, Inc. *	157,179	1,625,231
American Well Corp., Class A *	403,429	1,908,219
AMN Healthcare Services, Inc. *	104,092	10,548,683
AngioDynamics, Inc. *	82,607	1,786,789
Apollo Medical Holdings, Inc. *	83,039	4,274,848
Apria, Inc. *	43,553	1,629,318
Apyx Medical Corp. *	68,287	785,300
Artivion, Inc. *	84,999	1,512,982
Asensus Surgical, Inc. *	511,054	453,203
Aspira Women's Health, Inc. *	159,741	193,287
AtriCure, Inc. *	98,684	6,477,618
Atrion Corp.	3,063	1,854,371
Avanos Medical, Inc. *	106,155	3,212,250
Aveanna Healthcare Holdings, Inc. *	89,101	489,164
AxoGen, Inc. *	86,186	750,680
Axonics, Inc. *	101,093	4,794,841
Biodesix, Inc. *	26,044	103,916
BioLife Solutions, Inc. *	23,525	701,986
Bioventus, Inc., Class A *	62,348	812,394
Brookdale Senior Living, Inc. *	410,615	2,172,153
Butterfly Network, Inc. *(a)	275,281	1,596,630
Cardiovascular Systems, Inc. *	88,682	1,558,143
Castle Biosciences, Inc. *	47,433	2,051,477
Castlight Health, Inc., Class B *	272,252	555,394
Cerus Corp. *	369,453	1,980,268
ClearPoint Neuro, Inc. *	41,049	362,463
Community Health Systems, Inc. *	274,648	3,485,283
Computer Programs & Systems, Inc. *	30,696	869,311
CONMED Corp.	64,101	8,819,016
Convey Health Solutions Holdings, Inc. *	30,663	238,865
CorVel Corp. *	19,419	3,420,074
Covetrus, Inc. *	229,261	4,142,746
Cross Country Healthcare, Inc. *	79,603	1,712,261
CryoPort, Inc. *	90,018	3,760,052
Cue Health, Inc. *(a)	31,563	277,123
Cutera, Inc. *	38,827	1,413,691
CVRx, Inc. *	18,391	152,645
CytoSorbents Corp. *	89,137	331,590
DarioHealth Corp. *	28,587	250,708
Eargo, Inc. *	65,221	313,713
Evolent Health, Inc., Class A *	175,691	4,165,634
Forian, Inc. *(a)	41,374	341,335
Fulgent Genetics, Inc. *	45,963	2,935,657
Glaukos Corp. *	100,808	5,367,018
Haemonetics Corp. *	111,188	5,375,940
Hanger, Inc. *	83,413	1,512,278
Health Catalyst, Inc. *	116,665	3,482,450
HealthEquity, Inc. *	180,743	9,658,906
HealthStream, Inc. *	56,357	1,372,293
Heska Corp. *	21,562	2,966,500
ICAD, Inc. *	46,436	259,577
Inari Medical, Inc. *	75,805	5,576,216

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
InfuSystem Holdings, Inc. *	39,278	593,098
Innovage Holding Corp. *	38,854	202,818
Inogen, Inc. *	43,372	1,289,450
Inspire Medical Systems, Inc. *	59,412	13,147,281
Integer Holdings Corp. *	72,539	5,687,783
Intersect ENT, Inc. *	73,519	2,014,421
Invacare Corp. *	69,958	157,406
iRadimed Corp. *	14,275	568,430
iRhythm Technologies, Inc. *	65,199	8,138,791
Lantheus Holdings, Inc. *	148,192	3,765,559
LeMaitre Vascular, Inc.	41,396	1,751,465
LHC Group, Inc. *	67,318	8,354,164
LifeStance Health Group, Inc. *(a)	102,219	779,931
LivaNova plc *	118,126	8,872,444
Lucid Diagnostics, Inc. *	10,913	35,140
MEDNAX, Inc. *	168,497	4,119,752
Meridian Bioscience, Inc. *	94,326	1,966,697
Merit Medical Systems, Inc. *	113,396	6,287,808
Mesa Laboratories, Inc.	10,956	3,115,119
ModivCare, Inc. *	27,337	3,169,178
Multiplan Corp. *	841,232	3,390,165
NantHealth, Inc. *	58,065	46,313
National HealthCare Corp.	27,705	1,811,907
National Research Corp.	31,139	1,295,382
Natus Medical, Inc. *	74,053	1,706,181
Neogen Corp. *	237,870	8,675,119
Neuronetics, Inc. *	52,959	189,593
NeuroPace, Inc. *	14,764	118,998
Nevro Corp. *	76,250	5,009,625
NextGen Healthcare, Inc. *	125,998	2,433,021
NuVasive, Inc. *	114,124	5,935,589
Omnicell, Inc. *	96,501	14,488,660
Ontrak, Inc. *	19,112	66,128
OptimizeRx Corp. *	37,714	1,694,490
Option Care Health, Inc. *	351,047	8,203,968
OraSure Technologies, Inc. *	159,274	1,409,575
Ortho Clinical Diagnostics Holdings plc *	265,590	4,610,642
Orthofix Medical, Inc. *	42,083	1,279,323
OrthoPediatrics Corp. *	30,750	1,454,167
Outset Medical, Inc. *	104,048	3,869,545
Owens & Minor, Inc.	160,059	6,736,883
Paragon 28, Inc. *(a)	19,627	295,386
Patterson Cos., Inc.	188,916	5,420,000
PAVmed, Inc. *	155,922	268,186
PetIQ, Inc. *	59,617	1,218,571
Phreesia, Inc. *	110,540	3,447,743
Privia Health Group, Inc. *	36,468	776,039
PROCEPT BioRobotics Corp. *	15,645	290,058
Progyny, Inc. *	141,965	5,749,582
Pulmonx Corp. *	57,216	1,393,210
Pulse Biosciences, Inc. *(a)	30,780	374,285
Quotient Ltd. *	166,354	269,493
R1 RCM, Inc. *	262,606	6,244,771
RadNet, Inc. *	100,868	2,597,351
Retractable Technologies, Inc. *(a)	36,762	200,721
RxSight, Inc. *	19,298	198,576
Schrodinger, Inc. *	101,056	2,864,938
SeaSpine Holdings Corp. *	69,118	828,034
Select Medical Holdings Corp.	244,162	5,671,883
Senseonics Holdings, Inc. *(a)	948,641	2,542,358
Sharps Compliance Corp. *	39,966	269,771
Shockwave Medical, Inc. *	74,576	10,811,283
SI-BONE, Inc. *	72,687	1,431,934
Sientra, Inc. *	125,206	351,829
Sight Sciences, Inc. *(a)	24,333	355,992
Silk Road Medical, Inc. *	75,446	2,475,383
Simulations Plus, Inc.	33,788	1,436,666
SOC Telemed, Inc. *	136,900	98,458
STAAR Surgical Co. *	105,149	7,646,435
SECURITY	NUMBER OF SHARES	VALUE ($)
Stereotaxis, Inc. *	108,594	598,353
Surgery Partners, Inc. *	74,975	3,199,183
Surmodics, Inc. *	30,068	1,373,506
Tabula Rasa HealthCare, Inc. *	49,220	531,084
Tactile Systems Technology, Inc. *	41,752	658,429
Talis Biomedical Corp. *	31,324	92,406
Tenet Healthcare Corp. *	234,048	17,347,638
The Ensign Group, Inc.	115,818	8,736,152
The Joint Corp. *	30,599	1,653,570
The Pennant Group, Inc. *	56,263	935,091
Tivity Health, Inc. *	96,490	2,454,706
TransMedics Group, Inc. *	56,524	897,036
Treace Medical Concepts, Inc. *	66,915	1,213,838
Triple-S Management Corp., Class B *	50,333	1,811,485
U.S. Physical Therapy, Inc.	28,215	2,730,366
Utah Medical Products, Inc.	7,729	727,067
Vapotherm, Inc. *	49,937	807,481
Varex Imaging Corp. *	85,132	2,221,945
Viemed Healthcare, Inc. *	78,035	361,302
ViewRay, Inc. *	304,679	1,325,354
Vocera Communications, Inc. *	76,167	6,017,955
Zynex, Inc. (a)	46,414	367,594
		416,188,114

Household & Personal Products 0.9%
BellRing Brands, Inc., Class A *	87,433	2,129,868
Central Garden & Pet Co. *	22,137	1,026,935
Central Garden & Pet Co., Class A *	89,196	3,864,863
Edgewell Personal Care Co.	119,760	5,485,008
elf Beauty, Inc. *	106,311	3,142,553
Energizer Holdings, Inc.	149,950	5,639,620
Inter Parfums, Inc.	39,517	3,910,998
Medifast, Inc.	25,420	5,051,208
Nature's Sunshine Products, Inc.	26,849	473,616
NewAge, Inc. *	302,886	227,013
Nu Skin Enterprises, Inc., Class A	109,730	5,287,889
Oil-Dri Corp. of America	11,364	386,603
Revlon, Inc., Class A *	14,442	142,976
The Beauty Health Co. *	189,598	2,692,292
The Honest Co., Inc. *	188,709	1,224,721
Thorne HealthTech, Inc. *	14,630	78,709
USANA Health Sciences, Inc. *	26,323	2,515,952
Veru, Inc. *	143,114	744,193
WD-40 Co.	30,222	6,717,142
		50,742,159

Insurance 2.0%
Ambac Financial Group, Inc. *	100,497	1,424,042
American Equity Investment Life Holding Co.	182,447	7,505,870
American National Group, Inc.	16,484	3,112,014
AMERISAFE, Inc.	42,124	2,212,352
Argo Group International Holdings Ltd.	69,802	3,963,358
Bright Health Group, Inc. *	113,000	314,140
BRP Group, Inc., Class A *	104,388	3,185,922
Citizens, Inc. *	109,091	518,182
CNO Financial Group, Inc.	271,897	6,781,111
Crawford & Co., Class A	34,321	261,183
Donegal Group, Inc., Class A	33,422	479,606
eHealth, Inc. *	53,973	1,179,310
Employers Holdings, Inc.	61,393	2,400,466
Enstar Group Ltd. *	27,394	7,261,602
Genworth Financial, Inc., Class A *	1,121,812	4,375,067
Goosehead Insurance, Inc., Class A	40,043	3,947,439
Greenlight Capital Re Ltd., Class A *	57,682	417,618
HCI Group, Inc.	12,316	835,887
Heritage Insurance Holdings, Inc.	55,133	343,479

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Horace Mann Educators Corp.	92,107	3,500,987
Independence Holding Co.	9,669	550,650
Investors Title Co.	2,923	584,571
James River Group Holdings Ltd.	80,821	2,288,851
Kinsale Capital Group, Inc.	47,492	9,513,597
Maiden Holdings Ltd. *	147,564	411,704
MBIA, Inc. *	106,216	1,451,973
MetroMile, Inc. *	208,623	346,314
National Western Life Group, Inc., Class A	5,727	1,224,833
NI Holdings, Inc. *	19,098	368,591
Palomar Holdings, Inc. *	54,459	2,872,712
ProAssurance Corp.	118,304	2,834,564
RLI Corp.	88,235	9,245,263
Safety Insurance Group, Inc.	31,864	2,623,363
Selective Insurance Group, Inc.	131,210	10,352,469
Selectquote, Inc. *	297,959	2,201,917
SiriusPoint Ltd. *	194,943	1,651,167
State Auto Financial Corp.	39,470	2,040,599
Stewart Information Services Corp.	59,084	4,220,370
Tiptree, Inc.	52,721	653,213
Trean Insurance Group, Inc. *	37,421	301,987
Trupanion, Inc. *	84,440	8,042,910
United Fire Group, Inc.	45,852	1,143,549
United Insurance Holdings Corp.	46,934	189,613
Universal Insurance Holdings, Inc.	58,932	1,015,988
		120,150,403

Materials 3.9%
AdvanSix, Inc.	60,296	2,537,859
Allegheny Technologies, Inc. *	282,001	5,157,798
American Vanguard Corp.	64,580	979,679
Amyris, Inc. *	389,153	1,774,538
Arconic Corp. *	236,178	7,304,985
Avient Corp.	200,772	9,992,422
Balchem Corp.	71,047	10,439,646
Cabot Corp.	123,831	6,809,467
Carpenter Technology Corp.	105,975	3,043,602
Century Aluminum Co. *	113,153	1,735,767
Chase Corp.	16,407	1,556,696
Clearwater Paper Corp. *	36,728	1,161,339
Coeur Mining, Inc. *	567,355	2,660,895
Commercial Metals Co.	265,015	8,862,102
Compass Minerals International, Inc.	75,383	4,025,452
Constellium SE *	273,634	4,785,859
Danimer Scientific, Inc. *(a)	200,461	1,004,310
Ecovyst, Inc.	115,238	1,178,885
Ferro Corp. *	181,055	3,946,999
Ferroglobe Representation and Warranty Insurance Trust *(b)	108,500	0
Forterra, Inc. *	64,115	1,504,779
FutureFuel Corp.	57,419	447,868
Gatos Silver, Inc. *	100,841	313,615
GCP Applied Technologies, Inc. *	108,602	3,464,404
Glatfelter Corp.	96,665	1,678,104
Greif, Inc., Class A	57,176	3,382,532
Greif, Inc., Class B	12,900	766,260
H.B. Fuller Co.	115,067	8,258,359
Hawkins, Inc.	42,575	1,588,899
Haynes International, Inc.	27,215	1,023,828
Hecla Mining Co.	1,170,861	5,807,471
Ingevity Corp. *	87,879	5,792,105
Innospec, Inc.	54,141	5,032,947
Intrepid Potash, Inc. *	21,623	838,540
Kaiser Aluminum Corp.	35,031	3,354,218
Koppers Holdings, Inc. *	46,021	1,375,107
Kraton Corp. *	69,161	3,207,687
Kronos Worldwide, Inc.	49,857	715,448
SECURITY	NUMBER OF SHARES	VALUE ($)
Livent Corp. *	358,597	8,251,317
Marrone Bio Innovations, Inc. *	212,325	156,908
Materion Corp.	44,875	3,717,894
Minerals Technologies, Inc.	73,213	5,122,714
MP Materials Corp. *	167,679	6,697,099
Myers Industries, Inc.	79,642	1,439,131
Neenah, Inc.	37,221	1,715,888
Novagold Resources, Inc. *	525,211	3,466,393
O-I Glass, Inc. *	349,735	4,654,973
Olympic Steel, Inc.	20,485	436,126
Orion Engineered Carbons S.A.	132,891	2,272,436
Pactiv Evergreen, Inc.	95,939	1,050,532
Perpetua Resources Corp. *	70,341	258,855
PolyMet Mining Corp. *	61,184	156,019
PureCycle Technologies, Inc. *	119,243	709,496
Quaker Chemical Corp.	29,819	6,237,240
Ranpak Holdings Corp. *	83,527	2,243,535
Rayonier Advanced Materials, Inc. *	135,574	844,626
Ryerson Holding Corp.	35,671	731,255
Schnitzer Steel Industries, Inc., Class A	57,189	2,238,377
Schweitzer-Mauduit International, Inc.	69,030	2,089,538
Sensient Technologies Corp.	93,367	7,911,920
Stepan Co.	47,497	5,232,269
Summit Materials, Inc., Class A *	262,027	9,317,680
SunCoke Energy, Inc.	185,269	1,269,093
TimkenSteel Corp. *	100,764	1,413,719
Tredegar Corp.	56,465	663,464
TriMas Corp.	94,991	3,301,887
Trinseo plc	86,131	4,611,454
Tronox Holdings plc, Class A	253,627	5,757,333
UFP Technologies, Inc. *	15,325	1,087,462
United States Lime & Minerals, Inc.	4,493	568,320
Valhi, Inc.	5,111	135,697
Verso Corp., Class A	58,828	1,581,297
Warrior Met Coal, Inc.	113,466	2,972,809
Worthington Industries, Inc.	72,801	3,944,358
Zymergen, Inc. *	179,844	935,189
		232,704,774

Media & Entertainment 2.3%
Advantage Solutions, Inc. *	169,310	1,232,577
AMC Entertainment Holdings, Inc., Class A *(a)	1,139,616	18,302,233
AMC Networks, Inc., Class A *	64,329	2,742,345
Audacy, Inc. *	256,680	621,166
Boston Omaha Corp., Class A *	45,288	1,195,150
Cardlytics, Inc. *	71,216	4,778,594
Cargurus, Inc. *	210,356	6,710,356
Cars.com, Inc. *	150,319	2,341,970
Chicken Soup For The Soul Entertainment, Inc. *	15,413	156,750
Cinemark Holdings, Inc. *	238,974	3,608,507
Clear Channel Outdoor Holdings, Inc. *	797,984	2,441,831
comScore, Inc. *	154,350	467,681
CuriosityStream, Inc. *	58,258	258,083
Daily Journal Corp. *	2,659	861,489
Digital Media Solutions, Inc., Class A *(a)	6,386	32,505
Emerald Holding, Inc. *	53,276	173,680
Entravision Communications Corp., Class A	134,649	815,973
Eros STX Global Corp. *	673,559	143,468
Eventbrite, Inc., Class A *	167,787	2,404,388
EverQuote, Inc., Class A *	43,157	710,364
Fluent, Inc. *	88,752	142,003
fuboTV, Inc. *	297,682	3,197,105
Gannett Co., Inc. *	311,080	1,511,849
Gray Television, Inc.	187,982	3,919,425
Hemisphere Media Group, Inc. *	34,931	226,702

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
iHeartMedia, Inc., Class A *	247,566	4,988,455
IMAX Corp. *	110,005	1,897,586
Integral Ad Science Holding Corp. *	37,419	626,394
John Wiley & Sons, Inc., Class A	95,230	4,832,922
Liberty Media Corp. - Liberty Braves, Class A *	23,033	646,076
Liberty Media Corp. - Liberty Braves, Class C *	79,607	2,149,389
Liberty TripAdvisor Holdings, Inc., Class A *	156,320	351,720
Lions Gate Entertainment Corp., Class A *	129,013	2,022,924
Lions Gate Entertainment Corp., Class B *	261,177	3,807,961
LiveOne, Inc. *	126,087	118,307
Madison Square Garden Entertainment Corp. *	57,707	4,087,387
Magnite, Inc. *	287,899	3,906,789
MediaAlpha, Inc., Class A *	46,422	689,367
National CineMedia, Inc.	133,998	353,755
Outbrain, Inc. *	18,087	228,258
QuinStreet, Inc. *	111,835	1,799,425
Scholastic Corp.	57,956	2,377,355
Sinclair Broadcast Group, Inc., Class A	101,395	2,786,335
Society Pass, Inc. *	8,039	39,632
Stagwell, Inc. *	135,671	1,013,462
TechTarget, Inc. *	57,940	4,805,544
TEGNA, Inc.	488,501	9,457,379
The E.W. Scripps Co., Class A *	125,825	2,579,412
The Marcus Corp. *	51,263	863,782
Thryv Holdings, Inc. *	16,974	550,467
TrueCar, Inc. *	213,363	733,969
WideOpenWest, Inc. *	115,025	2,140,615
Yelp, Inc. *	158,156	5,462,708
Ziff Davis, Inc. *	95,900	10,075,254
		134,388,823

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
2seventy bio, Inc. *	48,943	913,766
4D Molecular Therapeutics, Inc. *	62,940	994,452
89bio, Inc. *	20,663	121,705
9 Meters Biopharma, Inc. *	509,825	389,098
Absci Corp. *(a)	30,912	208,038
ACADIA Pharmaceuticals, Inc. *	264,158	5,940,913
Aclaris Therapeutics, Inc. *	112,423	1,227,659
Acumen Pharmaceuticals, Inc. *	24,469	125,281
Adagio Therapeutics, Inc. *(a)	46,267	332,197
Adicet Bio, Inc. *	46,460	586,325
Adverum Biotechnologies, Inc. *	213,103	351,620
Aeglea BioTherapeutics, Inc. *	86,254	370,892
Aerie Pharmaceuticals, Inc. *	92,353	679,718
Aerovate Therapeutics, Inc. *	21,073	249,083
Affimed N.V. *	262,432	1,070,723
Agenus, Inc. *	488,638	1,348,641
Agios Pharmaceuticals, Inc. *	119,678	3,696,853
Akebia Therapeutics, Inc. *	379,024	754,258
Akero Therapeutics, Inc. *	57,113	1,000,620
Akouos, Inc. *	54,428	352,149
Akoya Biosciences, Inc. *	28,985	329,270
Alaunos Therapeutics, Inc. *	457,567	494,172
Albireo Pharma, Inc. *	38,659	1,101,395
Aldeyra Therapeutics, Inc. *	106,184	389,695
Alector, Inc. *	128,385	2,036,186
Aligos Therapeutics, Inc. *	46,578	148,584
Alkermes plc *	354,815	9,047,783
Allakos, Inc. *	76,983	520,405
Allogene Therapeutics, Inc. *	149,538	1,712,210
SECURITY	NUMBER OF SHARES	VALUE ($)
Allovir, Inc. *	64,170	523,627
Alpha Teknova, Inc. *	15,570	245,695
Alpine Immune Sciences, Inc. *	24,623	209,296
Altimmune, Inc. *	86,464	697,764
ALX Oncology Holdings, Inc. *	38,288	612,608
Amicus Therapeutics, Inc. *	579,957	5,457,395
Amneal Pharmaceuticals, Inc. *	223,396	989,644
Amphastar Pharmaceuticals, Inc. *	81,161	1,874,007
Ampio Pharmaceuticals, Inc. *	423,148	219,021
AnaptysBio, Inc. *	43,203	1,381,200
Anavex Life Sciences Corp. *	147,259	1,926,148
Angion Biomedica Corp. *	45,754	123,536
ANI Pharmaceuticals, Inc. *	24,307	982,489
Anika Therapeutics, Inc. *	32,037	1,018,777
Annexon, Inc. *	67,531	506,483
Antares Pharma, Inc. *	367,144	1,237,275
Apellis Pharmaceuticals, Inc. *	157,536	6,343,975
Applied Molecular Transport, Inc. *	53,899	507,729
Applied Therapeutics, Inc. *	38,968	120,021
AquaBounty Technologies, Inc. *	111,256	196,923
Arbutus Biopharma Corp. *(a)	173,023	486,195
Arcturus Therapeutics Holdings, Inc. *	46,600	1,217,658
Arcus Biosciences, Inc. *	99,518	3,065,154
Arcutis Biotherapeutics, Inc. *	61,068	922,737
Ardelyx, Inc. *	209,422	173,024
Arena Pharmaceuticals, Inc. *	136,670	12,570,907
Arrowhead Pharmaceuticals, Inc. *	224,167	11,827,051
Arvinas, Inc. *	103,875	7,426,024
Atara Biotherapeutics, Inc. *	191,440	2,940,518
Atea Pharmaceuticals, Inc. *	143,004	1,021,049
Athenex, Inc. *	193,599	197,471
Athersys, Inc. *	445,971	441,511
Athira Pharma, Inc. *	70,693	728,138
Atossa Therapeutics, Inc. *	253,469	347,253
Atreca, Inc., Class A *	55,074	116,757
Aura Biosciences, Inc. *	11,822	215,752
Avalo Therapeutics, Inc. *	135,369	133,054
Avid Bioservices, Inc. *	133,366	2,516,616
Avidity Biosciences, Inc. *	82,889	1,377,615
Avita Medical, Inc. *	55,627	537,913
Avrobio, Inc. *	84,117	163,187
Axsome Therapeutics, Inc. *	61,115	1,676,996
Beam Therapeutics, Inc. *	112,852	7,810,487
Berkeley Lights, Inc. *	106,889	1,037,892
Beyondspring, Inc. *(a)	49,591	160,179
BioAtla, Inc. *	33,831	323,424
BioCryst Pharmaceuticals, Inc. *	396,557	6,126,806
BioDelivery Sciences International, Inc. *	203,982	746,574
Biohaven Pharmaceutical Holding Co., Ltd. *	123,039	16,348,192
Biomea Fusion, Inc. *(a)	46,953	336,183
BioNano Genomics, Inc. *(a)	642,924	1,427,291
Bioxcel Therapeutics, Inc. *	37,577	635,051
Black Diamond Therapeutics, Inc. *	48,287	201,357
Bluebird Bio, Inc. *	151,733	1,197,173
Blueprint Medicines Corp. *	129,543	9,987,765
Bolt Biotherapeutics, Inc. *(a)	50,856	195,287
Bridgebio Pharma, Inc. *	236,651	2,335,745
Brooklyn ImmunoTherapeutics, Inc. *(a)	63,090	171,605
C4 Therapeutics, Inc. *	86,284	2,107,918
Cara Therapeutics, Inc. *	99,828	1,156,008
Cardiff Oncology, Inc. *	86,744	293,195
CareDx, Inc. *	111,592	4,664,546
Caribou Biosciences, Inc. *(a)	43,925	471,315
Cassava Sciences, Inc. *(a)	84,301	3,730,319
Catalyst Pharmaceuticals, Inc. *	213,355	1,228,925
Celcuity, Inc. *	20,361	226,414
Celldex Therapeutics, Inc. *	101,472	3,146,647
CEL-SCI Corp. *(a)	78,009	471,174

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Century Therapeutics, Inc. *(a)	26,236	341,855
Cerevel Therapeutics Holdings, Inc. *	90,058	2,345,110
ChemoCentryx, Inc. *	118,976	3,199,265
Chimerix, Inc. *	159,170	908,861
Chinook Therapeutics, Inc. *	86,270	1,112,883
ChromaDex Corp. *	102,969	289,343
Citius Pharmaceuticals, Inc. *(a)	240,757	363,543
Clene, Inc. *(a)	42,414	119,183
Clovis Oncology, Inc. *(a)	244,627	499,039
Codex DNA, Inc. *	15,605	122,343
Codexis, Inc. *	132,927	2,725,004
Codiak Biosciences, Inc. *	34,389	227,655
Cogent Biosciences, Inc. *	82,586	624,350
Coherus Biosciences, Inc. *	142,572	1,762,190
Collegium Pharmaceutical, Inc. *	76,529	1,366,043
Corcept Therapeutics, Inc. *	211,987	3,978,996
CorMedix, Inc. *	80,341	339,842
Cortexyme, Inc. *(a)	42,870	260,650
Crinetics Pharmaceuticals, Inc. *	101,272	1,913,028
Cue Biopharma, Inc. *	68,398	505,461
Cullinan Oncology, Inc. *	56,105	756,295
Curis, Inc. *	188,384	600,945
Cymabay Therapeutics, Inc. *	162,583	484,497
Cyteir Therapeutics, Inc. *(a)	19,347	117,630
Cytek Biosciences, Inc. *	35,112	511,231
Cytokinetics, Inc. *	174,759	5,800,251
CytomX Therapeutics, Inc. *	148,219	681,807
Day One Biopharmaceuticals, Inc. *	24,171	356,522
Deciphera Pharmaceuticals, Inc. *	85,720	722,620
Denali Therapeutics, Inc. *	200,582	6,863,916
DermTech, Inc. *	53,873	690,113
Design Therapeutics, Inc. *	59,899	757,123
DICE Therapeutics, Inc. *	30,172	513,829
Durect Corp. *	493,659	373,651
Dynavax Technologies Corp. *	238,909	3,098,650
Dyne Therapeutics, Inc. *	65,329	484,741
Eagle Pharmaceuticals, Inc. *	25,373	1,165,636
Edgewise Therapeutics, Inc. *	85,643	1,164,745
Editas Medicine, Inc. *	151,246	2,879,724
Eiger BioPharmaceuticals, Inc. *	70,281	303,614
Eliem Therapeutics, Inc. *(a)	14,707	132,951
Emergent BioSolutions, Inc. *	107,952	5,052,154
Enanta Pharmaceuticals, Inc. *	42,313	2,514,238
Endo International plc *	502,283	1,602,283
Entrada Therapeutics, Inc. *(a)	19,861	219,861
Epizyme, Inc. *	194,374	239,080
Erasca, Inc. *(a)	45,621	540,609
Esperion Therapeutics, Inc. *	57,413	246,302
Evelo Biosciences, Inc. *(a)	67,517	318,005
Evolus, Inc. *	75,292	558,667
Exagen, Inc. *	22,979	225,884
EyePoint Pharmaceuticals, Inc. *	46,729	437,851
Fate Therapeutics, Inc. *	179,015	7,430,913
FibroGen, Inc. *	190,842	2,879,806
Finch Therapeutics Group, Inc. *	16,035	135,977
Fluidigm Corp. *	164,338	537,385
Foghorn Therapeutics, Inc. *(a)	42,310	650,728
Forma Therapeutics Holdings, Inc. *	76,950	911,088
Forte Biosciences, Inc. *	24,801	41,914
Fortress Biotech, Inc. *	169,508	354,272
Frequency Therapeutics, Inc. *	75,749	406,772
Fulcrum Therapeutics, Inc. *	59,590	724,614
G1 Therapeutics, Inc. *	87,246	879,440
Gemini Therapeutics, Inc. *	46,453	91,048
Generation Bio Co. *	96,846	629,499
Geron Corp. *	690,256	773,087
Global Blood Therapeutics, Inc. *	137,647	3,971,116
Gossamer Bio, Inc. *	135,778	1,302,111
Graphite Bio, Inc. *	36,798	343,693
SECURITY	NUMBER OF SHARES	VALUE ($)
Greenwich Lifesciences, Inc. *	8,560	158,103
Gritstone bio, Inc. *	92,587	505,525
GT Biopharma, Inc. *	38,229	119,657
Halozyme Therapeutics, Inc. *	305,818	10,584,361
Harmony Biosciences Holdings, Inc. *	50,552	1,812,795
Harpoon Therapeutics, Inc. *	39,649	209,743
Harvard Bioscience, Inc. *	89,134	518,760
Heron Therapeutics, Inc. *	203,324	1,770,952
Homology Medicines, Inc. *	90,086	335,120
Hookipa Pharma, Inc. *	40,694	61,041
Humanigen, Inc. *	105,753	272,843
iBio, Inc. *	458,140	219,266
Icosavax, Inc. *	29,099	444,051
Ideaya Biosciences, Inc. *	72,229	1,196,835
IGM Biosciences, Inc. *	17,549	310,617
Ikena Oncology, Inc. *(a)	59,993	583,732
Imago Biosciences, Inc. *	21,689	438,552
Immuneering Corp., Class A *(a)	18,400	184,000
Immunic, Inc. *	42,312	498,858
ImmunityBio, Inc. *	152,541	887,789
ImmunoGen, Inc. *	437,968	2,474,519
Immunovant, Inc. *	87,438	611,192
Impel Neuropharma Inc. *(a)	11,413	99,293
Infinity Pharmaceuticals, Inc. *	185,502	230,022
Inhibrx, Inc. *	62,098	1,649,323
Innoviva, Inc. *	95,781	1,535,369
Inotiv, Inc. *	32,934	1,053,559
Inovio Pharmaceuticals, Inc. *(a)	454,526	1,881,738
Inozyme Pharma, Inc. *	30,497	203,720
Insmed, Inc. *	262,067	5,943,680
Instil Bio, Inc. *	119,043	1,382,089
Intellia Therapeutics, Inc. *	154,142	14,577,209
Intercept Pharmaceuticals, Inc. *	56,514	926,264
Intra-Cellular Therapies, Inc. *	174,090	8,267,534
Invitae Corp. *	442,602	4,974,846
Ironwood Pharmaceuticals, Inc. *	322,939	3,600,770
IsoPlexis Corp. *	18,176	111,964
iTeos Therapeutics, Inc. *	44,261	1,620,838
IVERIC bio, Inc. *	253,746	3,537,219
Janux Therapeutics, Inc. *(a)	29,138	443,772
Jounce Therapeutics, Inc. *	73,863	552,495
Kala Pharmaceuticals, Inc. *(a)	102,520	90,699
Kaleido Biosciences, Inc. *(a)	41,084	72,308
KalVista Pharmaceuticals, Inc. *	48,563	612,865
Karuna Therapeutics, Inc. *	49,282	5,473,259
Karyopharm Therapeutics, Inc. *	158,175	1,407,758
KemPharm, Inc. *(a)	65,098	469,357
Keros Therapeutics, Inc. *	34,223	1,586,921
Kezar Life Sciences, Inc. *	76,343	1,006,201
Kiniksa Pharmaceuticals Ltd., Class A *	63,755	715,969
Kinnate Biopharma, Inc. *	55,815	612,849
Kodiak Sciences, Inc. *	73,862	4,335,699
Kronos Bio, Inc. *	85,540	778,414
Krystal Biotech, Inc. *	39,403	2,324,777
Kura Oncology, Inc. *	139,385	1,963,935
Kymera Therapeutics, Inc. *	75,682	3,178,644
Landos Biopharma, Inc. *	10,349	35,497
Lexicon Pharmaceuticals, Inc. *	162,880	516,330
Ligand Pharmaceuticals, Inc. *	33,278	4,147,437
Lineage Cell Therapeutics, Inc. *	269,809	426,298
Lyell Immunopharma, Inc. *(a)	51,828	294,383
MacroGenics, Inc. *	133,198	1,644,995
Madrigal Pharmaceuticals, Inc. *	26,095	1,502,550
Magenta Therapeutics, Inc. *	63,421	207,387
MannKind Corp. *	548,608	2,046,308
Marinus Pharmaceuticals, Inc. *	84,624	863,165
MaxCyte, Inc. *	211,003	1,363,079
Medpace Holdings, Inc. *	64,099	11,375,009
MEI Pharma, Inc. *	238,565	460,430

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MeiraGTx Holdings plc *	65,107	975,954
Mersana Therapeutics, Inc. *	157,949	753,417
MiMedx Group, Inc. *	247,161	1,225,919
Mind Medicine MindMed, Inc. *(a)	774,951	867,945
MiNK Therapeutics, Inc. *(a)	6,049	19,901
Mirum Pharmaceuticals, Inc. *	7,627	145,294
Molecular Templates, Inc. *	78,363	241,358
Monte Rosa Therapeutics, Inc. *(a)	27,134	343,516
Morphic Holding, Inc. *	47,403	2,011,309
Mustang Bio, Inc. *	164,617	194,248
Myriad Genetics, Inc. *	175,092	4,603,169
NanoString Technologies, Inc. *	100,366	3,484,708
NeoGenomics, Inc. *	250,031	5,635,699
Neoleukin Therapeutics, Inc. *	74,907	267,418
NexImmune, Inc. *	37,133	117,712
NGM Biopharmaceuticals, Inc. *	68,625	1,084,961
Nkarta, Inc. *	31,666	313,810
Nurix Therapeutics, Inc. *	68,985	1,284,501
Nuvalent, Inc., Class A *(a)	23,628	318,742
Nuvation Bio, Inc. *	348,515	2,125,942
Ocugen, Inc. *(a)	406,729	1,443,888
Ocular Therapeutix, Inc. *	170,102	962,777
Olema Pharmaceuticals, Inc. *	55,866	359,218
Omega Therapeutics, Inc. *	16,485	187,270
Omeros Corp. *(a)	136,340	818,040
Oncocyte Corp. *	129,596	220,313
Oncorus, Inc. *	43,295	150,234
Oncternal Therapeutics, Inc. *	93,824	175,451
OPKO Health, Inc. *	882,179	2,761,220
Oramed Pharmaceuticals, Inc. *	65,707	588,735
Organogenesis Holdings, Inc. *	83,777	644,245
ORIC Pharmaceuticals, Inc. *	68,579	678,246
Outlook Therapeutics, Inc. *	207,701	294,935
Oyster Point Pharma, Inc. *(a)	23,540	282,245
Pacific Biosciences of California, Inc. *	431,140	4,820,145
Pacira BioSciences, Inc. *	97,369	6,111,852
Paratek Pharmaceuticals, Inc. *	105,248	426,254
Passage Bio, Inc. *	81,217	408,522
Personalis, Inc. *	78,568	894,890
Phathom Pharmaceuticals, Inc. *	43,863	736,898
Phibro Animal Health Corp., Class A	45,070	869,851
Pliant Therapeutics, Inc. *	52,481	615,602
PMV Pharmaceuticals, Inc. *	57,954	930,741
Portage Biotech, Inc. *	10,411	90,367
Poseida Therapeutics, Inc. *	60,968	289,598
Praxis Precision Medicines, Inc. *	74,127	1,101,527
Precigen, Inc. *	207,415	535,131
Precision BioSciences, Inc. *	109,124	520,521
Prelude Therapeutics, Inc. *	22,765	226,056
Prestige Consumer Healthcare, Inc. *	110,668	6,247,209
Prometheus Biosciences, Inc. *	65,756	2,362,613
Protagonist Therapeutics, Inc. *	98,644	2,889,283
Prothena Corp. plc *	79,875	2,722,140
Provention Bio, Inc. *	122,499	656,595
PTC Therapeutics, Inc. *	154,118	6,198,626
Puma Biotechnology, Inc. *	68,591	168,734
Pyxis Oncology, Inc. *	23,094	220,317
Quanterix Corp. *	67,680	2,060,179
Radius Health, Inc. *	103,422	783,939
Rain Therapeutics, Inc. *	34,429	295,401
Rallybio Corp. *	16,076	195,484
Rapid Micro Biosystems, Inc., Class A *	17,991	128,276
RAPT Therapeutics, Inc. *	46,953	1,015,124
Reata Pharmaceuticals, Inc., Class A *	61,384	1,726,118
Recursion Pharmaceuticals, Inc., Class A *(a)	254,073	3,008,224
REGENXBIO, Inc. *	86,788	2,291,203
Relay Therapeutics, Inc. *	154,558	3,420,369
Relmada Therapeutics, Inc. *	33,836	622,244
SECURITY	NUMBER OF SHARES	VALUE ($)
Reneo Pharmaceuticals, Inc. *	18,830	116,934
Replimune Group, Inc. *	65,673	1,302,296
Revance Therapeutics, Inc. *	154,306	2,056,899
REVOLUTION Medicines, Inc. *	130,840	2,815,677
Rhythm Pharmaceuticals, Inc. *	96,956	718,444
Rigel Pharmaceuticals, Inc. *	388,820	995,379
Rocket Pharmaceuticals, Inc. *	90,874	1,512,143
Rubius Therapeutics, Inc. *	100,595	679,016
Sana Biotechnology, Inc. *	189,544	1,660,405
Sangamo Therapeutics, Inc. *	263,177	1,586,957
Scholar Rock Holding Corp. *	61,595	1,097,007
Seelos Therapeutics, Inc. *	206,531	235,445
Seer, Inc. *	92,379	1,453,122
Selecta Biosciences, Inc. *	206,475	516,188
Sensei Biotherapeutics, Inc. *	43,865	211,429
Sera Prognostics, Inc., Class A *	9,084	61,317
Seres Therapeutics, Inc. *	154,874	1,291,649
Sesen Bio, Inc. *	447,785	331,764
Shattuck Labs, Inc. *	57,564	397,767
SIGA Technologies, Inc. *	105,432	686,362
Sigilon Therapeutics, Inc. *	31,572	61,565
Silverback Therapeutics, Inc. *(a)	43,225	210,506
Singular Genomics Systems, Inc. *	26,681	206,778
Solid Biosciences, Inc. *	126,405	154,214
Sorrento Therapeutics, Inc. *(a)	655,598	2,261,813
Spectrum Pharmaceuticals, Inc. *	351,111	246,234
Spero Therapeutics, Inc. *	53,427	634,178
SpringWorks Therapeutics, Inc. *	64,579	3,595,759
Spruce Biosciences, Inc. *(a)	18,417	46,779
SQZ Biotechnologies Co. *	48,704	390,606
Stoke Therapeutics, Inc. *	41,939	794,744
Summit Therapeutics, Inc. *	55,033	121,073
Supernus Pharmaceuticals, Inc. *	108,482	3,346,670
Surface Oncology, Inc. *	75,782	284,183
Sutro Biopharma, Inc. *	96,286	1,028,334
Syndax Pharmaceuticals, Inc. *	99,081	1,618,984
Syros Pharmaceuticals, Inc. *	126,988	251,436
Talaris Therapeutics, Inc. *	46,167	435,355
Tarsus Pharmaceuticals, Inc. *	19,493	391,225
Taysha Gene Therapies, Inc. *	49,231	391,386
TCR2 Therapeutics, Inc. *	64,928	216,860
Tenaya Therapeutics, Inc. *	30,606	364,824
Terns Pharmaceuticals, Inc. *	28,746	180,237
TG Therapeutics, Inc. *	288,217	3,334,671
TherapeuticsMD, Inc. *	858,241	260,476
Theravance Biopharma, Inc. *	133,318	1,214,527
Theseus Pharmaceuticals, Inc. *(a)	24,944	230,233
Tonix Pharmaceuticals Holding Corp. *	961,460	233,635
Travere Therapeutics, Inc. *	131,130	3,606,075
Trevena, Inc. *	346,677	188,419
Turning Point Therapeutics, Inc. *	102,324	3,809,523
Twist Bioscience Corp. *	104,220	6,192,752
Tyra Biosciences, Inc. *(a)	26,346	345,396
UroGen Pharma Ltd. *(a)	42,689	329,559
Vanda Pharmaceuticals, Inc. *	120,334	1,824,263
Vaxart, Inc. *(a)	268,757	1,330,347
Vaxcyte, Inc. *	88,941	1,693,437
VBI Vaccines, Inc. *	435,086	739,646
Ventyx Biosciences, Inc. *(a)	22,640	368,126
Vera Therapeutics, Inc. *	21,438	427,259
Veracyte, Inc. *	148,960	4,529,874
Verastem, Inc. *	374,134	572,425
Vericel Corp. *	102,593	3,650,259
Verrica Pharmaceuticals, Inc. *	29,378	240,606
Verve Therapeutics, Inc. *	34,772	1,002,129
Viking Therapeutics, Inc. *	157,692	585,037
Vincerx Pharma, Inc. *	35,595	255,928
Vir Biotechnology, Inc. *	133,046	4,567,469
Viracta Therapeutics, Inc. *	79,118	212,036

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VistaGen Therapeutics, Inc. *	425,668	693,839
Vor BioPharma, Inc. *	41,977	346,310
WaVe Life Sciences Ltd. *	97,147	212,752
Werewolf Therapeutics, Inc. *	57,210	521,183
XBiotech, Inc.	33,292	358,555
Xencor, Inc. *	124,420	4,276,315
Xilio Therapeutics, Inc. *	16,100	219,121
XOMA Corp. *(a)	12,952	268,365
Y-mAbs Therapeutics, Inc. *	76,181	753,430
Zentalis Pharmaceuticals, Inc. *	80,399	4,589,175
Zogenix, Inc. *	123,399	3,209,608
		575,418,502

Real Estate 7.5%
Acadia Realty Trust	191,905	3,797,800
Agree Realty Corp.	151,745	9,921,088
Alexander & Baldwin, Inc.	159,799	3,667,387
Alexander's, Inc.	4,780	1,258,431
American Assets Trust, Inc.	110,609	3,978,606
American Finance Trust, Inc.	272,781	2,253,171
Apartment Investment & Management Co., Class A *	331,899	2,333,250
Apple Hospitality REIT, Inc.	472,955	7,628,764
Armada Hoffler Properties, Inc.	133,481	1,872,738
Ashford Hospitality Trust, Inc. *	36,073	281,009
Braemar Hotels & Resorts, Inc. *	123,836	662,523
Brandywine Realty Trust	373,638	4,804,985
Broadstone Net Lease, Inc.	348,052	8,043,482
BRT Apartments Corp.	25,149	558,056
CareTrust REIT, Inc.	213,037	4,518,515
CatchMark Timber Trust, Inc., Class A	109,473	897,679
Centerspace	31,475	3,002,086
Chatham Lodging Trust *	105,078	1,394,385
City Office REIT, Inc.	94,341	1,682,100
Clipper Realty, Inc.	25,900	237,503
Community Healthcare Trust, Inc.	52,867	2,396,990
CorePoint Lodging, Inc. *	87,472	1,374,185
Corporate Office Properties Trust	249,641	6,305,932
CTO Realty Growth, Inc.	12,970	759,912
Cushman & Wakefield plc *	306,679	6,437,192
DiamondRock Hospitality Co. *	464,605	4,344,057
DigitalBridge Group, Inc. *	1,072,199	7,827,053
Diversified Healthcare Trust	531,487	1,621,035
Douglas Elliman, Inc. *	158,447	1,229,549
Easterly Government Properties, Inc.	191,893	4,023,996
EastGroup Properties, Inc.	89,043	17,800,586
Empire State Realty Trust, Inc., Class A	315,136	2,811,013
Equity Commonwealth *	258,989	6,744,074
Essential Properties Realty Trust, Inc.	267,062	7,090,496
eXp World Holdings, Inc.	138,092	3,747,817
Farmland Partners, Inc.	63,593	724,324
Fathom Holdings, Inc. *	13,291	190,061
Forestar Group, Inc. *	38,202	762,130
Four Corners Property Trust, Inc.	170,111	4,604,905
Franklin Street Properties Corp.	226,152	1,255,144
FRP Holdings, Inc. *	15,109	853,356
Getty Realty Corp.	89,395	2,652,350
Gladstone Commercial Corp.	81,016	1,878,761
Gladstone Land Corp.	68,849	2,098,518
Global Medical REIT, Inc.	132,676	2,243,551
Global Net Lease, Inc.	230,510	3,305,513
Healthcare Realty Trust, Inc.	325,386	10,093,474
Hersha Hospitality Trust *	72,470	653,679
Independence Realty Trust, Inc.	231,771	5,328,415
Indus Realty Trust, Inc.	12,857	1,009,917
Industrial Logistics Properties Trust	143,585	3,292,404
Innovative Industrial Properties, Inc.	52,342	10,373,661
iStar, Inc.	148,035	3,178,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Kennedy-Wilson Holdings, Inc.	262,801	5,902,510
Kite Realty Group Trust	479,187	10,005,425
LTC Properties, Inc.	86,045	3,103,643
LXP Industrial Trust	616,351	9,177,466
Marcus & Millichap, Inc. *	52,121	2,439,784
Monmouth Real Estate Investment Corp.	210,981	4,428,491
National Health Investors, Inc.	96,833	5,599,852
National Storage Affiliates Trust	178,843	11,009,575
NETSTREIT Corp.	87,751	1,983,173
Newmark Group, Inc., Class A	328,676	5,032,030
NexPoint Residential Trust, Inc.	48,953	3,881,973
Office Properties Income Trust	105,447	2,686,790
One Liberty Properties, Inc.	35,698	1,088,789
Outfront Media, Inc.	321,165	7,977,739
Paramount Group, Inc.	412,682	3,586,207
Pebblebrook Hotel Trust	287,682	6,228,315
Phillips Edison & Co., Inc.	41,314	1,302,217
Physicians Realty Trust	486,274	8,879,363
Piedmont Office Realty Trust, Inc., Class A	272,898	4,846,668
Plymouth Industrial REIT, Inc.	68,832	1,978,920
Postal Realty Trust, Inc., Class A	26,872	480,471
PotlatchDeltic Corp.	146,015	7,854,147
Preferred Apartment Communities, Inc.	115,587	1,927,991
PS Business Parks, Inc.	44,428	7,417,699
Rafael Holdings, Inc., Class B *	21,013	86,994
RE/MAX Holdings, Inc., Class A	40,332	1,200,280
Realogy Holdings Corp. *	254,943	4,206,559
Redfin Corp. *	228,767	6,764,640
Retail Opportunity Investments Corp.	262,484	4,863,829
Retail Value, Inc.	37,186	117,136
RLJ Lodging Trust	366,554	5,076,773
RPT Realty	184,820	2,332,428
Ryman Hospitality Properties, Inc. *	118,813	10,503,069
Sabra Health Care REIT, Inc.	503,773	6,856,351
Safehold, Inc.	46,053	2,850,681
Saul Centers, Inc.	26,314	1,299,385
Seritage Growth Properties, Class A *	81,895	848,432
Service Properties Trust	361,406	3,090,021
SITE Centers Corp.	381,923	5,656,280
STAG Industrial, Inc.	388,631	16,606,203
Summit Hotel Properties, Inc. *	228,293	2,150,520
Sunstone Hotel Investors, Inc. *	480,814	5,438,006
Tanger Factory Outlet Centers, Inc.	224,950	3,826,399
Tejon Ranch Co. *	45,953	800,042
Terreno Realty Corp.	162,387	12,141,676
The Macerich Co.	472,827	7,820,559
The RMR Group, Inc., Class A	34,110	1,091,861
The St. Joe Co.	73,660	3,573,247
UMH Properties, Inc.	94,107	2,220,925
Uniti Group, Inc.	433,046	5,222,535
Universal Health Realty Income Trust	28,361	1,653,446
Urban Edge Properties	255,559	4,661,396
Urstadt Biddle Properties, Inc., Class A	66,012	1,299,776
Veris Residential, Inc. *	193,339	3,190,093
Washington Real Estate Investment Trust	187,130	4,607,141
Whitestone REIT	102,459	1,046,106
Xenia Hotels & Resorts, Inc. *	251,720	4,364,825
		448,092,771

Retailing 3.4%
1-800-Flowers.com, Inc., Class A *	59,188	1,007,972
1stdibs.com, Inc. *(a)	13,824	142,387
Abercrombie & Fitch Co., Class A *	129,579	5,053,581
Academy Sports & Outdoors, Inc. *	171,388	6,666,993
aka Brands Holding Corp. *	20,630	146,267
American Eagle Outfitters, Inc.	336,107	7,673,323

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
America's Car-Mart, Inc. *	13,292	1,261,677
Arko Corp. *	266,311	2,189,076
Asbury Automotive Group, Inc. *	51,188	8,239,732
Barnes & Noble Education, Inc. *	97,805	588,786
Bed Bath & Beyond, Inc. *	224,908	3,652,506
Big 5 Sporting Goods Corp. (a)	45,741	900,640
Big Lots, Inc.	71,284	2,987,512
Boot Barn Holdings, Inc. *	64,561	5,937,675
Caleres, Inc.	81,577	1,956,216
Camping World Holdings, Inc., Class A	92,109	3,058,019
CarLotz, Inc. *(a)	158,021	320,783
CarParts.com, Inc. *	110,084	1,012,773
Chico's FAS, Inc. *	268,091	1,262,709
Citi Trends, Inc. *	18,935	922,513
Conn's, Inc. *	39,060	947,986
Designer Brands, Inc., Class A *	131,993	1,738,348
Dillard’s, Inc., Class A	12,908	3,275,018
Duluth Holdings, Inc., Class B *	25,945	391,251
Franchise Group, Inc.	62,592	3,133,981
Funko, Inc., Class A *	59,656	1,030,856
Genesco, Inc. *	32,783	2,108,930
Greenlane Holdings, Inc., Class A *	34,625	26,374
Group 1 Automotive, Inc.	38,754	6,580,817
Groupon, Inc. *	52,499	1,603,319
GrowGeneration Corp. *	123,294	1,040,601
Guess?, Inc.	88,942	2,047,445
Haverty Furniture Cos., Inc.	36,273	1,070,779
Hibbett, Inc.	32,587	2,008,989
JOANN, Inc. (a)	24,715	264,203
Kirkland's, Inc. *	28,571	483,707
Lands' End, Inc. *	31,155	571,071
Lazydays Holdings, Inc. *	17,084	277,444
Liquidity Services, Inc. *	57,952	1,102,827
LL Flooring Holdings, Inc. *	62,500	902,500
Lulu's Fashion Lounge Holdings, Inc. *	12,557	121,301
Macy's, Inc.	693,700	17,758,720
MarineMax, Inc. *	46,878	2,206,079
Monro, Inc.	72,964	3,628,500
Murphy USA, Inc.	53,339	10,489,648
National Vision Holdings, Inc. *	179,908	7,354,639
OneWater Marine, Inc., Class A	22,561	1,166,629
Overstock.com, Inc. *	94,831	4,546,198
Party City Holdco, Inc. *	244,698	1,157,422
PetMed Express, Inc.	45,357	1,171,571
Porch Group, Inc. *	169,096	1,783,963
Quotient Technology, Inc. *	200,430	1,425,057
Rent the Runway, Inc., Class A *(a)	37,153	214,373
Rent-A-Center, Inc.	145,767	6,144,079
Revolve Group, Inc. *	79,138	3,903,086
Sally Beauty Holdings, Inc. *	249,265	4,279,880
Shift Technologies, Inc. *(a)	137,301	314,419
Shoe Carnival, Inc.	39,291	1,342,181
Shutterstock, Inc.	51,600	5,003,652
Signet Jewelers Ltd.	116,668	10,048,615
Sleep Number Corp. *	48,793	3,488,699
Sonic Automotive, Inc., Class A	48,045	2,450,775
Sportsman's Warehouse Holdings, Inc. *	95,985	1,051,996
Stitch Fix, Inc., Class A *	179,879	2,955,412
The Aaron's Co., Inc.	68,956	1,459,798
The Buckle, Inc.	66,036	2,485,595
The Cato Corp., Class A	43,659	721,247
The Children's Place, Inc. *	31,131	2,202,518
The Container Store Group, Inc. *	69,729	711,236
The ODP Corp. *	102,130	4,517,210
The RealReall, Inc. *	175,702	1,660,384
Tilly's, Inc., Class A	51,079	673,221
Torrid Holdings, Inc. *	28,434	261,593
TravelCenters of America, Inc. *	27,587	1,257,415
Urban Outfitters, Inc. *	151,972	4,364,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Winmark Corp.	7,661	1,650,333
Xometry, Inc., Class A *	18,045	931,122
Zumiez, Inc. *	46,843	2,105,593
		204,596,381

Semiconductors & Semiconductor Equipment 3.4%
Alpha & Omega Semiconductor Ltd. *	47,040	2,118,211
Ambarella, Inc. *	78,134	10,950,480
Amkor Technology, Inc.	225,142	4,957,627
Atomera, Inc. *(a)	44,225	624,899
Axcelis Technologies, Inc. *	73,801	4,620,681
AXT, Inc. *	89,673	671,651
CEVA, Inc. *	49,554	1,866,699
CMC Materials, Inc.	62,642	11,330,685
Cohu, Inc. *	105,543	3,480,808
Diodes, Inc. *	96,240	8,930,110
FormFactor, Inc. *	172,029	7,352,519
Ichor Holdings Ltd. *	62,330	2,644,039
Impinj, Inc. *	41,697	3,310,325
Kopin Corp. *	170,176	500,317
Kulicke & Soffa Industries, Inc.	135,321	7,400,706
Lattice Semiconductor Corp. *	299,604	16,544,133
MACOM Technology Solutions Holdings, Inc. *	107,692	6,591,827
MaxLinear, Inc. *	156,779	9,409,876
Meta Materials, Inc. *(a)	438,862	732,900
NeoPhotonics Corp. *	112,248	1,724,129
NVE Corp.	10,646	658,668
Onto Innovation, Inc. *	107,650	9,854,281
PDF Solutions, Inc. *	66,667	1,982,010
Photronics, Inc. *	130,573	2,334,645
Power Integrations, Inc.	133,255	10,755,011
Rambus, Inc. *	239,620	6,050,405
Semtech Corp. *	142,819	10,154,431
Silicon Laboratories, Inc. *	87,934	14,525,817
SiTime Corp. *	35,089	8,178,895
SkyWater Technology, Inc. *	17,702	177,551
SMART Global Holdings, Inc. *	38,764	2,223,503
SunPower Corp. *	176,445	2,960,747
Synaptics, Inc. *	86,518	18,199,061
Ultra Clean Holdings, Inc. *	97,891	4,935,664
Veeco Instruments, Inc. *	110,189	3,029,096
		201,782,407

Software & Services 7.1%
8x8, Inc. *	249,365	3,827,753
A10 Networks, Inc.	132,382	1,959,254
ACI Worldwide, Inc. *	260,587	8,956,375
Agilysys, Inc. *	46,768	1,779,990
Alarm.com Holdings, Inc. *	104,169	7,767,882
Alkami Technology, Inc. *	63,382	972,280
Altair Engineering, Inc., Class A *	101,988	6,417,085
American Software, Inc., Class A	69,922	1,607,507
Appfolio, Inc., Class A *	41,957	4,835,964
Appian Corp. *	87,191	4,914,957
Arteris, Inc. *	10,927	161,610
Asana, Inc., Class A *	157,497	8,265,443
Avaya Holdings Corp. *	181,999	3,316,022
AvidXchange Holdings, Inc. *	54,819	567,925
Benefitfocus, Inc. *	55,375	616,878
BigCommerce Holdings, Inc. *	106,766	3,490,181
Blackbaud, Inc. *	105,706	7,202,807
Blackline, Inc. *	119,504	10,978,832
Bottomline Technologies (DE), Inc. *	99,086	5,587,460
Box, Inc., Class A *	308,034	8,048,928
Brightcove, Inc. *	90,871	856,914
BTRS Holdings, Inc. *	144,651	925,766

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cantaloupe, Inc. *	130,018	1,092,151
Cass Information Systems, Inc.	30,673	1,247,778
Cerence, Inc. *	83,351	5,291,955
ChannelAdvisor Corp. *	65,773	1,390,441
Cleanspark, Inc. *(a)	76,557	514,463
CommVault Systems, Inc. *	101,251	6,830,392
Conduent, Inc. *	368,040	1,740,829
Consensus Cloud Solutions, Inc. *	35,387	2,006,443
CoreCard Corp. *	16,178	600,204
Couchbase, Inc. *	21,252	497,934
CS Disco, Inc. *	16,588	569,300
CSG Systems International, Inc.	71,657	4,067,968
Digimarc Corp. *(a)	28,471	902,531
Digital Turbine, Inc. *	200,687	8,860,331
DigitalOcean Holdings, Inc. *	112,213	6,434,293
Domo, Inc., Class B *	62,259	2,923,683
E2open Parent Holdings, Inc. *	437,913	4,072,591
Ebix, Inc.	58,160	1,767,482
eGain Corp. *	46,724	482,659
Enfusion, Inc., Class A *	47,138	650,976
EngageSmart, Inc. *	34,731	759,220
Envestnet, Inc. *	119,866	8,862,892
EverCommerce, Inc. *	36,267	435,929
EVERTEC, Inc.	133,855	5,841,432
Evo Payments, Inc., Class A *	104,368	2,517,356
ExlService Holdings, Inc. *	72,458	8,732,638
Flywire Corp. *	138,556	3,905,894
GreenBox POS *(a)	40,092	154,354
Grid Dynamics Holdings, Inc. *	100,366	2,674,754
GTY Technology Holdings, Inc. *	73,078	369,044
I3 Verticals, Inc., Class A *	47,416	1,097,206
IBEX Holdings Ltd. *	12,767	185,377
Instructure Holdings, Inc. *(a)	27,455	634,211
Intapp, Inc. *	22,724	457,207
InterDigital, Inc.	68,347	4,717,993
International Money Express, Inc. *	71,543	1,145,403
JFrog Ltd. *	116,997	3,126,160
Kaltura, Inc. *	38,284	137,440
Limelight Networks, Inc. *	278,239	1,188,081
LivePerson, Inc. *	145,052	4,332,703
LiveRamp Holdings, Inc. *	145,570	6,499,701
Marathon Digital Holdings, Inc. *(a)	210,149	4,946,907
Maximus, Inc.	135,040	10,441,293
MeridianLink, Inc. *	27,557	534,330
MicroStrategy, Inc., Class A *	18,725	6,890,987
Mimecast Ltd. *	134,380	10,711,430
Mitek Systems, Inc. *	95,504	1,563,400
Model N, Inc. *	78,563	2,173,053
Momentive Global, Inc. *	285,895	4,897,381
MoneyGram International, Inc. *	197,746	1,734,232
ON24, Inc. *	60,098	989,213
OneSpan, Inc. *	77,865	1,250,512
PagerDuty, Inc. *	181,187	5,982,795
Paya Holdings, Inc. *	190,446	1,247,421
Perficient, Inc. *	71,877	7,534,147
Ping Identity Holding Corp. *	135,018	2,672,006
Priority Technology Holdings, Inc. *	21,956	133,053
Progress Software Corp.	97,248	4,425,756
PROS Holdings, Inc. *	87,776	2,432,273
Q2 Holdings, Inc. *	120,961	7,892,705
Qualys, Inc. *	75,314	9,650,736
Rackspace Technology, Inc. *	120,049	1,501,813
Rapid7, Inc. *	124,084	11,953,012
Rekor Systems, Inc. *	74,018	344,184
Remitly Global, Inc. *(a)	26,576	323,430
Repay Holdings Corp. *	191,198	3,420,532
Rimini Street, Inc. *	96,154	495,193
Riot Blockchain, Inc. *(a)	195,762	3,120,446
SailPoint Technologies Holding, Inc. *	201,553	7,798,086
SECURITY	NUMBER OF SHARES	VALUE ($)
Sapiens International Corp. N.V.	68,560	2,182,950
SecureWorks Corp., Class A *	21,266	313,674
ShotSpotter, Inc. *	19,028	501,768
Smith Micro Software, Inc. *	101,655	424,918
Sprout Social, Inc., Class A *	100,140	6,894,639
SPS Commerce, Inc. *	79,723	9,873,694
StarTek, Inc. *	37,837	192,590
Stronghold Digital Mining, Inc., Class A *	15,965	142,567
Sumo Logic, Inc. *	192,954	2,298,082
Telos Corp. *	89,446	1,045,624
Tenable Holdings, Inc. *	203,904	10,480,666
The Hackett Group, Inc.	53,967	1,032,928
TTEC Holdings, Inc.	40,753	3,263,908
Tucows, Inc., Class A *	21,558	1,703,082
Unisys Corp. *	145,817	2,661,160
Upland Software, Inc. *	64,462	1,263,455
Varonis Systems, Inc. *	235,913	8,790,118
Verint Systems, Inc. *	142,069	7,292,402
Veritone, Inc. *	63,950	1,008,492
Verra Mobility Corp. *	317,804	5,034,015
Viant Technology, Inc., Class A *	25,249	201,740
VirnetX Holding Corp. *	136,102	307,591
Vonage Holdings Corp. *	532,748	11,102,468
Weave Communications, Inc. *	10,114	101,140
Workiva, Inc. *	94,550	11,183,374
Xperi Holding Corp.	232,464	3,921,668
Yext, Inc. *	247,044	2,001,056
Zuora, Inc., Class A *	246,444	4,098,364
		419,155,671

Technology Hardware & Equipment 3.3%
3D Systems Corp. *	273,624	4,897,870
908 Devices, Inc. *	40,411	639,302
ADTRAN, Inc.	106,817	2,051,955
Advanced Energy Industries, Inc.	83,370	7,184,827
Aeva Technologies, Inc. *	234,113	1,224,411
Akoustis Technologies, Inc. *	105,763	639,866
Arlo Technologies, Inc. *	187,140	1,626,247
Aviat Networks, Inc. *	23,662	686,671
Avid Technology, Inc. *	80,034	2,509,866
Badger Meter, Inc.	64,580	6,533,559
Belden, Inc.	97,877	5,476,218
Benchmark Electronics, Inc.	77,403	1,868,508
CalAmp Corp. *	76,775	456,043
Calix, Inc. *	122,016	6,134,964
Cambium Networks Corp. *	23,938	578,821
Casa Systems, Inc. *	71,938	318,685
Clearfield, Inc. *	25,115	1,619,164
Comtech Telecommunications Corp.	57,042	1,159,664
Corsair Gaming, Inc. *	60,797	1,187,973
CTS Corp.	70,486	2,364,805
Daktronics, Inc. *	83,745	410,351
Diebold Nixdorf, Inc. *	159,883	1,493,307
Digi International, Inc. *	74,679	1,668,329
DZS, Inc. *	37,968	555,852
Eastman Kodak Co. *	99,817	392,281
EMCORE Corp. *	81,570	473,922
ePlus, Inc. *	58,562	2,692,095
Extreme Networks, Inc. *	279,206	3,543,124
Fabrinet *	81,680	9,242,909
FARO Technologies, Inc. *	40,470	2,197,926
Harmonic, Inc. *	200,749	2,160,059
Identiv, Inc. *	46,824	904,640
II-VI, Inc. *	233,802	14,823,047
Infinera Corp. *	406,450	3,422,309
Inseego Corp. *	186,250	849,300
Insight Enterprises, Inc. *	76,249	7,178,843
Iteris, Inc. *	95,221	378,980

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Itron, Inc. *	99,822	6,188,964
Kimball Electronics, Inc. *	53,572	1,060,190
Knowles Corp. *	196,985	4,178,052
KVH Industries, Inc. *	32,243	290,187
Luna Innovations, Inc. *	69,352	505,576
Methode Electronics, Inc.	84,008	3,698,872
MicroVision, Inc. *	363,196	1,238,498
Napco Security Technologies, Inc. *	64,082	1,332,265
NETGEAR, Inc. *	63,773	1,764,599
NetScout Systems, Inc. *	154,864	4,885,959
nLight, Inc. *	96,046	1,987,192
Novanta, Inc. *	77,926	10,761,581
OSI Systems, Inc. *	37,387	3,100,878
Ouster, Inc. *(a)	345,460	1,216,019
PAR Technology Corp. *	56,441	2,116,537
PC Connection, Inc.	24,113	1,045,299
Plantronics, Inc. *	93,685	2,496,705
Plexus Corp. *	61,610	4,776,007
Quantum Corp. *	129,346	651,904
Ribbon Communications, Inc. *	152,373	685,678
Rogers Corp. *	41,210	11,248,269
Sanmina Corp. *	139,940	5,292,531
ScanSource, Inc. *	55,421	1,728,027
Super Micro Computer, Inc. *	96,791	3,921,971
TTM Technologies, Inc. *	230,377	3,100,874
Turtle Beach Corp. *	33,406	678,810
Velodyne Lidar, Inc. *(a)	164,365	642,667
Viavi Solutions, Inc. *	528,923	8,706,073
Vishay Intertechnology, Inc.	294,687	6,102,968
Vishay Precision Group, Inc. *	27,071	867,084
		197,816,929

Telecommunication Services 0.7%
Anterix, Inc. *	26,014	1,333,478
ATN International, Inc.	24,287	963,708
Bandwidth, Inc., Class A *	51,158	3,203,002
Cogent Communications Holdings, Inc.	94,208	5,992,571
Consolidated Communications Holdings, Inc. *	162,527	1,168,569
EchoStar Corp., Class A *	82,047	1,943,693
Globalstar, Inc. *	1,339,650	1,433,426
Gogo, Inc. *(a)	130,210	1,621,115
IDT Corp., Class B *	43,919	1,648,280
Iridium Communications, Inc. *	261,298	9,375,372
Liberty Latin America Ltd., Class A *	88,721	970,608
Liberty Latin America Ltd., Class C *	341,542	3,692,069
Ooma, Inc. *	48,380	872,775
Radius Global Infrastructure, Inc., Class A *	130,763	1,799,299
Shenandoah Telecommunications Co.	106,588	2,427,009
Telephone & Data Systems, Inc.	223,534	4,425,973
Telesat Corp. *	27,804	629,761
United States Cellular Corp. *	34,094	1,043,958
		44,544,666

Transportation 1.8%
Air Transport Services Group, Inc. *	130,032	3,491,359
Allegiant Travel Co. *	33,941	6,063,899
ArcBest Corp.	55,718	4,927,700
Atlas Air Worldwide Holdings, Inc. *	63,424	5,094,850
Avis Budget Group, Inc. *	91,273	16,080,477
Costamare, Inc.	116,872	1,535,698
Covenant Logistics Group, Inc. *	26,822	582,574
Daseke, Inc. *	89,006	995,087
Eagle Bulk Shipping, Inc.	19,889	891,425
Forward Air Corp.	59,237	6,296,893
Frontier Group Holdings, Inc. *	75,651	989,515
SECURITY	NUMBER OF SHARES	VALUE ($)
Genco Shipping & Trading Ltd.	70,427	1,095,844
Hawaiian Holdings, Inc. *	111,237	1,902,153
Heartland Express, Inc.	103,749	1,552,085
Hub Group, Inc., Class A *	73,225	5,544,597
HyreCar, Inc. *	37,170	126,378
Marten Transport Ltd.	131,082	2,187,759
Matson, Inc.	91,598	8,945,461
Mesa Air Group, Inc. *	74,937	374,685
P.A.M. Transportation Services, Inc. *	7,622	532,244
Radiant Logistics, Inc. *	86,187	535,221
Safe Bulkers, Inc. *	141,194	492,767
Saia, Inc. *	58,593	16,656,818
SkyWest, Inc. *	110,434	4,213,057
Spirit Airlines, Inc. *	218,056	4,681,662
Sun Country Airlines Holdings, Inc. *	70,959	1,886,090
Universal Logistics Holdings, Inc.	16,120	274,524
US Xpress Enterprises, Inc., Class A *	61,005	275,133
Werner Enterprises, Inc.	136,367	6,080,604
Yellow Corp. *	110,170	1,150,175
		105,456,734

Utilities 2.8%
ALLETE, Inc.	115,711	7,385,833
American States Water Co.	81,628	7,528,550
Artesian Resources Corp., Class A	17,654	850,923
Avista Corp.	156,342	6,950,965
Black Hills Corp.	141,090	9,557,437
Brookfield Infrastructure Corp., Class A	136,469	9,050,624
Cadiz, Inc. *	46,823	131,573
California Water Service Group	116,355	7,224,482
Chesapeake Utilities Corp.	38,004	5,176,525
Clearway Energy, Inc., Class A	76,792	2,369,033
Clearway Energy, Inc., Class C	181,540	6,114,267
Global Water Resources, Inc.	27,990	429,926
MGE Energy, Inc.	80,522	6,234,818
Middlesex Water Co.	38,003	3,847,424
New Jersey Resources Corp.	213,572	8,587,730
Northwest Natural Holding Co.	67,123	3,177,603
NorthWestern Corp.	116,667	6,780,686
ONE Gas, Inc.	116,360	9,063,280
Ormat Technologies, Inc.	99,905	6,809,525
Otter Tail Corp.	90,567	5,741,948
PNM Resources, Inc.	189,031	8,470,479
Portland General Electric Co.	198,346	10,421,099
Pure Cycle Corp. *	42,288	542,132
SJW Group	61,221	4,215,678
South Jersey Industries, Inc.	226,998	5,679,490
Southwest Gas Holdings, Inc.	132,675	9,045,782
Spire, Inc.	111,778	7,368,406
Sunnova Energy International, Inc. *	189,494	3,725,452
The York Water Co.	28,330	1,286,749
Unitil Corp.	34,436	1,616,426
Via Renewables, Inc.	27,362	313,021
		165,697,866
Total Common Stocks (Cost $4,360,489,423)		5,912,292,128

RIGHTS 0.0% OF NET ASSETS

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	58,097
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		228,759
Total Rights (Cost $3,929)		243,642

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	83,804,048	83,804,048

Time Deposits 0.4%
DnB Bank ASA
0.01%, 02/01/22 (e)	1,058,438	1,058,438
Royal Bank of Canada
0.01%, 02/01/22 (e)	25,263,847	25,263,847
		26,322,285
Total Short-Term Investments (Cost $110,126,333)		110,126,333
Total Investments in Securities (Cost $4,470,619,685)		6,022,662,103

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/18/22	273	27,633,060	(631,291)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $81,374,451.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,679,587,354	$—	$—	$5,679,587,354
Materials	232,704,774	—	0*	232,704,774
Rights[1]
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	228,759	228,759
Short-Term Investments[1]	83,804,048	—	—	83,804,048
Time Deposits	—	26,322,285	—	26,322,285
Liabilities
Futures Contracts[2]	(631,291)	—	—	(631,291)
Total	$5,995,464,885	$26,322,285	$243,642	$6,022,030,812

*	Level 3 amount shown includes securities determined to have no value at January 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.4%
Adient plc *	37,358	1,567,915
American Axle & Manufacturing Holdings, Inc. *	41,671	339,202
Aptiv plc *	106,425	14,535,526
Arcimoto, Inc. *(a)	15,996	97,736
Autoliv, Inc.	30,830	3,053,403
BorgWarner, Inc.	94,304	4,135,230
Canoo, Inc. *(a)	57,247	350,352
Cooper-Standard Holdings, Inc. *	6,229	128,255
Dana, Inc.	58,311	1,263,016
Dorman Products, Inc. *	11,245	1,052,869
Electric Last Mile Solutions, Inc. *(a)	22,316	116,266
Faraday Future Intelligent Electric, Inc. *(a)	64,500	276,060
Fisker, Inc. *(a)	57,294	676,642
Ford Motor Co.	1,545,397	31,371,559
Fox Factory Holding Corp. *	16,637	2,213,886
Garrett Motion, Inc. *	22,121	154,847
General Motors Co. *	571,558	30,138,253
Gentex Corp.	92,447	2,902,836
Gentherm, Inc. *	13,478	1,177,842
Harley-Davidson, Inc.	59,952	2,072,541
Holley, Inc. *(a)	14,621	173,113
Horizon Global Corp. *	7,908	60,417
LCI Industries	9,951	1,225,665
Lear Corp.	23,338	3,904,914
Lordstown Motors Corp., Class A *(a)	54,888	164,664
Lucid Group, Inc. *(a)	216,721	6,369,430
Luminar Technologies, Inc. *(a)	85,128	1,246,274
Modine Manufacturing Co. *	20,348	186,184
Motorcar Parts of America, Inc. *	7,218	119,314
NII Holdings, Inc. Escrow *(b)	28,127	14,064
Patrick Industries, Inc.	9,154	589,518
QuantumScape Corp. *	97,921	1,634,301
Rivian Automotive, Inc., Class A *	61,220	4,024,603
Standard Motor Products, Inc.	7,798	373,290
Stoneridge, Inc. *	10,196	192,399
Strattec Security Corp. *	1,500	56,835
Superior Industries International, Inc. *	10,350	45,851
Tenneco, Inc., Class A *	34,329	360,454
Tesla, Inc. *	320,424	300,147,569
The Goodyear Tire & Rubber Co. *	109,700	2,274,081
Thor Industries, Inc.	22,007	2,081,642
Veoneer, Inc. *	39,636	1,395,584
Visteon Corp. *	11,122	1,128,994
Winnebago Industries, Inc.	13,384	863,536
Workhorse Group, Inc. *(a)	57,052	192,836
SECURITY	NUMBER OF SHARES	VALUE ($)
XL Fleet Corp. *	41,341	88,470
XPEL, Inc. *	6,154	383,763
		426,922,001

Banks 4.5%
1st Source Corp.	6,601	329,258
ACNB Corp.	3,797	122,985
Allegiance Bancshares, Inc.	8,531	375,620
Amalgamated Financial Corp.	7,518	127,881
Amerant Bancorp, Inc.	10,892	370,328
American National Bankshares, Inc.	4,310	162,918
Ameris Bancorp	26,153	1,289,604
Ames National Corp.	4,056	98,682
Arrow Financial Corp.	6,563	232,199
Associated Banc-Corp.	57,902	1,383,858
Atlantic Capital Bancshares, Inc. *	7,985	240,508
Atlantic Union Bankshares Corp.	30,461	1,240,372
Axos Financial, Inc. *	22,043	1,135,214
Banc of California, Inc.	20,253	391,288
BancFirst Corp.	7,987	598,626
Bank First Corp.	2,265	158,527
Bank of America Corp.	2,837,413	130,918,236
Bank of Hawaii Corp.	16,158	1,390,719
Bank of Marin Bancorp	6,982	260,359
Bank OZK	47,466	2,223,782
BankUnited, Inc.	34,952	1,459,246
Bankwell Financial Group, Inc.	3,867	130,821
Banner Corp.	13,612	845,441
Bar Harbor Bankshares	5,502	168,031
Baycom Corp. *	4,870	101,296
BCB Bancorp, Inc.	7,033	119,561
Berkshire Hills Bancorp, Inc.	19,410	574,342
Blue Foundry Bancorp *	11,584	170,053
Blue Ridge Bankshares, Inc.	5,700	103,968
BOK Financial Corp.	12,013	1,231,933
Bridgewater Bancshares, Inc. *	9,163	163,010
Broadway Financial Corp. *	15,181	28,844
Brookline Bancorp, Inc.	29,876	510,880
Business First Bancshares, Inc.	7,335	201,346
Byline Bancorp, Inc.	10,064	261,664
C&F Financial Corp.	1,200	61,404
Cadence Bank	76,348	2,379,767
California BanCorp *	2,455	54,501
Cambridge Bancorp	2,775	248,473
Camden National Corp.	5,912	293,590
Capital Bancorp, Inc.	2,904	75,039
Capital City Bank Group, Inc.	5,225	144,523
Capitol Federal Financial, Inc.	53,758	598,327
Capstar Financial Holdings, Inc.	7,423	159,223
Carter Bankshares, Inc. *	12,867	198,023
Cathay General Bancorp	29,945	1,352,316
CBTX, Inc.	7,451	219,283
Central Pacific Financial Corp.	10,865	316,171
Central Valley Community Bancorp	3,755	84,112
Chemung Financial Corp.	968	44,363

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ChoiceOne Financial Services, Inc.	2,484	64,460
Citigroup, Inc.	781,391	50,884,182
Citizens & Northern Corp.	5,947	149,389
Citizens Financial Group, Inc.	167,285	8,610,159
City Holding Co.	5,897	472,998
Civista Bancshares, Inc.	5,755	138,753
CNB Financial Corp.	7,060	188,573
Coastal Financial Corp. *	4,819	233,336
Codorus Valley Bancorp, Inc.	2,828	61,311
Colony Bankcorp, Inc.	3,982	67,097
Columbia Banking System, Inc.	30,223	1,050,854
Columbia Financial, Inc. *	17,088	361,753
Comerica, Inc.	51,718	4,798,396
Commerce Bancshares, Inc.	43,487	2,996,689
Community Bank System, Inc.	21,362	1,525,674
Community Trust Bancorp, Inc.	6,513	287,809
ConnectOne Bancorp, Inc.	14,768	472,724
CrossFirst Bankshares, Inc. *	17,386	268,788
Cullen/Frost Bankers, Inc.	22,115	3,118,436
Customers Bancorp, Inc. *	11,403	664,795
CVB Financial Corp.	50,960	1,122,649
Dime Community Bancshares, Inc.	13,235	462,696
Eagle Bancorp, Inc.	12,531	751,484
East West Bancorp, Inc.	55,557	4,796,791
Eastern Bankshares, Inc.	68,264	1,453,341
Enterprise Bancorp, Inc.	4,403	187,964
Enterprise Financial Services Corp.	15,795	782,484
Equity Bancshares, Inc., Class A	7,836	251,222
Esquire Financial Holdings, Inc. *	3,488	120,231
ESSA Bancorp, Inc.	5,910	104,312
Essent Group Ltd.	43,661	1,992,688
Evans Bancorp, Inc.	2,622	111,645
F.N.B. Corp.	134,293	1,735,066
Farmers & Merchants Bancorp, Inc.	4,577	144,587
Farmers National Banc Corp.	14,687	256,288
FB Financial Corp.	14,601	650,037
Federal Agricultural Mortgage Corp., Class C	4,048	493,046
Fidelity D&D Bancorp, Inc. (a)	1,520	79,998
Fifth Third Bancorp	268,792	11,996,187
Financial Institutions, Inc.	6,134	197,760
First BanCorp	79,325	1,154,179
First BanCorp (North Carolina)	14,206	623,785
First Bank	6,451	94,507
First Busey Corp.	21,193	590,861
First Business Financial Services, Inc.	2,369	79,788
First Capital, Inc.	1,074	42,692
First Citizens BancShares, Inc., Class A	5,258	4,096,403
First Commonwealth Financial Corp.	36,503	604,490
First Community Bankshares, Inc.	6,431	200,712
First Community Corp.	4,537	95,912
First Financial Bancorp	37,574	947,241
First Financial Bankshares, Inc.	49,905	2,345,036
First Financial Corp.	4,975	223,328
First Financial Northwest, Inc.	5,913	98,215
First Foundation, Inc.	16,623	434,691
First Hawaiian, Inc.	50,862	1,441,938
First Horizon Corp.	212,223	3,631,136
First Internet Bancorp	3,435	172,643
First Interstate BancSystem, Inc., Class A	14,266	524,275
First Merchants Corp.	20,723	879,277
First Mid Bancshares, Inc.	7,244	298,091
First Midwest Bancorp, Inc.	46,343	962,544
First Northwest Bancorp	3,416	76,143
First Republic Bank	70,458	12,230,804
First Savings Financial Group, Inc.	2,580	67,957
First Western Financial, Inc. *	2,700	88,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Five Star Bancorp	2,089	64,759
Flagstar Bancorp, Inc.	20,153	911,923
Flushing Financial Corp.	11,960	282,376
FNCB Bancorp, Inc.	8,643	76,663
FS Bancorp, Inc.	3,250	107,965
Fulton Financial Corp.	64,252	1,153,323
FVCBankcorp, Inc. *	5,939	119,968
German American Bancorp, Inc.	10,374	410,810
Glacier Bancorp, Inc.	42,998	2,232,886
Great Southern Bancorp, Inc.	4,382	260,028
Great Western Bancorp, Inc.	22,240	686,771
Guaranty Bancshares, Inc.	4,636	164,763
Hancock Whitney Corp.	35,228	1,857,220
Hanmi Financial Corp.	13,526	363,579
HarborOne Bancorp, Inc.	21,144	300,245
Hawthorn Bancshares, Inc.	3,858	98,379
HBT Financial, Inc.	4,303	80,079
Heartland Financial USA, Inc.	15,629	813,177
Heritage Commerce Corp.	22,589	281,459
Heritage Financial Corp.	15,566	377,631
Hilltop Holdings, Inc.	24,267	801,539
Home Bancorp, Inc.	3,387	131,585
Home BancShares, Inc.	59,965	1,412,775
HomeStreet, Inc.	8,248	402,090
HomeTrust Bancshares, Inc.	6,004	186,905
Hope Bancorp, Inc.	49,779	833,798
Horizon Bancorp, Inc.	14,268	304,336
Huntington Bancshares, Inc.	570,191	8,587,076
Independent Bank Corp.	18,526	1,562,668
Independent Bank Corp., Michigan	7,335	179,561
Independent Bank Group, Inc.	14,400	1,093,248
International Bancshares Corp.	20,561	864,179
Investar Holding Corp.	3,327	63,945
Investors Bancorp, Inc.	88,032	1,436,682
JPMorgan Chase & Co.	1,164,398	173,029,543
Kearny Financial Corp.	32,908	425,830
KeyCorp	365,465	9,158,553
Lakeland Bancorp, Inc.	25,893	490,154
Lakeland Financial Corp.	10,277	821,441
LCNB Corp.	4,536	90,947
Level One Bancorp, Inc.	1,409	55,825
Live Oak Bancshares, Inc.	12,688	746,816
loanDepot, Inc., Class A	7,348	34,462
Luther Burbank Corp.	6,821	87,513
M&T Bank Corp.	50,510	8,555,384
Macatawa Bank Corp.	11,932	107,865
MainStreet Bancshares, Inc. *	3,000	75,270
Mercantile Bank Corp.	5,614	215,971
Merchants Bancorp	10,608	309,223
Meridian Corp.	2,200	77,550
Meta Financial Group, Inc.	12,888	766,320
Metrocity Bankshares, Inc.	7,254	187,081
Metropolitan Bank Holding Corp. *	4,109	410,900
MGIC Investment Corp.	129,287	1,962,577
Mid Penn Bancorp, Inc.	5,299	158,175
Middlefield Banc Corp.	1,808	46,240
Midland States Bancorp, Inc.	9,792	282,695
MidWestOne Financial Group, Inc.	5,588	178,425
Mr Cooper Group, Inc. *	28,916	1,160,977
MVB Financial Corp.	4,658	186,413
National Bank Holdings Corp., Class A	12,545	569,543
National Bankshares, Inc.	2,688	96,607
NBT Bancorp, Inc.	17,646	682,547
New York Community Bancorp, Inc.	184,996	2,157,053
Nicolet Bankshares, Inc. *	4,999	465,357
NMI Holdings, Inc., Class A *	36,280	897,567
Northeast Bank	3,473	126,834
Northeast Community Bancorp, Inc.	7,802	88,163

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Northfield Bancorp, Inc.	19,213	302,797
Northrim BanCorp, Inc.	2,596	114,068
Northwest Bancshares, Inc.	50,360	710,580
Norwood Financial Corp.	3,216	89,405
OceanFirst Financial Corp.	22,818	517,969
Ocwen Financial Corp. *	3,090	113,341
OFG Bancorp	20,772	574,761
Ohio Valley Banc Corp.	2,640	77,880
Old National Bancorp	64,990	1,191,267
Old Second Bancorp, Inc.	10,602	142,385
Origin Bancorp, Inc.	9,138	390,375
Orrstown Financial Services, Inc.	4,618	114,295
Pacific Premier Bancorp, Inc.	37,748	1,443,861
PacWest Bancorp	45,994	2,135,501
Park National Corp.	5,879	796,369
Parke Bancorp, Inc.	4,518	109,426
PCB Bancorp	6,102	137,234
PCSB Financial Corp.	6,385	119,272
Peapack-Gladstone Financial Corp.	6,653	245,097
Penns Woods Bancorp, Inc.	2,250	55,080
PennyMac Financial Services, Inc.	12,693	795,851
Peoples Bancorp, Inc.	9,923	328,947
Peoples Financial Services Corp.	2,448	124,187
People's United Financial, Inc.	169,275	3,280,549
Pinnacle Financial Partners, Inc.	30,267	2,927,122
Popular, Inc.	31,435	2,803,059
Preferred Bank	5,798	452,592
Premier Financial Corp.	16,193	483,361
Primis Financial Corp.	10,278	152,731
Professional Holding Corp., Class A *	5,294	107,203
Prosperity Bancshares, Inc.	36,616	2,682,122
Provident Bancorp, Inc.	6,035	109,113
Provident Financial Services, Inc.	31,084	751,300
QCR Holdings, Inc.	5,706	325,470
Radian Group, Inc.	71,734	1,606,124
RBB Bancorp	6,159	166,231
Red River Bancshares, Inc.	1,976	102,693
Regions Financial Corp.	375,452	8,612,869
Renasant Corp.	21,908	805,776
Republic Bancorp, Inc., Class A	3,903	191,325
Republic First Bancorp, Inc. *	17,184	73,891
Richmond Mutual BanCorp., Inc.	4,348	70,003
Riverview Bancorp, Inc.	11,437	86,349
Rocket Cos., Inc., Class A	50,904	643,427
S&T Bancorp, Inc.	15,960	491,728
Sandy Spring Bancorp, Inc.	18,552	877,695
Seacoast Banking Corp. of Florida	23,023	840,339
ServisFirst Bancshares, Inc.	19,112	1,622,035
Shore Bancshares, Inc.	7,388	145,839
Sierra Bancorp	5,893	156,341
Signature Bank	23,804	7,251,413
Silvergate Capital Corp., Class A *	11,595	1,249,245
Simmons First National Corp., Class A	46,133	1,319,404
SmartFinancial, Inc.	5,999	160,833
South Plains Financial, Inc.	6,076	175,779
Southern First Bancshares, Inc. *	2,701	158,279
Southern Missouri Bancorp, Inc.	3,020	167,006
Southside Bancshares, Inc.	13,664	572,522
SouthState Corp.	27,399	2,312,750
Spirit of Texas Bancshares, Inc.	5,614	156,294
Sterling Bancorp	75,343	1,980,767
Stock Yards Bancorp, Inc.	9,696	577,688
Summit Financial Group, Inc.	3,433	95,849
SVB Financial Group *	23,123	13,501,520
Synovus Financial Corp.	57,315	2,851,994
Territorial Bancorp, Inc.	4,386	108,510
Texas Capital Bancshares, Inc. *	20,625	1,293,187
TFS Financial Corp.	19,389	336,981
SECURITY	NUMBER OF SHARES	VALUE ($)
The Bancorp, Inc. *	21,989	655,712
The Bank of Princeton	3,328	100,972
The Community Financial Corp.	1,951	77,260
The First BanCorp, Inc.	3,885	124,864
The First Bancshares, Inc.	7,804	281,490
The First of Long Island Corp.	9,143	200,323
The Hingham Institution For Savings	701	271,869
The PNC Financial Services Group, Inc.	166,386	34,273,852
Timberland Bancorp, Inc.	4,336	120,454
Tompkins Financial Corp.	5,232	416,258
Towne Bank	26,093	818,798
TriCo Bancshares	11,458	498,079
TriState Capital Holdings, Inc. *	10,371	327,620
Triumph Bancorp, Inc. *	9,306	814,089
Truist Financial Corp.	525,472	33,010,151
TrustCo Bank Corp.	9,094	308,287
Trustmark Corp.	26,025	847,894
U.S. Bancorp	531,132	30,906,571
UMB Financial Corp.	17,070	1,680,541
Umpqua Holdings Corp.	86,074	1,745,581
Union Bankshares, Inc.	1,200	37,260
United Bankshares, Inc.	53,013	1,872,949
United Community Banks, Inc.	41,466	1,467,482
Univest Financial Corp.	11,205	337,607
UWM Holdings Corp. (a)	36,026	186,254
Valley National Bancorp	157,900	2,197,968
Velocity Financial, Inc. *	3,730	47,968
Veritex Holdings, Inc.	20,134	808,380
Virginia National Bankshares Corp.	2,875	104,650
Walker & Dunlop, Inc.	11,624	1,539,134
Washington Federal, Inc.	26,538	929,361
Washington Trust Bancorp, Inc.	6,472	369,422
Waterstone Financial, Inc.	11,467	234,156
Webster Financial Corp.	35,355	2,008,518
Wells Fargo & Co.	1,570,605	84,498,549
WesBanco, Inc.	25,094	890,586
West Bancorp, Inc.	6,313	186,360
Westamerica Bancorp	10,218	593,461
Western Alliance Bancorp	40,829	4,049,829
Western New England Bancorp, Inc.	10,349	93,969
Wintrust Financial Corp.	22,259	2,182,940
WSFS Financial Corp.	27,061	1,417,455
Zions Bancorp NA	61,126	4,145,565
		817,820,061

Capital Goods 5.8%
3M Co.	226,881	37,666,784
A.O. Smith Corp.	52,388	4,003,491
AAON, Inc.	16,347	1,050,295
AAR Corp. *	14,432	581,177
Acuity Brands, Inc.	13,595	2,603,850
Advanced Drainage Systems, Inc.	22,226	2,513,538
Advent Technologies Holdings, Inc. *(a)	14,101	59,788
AECOM	57,165	3,951,816
Aerojet Rocketdyne Holdings, Inc.	30,309	1,169,624
AeroVironment, Inc. *	9,225	525,087
AerSale Corp. *	2,946	41,922
AGCO Corp.	24,095	2,823,934
AgEagle Aerial Systems, Inc. *	34,491	41,389
Agrify Corp. *(a)	6,729	41,653
Air Lease Corp.	41,667	1,658,763
Alamo Group, Inc.	4,240	597,204
Albany International Corp., Class A	12,501	1,046,459
Allegion plc	35,321	4,334,946
Allied Motion Technologies, Inc.	5,231	187,531
Allison Transmission Holdings, Inc.	41,264	1,567,619

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alpha Pro Tech Ltd. *	4,213	19,633
Alta Equipment Group, Inc. *	12,019	163,819
Altra Industrial Motion Corp.	26,355	1,272,419
Ameresco, Inc., Class A *	12,448	629,993
American Superconductor Corp. *	9,332	76,522
American Woodmark Corp. *	6,339	379,896
AMETEK, Inc.	90,909	12,433,624
API Group Corp. *	76,671	1,709,763
Apogee Enterprises, Inc.	11,020	492,043
Applied Industrial Technologies, Inc.	15,114	1,480,870
Archer Aviation, Inc., Class A *	44,717	140,859
Arcosa, Inc.	19,870	927,134
Argan, Inc.	6,506	241,698
Armstrong World Industries, Inc.	18,503	1,832,167
Array Technologies, Inc. *	46,922	494,558
Astec Industries, Inc.	9,069	573,977
Astra Space, Inc. *(a)	47,686	227,939
Astronics Corp. *	9,549	114,874
Atkore, Inc. *	17,950	1,934,651
Axon Enterprise, Inc. *	26,119	3,654,832
AZZ, Inc.	10,075	479,369
Babcock & Wilcox Enterprises, Inc. *	19,797	140,559
Barnes Group, Inc.	17,834	805,562
Beacon Roofing Supply, Inc. *	21,754	1,193,642
Beam Global *(a)	3,328	43,863
Berkshire Grey, Inc. *	16,368	56,633
BitNile Holdings, Inc. *	11,756	11,051
Blink Charging Co. *(a)	13,796	288,474
Bloom Energy Corp., Class A *	57,743	870,764
Blue Bird Corp. *	6,024	93,432
BlueLinx Holdings, Inc. *	3,850	275,814
Boise Cascade Co.	15,688	1,101,611
Builders FirstSource, Inc. *	75,068	5,103,873
BWX Technologies, Inc.	36,357	1,618,250
Byrna Technologies, Inc. *	5,967	65,100
Cadre Holdings, Inc.	2,400	52,392
Carlisle Cos., Inc.	20,499	4,580,297
Carrier Global Corp.	341,233	16,269,989
Caterpillar, Inc.	213,008	42,933,893
ChargePoint Holdings, Inc. *	67,739	938,185
Chart Industries, Inc. *	13,984	1,704,230
CIRCOR International, Inc. *	7,526	208,997
Colfax Corp. *	53,000	2,179,360
Columbus McKinnon Corp.	10,997	475,950
Comfort Systems USA, Inc.	14,274	1,281,520
Commercial Vehicle Group, Inc. *	13,417	103,848
Concrete Pumping Holdings, Inc. *	13,082	107,403
Construction Partners, Inc., Class A *	14,158	371,506
Core & Main, Inc., Class A *	22,359	537,734
Cornerstone Building Brands, Inc. *	21,134	311,727
Crane Co.	19,520	2,020,515
CSW Industrials, Inc.	6,674	740,814
Cummins, Inc.	56,277	12,430,464
Curtiss-Wright Corp.	15,814	2,099,941
Custom Truck One Source, Inc. *(a)	20,729	170,392
Deere & Co.	111,093	41,815,405
Desktop Metal, Inc., Class A *	70,455	288,161
Donaldson Co., Inc.	48,422	2,695,169
Douglas Dynamics, Inc.	8,714	318,322
Dover Corp.	56,576	9,612,828
Ducommun, Inc. *	4,035	176,531
DXP Enterprises, Inc. *	8,428	240,619
Dycom Industries, Inc. *	11,639	981,051
Eaton Corp. plc	156,860	24,851,330
EMCOR Group, Inc.	21,158	2,522,245
Emerson Electric Co.	235,452	21,649,811
Encore Wire Corp.	8,057	907,943
Energous Corp. *	37,690	44,474
Energy Recovery, Inc. *	14,554	284,967
SECURITY	NUMBER OF SHARES	VALUE ($)
Enerpac Tool Group Corp.	24,373	435,058
EnerSys	16,600	1,243,838
Enovix Corp. *	39,441	635,395
EnPro Industries, Inc.	8,523	895,085
Eos Energy Enterprises, Inc. *	16,536	68,459
ESCO Technologies, Inc.	10,544	841,200
ESS Tech, Inc. *(a)	19,755	107,665
EVI Industries, Inc. *	1,588	35,111
Evoqua Water Technologies Corp. *	47,363	1,918,202
Fastenal Co.	226,056	12,812,854
Federal Signal Corp.	23,693	924,501
Flowserve Corp.	51,889	1,692,619
Fluence Energy, Inc. *	13,130	245,531
Fluor Corp. *	56,115	1,180,660
Fortive Corp.	141,009	9,946,775
Fortune Brands Home & Security, Inc.	53,595	5,047,041
Franklin Electric Co., Inc.	15,234	1,322,311
FTC Solar, Inc. *	7,870	33,211
FuelCell Energy, Inc. *	141,068	598,128
Gates Industrial Corp. plc *	38,433	594,559
GATX Corp.	14,201	1,483,294
Generac Holdings, Inc. *	24,981	7,054,135
General Dynamics Corp.	91,154	19,333,763
General Electric Co.	432,811	40,891,983
Gibraltar Industries, Inc. *	12,898	706,810
Global Industrial Co.	7,633	266,850
GMS, Inc. *	16,618	850,509
Graco, Inc.	66,946	4,857,602
GrafTech International Ltd.	82,134	860,764
Granite Construction, Inc.	18,554	667,573
Great Lakes Dredge & Dock Corp. *	25,323	346,672
Griffon Corp.	19,214	430,201
H&E Equipment Services, Inc.	13,285	553,055
HEICO Corp.	16,941	2,310,583
HEICO Corp., Class A	29,434	3,228,910
Helios Technologies, Inc.	12,936	991,286
Herc Holdings, Inc.	9,785	1,570,003
Hexcel Corp. *	33,305	1,737,522
Hillenbrand, Inc.	28,396	1,319,846
Hillman Solutions Corp. *	38,631	346,520
Honeywell International, Inc.	271,119	55,438,413
Howmet Aerospace, Inc.	151,084	4,697,202
Hubbell, Inc.	21,481	4,023,177
Huntington Ingalls Industries, Inc.	15,847	2,966,558
Hurco Cos., Inc.	3,214	103,523
Huttig Building Products, Inc. *	8,502	77,538
Hydrofarm Holdings Group, Inc. *	13,508	264,892
Hyliion Holdings Corp. *(a)	43,572	193,895
Hyster-Yale Materials Handling, Inc.	3,600	161,604
Hyzon Motors, Inc. *(a)	34,280	174,142
Ideal Power, Inc. *	3,238	30,340
IDEX Corp.	29,869	6,434,977
IES Holdings, Inc. *	3,807	187,685
Illinois Tool Works, Inc.	112,411	26,295,181
Infrastructure and Energy Alternatives, Inc. *	11,142	100,501
Ingersoll Rand, Inc.	160,126	9,000,682
INNOVATE Corp. *	23,119	90,858
Insteel Industries, Inc.	7,172	271,317
ITT, Inc.	33,522	3,081,342
Janus International Group, Inc. *	21,097	223,628
JELD-WEN Holding, Inc. *	34,891	823,428
John Bean Technologies Corp.	12,504	1,688,040
Johnson Controls International plc	278,820	20,261,849
Kadant, Inc.	4,683	978,653
Kaman Corp.	12,157	485,915
Kennametal, Inc.	33,624	1,162,382

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	49,013	821,458
KULR Technology Group, Inc. *(a)	32,998	74,246
L.B. Foster Co., Class A *	3,200	48,384
L3Harris Technologies, Inc.	77,157	16,148,189
Lawson Products, Inc. *	4,091	199,068
Lennox International, Inc.	13,317	3,776,968
Lightning eMotors, Inc. *	12,049	54,341
Lincoln Electric Holdings, Inc.	23,274	2,975,348
Lindsay Corp.	4,610	582,013
LiqTech International, Inc. *(a)	5,399	30,828
Lockheed Martin Corp.	96,623	37,598,908
LSI Industries, Inc.	8,731	64,959
Markforged Holding Corp. *	26,794	126,736
Masco Corp.	96,423	6,106,469
Masonite International Corp. *	9,341	927,001
MasTec, Inc. *	22,857	1,968,673
Matrix Service Co. *	10,847	78,749
Maxar Technologies, Inc.	29,232	760,324
Mayville Engineering Co., Inc. *	3,327	38,161
McGrath RentCorp	9,768	744,419
Mercury Systems, Inc. *	22,466	1,278,765
Meritor, Inc. *	27,423	632,100
Microvast Holdings, Inc. *(a)	97,472	539,995
Miller Industries, Inc.	4,490	141,300
Momentus, Inc. *(a)	21,399	77,036
Moog, Inc., Class A	11,760	896,582
MRC Global, Inc. *	22,113	163,857
MSC Industrial Direct Co., Inc., Class A	18,397	1,501,931
Mueller Industries, Inc.	22,783	1,176,970
Mueller Water Products, Inc., Class A	65,395	840,326
MYR Group, Inc. *	7,054	663,288
National Presto Industries, Inc.	2,089	171,820
Nikola Corp. *(a)	83,031	666,739
NN, Inc. *	15,065	57,398
Nordson Corp.	21,346	4,963,799
Northrop Grumman Corp.	58,634	21,688,717
Northwest Pipe Co. *	4,179	118,558
NOW, Inc. *	46,130	410,096
Nuvve Holding Corp. *(a)	5,571	37,103
NV5 Global, Inc. *	4,845	506,739
nVent Electric plc	66,222	2,290,619
Ocean Power Technologies, Inc. *(a)	12,445	14,063
Omega Flex, Inc.	1,422	201,867
Orbital Energy Group, Inc. *(a)	25,895	43,763
Orion Energy Systems, Inc. *	9,048	29,135
Orion Group Holdings, Inc. *	8,139	26,045
Oshkosh Corp.	27,019	3,075,032
Otis Worldwide Corp.	166,951	14,262,624
Owens Corning	39,642	3,516,245
PACCAR, Inc.	136,417	12,685,417
PAE, Inc. *	24,377	244,014
Park Aerospace Corp.	10,896	147,423
Parker-Hannifin Corp.	50,876	15,772,069
Park-Ohio Holdings Corp.	3,600	72,864
Parsons Corp. *	10,826	329,652
Pentair plc	65,177	4,151,775
PGT Innovations, Inc. *	25,701	488,062
Plug Power, Inc. *	205,908	4,503,208
Powell Industries, Inc.	4,706	140,521
Preformed Line Products Co.	1,000	60,640
Primoris Services Corp.	21,195	545,135
Proterra, Inc. *(a)	75,070	593,804
Proto Labs, Inc. *	10,595	531,657
Quanex Building Products Corp.	15,379	335,108
Quanta Services, Inc.	55,928	5,744,924
Raytheon Technologies Corp.	589,440	53,161,594
RBC Bearings, Inc. *	11,301	2,039,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Regal Rexnord Corp.	26,765	4,241,717
Resideo Technologies, Inc. *	56,148	1,391,347
REV Group, Inc.	13,252	177,974
Rocket Lab USA, Inc. *	55,280	499,731
Rockwell Automation, Inc.	45,625	13,195,663
Romeo Power, Inc. *(a)	33,185	78,317
Roper Technologies, Inc.	41,517	18,149,572
Rush Enterprises, Inc., Class A	17,229	910,036
Rush Enterprises, Inc., Class B	2,625	133,193
Sarcos Technology and Robotics Corp. *(a)	22,544	130,755
Sensata Technologies Holding plc *	63,137	3,621,538
Shoals Technologies Group, Inc., Class A *	40,821	688,242
Simpson Manufacturing Co., Inc.	17,274	1,948,334
SiteOne Landscape Supply, Inc. *	17,533	3,158,044
Snap-on, Inc.	21,076	4,389,077
Spirit AeroSystems Holdings, Inc., Class A	41,220	1,806,673
SPX Corp. *	18,132	946,128
SPX FLOW, Inc.	16,139	1,391,182
Standex International Corp.	5,054	502,115
Stanley Black & Decker, Inc.	64,083	11,192,096
Stem, Inc. *	51,872	636,988
Sterling Construction Co., Inc. *	11,440	290,690
Sunrun, Inc. *	82,771	2,146,252
Sunworks, Inc. *	8,821	20,200
Tecnoglass, Inc.	9,485	195,391
Tennant Co.	7,027	542,274
Terex Corp.	27,676	1,154,643
Textron, Inc.	87,065	5,925,644
The AZEK Co., Inc. *	43,614	1,440,570
The Boeing Co. *	217,885	43,629,292
The Eastern Co.	3,338	79,678
The Gorman-Rupp Co.	9,748	390,992
The Greenbrier Cos., Inc.	13,417	541,510
The Manitowoc Co., Inc. *	15,925	290,631
The Middleby Corp. *	21,764	4,030,693
The Shyft Group, Inc.	13,156	551,763
The Timken Co.	26,972	1,801,730
The Toro Co.	41,758	4,032,988
Thermon Group Holdings, Inc. *	14,218	243,839
Titan International, Inc. *	18,640	181,740
Titan Machinery, Inc. *	7,620	234,696
TPI Composites, Inc. *	14,248	171,973
Trane Technologies plc	93,418	16,170,656
Transcat, Inc. *	2,925	277,612
TransDigm Group, Inc. *	20,643	12,720,010
Trex Co., Inc. *	45,156	4,130,419
Trinity Industries, Inc.	32,522	934,357
Triton International Ltd.	25,976	1,569,470
Triumph Group, Inc. *	27,104	493,835
Tutor Perini Corp. *	16,006	190,471
Twin Disc, Inc. *	3,405	39,192
UFP Industries, Inc.	24,370	1,946,188
United Rentals, Inc. *	28,479	9,116,698
Univar Solutions, Inc. *	66,123	1,752,260
Valmont Industries, Inc.	8,376	1,819,518
Vectrus, Inc. *	4,452	204,837
Velo3D, Inc. *(a)	23,266	150,066
Veritiv Corp. *	5,354	498,350
Vertiv Holdings Co.	120,492	2,513,463
Vicor Corp. *	8,547	806,239
View, Inc. *(a)	23,483	61,760
Virgin Galactic Holdings, Inc. *(a)	70,886	652,151
W.W. Grainger, Inc.	17,042	8,437,665
Wabash National Corp.	19,725	387,005
Watsco, Inc.	12,969	3,664,521

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Watts Water Technologies, Inc., Class A	10,764	1,649,152
Welbilt, Inc. *	51,196	1,215,905
WESCO International, Inc. *	17,473	2,129,784
Westinghouse Air Brake Technologies Corp.	73,566	6,540,017
Westwater Resources, Inc. *	9,561	19,218
Williams Industrial Services Group, Inc. *	7,962	15,526
WillScot Mobile Mini Holdings Corp. *	87,440	3,238,778
Woodward, Inc.	25,271	2,786,633
Xos, Inc. *	22,000	50,600
Xylem, Inc.	70,745	7,429,640
Zurn Water Solutions Corp.	46,982	1,434,830
		1,039,725,806

Commercial & Professional Services 1.1%
ABM Industries, Inc.	27,036	1,127,131
Acacia Research Corp. *	22,984	103,428
ACCO Brands Corp.	44,176	359,593
ACV Auctions, Inc., Class A *	35,907	476,127
ADT, Inc.	54,846	416,281
Alight, Inc., Class A *	99,323	959,460
Aqua Metals, Inc. *	23,651	24,360
ARC Document Solutions, Inc.	19,042	62,648
Aris Water Solution, Inc., Class A	7,500	86,775
ASGN, Inc. *	20,267	2,328,070
Atlas Technical Consultants, Inc. *	9,570	92,925
Aurora Innovation, Inc. *(a)	98,981	487,976
Barrett Business Services, Inc.	3,084	197,376
BGSF, Inc.	5,301	72,147
BlackSky Technology, Inc. *	21,423	60,627
Booz Allen Hamilton Holding Corp.	52,824	4,053,185
Brady Corp., Class A	19,610	1,018,151
BrightView Holdings, Inc. *	21,214	281,510
CACI International, Inc., Class A *	9,226	2,283,066
Casella Waste Systems, Inc., Class A *	20,022	1,521,271
CBIZ, Inc. *	21,051	813,200
CECO Environmental Corp. *	14,190	89,539
Charah Solutions, Inc. *	11,089	58,217
Cimpress plc *	8,080	543,138
Cintas Corp.	34,545	13,525,404
Clarivate plc *	144,854	2,384,297
Clean Harbors, Inc. *	19,444	1,799,542
Copart, Inc. *	83,933	10,848,340
CoreCivic, Inc. *	45,253	457,508
CoStar Group, Inc. *	155,359	10,899,987
CRA International, Inc.	2,770	235,616
Deluxe Corp.	16,881	508,118
DLH Holdings Corp. *	3,968	74,440
Driven Brands Holdings, Inc. *	21,293	601,527
Dun & Bradstreet Holdings, Inc. *	60,277	1,209,157
Ennis, Inc.	10,997	208,173
Equifax, Inc.	48,038	11,517,591
Exponent, Inc.	20,518	1,948,800
First Advantage Corp. *	15,762	266,693
Forrester Research, Inc. *	4,362	239,997
Franklin Covey Co. *	4,428	207,275
FTI Consulting, Inc. *	13,706	1,998,472
Harsco Corp. *	30,582	480,137
Healthcare Services Group, Inc.	30,421	553,358
Heidrick & Struggles International, Inc.	7,278	318,558
Heritage-Crystal Clean, Inc. *	7,053	201,786
Hill International, Inc. *	27,687	56,205
SECURITY	NUMBER OF SHARES	VALUE ($)
HireRight Holdings Corp. *	8,556	116,362
HNI Corp.	17,833	747,916
Huron Consulting Group, Inc. *	8,402	370,696
IAA, Inc. *	52,870	2,428,319
ICF International, Inc.	6,959	656,860
IHS Markit Ltd.	157,035	18,340,118
Insperity, Inc.	13,943	1,499,291
Interface, Inc.	23,118	306,545
Jacobs Engineering Group, Inc.	51,214	6,667,038
KAR Auction Services, Inc. *	49,112	698,373
KBR, Inc.	54,709	2,374,371
Kelly Services, Inc., Class A	16,321	278,763
Kforce, Inc.	8,027	551,214
Kimball International, Inc., Class B	14,978	147,084
Korn Ferry	21,209	1,407,853
LegalZoom.com, Inc. *	7,386	117,290
Leidos Holdings, Inc.	55,357	4,951,684
ManpowerGroup, Inc.	21,561	2,261,102
ManTech International Corp., Class A	11,118	803,164
Matthews International Corp., Class A	13,870	487,114
MillerKnoll, Inc.	29,203	1,127,820
Mistras Group, Inc. *	7,028	47,228
Montrose Environmental Group, Inc. *	10,253	469,280
MSA Safety, Inc.	14,152	1,944,485
Nielsen Holdings plc	140,954	2,658,392
Performant Financial Corp. *	14,263	31,236
Pitney Bowes, Inc.	64,043	394,505
Quad Graphics, Inc. *	9,800	43,512
Red Violet, Inc. *	5,306	142,148
Republic Services, Inc.	82,243	10,499,141
Resources Connection, Inc.	11,300	196,959
Robert Half International, Inc.	43,927	4,975,172
Rollins, Inc.	88,625	2,734,081
RR Donnelley & Sons Co. *	28,845	317,872
Science Applications International Corp.	22,398	1,837,308
Skillsoft Corp. *(a)	26,828	199,064
SP Plus Corp. *	8,482	239,023
Spire Global, Inc. *	38,120	94,919
Steelcase, Inc., Class A	35,546	438,638
Stericycle, Inc. *	36,682	2,154,701
Sterling Check Corp. *	5,532	110,695
Tetra Tech, Inc.	21,399	2,978,527
The Brink's Co.	19,550	1,364,199
The GEO Group, Inc. *	52,634	354,227
TransUnion	75,439	7,779,270
TriNet Group, Inc. *	16,020	1,364,904
TrueBlue, Inc. *	15,831	421,105
U.S. Ecology, Inc. *	14,161	404,721
UniFirst Corp.	6,133	1,165,822
Upwork, Inc. *	48,449	1,317,813
Verisk Analytics, Inc.	63,410	12,436,603
Viad Corp. *	8,115	305,692
Vidler Water Resouces, Inc. *	7,559	88,969
VSE Corp.	3,786	195,282
Waste Management, Inc.	151,433	22,781,580
Willdan Group, Inc. *	4,309	135,561
		207,018,793

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	13,529	631,804
Allbirds, Inc., Class A *(a)	8,000	98,880
American Outdoor Brands, Inc. *	6,310	104,620
AMMO, Inc. *(a)	29,714	137,873
Aterian, Inc. *	25,581	82,882
Bassett Furniture Industries, Inc.	3,697	68,616

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Beazer Homes USA, Inc. *	12,288	224,133
Brunswick Corp.	30,395	2,759,562
Callaway Golf Co. *	47,500	1,133,350
Capri Holdings Ltd. *	59,400	3,568,158
Carter's, Inc.	16,829	1,567,117
Cavco Industries, Inc. *	3,464	933,340
Century Communities, Inc.	12,007	790,661
Clarus Corp.	9,942	223,993
Columbia Sportswear Co.	13,746	1,276,591
Cricut, Inc., Class A *(a)	14,353	283,902
Crocs, Inc. *	23,091	2,369,598
D.R. Horton, Inc.	128,104	11,429,439
Deckers Outdoor Corp. *	10,858	3,477,057
Delta Apparel, Inc. *	1,907	57,591
Dream Finders Homes, Inc., Class A *(a)	7,252	135,177
Escalade, Inc.	3,955	56,557
Ethan Allen Interiors, Inc.	8,881	223,890
Flexsteel Industries, Inc.	2,656	66,161
Fossil Group, Inc. *	18,877	209,346
Garmin Ltd.	59,795	7,439,694
Genius Brands International, Inc. *(a)	106,285	93,499
G-III Apparel Group Ltd. *	16,742	454,880
GoPro, Inc., Class A *	47,986	425,156
Green Brick Partners, Inc. *	18,657	441,798
Hanesbrands, Inc.	137,141	2,207,970
Hasbro, Inc.	50,917	4,708,804
Hayward Holdings, Inc. *	18,064	355,680
Helen of Troy Ltd. *	9,426	1,973,145
Hooker Furnishings Corp.	5,242	115,534
Hovnanian Enterprises, Inc., Class A *	2,021	195,795
Installed Building Products, Inc.	9,298	1,030,125
iRobot Corp. *	10,794	707,223
JAKKS Pacific, Inc. *	3,907	34,382
Johnson Outdoors, Inc., Class A	2,877	259,563
KB Home	33,928	1,433,458
Kontoor Brands, Inc.	19,047	938,827
Koss Corp. *	1,602	13,361
Lakeland Industries, Inc. *	3,608	75,840
Latham Group, Inc. *	10,139	169,119
La-Z-Boy, Inc.	18,743	688,056
Legacy Housing Corp. *	5,786	143,261
Leggett & Platt, Inc.	52,563	2,094,636
Lennar Corp., Class A	111,625	10,728,279
Levi Strauss & Co., Class A	37,197	815,730
LGI Homes, Inc. *	8,373	1,042,522
Lifetime Brands, Inc.	5,000	77,500
Lululemon Athletica, Inc. *	46,537	15,532,189
M.D.C. Holdings, Inc.	22,339	1,132,364
M/I Homes, Inc. *	11,656	617,651
Malibu Boats, Inc., Class A *	8,940	587,000
MasterCraft Boat Holdings, Inc. *	6,845	174,068
Mattel, Inc. *	137,604	2,878,676
Meritage Homes Corp. *	14,776	1,507,595
Mohawk Industries, Inc. *	21,448	3,385,996
Movado Group, Inc.	6,936	257,118
Nautilus, Inc. *	11,457	58,431
Newell Brands, Inc.	149,442	3,468,549
NIKE, Inc., Class B	503,331	74,528,221
NVR, Inc. *	1,290	6,872,114
Oxford Industries, Inc.	6,691	551,272
Peloton Interactive, Inc., Class A *	117,296	3,205,700
PLBY Group, Inc. *	8,521	135,399
Polaris, Inc.	22,352	2,516,612
PulteGroup, Inc.	99,471	5,241,127
Purple Innovation, Inc. *	21,057	175,194
PVH Corp.	28,336	2,692,203
Ralph Lauren Corp.	19,429	2,153,510
SECURITY	NUMBER OF SHARES	VALUE ($)
Rocky Brands, Inc.	2,734	116,961
Skechers U.S.A., Inc., Class A *	52,661	2,211,762
Skyline Champion Corp. *	20,582	1,385,992
Smith & Wesson Brands, Inc.	17,363	296,560
Snap One Holdings Corp. *	5,366	100,934
Solo Brands, Inc., Class A *(a)	6,000	66,960
Sonos, Inc. *	48,611	1,225,969
Steven Madden Ltd.	30,371	1,249,463
Sturm, Ruger & Co., Inc.	6,545	440,020
Superior Group of Cos., Inc.	5,398	110,281
Tapestry, Inc.	108,184	4,105,583
Taylor Morrison Home Corp. *	48,951	1,502,306
Tempur Sealy International, Inc.	76,218	3,034,239
The Lovesac Co. *	5,293	285,028
Toll Brothers, Inc.	44,872	2,646,102
TopBuild Corp. *	12,902	3,001,650
Traeger, Inc. *	8,943	91,129
Tri Pointe Homes, Inc. *	43,642	1,039,116
Tupperware Brands Corp. *	19,332	298,099
Under Armour, Inc., Class A *	75,176	1,415,564
Under Armour, Inc., Class C *	84,191	1,346,214
Unifi, Inc. *	5,771	109,707
Universal Electronics, Inc. *	5,443	193,172
Vera Bradley, Inc. *	9,821	80,434
VF Corp.	128,524	8,381,050
Vinco Ventures, Inc. *(a)	37,466	123,263
Vista Outdoor, Inc. *	22,547	869,863
Vizio Holding Corp., Class A *(a)	14,076	202,413
VOXX International Corp. *	5,522	61,018
Vuzix Corp. *(a)	21,146	138,083
Weber, Inc., Class A (a)	6,753	73,203
Whirlpool Corp.	23,874	5,018,076
Wolverine World Wide, Inc.	33,972	899,918
YETI Holdings, Inc. *	34,065	2,233,983
		242,599,239

Consumer Services 2.2%
2U, Inc. *	30,895	498,645
Accel Entertainment, Inc. *	23,774	299,790
Adtalem Global Education, Inc. *	20,221	594,902
Airbnb, Inc., Class A *	136,781	21,060,171
American Public Education, Inc. *	7,053	150,864
Aramark	100,800	3,456,432
Aspen Group, Inc. *	11,561	25,897
Bally's Corp. *	11,571	413,548
BBQ Holdings, Inc. *	3,893	56,643
BJ's Restaurants, Inc. *	8,683	261,271
Bloomin' Brands, Inc. *	30,396	617,951
Bluegreen Vacations Holding Corp. *	5,011	150,180
Booking Holdings, Inc. *	16,167	39,708,254
Boyd Gaming Corp. *	32,109	1,909,201
Bright Horizons Family Solutions, Inc. *	23,937	3,073,750
Brinker International, Inc. *	17,379	577,157
BurgerFi International, Inc. *	5,891	31,753
Caesars Entertainment, Inc. *	84,235	6,413,653
Carnival Corp. *	316,177	6,263,466
Carriage Services, Inc.	6,707	337,496
Century Casinos, Inc. *	9,063	90,177
Chegg, Inc. *	58,394	1,545,689
Chipotle Mexican Grill, Inc. *	11,064	16,436,457
Choice Hotels International, Inc.	12,929	1,854,019
Churchill Downs, Inc.	13,603	2,860,711
Chuy's Holdings, Inc. *	7,554	190,436
Coursera, Inc. *	32,516	660,400
Cracker Barrel Old Country Store, Inc.	9,380	1,117,533
Darden Restaurants, Inc.	51,262	7,170,016

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dave & Buster's Entertainment, Inc. *	15,091	540,107
Del Taco Restaurants, Inc.	16,474	205,431
Denny's Corp. *	27,041	419,136
Dine Brands Global, Inc.	6,593	447,335
Domino’s Pizza, Inc.	14,283	6,493,766
DraftKings, Inc., Class A *	132,800	2,933,552
Drive Shack, Inc. *	31,442	44,019
Duolingo, Inc. *(a)	2,167	216,722
Dutch Bros, Inc., Class A *(a)	9,145	476,912
El Pollo Loco Holdings, Inc. *	9,086	121,207
Esports Entertainment Group, Inc. *	4,741	14,413
European Wax Center, Inc., Class A *	6,115	149,451
Everi Holdings, Inc. *	36,286	717,374
Expedia Group, Inc. *	57,632	10,563,369
F45 Training Holdings, Inc. *(a)	8,104	101,381
Fiesta Restaurant Group, Inc. *	9,485	89,823
First Watch Restaurant Group, Inc. *	4,000	60,160
Frontdoor, Inc. *	33,738	1,224,689
Full House Resorts, Inc. *	15,255	134,702
GAN Ltd. *	15,594	107,443
Golden Entertainment, Inc. *	8,135	365,912
Golden Nugget Online Gaming, Inc. *	16,581	133,311
Graham Holdings Co., Class B	1,566	931,958
Grand Canyon Education, Inc. *	15,425	1,290,764
H&R Block, Inc.	70,143	1,603,469
Hall of Fame Resort & Entertainment Co. *(a)	18,399	21,343
Hilton Grand Vacations, Inc. *	34,655	1,693,243
Hilton Worldwide Holdings, Inc. *	109,856	15,941,204
Houghton Mifflin Harcourt Co. *	48,721	877,465
Hyatt Hotels Corp., Class A *	19,566	1,792,441
Inspired Entertainment, Inc. *	10,938	141,100
Jack in the Box, Inc.	9,049	823,911
Krispy Kreme, Inc. (a)	11,318	169,657
Kura Sushi USA, Inc., Class A *	1,489	68,717
Las Vegas Sands Corp. *	135,326	5,927,279
Laureate Education, Inc., Class A	38,696	489,504
Life Time Group Holdings, Inc. *	14,741	221,410
Lincoln Educational Services Corp. *	10,364	70,993
Lindblad Expeditions Holdings, Inc. *	13,166	222,110
Lottery.com, Inc. *	13,000	57,980
Marriott International, Inc., Class A *	107,818	17,371,636
Marriott Vacations Worldwide Corp.	16,699	2,711,584
McDonald’s Corp.	294,339	76,366,254
Membership Collective Group, Inc., Class A *	11,814	104,790
MGM Resorts International	153,667	6,564,654
Mister Car Wash, Inc. *	14,706	252,943
Monarch Casino & Resort, Inc. *	4,966	307,395
Nathan's Famous, Inc.	1,549	83,460
Nerdy, Inc. *	25,017	111,576
Noodles & Co. *	16,309	137,159
Norwegian Cruise Line Holdings Ltd. *	146,355	3,048,575
OneSpaWorld Holdings Ltd. *	21,793	224,904
Papa John's International, Inc.	12,701	1,567,938
Penn National Gaming, Inc. *	66,125	3,015,961
Perdoceo Education Corp. *	25,565	281,726
Planet Fitness, Inc., Class A *	33,025	2,927,336
Playa Hotels & Resorts N.V. *	53,100	405,153
PlayAGS, Inc. *	8,698	67,757
Portillo's, Inc., Class A *(a)	7,752	205,816
Potbelly Corp. *	7,813	42,972
PowerSchool Holdings, Inc., Class A *	14,983	245,422
RCI Hospitality Holdings, Inc.	3,130	218,693
Red Robin Gourmet Burgers, Inc. *	9,628	142,013
Red Rock Resorts, Inc., Class A	20,649	919,293
Regis Corp. *	10,203	15,202
SECURITY	NUMBER OF SHARES	VALUE ($)
Rover Group, Inc. *	28,892	188,665
Royal Caribbean Cruises Ltd. *	88,842	6,912,796
Rush Street Interactive, Inc. *	20,546	208,336
Ruth's Hospitality Group, Inc. *	14,201	284,446
Scientific Games Corp., Class A *	37,935	2,188,850
SeaWorld Entertainment, Inc. *	20,306	1,209,831
Service Corp. International	64,896	4,005,381
Shake Shack, Inc., Class A *	15,229	1,006,180
Six Flags Entertainment Corp. *	30,964	1,222,768
Starbucks Corp.	464,682	45,687,534
StoneMor, Inc. *	9,993	24,983
Strategic Education, Inc.	9,128	544,576
Stride, Inc. *	18,322	642,553
Target Hospitality Corp. *	11,875	39,306
Terminix Global Holdings, Inc. *	47,747	2,059,806
Texas Roadhouse, Inc.	27,837	2,377,001
The Beachbody Co., Inc. *	37,405	68,077
The Cheesecake Factory, Inc. *	18,539	661,472
The ONE Group Hospitality, Inc. *	8,160	102,816
The Wendy's Co.	68,908	1,586,951
Travel & Leisure Co.	33,728	1,915,750
Udemy, Inc. *	5,819	94,268
Universal Technical Institute, Inc. *	13,059	94,808
Vail Resorts, Inc.	15,937	4,416,143
Vivint Smart Home, Inc. *	14,807	106,610
Wingstop, Inc.	11,830	1,812,948
WW International, Inc. *	20,206	254,596
Wyndham Hotels & Resorts, Inc.	36,410	3,056,620
Wynn Resorts Ltd. *	41,188	3,519,515
Xponential Fitness, Inc., Class A *	4,864	84,925
XpresSpa Group, Inc. *	36,286	51,163
Yum! Brands, Inc.	115,245	14,425,217
		393,926,328

Diversified Financials 5.3%
ACRES Commercial Realty Corp. *	3,144	38,105
AFC Gamma, Inc.	5,156	101,522
Affiliated Managers Group, Inc.	15,825	2,313,773
AG Mortgage Investment Trust, Inc.	4,795	50,443
AGNC Investment Corp.	208,049	3,097,850
Alerus Financial Corp.	5,969	169,132
Ally Financial, Inc.	136,118	6,495,551
A-Mark Precious Metals, Inc.	3,214	198,947
American Express Co.	247,027	44,420,395
Ameriprise Financial, Inc.	44,122	13,426,766
Annaly Capital Management, Inc.	569,475	4,498,852
Apollo Commercial Real Estate Finance, Inc.	52,283	713,663
Apollo Global Management, Inc.	144,851	10,139,570
Arbor Realty Trust, Inc.	58,178	1,018,697
Ares Commercial Real Estate Corp.	19,753	290,172
Ares Management Corp., Class A	66,386	5,292,292
Arlington Asset Investment Corp., Class A *	11,092	38,046
ARMOUR Residential REIT, Inc.	40,612	380,941
Artisan Partners Asset Management, Inc., Class A	25,404	1,097,707
Assetmark Financial Holdings, Inc. *	8,457	202,883
Atlanticus Holdings Corp. *	2,113	135,887
B. Riley Financial, Inc.	6,796	418,430
Bakkt Holdings, Inc. *(a)	11,540	49,737
Berkshire Hathaway, Inc., Class B *	721,597	225,874,293
BGC Partners, Inc., Class A	130,024	548,701
BlackRock, Inc.	56,234	46,277,208
Blackstone Mortgage Trust, Inc., Class A	64,780	2,035,388
Blackstone, Inc.	270,403	35,685,084
Blucora, Inc. *	18,439	299,081

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Blue Owl Capital, Inc.	129,316	1,607,398
Bridge Investment Group Holdings, Inc., Class A	9,940	213,710
Brightsphere Investment Group, Inc.	13,934	300,696
BrightSpire Capital, Inc.	37,342	350,641
Broadmark Realty Capital, Inc.	52,655	493,904
Cannae Holdings, Inc. *	33,716	1,007,097
Capital One Financial Corp.	167,482	24,574,634
Cboe Global Markets, Inc.	42,149	4,995,921
Cherry Hill Mortgage Investment Corp.	7,830	63,501
Chimera Investment Corp.	93,681	1,358,374
CME Group, Inc.	141,466	32,466,447
Cohen & Steers, Inc.	10,004	835,634
Coinbase Global, Inc., Class A *	11,717	2,227,988
Cowen, Inc., Class A	11,322	358,681
Credit Acceptance Corp. *	3,275	1,767,059
Curo Group Holdings Corp.	9,738	139,546
Diamond Hill Investment Group, Inc.	1,364	254,727
Discover Financial Services	115,371	13,354,193
Donnelley Financial Solutions, Inc. *	11,301	420,623
Dynex Capital, Inc.	12,576	202,222
Ellington Financial, Inc.	21,063	374,290
Ellington Residential Mortgage REIT (a)	8,886	93,658
Encore Capital Group, Inc. *	9,929	640,421
Enova International, Inc. *	14,721	592,962
Equitable Holdings, Inc.	149,517	5,029,752
Evercore, Inc., Class A	15,318	1,911,993
EZCORP, Inc., Class A *	20,871	124,600
FactSet Research Systems, Inc.	14,855	6,267,176
Federated Hermes, Inc.	38,947	1,289,535
FirstCash Holdings, Inc.	15,662	1,091,641
Focus Financial Partners, Inc., Class A *	19,998	1,007,099
Franklin BSP Realty Trust, Inc.	16,905	227,710
Franklin Resources, Inc.	110,957	3,547,295
GAMCO Investors, Inc., Class A	2,160	48,622
GCM Grosvenor, Inc., Class A (a)	12,933	117,561
Granite Point Mortgage Trust, Inc.	25,994	314,527
Great Ajax Corp.	8,694	113,370
Green Dot Corp., Class A *	22,449	711,858
Greenhill & Co., Inc.	6,539	109,071
Hamilton Lane, Inc., Class A	13,616	1,231,703
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,733	1,399,245
Houlihan Lokey, Inc.	20,019	2,127,619
Interactive Brokers Group, Inc., Class A	34,216	2,333,189
Intercontinental Exchange, Inc.	221,746	28,086,348
Invesco Ltd.	135,193	3,063,473
Invesco Mortgage Capital, Inc.	120,067	321,780
Jackson Financial, Inc., Class A	37,100	1,423,527
Janus Henderson Group plc	66,938	2,470,012
Jefferies Financial Group, Inc.	77,531	2,840,736
Katapult Holdings, Inc. *(a)	22,914	58,889
KKR & Co., Inc.	230,367	16,392,916
KKR Real Estate Finance Trust, Inc.	17,074	364,359
Ladder Capital Corp. REIT	46,980	558,592
Lazard Ltd., Class A	44,202	1,928,975
LendingClub Corp. *	38,149	715,675
LendingTree, Inc. *	4,731	576,425
LPL Financial Holdings, Inc.	31,413	5,413,088
Manning & Napier, Inc.	6,198	50,762
MarketAxess Holdings, Inc.	14,897	5,131,719
MarketWise, Inc. *	11,705	68,240
Medallion Financial Corp. *	10,486	76,967
MFA Financial, Inc.	154,792	716,687
SECURITY	NUMBER OF SHARES	VALUE ($)
Moelis & Co., Class A	24,595	1,388,880
Moneylion, Inc. *	35,694	91,734
Moody's Corp.	63,653	21,832,979
Morgan Stanley	565,356	57,971,604
Morningstar, Inc.	9,267	2,663,428
MSCI, Inc.	32,480	17,413,178
Nasdaq, Inc.	45,962	8,236,850
Navient Corp.	63,178	1,101,193
Nelnet, Inc., Class A	8,494	751,974
New Residential Investment Corp.	181,708	1,935,190
New York Mortgage Trust, Inc.	161,903	607,136
Nexpoint Real Estate Finance, Inc.	2,499	50,105
Northern Trust Corp.	81,909	9,553,866
OneMain Holdings, Inc.	44,289	2,287,970
Open Lending Corp., Class A *	41,232	782,996
Oportun Financial Corp. *	7,448	134,138
Oppenheimer Holdings, Inc., Class A	3,500	148,365
OppFi, Inc. *	6,366	29,729
Orchid Island Capital, Inc. (a)	69,364	279,537
P10, Inc., Class A *	8,000	96,640
PennyMac Mortgage Investment Trust	37,370	665,933
Perella Weinberg Partners	14,490	157,361
Piper Sandler Cos.	5,479	844,971
PJT Partners, Inc., Class A	9,433	653,896
PRA Group, Inc. *	18,259	849,043
PROG Holdings, Inc. *	22,263	886,290
Pzena Investment Management, Inc., Class A	8,825	89,486
Raymond James Financial, Inc.	72,826	7,710,089
Ready Capital Corp.	25,388	361,525
Redwood Trust, Inc.	42,844	528,267
Regional Management Corp.	3,295	167,254
S&P Global, Inc.	94,891	39,400,641
Safeguard Scientifics, Inc. *	7,000	44,660
Sculptor Capital Management, Inc.	7,668	150,293
SEI Investments Co.	42,012	2,462,323
Silvercrest Asset Management Group, Inc., Class A	3,213	53,978
SLM Corp.	115,756	2,122,965
SoFi Technologies, Inc. *	256,112	3,196,278
Starwood Property Trust, Inc.	120,655	2,986,211
State Street Corp.	144,063	13,613,953
StepStone Group, Inc., Class A	18,682	654,057
Stifel Financial Corp.	40,853	3,059,890
StoneX Group, Inc. *	6,843	448,969
Sunlight Financial Holdings, Inc. *(a)	16,772	49,310
SWK Holdings Corp. *	1,330	24,938
Synchrony Financial	215,565	9,180,913
T. Rowe Price Group, Inc.	88,373	13,647,442
The Bank of New York Mellon Corp.	299,436	17,744,577
The Carlyle Group, Inc.	54,457	2,780,030
The Charles Schwab Corp. (c)	590,303	51,769,573
The Goldman Sachs Group, Inc.	132,840	47,115,691
TPG RE Finance Trust, Inc.	24,373	307,587
Tradeweb Markets, Inc., Class A	41,409	3,510,241
Two Harbors Investment Corp.	141,244	812,153
Upstart Holdings, Inc. *	19,315	2,105,528
Victory Capital Holdings, Inc., Class A	6,857	224,018
Virtu Financial, Inc., Class A	34,334	1,061,951
Virtus Investment Partners, Inc.	2,899	758,610
Voya Financial, Inc.	43,724	2,971,483
Western Asset Mortgage Capital Corp.	23,070	50,293
Westwood Holdings Group, Inc.	2,653	50,672

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WisdomTree Investments, Inc.	44,030	247,008
World Acceptance Corp. *	1,763	333,172
		956,477,194

Energy 3.3%
Aemetis, Inc. *(a)	14,199	130,205
Alto Ingredients, Inc. *	33,727	174,706
Altus Midstream Co., Class A	894	56,349
American Resources Corp. *(a)	17,208	31,835
Amplify Energy Corp. *	11,998	44,753
Antero Midstream Corp.	129,618	1,289,699
Antero Resources Corp. *	111,751	2,182,497
APA Corp.	143,782	4,775,000
Arch Resources, Inc.	6,166	583,550
Archaea Energy, Inc. *	10,374	179,366
Archrock, Inc.	55,359	467,230
Aspen Aerogels, Inc. *	9,429	280,041
Baker Hughes Co.	344,713	9,458,925
Berry Corp.	29,940	260,179
Brigham Minerals, Inc., Class A	18,048	390,559
Bristow Group, Inc. *	9,727	319,532
Cactus, Inc., Class A	24,045	1,165,221
California Resources Corp.	32,079	1,367,207
Callon Petroleum Co. *	18,273	903,417
Camber Energy, Inc. *	107,798	62,706
Centennial Resource Development, Inc., Class A *	71,408	557,696
Centrus Energy Corp., Class A *	4,789	208,082
ChampionX Corp. *	79,192	1,773,901
Cheniere Energy, Inc.	92,644	10,366,864
Chesapeake Energy Corp.	41,212	2,809,422
Chevron Corp.	759,366	99,727,537
Civitas Resources, Inc.	28,880	1,573,960
Clean Energy Fuels Corp. *	64,008	388,529
CNX Resources Corp. *	83,486	1,238,097
Comstock Resources, Inc. *	36,508	284,032
ConocoPhillips	519,298	46,020,189
CONSOL Energy, Inc. *	12,234	265,967
Continental Resources, Inc.	22,569	1,172,234
Core Laboratories N.V.	19,266	513,824
Coterra Energy, Inc.	321,163	7,033,470
Crescent Energy, Inc., Class A *	10,392	137,902
CVR Energy, Inc.	10,411	203,327
Delek US Holdings, Inc. *	30,037	466,174
Denbury, Inc. *	19,675	1,478,380
Devon Energy Corp.	247,392	12,510,613
Diamondback Energy, Inc.	66,896	8,439,599
DMC Global, Inc. *	7,222	291,335
Dorian LPG Ltd.	10,750	127,818
Dril-Quip, Inc. *	13,780	348,496
DTE Midstream LLC *	38,351	1,982,747
Earthstone Energy, Inc., Class A *	13,899	189,860
Ecoark Holdings, Inc. *	10,671	28,492
EOG Resources, Inc.	230,181	25,660,578
Epsilon Energy Ltd. *	12,479	69,258
EQT Corp. *	119,305	2,535,231
Equitrans Midstream Corp.	160,766	1,303,812
Evolution Petroleum Corp.	11,036	63,457
Expro Group Holdings N.V. *	11,947	187,090
Exxon Mobil Corp.	1,667,834	126,688,671
Falcon Minerals Corp.	13,000	67,210
Forum Energy Technologies, Inc. *	1,677	32,735
FTS International, Inc., Class A *	3,100	81,685
Gevo, Inc. *(a)	76,813	262,700
Green Plains, Inc. *	21,926	669,620
Gulfport Energy Corp. *	4,413	288,831
Halliburton Co.	352,395	10,832,622
Helix Energy Solutions Group, Inc. *	71,103	250,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Helmerich & Payne, Inc.	41,949	1,203,936
Hess Corp.	108,985	10,058,226
HollyFrontier Corp.	59,462	2,090,684
International Seaways, Inc.	18,830	274,730
Kinder Morgan, Inc.	769,253	13,354,232
Kosmos Energy Ltd. *	173,905	753,009
Laredo Petroleum, Inc. *	6,186	415,452
Liberty Oilfield Services, Inc., Class A *	41,592	503,263
Magnolia Oil & Gas Corp., Class A	57,859	1,251,490
Mammoth Energy Services, Inc. *	15,843	27,408
Marathon Oil Corp.	306,132	5,960,390
Marathon Petroleum Corp.	242,057	17,367,590
Matador Resources Co.	43,150	1,931,825
Murphy Oil Corp.	56,470	1,784,452
Nabors Industries Ltd. *	3,275	338,995
Natural Gas Services Group, Inc. *	4,213	45,374
New Fortress Energy, Inc.	15,931	349,845
Newpark Resources, Inc. *	39,958	141,851
NextDecade Corp. *	10,009	22,120
NexTier Oilfield Solutions, Inc. *	59,533	358,389
Noble Corp. *	22,896	565,302
Northern Oil and Gas, Inc.	24,658	579,956
NOV, Inc.	154,782	2,541,520
Oasis Petroleum, Inc.	7,236	979,971
Occidental Petroleum Corp.	350,194	13,191,808
Oceaneering International, Inc. *	38,405	500,417
Oil States International, Inc. *	23,526	147,508
ONEOK, Inc.	175,211	10,631,803
Overseas Shipholding Group, Inc., Class A *	35,882	62,076
Ovintiv, Inc.	102,038	3,959,074
Par Pacific Holdings, Inc. *	18,182	256,366
Patterson-UTI Energy, Inc.	91,218	908,531
PBF Energy, Inc., Class A *	37,469	593,509
PDC Energy, Inc.	38,997	2,311,352
Peabody Energy Corp. *	37,388	403,790
Phillips 66	172,793	14,651,118
Pioneer Natural Resources Co.	89,285	19,543,594
ProPetro Holding Corp. *	31,609	332,211
Range Resources Corp. *	99,158	1,908,792
Ranger Oil Corp., Class A *	8,789	272,547
Renewable Energy Group, Inc. *	20,336	818,727
REX American Resources Corp. *	2,050	197,682
Riley Exploration Permian, Inc.	2,575	69,036
Ring Energy, Inc. *	39,328	99,107
RPC, Inc. *	37,541	221,867
SandRidge Energy, Inc. *	14,791	170,097
Schlumberger N.V.	553,242	21,615,165
Select Energy Services, Inc., Class A *	23,759	158,473
SilverBow Resources, Inc. *	4,521	105,294
SM Energy Co.	47,979	1,574,191
Solaris Oilfield Infrastructure, Inc., Class A	12,245	94,409
Southwestern Energy Co. *	401,919	1,768,444
Talos Energy, Inc. *	17,511	186,317
Targa Resources Corp.	89,796	5,305,148
TechnipFMC plc *	166,470	1,080,390
Tellurian, Inc. *	162,780	408,578
TETRA Technologies, Inc. *	48,014	140,681
Texas Pacific Land Corp.	2,432	2,614,400
The Williams Cos., Inc.	478,507	14,326,500
Tidewater, Inc. *	15,672	222,386
Transocean Ltd. *	238,301	750,648
Uranium Energy Corp. *	108,833	284,054
US Silica Holdings, Inc. *	28,760	274,658
VAALCO Energy, Inc. *	20,055	98,470
Valaris Ltd. *	26,588	1,103,136

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valero Energy Corp.	160,831	13,344,148
Vertex Energy, Inc. *(a)	17,703	73,113
W&T Offshore, Inc. *	35,738	152,959
Weatherford International plc *	26,691	800,730
Whiting Petroleum Corp. *	15,519	1,152,286
World Fuel Services Corp.	25,958	732,275
		595,773,893

Food & Staples Retailing 1.3%
Albertsons Cos., Inc., Class A	39,928	1,123,973
BJ's Wholesale Club Holdings, Inc. *	54,149	3,328,539
Blue Apron Holdings, Inc., Class A *(a)	9,121	70,505
Casey's General Stores, Inc.	14,504	2,723,996
Costco Wholesale Corp.	174,048	87,916,866
Grocery Outlet Holding Corp. *	34,090	865,204
HF Foods Group, Inc. *	16,494	114,469
Ingles Markets, Inc., Class A	5,868	451,425
Performance Food Group Co. *	61,052	2,575,784
PriceSmart, Inc.	9,307	664,613
Rite Aid Corp. *	22,587	239,648
SpartanNash, Co.	15,455	379,729
Sprouts Farmers Market, Inc. *	44,039	1,195,219
Sysco Corp.	201,909	15,779,188
The Andersons, Inc.	11,831	450,761
The Chefs' Warehouse, Inc. *	12,583	375,477
The Kroger Co.	266,914	11,634,781
U.S. Foods Holding Corp. *	86,834	3,061,767
United Natural Foods, Inc. *	22,718	881,004
Village Super Market, Inc., Class A	3,931	89,823
Walgreens Boots Alliance, Inc.	282,880	14,076,109
Walmart, Inc.	560,180	78,318,766
Weis Markets, Inc.	7,027	423,307
		226,740,953

Food, Beverage & Tobacco 2.9%
22nd Century Group, Inc. *	63,189	137,120
Alico, Inc.	2,213	79,602
Altria Group, Inc.	723,166	36,794,686
AppHarvest, Inc. *	22,343	66,806
Archer-Daniels-Midland Co.	220,573	16,542,975
B&G Foods, Inc.	26,271	817,028
Benson Hill, Inc. *(a)	52,088	176,057
Better Choice Co., Inc. *	12,821	29,360
Beyond Meat, Inc. *(a)	23,610	1,537,719
Brown-Forman Corp., Class A	21,870	1,369,937
Brown-Forman Corp., Class B	71,929	4,850,173
Bunge Ltd.	55,089	5,446,099
Calavo Growers, Inc.	7,291	301,920
Cal-Maine Foods, Inc.	14,423	562,497
Campbell Soup Co.	79,683	3,515,614
Celsius Holdings, Inc. *	15,152	723,205
Coca-Cola Consolidated, Inc.	1,818	1,041,714
Conagra Brands, Inc.	189,321	6,580,798
Constellation Brands, Inc., Class A	64,580	15,353,895
Darling Ingredients, Inc. *	63,975	4,079,686
Farmer Brothers Co. *	4,500	28,755
Flowers Foods, Inc.	77,336	2,175,462
Fresh Del Monte Produce, Inc.	14,255	396,717
Freshpet, Inc. *	17,524	1,630,258
General Mills, Inc.	238,511	16,380,936
Hormel Foods Corp.	110,733	5,256,496
Hostess Brands, Inc. *	53,298	1,093,675
Ingredion, Inc.	26,516	2,511,065
J&J Snack Foods Corp.	5,741	870,852
John B. Sanfilippo & Son, Inc.	3,277	259,211
Kellogg Co.	100,322	6,320,286
SECURITY	NUMBER OF SHARES	VALUE ($)
Keurig Dr Pepper, Inc.	290,669	11,030,889
Lamb Weston Holdings, Inc.	58,078	3,729,188
Lancaster Colony Corp.	7,689	1,220,783
Landec Corp. *	9,100	97,825
Limoneira Co.	7,226	107,378
McCormick & Co., Inc. - Non Voting Shares	98,321	9,862,580
MGP Ingredients, Inc.	4,943	373,987
Mission Produce, Inc. *	13,494	192,559
Molson Coors Beverage Co., Class B	75,192	3,583,651
Mondelez International, Inc., Class A	549,179	36,811,468
Monster Beverage Corp. *	148,024	12,836,641
National Beverage Corp. (a)	8,887	396,982
PepsiCo, Inc.	544,666	94,510,444
Philip Morris International, Inc.	613,137	63,061,140
Pilgrim's Pride Corp. *	19,589	547,904
Post Holdings, Inc. *	22,771	2,409,627
Reed's, Inc. *	48,081	16,343
Sanderson Farms, Inc.	8,270	1,521,680
Seaboard Corp.	109	416,379
Seneca Foods Corp., Class A *	2,612	122,111
Sovos Brands, Inc. *	9,320	136,724
Tattooed Chef, Inc. *(a)	17,444	221,539
The Alkaline Water Co., Inc. *	39,797	43,379
The Boston Beer Co., Inc., Class A *	3,790	1,594,946
The Coca-Cola Co.	1,531,374	93,429,128
The Duckhorn Portfolio, Inc. *	11,750	234,530
The Hain Celestial Group, Inc. *	36,063	1,317,381
The Hershey Co.	57,360	11,303,935
The JM Smucker Co.	42,959	6,039,176
The Kraft Heinz Co.	279,912	10,020,850
The Simply Good Foods Co. *	34,180	1,204,161
Tootsie Roll Industries, Inc.	8,093	274,757
TreeHouse Foods, Inc. *	23,311	902,835
Turning Point Brands, Inc.	5,916	208,421
Tyson Foods, Inc., Class A	116,042	10,547,057
Universal Corp.	10,277	559,377
Utz Brands, Inc.	24,426	393,503
Vector Group Ltd.	53,473	594,085
Vintage Wine Estates, Inc. *	13,061	111,149
Vital Farms, Inc. *	10,185	168,358
Whole Earth Brands, Inc. *	13,486	127,847
Zevia PBC, Class A *	4,438	35,504
		519,248,805

Health Care Equipment & Services 5.6%
1Life Healthcare, Inc. *	69,236	772,674
Abbott Laboratories	696,577	88,785,704
ABIOMED, Inc. *	17,849	5,280,984
Acadia Healthcare Co., Inc. *	35,424	1,865,074
Accelerate Diagnostics, Inc. *	15,905	52,964
Accolade, Inc. *	24,013	458,648
Accuray, Inc. *	36,635	133,718
Acutus Medical, Inc. *	9,308	21,129
AdaptHealth Corp. *	38,431	726,346
Addus HomeCare Corp. *	6,565	524,084
Agiliti, Inc. *	10,454	199,985
agilon health, Inc. *	19,741	327,306
Align Technology, Inc. *	28,919	14,313,748
Alignment Healthcare, Inc. *	10,759	81,768
Allscripts Healthcare Solutions, Inc. *	48,493	980,528
Alphatec Holdings, Inc. *	27,056	279,759
Amedisys, Inc. *	12,715	1,717,796
American Well Corp., Class A *	81,064	383,433
AmerisourceBergen Corp.	58,687	7,993,169
AMN Healthcare Services, Inc. *	18,494	1,874,182
AngioDynamics, Inc. *	14,651	316,901
Anthem, Inc.	95,565	42,143,209

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Apollo Endosurgery, Inc. *	17,198	94,761
Apollo Medical Holdings, Inc. *	15,059	775,237
Apria, Inc. *	3,005	112,417
Apyx Medical Corp. *	12,488	143,612
Artivion, Inc. *	17,724	315,487
Asensus Surgical, Inc. *	88,226	78,239
Aspira Women's Health, Inc. *	21,808	26,388
ATI Physical Therapy, Inc. *(a)	22,162	70,032
AtriCure, Inc. *	18,274	1,199,505
Atrion Corp.	528	319,656
Avanos Medical, Inc. *	20,567	622,357
Aveanna Healthcare Holdings, Inc. *	14,959	82,125
Avinger, Inc. *	36,388	11,713
AxoGen, Inc. *	16,795	146,284
Axonics, Inc. *	18,683	886,135
Baxter International, Inc.	197,424	16,867,907
Becton, Dickinson & Co.	113,027	28,724,682
Beyond Air, Inc. *(a)	6,238	42,980
Biodesix, Inc. *	5,346	21,331
Biolase, Inc. *	58,873	21,754
BioLife Solutions, Inc. *	11,285	336,744
BioSig Technologies, Inc. *	8,008	14,254
Biotricity, Inc. *(a)	16,000	49,760
Bioventus, Inc., Class A *	7,929	103,315
Boston Scientific Corp. *	561,169	24,074,150
Brookdale Senior Living, Inc. *	69,175	365,936
Butterfly Network, Inc. *	48,771	282,872
Cano Health, Inc. *	72,492	419,004
Cardinal Health, Inc.	110,653	5,706,375
Cardiovascular Systems, Inc. *	15,854	278,555
CareMax, Inc. *(a)	24,231	150,232
Castle Biosciences, Inc. *	9,781	423,028
Castlight Health, Inc., Class B *	44,317	90,407
Centene Corp. *	229,753	17,865,593
Cerner Corp.	115,796	10,560,595
Certara, Inc. *	40,769	1,089,755
Cerus Corp. *	68,190	365,498
Change Healthcare, Inc. *	100,196	1,971,857
Chemed Corp.	6,081	2,851,442
Cigna Corp.	130,446	30,062,585
ClearPoint Neuro, Inc. *	6,306	55,682
Clover Health Investments Corp. *	110,776	285,802
Co-Diagnostics, Inc. *	11,070	78,597
Community Health Systems, Inc. *	51,213	649,893
Computer Programs & Systems, Inc. *	6,539	185,184
Conformis, Inc. *	77,113	45,921
CONMED Corp.	11,516	1,584,371
Convey Health Solutions Holdings, Inc. *	6,021	46,904
CorVel Corp. *	3,725	656,047
Covetrus, Inc. *	41,479	749,526
Cross Country Healthcare, Inc. *	14,884	320,155
CryoPort, Inc. *	18,430	769,821
Cutera, Inc. *	6,934	252,467
CVRx, Inc. *	3,405	28,261
CVS Health Corp.	519,849	55,369,117
CytoSorbents Corp. *	15,994	59,498
DarioHealth Corp. *	5,649	49,542
DaVita, Inc. *	25,849	2,801,256
Definitive Healthcare Corp. *	10,316	225,714
Dentsply Sirona, Inc.	85,708	4,578,521
DexCom, Inc. *	38,269	16,474,039
DocGo, Inc. *(a)	29,274	207,260
Doximity, Inc., Class A *	19,322	880,504
Eargo, Inc. *	9,015	43,362
Edwards Lifesciences Corp. *	245,735	26,834,262
Encompass Health Corp.	39,934	2,477,505
Envista Holdings Corp. *	63,481	2,744,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Enzo Biochem, Inc. *	13,471	43,377
Evolent Health, Inc., Class A *	32,188	763,177
Figs, Inc., Class A *	15,540	349,339
Forian, Inc. *(a)	7,513	61,982
Fulgent Genetics, Inc. *	7,530	480,941
Glaukos Corp. *	19,123	1,018,109
Globus Medical, Inc., Class A *	30,996	2,068,363
GoodRx Holdings, Inc., Class A *	25,035	601,090
Guardant Health, Inc. *	40,436	2,812,324
Haemonetics Corp. *	20,458	989,144
Hanger, Inc. *	13,820	250,557
HCA Healthcare, Inc.	94,231	22,620,152
Health Catalyst, Inc. *	21,299	635,775
HealthEquity, Inc. *	33,571	1,794,034
HealthStream, Inc. *	9,595	233,638
Henry Schein, Inc. *	54,736	4,121,621
Heska Corp. *	4,184	575,635
Hims & Hers Health, Inc. *	47,200	230,336
Hologic, Inc. *	99,701	7,002,998
Humana, Inc.	50,628	19,871,490
ICAD, Inc. *	9,349	52,261
ICU Medical, Inc. *	7,952	1,696,639
IDEXX Laboratories, Inc. *	33,351	16,918,962
Inari Medical, Inc. *	12,722	935,830
InfuSystem Holdings, Inc. *	7,155	108,040
Innovage Holding Corp. *	7,015	36,618
Inogen, Inc. *	7,993	237,632
Inspire Medical Systems, Inc. *	10,798	2,389,489
Insulet Corp. *	27,261	6,760,728
Integer Holdings Corp. *	13,227	1,037,129
Integra LifeSciences Holdings Corp. *	29,135	1,886,200
Intersect ENT, Inc. *	14,043	384,778
IntriCon Corp. *	2,619	38,316
Intuitive Surgical, Inc. *	140,564	39,945,478
Invacare Corp. *	17,363	39,067
iRadimed Corp. *	3,278	130,530
iRhythm Technologies, Inc. *	11,792	1,471,995
IRIDEX Corp. *	7,177	37,895
Laboratory Corp. of America Holdings *	37,768	10,248,724
Lantheus Holdings, Inc. *	26,207	665,920
LeMaitre Vascular, Inc.	7,713	326,337
LHC Group, Inc. *	12,327	1,529,781
LifeStance Health Group, Inc. *	15,000	114,450
LivaNova plc *	21,548	1,618,470
Lucira Health, Inc. *	6,050	32,125
Masimo Corp. *	19,902	4,375,853
McKesson Corp.	60,036	15,412,442
MEDNAX, Inc. *	35,157	859,589
Medtronic plc	530,005	54,850,217
Meridian Bioscience, Inc. *	16,420	342,357
Merit Medical Systems, Inc. *	20,639	1,144,433
Mesa Laboratories, Inc.	2,027	576,337
Milestone Scientific, Inc. *	24,916	32,142
ModivCare, Inc. *	4,906	568,753
Molina Healthcare, Inc. *	23,072	6,701,955
Multiplan Corp. *	95,617	385,337
National HealthCare Corp.	5,164	337,726
National Research Corp.	5,356	222,810
Natus Medical, Inc. *	13,282	306,017
Nemaura Medical, Inc. *	3,832	15,328
Neogen Corp. *	42,699	1,557,233
Neuronetics, Inc. *	13,837	49,536
NeuroPace, Inc. *	2,684	21,633
Nevro Corp. *	14,202	933,071
NextGen Healthcare, Inc. *	24,921	481,225
Novocure Ltd. *	35,587	2,443,048
NuVasive, Inc. *	20,939	1,089,037
Oak Street Health, Inc. *	56,473	981,501

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Omnicell, Inc. *	17,470	2,622,946
OptimizeRx Corp. *	6,885	309,343
Option Care Health, Inc. *	55,073	1,287,056
OraSure Technologies, Inc. *	30,500	269,925
Ortho Clinical Diagnostics Holdings plc *	45,399	788,127
Orthofix Medical, Inc. *	7,486	227,574
OrthoPediatrics Corp. *	5,687	268,938
Outset Medical, Inc. *	16,776	623,899
Owens & Minor, Inc.	29,571	1,244,643
Owlet, Inc. *	28,926	53,513
Patterson Cos., Inc.	34,918	1,001,797
PAVmed, Inc. *	28,787	49,514
Penumbra, Inc. *	13,985	3,160,750
PetIQ, Inc. *	9,670	197,655
Phreesia, Inc. *	20,354	634,841
Premier, Inc., Class A	48,023	1,835,439
Privia Health Group, Inc. *	10,132	215,609
PROCEPT BioRobotics Corp. *	2,700	50,058
Pro-Dex, Inc. *	376	9,505
Progenity, Inc. *(a)	45,000	64,350
Progyny, Inc. *	27,085	1,096,942
Pulmonx Corp. *	13,338	324,780
Pulse Biosciences, Inc. *	5,314	64,618
Quest Diagnostics, Inc.	48,407	6,535,913
Quidel Corp. *	15,225	1,573,656
Quotient Ltd. *	33,853	54,842
R1 RCM, Inc. *	52,685	1,252,849
RadNet, Inc. *	18,441	474,856
ResMed, Inc.	57,469	13,137,413
Retractable Technologies, Inc. *	5,101	27,851
RxSight, Inc. *	3,337	34,338
Schrodinger, Inc. *	19,076	540,805
SeaSpine Holdings Corp. *	17,073	204,535
Select Medical Holdings Corp.	42,313	982,931
Sema4 Holdings Corp. *	48,350	165,357
Semler Scientific, Inc. *	1,873	141,730
Senseonics Holdings, Inc. *(a)	155,427	416,544
Sharecare, Inc. *	122,667	418,294
Sharps Compliance Corp. *	4,490	30,307
Shockwave Medical, Inc. *	14,027	2,033,494
SI-BONE, Inc. *	10,042	197,827
Sientra, Inc. *	21,118	59,342
Sight Sciences, Inc. *(a)	4,175	61,080
Signify Health, Inc., Class A *	8,648	115,278
Silk Road Medical, Inc. *	14,726	483,160
Simulations Plus, Inc.	5,879	249,975
SmileDirectClub, Inc. *(a)	41,846	107,126
SOC Telemed, Inc. *	25,093	18,047
Sonida Senior Living, Inc. *	1,478	44,074
STAAR Surgical Co. *	18,998	1,381,535
Stereotaxis, Inc. *	22,696	125,055
STERIS plc	39,464	8,855,722
Stryker Corp.	132,173	32,785,513
Surgalign Holdings, Inc. *	41,383	28,554
Surgery Partners, Inc. *	14,465	617,222
Surmodics, Inc. *	5,273	240,871
Tabula Rasa HealthCare, Inc. *	8,992	97,024
Tactile Systems Technology, Inc. *	7,843	123,684
Talis Biomedical Corp. *	5,390	15,901
Talkspace, Inc. *	38,082	56,361
Tandem Diabetes Care, Inc. *	25,263	2,983,813
Teladoc Health, Inc. *	63,466	4,868,478
Teleflex, Inc.	18,390	5,704,394
Tenet Healthcare Corp. *	41,855	3,102,293
The Cooper Cos., Inc.	19,429	7,738,571
The Ensign Group, Inc.	21,086	1,590,517
The Joint Corp. *	5,490	296,680
The Pennant Group, Inc. *	10,680	177,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Tivity Health, Inc. *	18,109	460,693
TransMedics Group, Inc. *	10,182	161,588
Treace Medical Concepts, Inc. *	4,498	81,594
Triple-S Management Corp., Class B *	9,507	342,157
U.S. Physical Therapy, Inc.	4,950	479,011
UnitedHealth Group, Inc.	371,089	175,365,529
Universal Health Services, Inc., Class B	28,582	3,717,375
UpHealth, Inc. *	28,000	61,320
Utah Medical Products, Inc.	1,365	128,406
Vapotherm, Inc. *	9,450	152,806
Varex Imaging Corp. *	17,095	446,179
Veeva Systems, Inc., Class A *	54,653	12,927,621
Vicarious Surgical, Inc. *(a)	13,695	88,059
ViewRay, Inc. *	56,425	245,449
Vivos Therapeutics, Inc. *(a)	9,382	23,174
Vocera Communications, Inc. *	13,502	1,066,793
VolitionRX Ltd. *(a)	15,384	40,768
Zimmer Biomet Holdings, Inc.	82,440	10,141,769
Zomedica Corp. *	343,967	107,077
Zynex, Inc. (a)	7,545	59,756
		1,006,817,113

Household & Personal Products 1.4%
BellRing Brands, Inc., Class A *	15,928	388,006
Central Garden & Pet Co. *	4,564	211,724
Central Garden & Pet Co., Class A *	16,032	694,667
Church & Dwight Co., Inc.	96,328	9,888,069
Colgate-Palmolive Co.	331,711	27,349,572
Coty, Inc., Class A *	131,938	1,118,834
Edgewell Personal Care Co.	22,028	1,008,882
elf Beauty, Inc. *	18,790	555,432
Energizer Holdings, Inc.	25,404	955,444
Herbalife Nutrition Ltd. *	39,544	1,681,015
Inter Parfums, Inc.	7,409	733,269
Kimberly-Clark Corp.	132,433	18,229,403
LifeMD, Inc. *	6,495	23,707
Medifast, Inc.	4,479	890,022
Nature's Sunshine Products, Inc.	4,741	83,631
NewAge, Inc. *	43,967	32,953
Nu Skin Enterprises, Inc., Class A	20,450	985,486
Oil-Dri Corp. of America	2,782	94,644
Olaplex Holdings, Inc. *	27,442	599,333
Reynolds Consumer Products, Inc.	22,798	690,096
Spectrum Brands Holdings, Inc.	16,930	1,513,203
The Beauty Health Co. *	39,443	560,091
The Clorox Co.	48,405	8,125,263
The Estee Lauder Cos., Inc., Class A	91,205	28,436,807
The Honest Co., Inc. *	9,882	64,134
The Procter & Gamble Co.	953,433	152,978,325
USANA Health Sciences, Inc. *	4,815	460,218
Veru, Inc. *	22,412	116,542
WD-40 Co.	5,334	1,185,535
		259,654,307

Insurance 2.1%
Aflac, Inc.	239,368	15,037,098
Alleghany Corp. *	5,414	3,594,896
Ambac Financial Group, Inc. *	18,028	255,457
American Equity Investment Life Holding Co.	32,968	1,356,304
American Financial Group, Inc.	26,096	3,399,787
American International Group, Inc.	326,774	18,871,198
American National Group, Inc.	5,211	983,785
AMERISAFE, Inc.	7,229	379,667
Aon plc, Class A	86,814	23,998,862

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arch Capital Group Ltd. *	152,442	7,061,113
Argo Group International Holdings Ltd.	13,686	777,091
Arthur J. Gallagher & Co.	81,631	12,892,800
Assurant, Inc.	22,299	3,400,820
Assured Guaranty Ltd.	27,852	1,484,233
Axis Capital Holdings Ltd.	30,084	1,714,186
Brighthouse Financial, Inc. *	32,110	1,748,389
Brown & Brown, Inc.	92,119	6,105,647
BRP Group, Inc., Class A *	21,230	647,940
Chubb Ltd.	169,558	33,450,402
Cincinnati Financial Corp.	58,975	6,949,024
Citizens, Inc. *	24,606	116,878
CNA Financial Corp.	10,724	492,339
CNO Financial Group, Inc.	49,726	1,240,166
Crawford & Co., Class A	11,524	87,698
Donegal Group, Inc., Class A	5,782	82,972
eHealth, Inc. *	9,733	212,666
Employers Holdings, Inc.	12,358	483,198
Enstar Group Ltd. *	4,914	1,302,603
Erie Indemnity Co., Class A	9,903	1,823,142
Everest Re Group Ltd.	15,541	4,404,319
Fidelity National Financial, Inc.	111,426	5,610,299
First American Financial Corp.	43,300	3,226,283
Genworth Financial, Inc., Class A *	200,233	780,909
Globe Life, Inc.	36,656	3,749,909
GoHealth, Inc., Class A *	30,731	84,818
Goosehead Insurance, Inc., Class A	7,801	769,023
Greenlight Capital Re Ltd., Class A *	12,115	87,713
HCI Group, Inc.	3,137	212,908
Heritage Insurance Holdings, Inc.	9,756	60,780
Hippo Holdings, Inc. *	139,619	293,200
Horace Mann Educators Corp.	16,852	640,545
Independence Holding Co.	2,414	137,477
Investors Title Co.	697	139,393
James River Group Holdings Ltd.	14,221	402,739
Kemper Corp.	23,834	1,429,563
Kinsale Capital Group, Inc.	8,622	1,727,159
Lemonade, Inc. *(a)	15,572	497,214
Lincoln National Corp.	66,876	4,679,982
Loews Corp.	78,934	4,709,202
Maiden Holdings Ltd. *	32,952	91,936
Markel Corp. *	5,371	6,621,047
Marsh & McLennan Cos., Inc.	198,745	30,535,182
MBIA, Inc. *	19,104	261,152
Mercury General Corp.	11,513	629,301
MetLife, Inc.	281,438	18,873,232
MetroMile, Inc. *	26,555	44,081
National Western Life Group, Inc., Class A	895	191,414
Old Republic International Corp.	111,730	2,863,640
Oscar Health, Inc., Class A *	14,534	97,378
Palomar Holdings, Inc. *	9,248	487,832
Primerica, Inc.	15,523	2,395,820
Principal Financial Group, Inc.	97,237	7,104,135
ProAssurance Corp.	20,514	491,515
Prudential Financial, Inc.	148,753	16,596,372
Reinsurance Group of America, Inc.	26,644	3,059,530
RenaissanceRe Holdings Ltd.	18,057	2,838,019
RLI Corp.	15,664	1,641,274
Root, Inc., Class A *	34,536	69,417
Ryan Specialty Group Holdings, Inc., Class A *	21,000	785,610
Safety Insurance Group, Inc.	5,451	448,781
Selective Insurance Group, Inc.	23,479	1,852,493
Selectquote, Inc. *	47,065	347,810
SiriusPoint Ltd. *	34,448	291,775
State Auto Financial Corp.	6,604	341,427
Stewart Information Services Corp.	10,208	729,157
SECURITY	NUMBER OF SHARES	VALUE ($)
The Allstate Corp.	112,752	13,605,784
The Hanover Insurance Group, Inc.	14,018	1,933,923
The Hartford Financial Services Group, Inc.	134,262	9,649,410
The Progressive Corp.	230,207	25,014,293
The Travelers Cos., Inc.	96,734	16,075,256
Tiptree, Inc.	7,504	92,975
Trean Insurance Group, Inc. *	9,030	72,872
Trupanion, Inc. *	13,411	1,277,398
United Fire Group, Inc.	10,823	269,926
United Insurance Holdings Corp.	6,439	26,014
Universal Insurance Holdings, Inc.	12,847	221,482
Unum Group	81,683	2,073,115
W.R. Berkley Corp.	55,137	4,659,076
White Mountains Insurance Group Ltd.	1,198	1,247,070
Willis Towers Watson plc	49,033	11,471,761
		370,973,481

Materials 2.7%
Advanced Emissions Solutions, Inc. *	5,901	36,822
AdvanSix, Inc.	11,778	495,736
Air Products & Chemicals, Inc.	87,111	24,575,755
Albemarle Corp.	46,127	10,182,074
Alcoa Corp.	73,280	4,155,709
Allegheny Technologies, Inc. *	53,078	970,797
Alpha Metallurgical Resources, Inc. *	6,988	441,851
Amcor plc	602,031	7,230,392
American Vanguard Corp.	14,101	213,912
Amyris, Inc. *	80,483	367,002
AptarGroup, Inc.	25,879	3,035,607
Arconic Corp. *	41,487	1,283,193
Ashland Global Holdings, Inc.	22,408	2,152,064
Avery Dennison Corp.	32,587	6,694,021
Avient Corp.	36,097	1,796,548
Axalta Coating Systems Ltd. *	84,570	2,504,118
Balchem Corp.	12,614	1,853,501
Ball Corp.	127,317	12,362,481
Berry Global Group, Inc. *	52,988	3,572,451
Cabot Corp.	22,526	1,238,705
Carpenter Technology Corp.	20,358	584,682
Celanese Corp.	42,923	6,683,540
Century Aluminum Co. *	21,908	336,069
CF Industries Holdings, Inc.	84,058	5,789,074
Chase Corp.	3,124	296,405
Clearwater Paper Corp. *	6,468	204,518
Cleveland-Cliffs, Inc. *	178,701	3,062,935
Coeur Mining, Inc. *	96,888	454,405
Commercial Metals Co.	47,365	1,583,886
Compass Minerals International, Inc.	13,325	711,555
Comstock Mining, Inc. *	14,983	22,025
Corteva, Inc.	287,418	13,819,057
Crown Holdings, Inc.	50,266	5,750,430
Danimer Scientific, Inc. *	34,263	171,658
Diversey Holdings Ltd. *	18,328	201,608
Dow, Inc.	290,880	17,374,262
DuPont de Nemours, Inc.	203,965	15,623,719
Eagle Materials, Inc.	15,872	2,314,931
Eastman Chemical Co.	52,992	6,302,338
Ecolab, Inc.	98,088	18,582,772
Ecovyst, Inc.	20,989	214,717
Element Solutions, Inc.	86,927	1,950,642
Ferro Corp. *	32,638	711,508
FMC Corp.	49,888	5,506,139
Forterra, Inc. *	12,648	296,849
Freeport-McMoRan, Inc.	578,046	21,514,872
FutureFuel Corp.	9,399	73,312
Gatos Silver, Inc. *	17,898	55,663

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
GCP Applied Technologies, Inc. *	21,333	680,523
Glatfelter Corp.	18,834	326,958
Gold Resource Corp.	25,576	41,945
Graphic Packaging Holding Co.	111,698	2,112,209
Greif, Inc., Class A	12,564	743,286
H.B. Fuller Co.	20,256	1,453,773
Hawkins, Inc.	7,358	274,601
Haynes International, Inc.	5,389	202,734
Hecla Mining Co.	207,625	1,029,820
Huntsman Corp.	80,990	2,901,872
Ingevity Corp. *	15,178	1,000,382
Innospec, Inc.	10,211	949,215
International Flavors & Fragrances, Inc.	100,270	13,227,618
International Paper Co.	152,276	7,347,317
Intrepid Potash, Inc. *	3,965	153,763
Kaiser Aluminum Corp.	6,085	582,639
Koppers Holdings, Inc. *	7,565	226,042
Kraton Corp. *	12,976	601,827
Kronos Worldwide, Inc.	9,190	131,876
Linde plc	201,879	64,334,800
Livent Corp. *	63,145	1,452,966
Loop Industries, Inc. *(a)	9,523	76,755
Louisiana-Pacific Corp.	34,595	2,298,492
LSB Industries, Inc. *	15,524	150,893
LyondellBasell Industries N.V., Class A	103,229	9,985,341
Martin Marietta Materials, Inc.	24,549	9,552,507
Materion Corp.	7,950	658,657
McEwen Mining, Inc. *	171,993	146,607
Mercer International, Inc.	14,607	177,475
Minerals Technologies, Inc.	13,718	959,848
MP Materials Corp. *	29,423	1,175,155
Myers Industries, Inc.	14,310	258,582
Neenah, Inc.	6,513	300,249
NewMarket Corp.	2,823	954,372
Newmont Corp.	313,863	19,199,000
Nucor Corp.	112,569	11,414,497
O-I Glass, Inc. *	60,785	809,048
Olin Corp.	56,700	2,872,989
Olympic Steel, Inc.	4,090	87,076
Origin Materials, Inc. *	46,093	241,527
Orion Engineered Carbons S.A.	24,535	419,548
Packaging Corp. of America	37,257	5,612,022
Pactiv Evergreen, Inc.	17,554	192,216
Piedmont Lithium, Inc. *	6,108	295,505
PPG Industries, Inc.	93,548	14,612,198
PureCycle Technologies, Inc. *	33,927	201,866
Quaker Chemical Corp.	5,463	1,142,696
Ramaco Resources, Inc. *	4,615	54,365
Ranpak Holdings Corp. *	15,372	412,892
Rayonier Advanced Materials, Inc. *	34,913	217,508
Reliance Steel & Aluminum Co.	24,681	3,773,231
Resolute Forest Products, Inc.	18,295	249,178
Royal Gold, Inc.	25,825	2,622,529
RPM International, Inc.	51,188	4,535,769
Ryerson Holding Corp.	7,270	149,035
Schnitzer Steel Industries, Inc., Class A	10,249	401,146
Schweitzer-Mauduit International, Inc.	14,136	427,897
Sealed Air Corp.	58,080	3,944,794
Sensient Technologies Corp.	16,516	1,399,566
Silgan Holdings, Inc.	33,581	1,503,757
Smith-Midland Corp. *	1,800	45,540
Sonoco Products Co.	39,154	2,217,683
Steel Dynamics, Inc.	74,365	4,128,745
Stepan Co.	8,266	910,583
Summit Materials, Inc., Class A *	47,110	1,675,232
SECURITY	NUMBER OF SHARES	VALUE ($)
SunCoke Energy, Inc.	29,816	204,240
Sylvamo Corp. *	13,376	398,471
The Chemours Co.	64,448	2,108,094
The Mosaic Co.	146,108	5,837,015
The Scotts Miracle-Gro Co.	15,817	2,391,530
The Sherwin-Williams Co.	94,949	27,203,838
TimkenSteel Corp. *	18,208	255,458
Trecora Resources *	10,224	85,575
Tredegar Corp.	10,770	126,547
TriMas Corp.	17,122	595,161
Trinseo plc	15,623	836,455
Tronox Holdings plc, Class A	44,249	1,004,452
UFP Technologies, Inc. *	3,426	243,109
United States Lime & Minerals, Inc.	712	90,061
United States Steel Corp.	106,589	2,208,524
US Antimony Corp. *	55,952	25,094
Valvoline, Inc.	70,806	2,332,350
Verso Corp., Class A	9,935	267,053
Vulcan Materials Co.	52,247	9,943,127
Warrior Met Coal, Inc.	20,726	543,021
Westlake Chemical Corp.	13,142	1,296,458
WestRock Co.	105,353	4,863,094
Worthington Industries, Inc.	12,435	673,728
Zymergen, Inc. *	6,056	31,491
		491,160,993

Media & Entertainment 7.9%
Activision Blizzard, Inc.	307,196	24,271,556
Advantage Solutions, Inc. *	41,561	302,564
Alphabet, Inc., Class A *	118,497	320,661,177
Alphabet, Inc., Class C *	110,144	298,927,512
Altice USA, Inc., Class A *	87,766	1,265,586
AMC Entertainment Holdings, Inc., Class A *	201,716	3,239,559
AMC Networks, Inc., Class A *	11,743	500,604
Angi, Inc. *	31,682	271,832
Audacy, Inc. *	44,339	107,300
Boston Omaha Corp., Class A *	6,182	163,143
Bumble, Inc., Class A *	28,215	832,625
Cable One, Inc.	1,975	3,050,842
Cardlytics, Inc. *	13,053	875,856
Cargurus, Inc. *	34,899	1,113,278
Cars.com, Inc. *	24,524	382,084
Charter Communications, Inc., Class A *	48,693	28,891,505
Chicken Soup For The Soul Entertainment, Inc. *	2,657	27,022
Cinedigm Corp., Class A *	54,801	46,548
Cinemark Holdings, Inc. *	41,667	629,172
Clear Channel Outdoor Holdings, Inc. *	193,206	591,210
Comcast Corp., Class A	1,796,077	89,785,889
comScore, Inc. *	29,328	88,864
Cumulus Media, Inc., Class A *	6,971	71,453
CuriosityStream, Inc. *	12,194	54,019
Daily Journal Corp. *	289	93,633
DHI Group, Inc. *	17,016	91,546
Discovery, Inc., Class A *(a)	66,348	1,851,773
Discovery, Inc., Class C *(a)	119,093	3,257,194
DISH Network Corp., Class A *	98,458	3,091,581
Dolphin Entertainment, Inc. *	4,149	22,156
Electronic Arts, Inc.	111,220	14,754,445
Entravision Communications Corp., Class A	23,831	144,416
Eventbrite, Inc., Class A *	32,039	459,119
EverQuote, Inc., Class A *	8,283	136,338
Fox Corp., Class A	126,148	5,122,870

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fox Corp., Class B	56,970	2,118,145
fuboTV, Inc. *	57,137	613,651
Gannett Co., Inc. *	56,389	274,051
Gray Television, Inc.	36,047	751,580
Hemisphere Media Group, Inc. *	8,047	52,225
IAC/InterActiveCorp. *	32,962	4,500,631
iHeartMedia, Inc., Class A *	43,715	880,857
Integral Ad Science Holding Corp. *	6,256	104,725
IZEA Worldwide, Inc. *	19,013	22,435
John Wiley & Sons, Inc., Class A	17,797	903,198
Lee Enterprises, Inc. *	1,545	56,547
Liberty Broadband Corp., Class A *	9,359	1,369,690
Liberty Broadband Corp., Class C *	55,607	8,252,635
Liberty Media Corp. - Liberty Braves, Class A *	2,953	82,832
Liberty Media Corp. - Liberty Braves, Class C *	15,081	407,187
Liberty Media Corp. - Liberty Formula One, Class A *	8,684	475,883
Liberty Media Corp. - Liberty Formula One, Class C *	79,983	4,817,376
Liberty Media Corp. - Liberty SiriusXM, Class A *	30,508	1,410,995
Liberty Media Corp. - Liberty SiriusXM, Class C *	63,124	2,937,160
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	55,739
Lions Gate Entertainment Corp., Class A *	25,145	394,274
Lions Gate Entertainment Corp., Class B *	46,804	682,402
Live Nation Entertainment, Inc. *	52,979	5,801,730
LiveOne, Inc. *	23,394	21,951
Loyalty Ventures, Inc. *	7,503	219,913
Madison Square Garden Entertainment Corp. *	10,790	764,256
Madison Square Garden Sports Corp. *	6,626	1,100,380
Magnite, Inc. *	46,880	636,162
Marchex, Inc., Class B *	22,111	51,519
Match Group, Inc. *	111,561	12,572,925
MediaAlpha, Inc., Class A *	8,473	125,824
Meta Platforms, Inc., Class A *	932,139	292,001,863
National CineMedia, Inc.	26,005	68,653
Netflix, Inc. *	174,529	74,548,317
News Corp., Class A	153,542	3,414,774
News Corp., Class B	47,497	1,056,333
Nexstar Media Group, Inc., Class A	16,119	2,665,760
Nextdoor Holdings, Inc. *	25,528	144,488
Omnicom Group, Inc.	83,839	6,318,107
Outbrain, Inc. *	3,577	45,142
Pinterest, Inc., Class A *	222,899	6,588,894
Playstudios, Inc. *(a)	32,347	150,090
Playtika Holding Corp. *	42,073	716,503
PubMatic, Inc., Class A *	10,574	259,592
QuinStreet, Inc. *	18,824	302,878
Reservoir Media, Inc. *(a)	14,047	91,305
Roku, Inc. *	46,386	7,609,623
Scholastic Corp.	11,997	492,117
Sciplay Corp., Class A *	8,602	107,525
Sinclair Broadcast Group, Inc., Class A	19,082	524,373
Sirius XM Holdings, Inc. (a)	363,708	2,313,183
Skillz, Inc. *(a)	105,094	505,502
Snap, Inc., Class A *	422,901	13,761,199
Stagwell, Inc. *	22,872	170,854
Super League Gaming, Inc. *	8,293	17,747
Take-Two Interactive Software, Inc. *	45,373	7,411,226
SECURITY	NUMBER OF SHARES	VALUE ($)
TechTarget, Inc. *	10,094	837,196
TEGNA, Inc.	85,978	1,664,534
The E.W. Scripps Co., Class A *	24,539	503,049
The Interpublic Group of Cos., Inc.	155,277	5,518,545
The Marcus Corp. *	9,696	163,378
The New York Times Co., Class A	66,121	2,646,824
The Walt Disney Co. *	715,862	102,346,790
Thryv Holdings, Inc. *	6,486	210,341
Townsquare Media, Inc., Class A *	6,851	90,296
TripAdvisor, Inc. *	40,167	1,090,534
TrueCar, Inc. *	41,115	141,436
Twitter, Inc. *	315,128	11,820,451
Urban One, Inc. *	12,502	56,196
ViacomCBS, Inc., Class B	241,936	8,092,759
Vimeo, Inc. *	62,096	909,706
Warner Music Group Corp., Class A	43,795	1,861,287
WideOpenWest, Inc. *	22,985	427,751
World Wrestling Entertainment, Inc., Class A	17,363	867,108
Yelp, Inc. *	28,522	985,150
Zedge, Inc., Class B *	4,350	32,886
Ziff Davis, Inc. *	18,949	1,990,782
ZipRecruiter, Inc., Class A *	4,850	105,196
ZoomInfo Technologies, Inc., Class A *	119,866	6,336,117
Zynga, Inc., Class A *	418,094	3,792,113
		1,431,411,622

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
10X Genomics, Inc., Class A *	35,985	3,464,276
180 Life Sciences Corp. *	7,214	20,632
23andMe Holding Co., Class A *(a)	33,318	155,595
2seventy bio, Inc. *	10,067	187,951
4D Molecular Therapeutics, Inc. *	11,190	176,802
89bio, Inc. *	4,146	24,420
9 Meters Biopharma, Inc. *(a)	107,754	82,238
Aadi Bioscience, Inc. *	8,033	152,627
AbbVie, Inc.	696,416	95,332,386
Abeona Therapeutics, Inc. *	35,285	9,005
Absci Corp. *(a)	5,148	34,646
ACADIA Pharmaceuticals, Inc. *	46,397	1,043,469
AcelRx Pharmaceuticals, Inc. *	48,560	23,338
Aclaris Therapeutics, Inc. *	18,878	206,148
Actinium Pharmaceuticals, Inc. *(a)	7,539	40,786
Acumen Pharmaceuticals, Inc. *	4,363	22,339
Adagio Therapeutics, Inc. *(a)	7,019	50,396
Adamis Pharmaceuticals Corp. *	56,257	33,524
Adaptive Biotechnologies Corp. *	43,198	753,373
Adial Pharmaceuticals, Inc. *	11,609	24,263
Adicet Bio, Inc. *	5,227	65,965
ADMA Biologics, Inc. *	69,227	100,379
Adverum Biotechnologies, Inc. *	32,000	52,800
Aeglea BioTherapeutics, Inc. *	13,223	56,859
Aerie Pharmaceuticals, Inc. *	20,408	150,203
Aerovate Therapeutics, Inc. *	3,663	43,297
Agenus, Inc. *	98,112	270,789
Agilent Technologies, Inc.	119,551	16,655,845
Agios Pharmaceuticals, Inc. *	22,582	697,558
AIkido Pharma, Inc. *	37,539	18,961
Akebia Therapeutics, Inc. *	64,934	129,219
Akero Therapeutics, Inc. *	10,173	178,231
Akouos, Inc. *	10,685	69,132
Alaunos Therapeutics, Inc. *	82,975	89,613
Albireo Pharma, Inc. *	8,505	242,307
Aldeyra Therapeutics, Inc. *	22,201	81,478
Alector, Inc. *	22,141	351,156
Aligos Therapeutics, Inc. *	7,665	24,451
Alkermes plc *	64,312	1,639,956

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Allakos, Inc. *	14,053	94,998
Allogene Therapeutics, Inc. *	28,714	328,775
Allovir, Inc. *	10,910	89,026
Alnylam Pharmaceuticals, Inc. *	47,382	6,519,763
Alpha Teknova, Inc. *	2,787	43,979
Alpine Immune Sciences, Inc. *	5,500	46,750
Altimmune, Inc. *	14,356	115,853
ALX Oncology Holdings, Inc. *	7,977	127,632
Amgen, Inc.	221,807	50,381,242
Amicus Therapeutics, Inc. *	97,562	918,058
Amneal Pharmaceuticals, Inc. *	43,587	193,090
Amphastar Pharmaceuticals, Inc. *	14,857	343,048
Ampio Pharmaceuticals, Inc. *	73,284	37,932
AnaptysBio, Inc. *	7,720	246,808
Anavex Life Sciences Corp. *	30,282	396,089
ANI Pharmaceuticals, Inc. *	4,883	197,371
Anika Therapeutics, Inc. *	5,811	184,790
Anixa Biosciences, Inc. *	9,149	30,009
Annexon, Inc. *	10,658	79,935
Annovis Bio, Inc. *	2,061	31,265
Antares Pharma, Inc. *	63,488	213,955
Apellis Pharmaceuticals, Inc. *	31,995	1,288,439
Applied Genetic Technologies Corp. *	12,820	24,999
Applied Molecular Transport, Inc. *	6,743	63,519
Applied Therapeutics, Inc. *	6,111	18,822
Aptinyx, Inc. *	20,000	64,000
AquaBounty Technologies, Inc. *	21,009	37,186
Aquestive Therapeutics, Inc. *	9,107	24,771
Arbutus Biopharma Corp. *(a)	36,352	102,149
Arcturus Therapeutics Holdings, Inc. *	8,656	226,181
Arcus Biosciences, Inc. *	17,923	552,028
Arcutis Biotherapeutics, Inc. *	11,246	169,927
Ardelyx, Inc. *	50,000	41,310
Arena Pharmaceuticals, Inc. *	24,019	2,209,268
Arrowhead Pharmaceuticals, Inc. *	41,084	2,167,592
Arvinas, Inc. *	17,107	1,222,979
Atara Biotherapeutics, Inc. *	35,390	543,590
Atea Pharmaceuticals, Inc. *	20,179	144,078
Athenex, Inc. *	26,881	27,419
Athersys, Inc. *	99,317	98,324
Athira Pharma, Inc. *	13,857	142,727
Atossa Therapeutics, Inc. *	45,962	62,968
Atreca, Inc., Class A *	11,123	23,581
aTyr Pharma, Inc. *	10,000	56,900
Avalo Therapeutics, Inc. *	20,410	20,061
Avantor, Inc. *	241,176	9,003,100
AVEO Pharmaceuticals, Inc. *	17,180	62,192
Avid Bioservices, Inc. *	24,799	467,957
Avidity Biosciences, Inc. *	16,590	275,726
Avita Medical, Inc. *	10,054	97,222
Avrobio, Inc. *	13,368	25,934
Axsome Therapeutics, Inc. *	11,957	328,100
Beam Therapeutics, Inc. *	18,251	1,263,152
Berkeley Lights, Inc. *	15,991	155,273
BioAtla, Inc. *	6,429	61,461
BioCryst Pharmaceuticals, Inc. *	72,623	1,122,025
BioDelivery Sciences International, Inc. *	35,519	130,000
Biogen, Inc. *	57,828	13,069,128
Biohaven Pharmaceutical Holding Co., Ltd. *	23,075	3,065,975
BioMarin Pharmaceutical, Inc. *	72,718	6,444,996
Biomea Fusion, Inc. *	3,656	26,177
BioNano Genomics, Inc. *(a)	121,204	269,073
Bio-Rad Laboratories, Inc., Class A *	8,511	5,104,302
Bio-Techne Corp.	15,488	5,829,838
Bioxcel Therapeutics, Inc. *	7,800	131,820
Black Diamond Therapeutics, Inc. *	12,026	50,148
SECURITY	NUMBER OF SHARES	VALUE ($)
Bluebird Bio, Inc. *	30,202	238,294
Blueprint Medicines Corp. *	23,262	1,793,500
Bolt Biotherapeutics, Inc. *	4,158	15,967
BrainStorm Cell Therapeutics, Inc. *	11,287	35,215
Bridgebio Pharma, Inc. *	41,357	408,194
Bristol-Myers Squibb Co.	874,115	56,721,322
Brooklyn ImmunoTherapeutics, Inc. *(a)	12,246	33,309
Bruker Corp.	40,213	2,678,186
C4 Therapeutics, Inc. *	14,106	344,610
Cabaletta Bio, Inc. *	4,700	14,194
Calithera Biosciences, Inc. *	46,356	30,131
Cara Therapeutics, Inc. *	16,617	192,425
Cardiff Oncology, Inc. *	16,399	55,429
CareDx, Inc. *	20,646	863,003
Caribou Biosciences, Inc. *(a)	7,373	79,112
CASI Pharmaceuticals, Inc. *	54,063	36,384
Cassava Sciences, Inc. *(a)	14,736	652,068
Catalent, Inc. *	67,648	7,030,657
Catalyst Pharmaceuticals, Inc. *	39,688	228,603
cbdMD, Inc. *	14,316	14,889
Celcuity, Inc. *	4,926	54,777
Celldex Therapeutics, Inc. *	18,028	559,048
CEL-SCI Corp. *(a)	16,481	99,545
Century Therapeutics, Inc. *	4,176	54,413
Cerevel Therapeutics Holdings, Inc. *	22,687	590,769
Charles River Laboratories International, Inc. *	20,000	6,595,200
Checkpoint Therapeutics, Inc. *(a)	33,712	85,291
ChemoCentryx, Inc. *	20,043	538,956
Chimerix, Inc. *	25,859	147,655
Chinook Therapeutics, Inc. *	17,431	224,860
ChromaDex Corp. *	24,667	69,314
Citius Pharmaceuticals, Inc. *(a)	43,030	64,975
Clearside Biomedical, Inc. *	20,216	39,421
Clene, Inc. *(a)	7,741	21,752
Clever Leaves Holdings, Inc. *	6,434	13,061
Clovis Oncology, Inc. *(a)	52,002	106,084
Codexis, Inc. *	22,641	464,140
Codiak Biosciences, Inc. *	6,438	42,620
Cogent Biosciences, Inc. *(a)	15,191	114,844
Coherus Biosciences, Inc. *	26,548	328,133
Collegium Pharmaceutical, Inc. *	14,056	250,900
ContraFect Corp. *	19,650	55,216
Corbus Pharmaceuticals Holdings, Inc. *	44,959	19,782
Corcept Therapeutics, Inc. *	40,131	753,259
CorMedix, Inc. *	13,948	59,000
Cortexyme, Inc. *(a)	6,428	39,082
Corvus Pharmaceuticals, Inc. *	11,217	20,191
Crinetics Pharmaceuticals, Inc. *	15,860	299,595
CTI BioPharma Corp. *	37,496	76,867
Cue Biopharma, Inc. *	12,652	93,498
Cullinan Oncology, Inc. *	9,384	126,496
Curis, Inc. *	29,432	93,888
Cyclerion Therapeutics, Inc. *	15,496	20,455
Cymabay Therapeutics, Inc. *	26,966	80,359
Cyteir Therapeutics, Inc. *(a)	3,380	20,550
Cytek Biosciences, Inc. *	5,624	81,885
Cytokinetics, Inc. *	33,572	1,114,255
CytomX Therapeutics, Inc. *	24,803	114,094
Danaher Corp.	250,751	71,662,128
Dare Bioscience, Inc. *(a)	30,532	47,935
Day One Biopharmaceuticals, Inc. *	4,457	65,741
Deciphera Pharmaceuticals, Inc. *	16,532	139,365
Denali Therapeutics, Inc. *	36,233	1,239,893
DermTech, Inc. *	10,214	130,841
Design Therapeutics, Inc. *(a)	4,758	60,141
DiaMedica Therapeutics, Inc. *	6,742	17,462

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DICE Therapeutics, Inc. *	4,856	82,698
Durect Corp. *	100,516	76,081
Dynavax Technologies Corp. *	44,962	583,157
Dyne Therapeutics, Inc. *	10,151	75,320
Eagle Pharmaceuticals, Inc. *	5,375	246,927
Edgewise Therapeutics, Inc. *	4,640	63,104
Editas Medicine, Inc. *	27,610	525,694
Eiger BioPharmaceuticals, Inc. *	16,477	71,181
Elanco Animal Health, Inc. *	186,164	4,847,711
Eledon Pharmaceuticals, Inc. *	5,554	22,494
Eli Lilly & Co.	312,897	76,781,795
Eliem Therapeutics, Inc. *(a)	2,517	22,754
Emergent BioSolutions, Inc. *	19,456	910,541
Enanta Pharmaceuticals, Inc. *	6,913	410,770
Endo International plc *	90,744	289,473
Enochian Biosciences, Inc. *(a)	7,537	37,007
Entrada Therapeutics, Inc. *(a)	3,500	38,745
Epizyme, Inc. *	35,924	44,187
Equillium, Inc. *	6,993	27,413
Erasca, Inc. *(a)	7,423	87,963
Esperion Therapeutics, Inc. *	23,247	99,730
Eton Pharmaceuticals, Inc. *	5,755	21,294
Evelo Biosciences, Inc. *(a)	10,700	50,397
Evofem Biosciences, Inc. *	67,642	30,567
Evolus, Inc. *	13,267	98,441
Exact Sciences Corp. *	67,684	5,168,350
Exagen, Inc. *	4,095	40,254
Exelixis, Inc. *	125,278	2,267,532
EyePoint Pharmaceuticals, Inc. *	7,477	70,059
Fate Therapeutics, Inc. *	31,930	1,325,414
FibroGen, Inc. *	35,771	539,784
Finch Therapeutics Group, Inc. *	3,679	31,198
Fluidigm Corp. *	27,127	88,705
Foghorn Therapeutics, Inc. *	8,501	130,745
Forma Therapeutics Holdings, Inc. *	12,637	149,622
Fortress Biotech, Inc. *	29,965	62,627
Frequency Therapeutics, Inc. *	11,156	59,908
F-star Therapeutics, Inc. *	7,715	29,934
Fulcrum Therapeutics, Inc. *	10,895	132,483
G1 Therapeutics, Inc. *	15,530	156,542
Galectin Therapeutics, Inc. *	17,413	33,607
Gemini Therapeutics, Inc. *	11,283	22,115
Generation Bio Co. *	16,915	109,947
Geron Corp. *	124,831	139,811
Gilead Sciences, Inc.	493,808	33,914,733
Ginkgo Bioworks Holdings, Inc. *(a)	463,949	2,774,415
Global Blood Therapeutics, Inc. *	23,733	684,697
GlycoMimetics, Inc. *	34,903	41,535
Gossamer Bio, Inc. *	19,746	189,364
Graphite Bio, Inc. *	5,814	54,303
Greenwich Lifesciences, Inc. *	1,259	23,254
Gritstone bio, Inc. *	21,400	116,844
GT Biopharma, Inc. *	7,435	23,272
Halozyme Therapeutics, Inc. *	54,904	1,900,227
Harmony Biosciences Holdings, Inc. *	8,727	312,950
Harpoon Therapeutics, Inc. *	10,228	54,106
Harrow Health, Inc. *	12,577	94,327
Harvard Bioscience, Inc. *	14,274	83,075
Heat Biologics, Inc. *	9,763	28,508
Hepion Pharmaceuticals, Inc. *	31,535	30,907
Heron Therapeutics, Inc. *	40,824	355,577
Homology Medicines, Inc. *	19,308	71,826
Hookipa Pharma, Inc. *	7,000	10,500
Horizon Therapeutics plc *	89,248	8,329,516
Humacyte, Inc. *	22,996	123,718
Humanigen, Inc. *	17,832	46,007
iBio, Inc. *	74,003	35,418
Icosavax, Inc. *	4,633	70,700
Ideaya Biosciences, Inc. *	12,679	210,091
SECURITY	NUMBER OF SHARES	VALUE ($)
IGM Biosciences, Inc. *	3,210	56,817
Ikena Oncology, Inc. *(a)	3,541	34,454
Illumina, Inc. *	61,695	21,520,450
Imago Biosciences, Inc. *	3,499	70,750
Immuneering Corp., Class A *(a)	2,997	29,970
Immunic, Inc. *	6,574	77,507
ImmunityBio, Inc. *	25,226	146,815
ImmunoGen, Inc. *	73,335	414,343
Immunome, Inc. *(a)	4,032	36,127
Immunovant, Inc. *	17,821	124,569
Impel Neuropharma Inc. *(a)	2,871	24,978
Incyte Corp. *	73,750	5,481,837
Infinity Pharmaceuticals, Inc. *	29,948	37,136
Inhibrx, Inc. *	7,931	210,647
Inmune Bio, Inc. *	5,159	52,054
Innoviva, Inc. *	26,333	422,118
Inotiv, Inc. *	6,479	207,263
Inovio Pharmaceuticals, Inc. *(a)	81,574	337,716
Inozyme Pharma, Inc. *	5,930	39,612
Insmed, Inc. *	46,800	1,061,424
Instil Bio, Inc. *	6,618	76,835
Intellia Therapeutics, Inc. *	27,490	2,599,729
Intercept Pharmaceuticals, Inc. *	11,183	183,289
Intra-Cellular Therapies, Inc. *	32,861	1,560,569
Invitae Corp. *	83,900	943,036
Ionis Pharmaceuticals, Inc. *	55,586	1,767,635
Iovance Biotherapeutics, Inc. *	54,425	906,176
IQVIA Holdings, Inc. *	75,429	18,472,562
Ironwood Pharmaceuticals, Inc. *	66,237	738,543
IsoRay, Inc. *	55,471	21,079
iTeos Therapeutics, Inc. *	7,943	290,873
IVERIC bio, Inc. *	43,672	608,788
Janux Therapeutics, Inc. *(a)	4,808	73,226
Jasper Therapeutics, Inc. *	6,500	30,745
Jazz Pharmaceuticals plc *	24,579	3,414,269
Johnson & Johnson	1,037,247	178,707,286
Jounce Therapeutics, Inc. *	16,599	124,161
Kala Pharmaceuticals, Inc. *(a)	16,458	14,560
Kaleido Biosciences, Inc. *	8,510	14,978
KalVista Pharmaceuticals, Inc. *	8,852	111,712
Karuna Therapeutics, Inc. *	8,778	974,885
Karyopharm Therapeutics, Inc. *	32,474	289,019
KemPharm, Inc. *(a)	11,139	80,312
Keros Therapeutics, Inc. *	5,425	251,557
Kezar Life Sciences, Inc. *	13,060	172,131
Kiniksa Pharmaceuticals Ltd., Class A *	12,701	142,632
Kinnate Biopharma, Inc. *	6,937	76,168
Kodiak Sciences, Inc. *	13,152	772,022
Kronos Bio, Inc. *	16,223	147,629
Krystal Biotech, Inc. *	8,676	511,884
Kura Oncology, Inc. *	27,974	394,154
Kymera Therapeutics, Inc. *	14,238	597,996
La Jolla Pharmaceutical Co. *	5,011	23,201
Landos Biopharma, Inc. *	3,611	12,386
Larimar Therapeutics, Inc. *	4,106	39,828
Leap Therapeutics, Inc. *	32,000	62,080
Lexicon Pharmaceuticals, Inc. *	24,980	79,187
Ligand Pharmaceuticals, Inc. *	6,846	853,217
Lineage Cell Therapeutics, Inc. *	45,545	71,961
Lipocine, Inc. *	50,000	51,000
Liquidia Corp. *	20,793	117,688
LogicBio Therapeutics, Inc. *	11,498	17,247
Lyell Immunopharma, Inc. *	9,978	56,675
MacroGenics, Inc. *	24,123	297,919
Madrigal Pharmaceuticals, Inc. *	5,052	290,894
Magenta Therapeutics, Inc. *	19,635	64,206
MannKind Corp. *	94,496	352,470

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maravai LifeSciences Holdings, Inc., Class A *	42,664	1,233,843
Marinus Pharmaceuticals, Inc. *	12,809	130,652
Marker Therapeutics, Inc. *	26,562	16,083
Matinas BioPharma Holdings, Inc. *	78,387	58,790
MediciNova, Inc. *(a)	17,843	43,180
Medpace Holdings, Inc. *	11,429	2,028,190
MEI Pharma, Inc. *	50,519	97,502
Merck & Co., Inc.	995,227	81,091,096
Mersana Therapeutics, Inc. *	26,564	126,710
Mettler-Toledo International, Inc. *	9,035	13,305,664
MiMedx Group, Inc. *	31,423	155,858
Mirati Therapeutics, Inc. *	19,433	2,318,357
Mirum Pharmaceuticals, Inc. *	7,069	134,664
Moderna, Inc. *	139,184	23,568,027
Molecular Templates, Inc. *	15,226	46,896
Moleculin Biotech, Inc. *	20,198	30,499
Monte Rosa Therapeutics, Inc. *(a)	4,528	57,324
Morphic Holding, Inc. *	9,959	422,560
Mustang Bio, Inc. *	31,286	36,917
MyMD Pharmaceuticals, Inc. *	13,965	61,167
Myovant Sciences Ltd. *	16,843	219,970
Myriad Genetics, Inc. *	31,528	828,871
NanoString Technologies, Inc. *	18,579	645,063
Natera, Inc. *	35,147	2,483,136
Nautilus Biotechnology, Inc. *	22,256	87,244
Nektar Therapeutics *	73,818	820,856
NeoGenomics, Inc. *	48,198	1,086,383
Neoleukin Therapeutics, Inc. *	13,687	48,863
Neurocrine Biosciences, Inc. *	37,840	2,990,117
NextCure, Inc. *	10,000	55,700
NGM Biopharmaceuticals, Inc. *	15,070	238,257
Nkarta, Inc. *	5,850	57,973
Novan, Inc. *	4,674	17,154
Novavax, Inc. *	29,813	2,793,478
NRX Pharmaceuticals, Inc. *(a)	12,000	35,640
Nurix Therapeutics, Inc. *	15,286	284,625
Nuvalent, Inc., Class A *(a)	3,544	47,809
Nuvation Bio, Inc. *	43,071	262,733
Ocugen, Inc. *(a)	76,012	269,843
Ocular Therapeutix, Inc. *	27,841	157,580
Olema Pharmaceuticals, Inc. *	11,384	73,199
Omega Therapeutics, Inc. *	3,087	35,068
Omeros Corp. *(a)	23,071	138,426
Oncocyte Corp. *	30,590	52,003
Onconova Therapeutics, Inc. *	7,111	13,866
Oncternal Therapeutics, Inc. *	15,853	29,645
OpGen, Inc. *	22,600	19,886
Opiant Pharmaceuticals, Inc. *	2,300	57,477
OPKO Health, Inc. *	159,773	500,089
Organogenesis Holdings, Inc. *	30,899	237,613
Organon & Co.	99,502	3,175,109
Orgenesis, Inc. *	9,467	29,632
ORIC Pharmaceuticals, Inc. *	12,565	124,268
Otonomy, Inc. *	16,843	33,854
Outlook Therapeutics, Inc. *	34,436	48,899
Ovid therapeutics, Inc. *	19,452	53,688
Oyster Point Pharma, Inc. *(a)	4,006	48,032
Pacific Biosciences of California, Inc. *	87,832	981,962
Pacira BioSciences, Inc. *	17,348	1,088,934
Palatin Technologies, Inc. *	56,900	25,406
Paratek Pharmaceuticals, Inc. *	17,405	70,490
Passage Bio, Inc. *	14,850	74,695
PDS Biotechnology Corp. *	7,907	47,126
PerkinElmer, Inc.	49,808	8,575,443
Perrigo Co., plc	53,173	2,024,296
Personalis, Inc. *	14,193	161,658
Pfizer, Inc.	2,211,282	116,512,449
SECURITY	NUMBER OF SHARES	VALUE ($)
Phathom Pharmaceuticals, Inc. *	6,778	113,870
Phibro Animal Health Corp., Class A	8,185	157,970
Pieris Pharmaceuticals, Inc. *	35,732	130,064
Pliant Therapeutics, Inc. *	9,246	108,456
PLx Pharma, Inc. *	8,708	57,473
PMV Pharmaceuticals, Inc. *	10,467	168,100
Point Biopharma Global, Inc. *(a)	29,078	187,553
Poseida Therapeutics, Inc. *	13,528	64,258
Praxis Precision Medicines, Inc. *	13,673	203,181
Precigen, Inc. *	33,799	87,201
Precision BioSciences, Inc. *	19,968	95,247
Prelude Therapeutics, Inc. *	5,389	53,513
Prestige Consumer Healthcare, Inc. *	20,071	1,133,008
Prometheus Biosciences, Inc. *(a)	4,232	152,056
Protagonist Therapeutics, Inc. *	18,129	530,998
Prothena Corp. plc *	14,317	487,923
Provention Bio, Inc. *	21,027	112,705
PTC Therapeutics, Inc. *	28,121	1,131,027
Puma Biotechnology, Inc. *	12,061	29,670
Quanterix Corp. *	12,834	390,667
Quantum-Si, Inc. *(a)	32,018	153,366
Radius Health, Inc. *	17,803	134,947
Rain Therapeutics, Inc. *	3,166	27,164
Rani Therapeutics Holdings, Inc., Class A *(a)	2,793	57,899
Rapid Micro Biosystems, Inc., Class A *	3,428	24,442
RAPT Therapeutics, Inc. *	7,603	164,377
Reata Pharmaceuticals, Inc., Class A *	10,548	296,610
Recursion Pharmaceuticals, Inc., Class A *	9,451	111,900
Regeneron Pharmaceuticals, Inc. *	41,661	25,354,468
REGENXBIO, Inc. *	14,834	391,618
Relay Therapeutics, Inc. *	30,982	685,632
Relmada Therapeutics, Inc. *	11,539	212,202
Repligen Corp. *	20,204	4,007,261
Replimune Group, Inc. *	11,714	232,289
Revance Therapeutics, Inc. *	25,241	336,463
REVOLUTION Medicines, Inc. *	23,823	512,671
Rhythm Pharmaceuticals, Inc. *	16,923	125,399
Rigel Pharmaceuticals, Inc. *	65,122	166,712
Rocket Pharmaceuticals, Inc. *	16,917	281,499
Roivant Sciences Ltd. *(a)	36,902	256,469
Royalty Pharma plc, Class A	139,786	5,592,838
Rubius Therapeutics, Inc. *	15,779	106,508
SAB Biotherapeutics, Inc. *	10,000	58,100
Sage Therapeutics, Inc. *	19,723	777,481
Sana Biotechnology, Inc. *	34,162	299,259
Sangamo Therapeutics, Inc. *	46,627	281,161
Sarepta Therapeutics, Inc. *	34,427	2,463,940
Satsuma Pharmaceuticals, Inc. *	12,319	64,675
Savara, Inc. *	42,882	52,745
Scholar Rock Holding Corp. *	11,892	211,797
Science 37 Holdings, Inc. *(a)	19,869	160,144
SCYNEXIS, Inc. *(a)	8,875	43,487
Seagen, Inc. *	52,864	7,110,737
Seelos Therapeutics, Inc. *	39,148	44,629
Seer, Inc. *	13,439	211,395
Selecta Biosciences, Inc. *	33,810	84,525
SELLAS Life Sciences Group, Inc. *(a)	4,570	24,404
Seres Therapeutics, Inc. *	29,926	249,583
Sesen Bio, Inc. *	67,895	50,303
Shattuck Labs, Inc. *	11,210	77,461
SIGA Technologies, Inc. *	17,097	111,301
Sigilon Therapeutics, Inc. *	8,164	15,920
Silverback Therapeutics, Inc. *(a)	8,898	43,333

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Singular Genomics Systems, Inc. *	4,713	36,526
Sio Gene Therapies, Inc. *	20,023	23,427
Solid Biosciences, Inc. *	24,532	29,929
SomaLogic, Inc. *	54,391	466,675
Sorrento Therapeutics, Inc. *	120,896	417,091
Sotera Health Co. *	40,114	862,852
Spectrum Pharmaceuticals, Inc. *	58,461	40,999
Spero Therapeutics, Inc. *	12,120	143,864
SpringWorks Therapeutics, Inc. *	10,688	595,108
SQZ Biotechnologies Co. *	7,793	62,500
Statera Biopharma, Inc. *	12,170	17,281
Stoke Therapeutics, Inc. *	9,346	177,107
Supernus Pharmaceuticals, Inc. *	22,037	679,841
Surface Oncology, Inc. *	12,172	45,645
Surrozen, Inc. *(a)	8,548	20,430
Sutro Biopharma, Inc. *	15,860	169,385
Syndax Pharmaceuticals, Inc. *	17,199	281,032
Syneos Health, Inc. *	40,803	3,695,120
Synlogic, Inc. *	25,000	52,250
Syros Pharmaceuticals, Inc. *	20,746	41,077
T2 Biosystems, Inc. *	47,515	19,956
Talaris Therapeutics, Inc. *	3,539	33,373
Tango Therapeutics, Inc. *(a)	24,311	207,373
Tarsus Pharmaceuticals, Inc. *	2,363	47,425
Taysha Gene Therapies, Inc. *	9,484	75,398
TCR2 Therapeutics, Inc. *	13,931	46,530
Tempest Therapeutics, Inc. *	3,628	14,476
Tenaya Therapeutics, Inc. *(a)	4,937	58,849
TFF Pharmaceuticals, Inc. *	11,966	67,010
TG Therapeutics, Inc. *	53,453	618,451
TherapeuticsMD, Inc. *	137,891	41,850
Theravance Biopharma, Inc. *	19,208	174,985
Thermo Fisher Scientific, Inc.	155,349	90,304,374
Theseus Pharmaceuticals, Inc. *(a)	6,000	55,380
Tonix Pharmaceuticals Holding Corp. *	126,272	30,684
Travere Therapeutics, Inc. *	20,515	564,162
Trevena, Inc. *	93,743	50,949
Tricida, Inc. *	15,531	157,640
Turning Point Therapeutics, Inc. *	20,129	749,403
Twist Bioscience Corp. *	19,632	1,166,533
Tyme Technologies, Inc. *	42,998	15,359
Tyra Biosciences, Inc. *(a)	4,200	55,062
Ultragenyx Pharmaceutical, Inc. *	26,748	1,870,488
uniQure N.V. *	14,271	257,592
United Therapeutics Corp. *	17,716	3,576,329
UNITY Biotechnology, Inc. *	12,594	15,239
Vanda Pharmaceuticals, Inc. *	24,287	368,191
Vaxart, Inc. *(a)	53,313	263,899
Vaxcyte, Inc. *	12,360	235,334
VBI Vaccines, Inc. *	95,399	162,178
Ventyx Biosciences, Inc. *(a)	5,000	81,300
Vera Therapeutics, Inc. *	2,054	40,936
Veracyte, Inc. *	28,113	854,916
Verastem, Inc. *	75,269	115,162
Vericel Corp. *	18,920	673,174
Verrica Pharmaceuticals, Inc. *	4,072	33,350
Vertex Pharmaceuticals, Inc. *	100,366	24,393,956
Verve Therapeutics, Inc. *	5,474	157,761
Viatris, Inc.	474,358	7,101,139
Viking Therapeutics, Inc. *	26,681	98,987
Vincerx Pharma, Inc. *	4,112	29,565
Vir Biotechnology, Inc. *	28,698	985,202
Viracta Therapeutics, Inc. *	6,942	18,605
Viridian Therapeutics Inc. *	7,609	152,941
VistaGen Therapeutics, Inc. *	68,749	112,061
Vor BioPharma, Inc. *	3,785	31,226
Voyager Therapeutics, Inc. *	7,809	22,334
Waters Corp. *	23,973	7,674,237
SECURITY	NUMBER OF SHARES	VALUE ($)
WaVe Life Sciences Ltd. *	13,973	30,601
Werewolf Therapeutics, Inc. *	3,384	30,828
West Pharmaceutical Services, Inc.	29,203	11,483,204
XBiotech, Inc.	5,316	57,253
Xencor, Inc. *	24,000	824,880
Xeris Biopharma Holdings, Inc. *(a)	67,010	141,391
XOMA Corp. *(a)	4,338	89,883
Y-mAbs Therapeutics, Inc. *	13,495	133,466
Zentalis Pharmaceuticals, Inc. *	14,595	833,083
Zoetis, Inc.	186,279	37,216,681
Zogenix, Inc. *	20,875	542,959
Zynerba Pharmaceuticals, Inc. *	18,093	47,223
		1,324,450,819

Real Estate 3.5%
Acadia Realty Trust	36,187	716,141
Agree Realty Corp.	27,701	1,811,091
Alexander & Baldwin, Inc.	28,776	660,409
Alexander's, Inc.	799	210,353
Alexandria Real Estate Equities, Inc.	55,567	10,826,674
Alpine Income Property Trust, Inc.	4,623	91,073
Altisource Portfolio Solutions S.A. *	4,891	54,877
American Assets Trust, Inc.	20,223	727,421
American Campus Communities, Inc.	54,742	2,860,817
American Finance Trust, Inc.	54,360	449,014
American Homes 4 Rent, Class A	111,825	4,375,712
American Tower Corp.	179,330	45,101,495
Americold Realty Trust	106,351	3,025,686
Apartment Income REIT Corp.	61,389	3,242,567
Apartment Investment & Management Co., Class A *	58,899	414,060
Apple Hospitality REIT, Inc.	82,304	1,327,564
Armada Hoffler Properties, Inc.	23,407	328,400
Ashford Hospitality Trust, Inc. *	10,863	84,623
AvalonBay Communities, Inc.	54,920	13,413,112
Bluerock Residential Growth REIT, Inc.	12,401	329,247
Boston Properties, Inc.	55,978	6,274,014
Braemar Hotels & Resorts, Inc. *	33,486	179,150
Brandywine Realty Trust	69,309	891,314
Brixmor Property Group, Inc.	116,688	2,959,208
Broadstone Net Lease, Inc.	63,226	1,461,153
BRT Apartments Corp.	5,530	122,711
Camden Property Trust	40,303	6,452,107
CareTrust REIT, Inc.	38,237	811,007
CatchMark Timber Trust, Inc., Class A	18,210	149,322
CBRE Group, Inc., Class A *	131,597	13,336,040
Cedar Realty Trust, Inc.	4,511	107,407
Centerspace	5,650	538,897
Chatham Lodging Trust *	18,505	245,561
City Office REIT, Inc.	16,407	292,537
Clipper Realty, Inc.	10,564	96,872
Community Healthcare Trust, Inc.	9,015	408,740
CorePoint Lodging, Inc. *	15,847	248,956
Corporate Office Properties Trust	45,685	1,154,003
Cousins Properties, Inc.	58,297	2,247,932
Crown Castle International Corp.	170,129	31,050,244
CTO Realty Growth, Inc.	2,566	150,342
CubeSmart	85,583	4,342,481
Cushman & Wakefield plc *	60,804	1,276,276
CyrusOne, Inc.	49,708	4,466,264
DiamondRock Hospitality Co. *	81,438	761,445
Digital Realty Trust, Inc.	111,847	16,690,928
DigitalBridge Group, Inc. *	200,977	1,467,132
Diversified Healthcare Trust	96,357	293,889
Doma Holdings, Inc. *	67,354	269,416
Douglas Elliman, Inc. *	26,736	207,471

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Douglas Emmett, Inc.	70,597	2,204,038
Duke Realty Corp.	149,440	8,634,643
Easterly Government Properties, Inc.	33,638	705,389
EastGroup Properties, Inc.	16,082	3,214,953
Empire State Realty Trust, Inc., Class A	57,511	512,998
EPR Properties	29,832	1,311,713
Equinix, Inc.	35,435	25,686,831
Equity Commonwealth *	49,667	1,293,329
Equity LifeStyle Properties, Inc.	67,362	5,273,771
Equity Residential	134,245	11,911,559
Essential Properties Realty Trust, Inc.	47,805	1,269,223
Essex Property Trust, Inc.	25,583	8,506,347
eXp World Holdings, Inc.	27,365	742,686
Extra Space Storage, Inc.	52,767	10,457,892
Farmland Partners, Inc.	11,255	128,194
Fathom Holdings, Inc. *	1,327	18,976
Federal Realty Investment Trust	27,424	3,496,286
First Industrial Realty Trust, Inc.	51,422	3,125,429
Forestar Group, Inc. *	6,845	136,558
Four Corners Property Trust, Inc.	31,340	848,374
Franklin Street Properties Corp.	36,290	201,410
FRP Holdings, Inc. *	2,400	135,552
Gaming & Leisure Properties, Inc.	88,800	4,011,984
Getty Realty Corp.	15,982	474,186
Gladstone Commercial Corp.	14,107	327,141
Gladstone Land Corp.	12,206	372,039
Global Medical REIT, Inc.	26,096	441,283
Global Net Lease, Inc.	40,979	587,639
Healthcare Realty Trust, Inc.	59,729	1,852,794
Healthcare Trust of America, Inc., Class A	86,962	2,830,613
Healthpeak Properties, Inc.	211,465	7,479,517
Hersha Hospitality Trust *	15,131	136,482
Highwoods Properties, Inc.	41,263	1,779,261
Host Hotels & Resorts, Inc. *	283,378	4,913,775
Hudson Pacific Properties, Inc.	59,823	1,413,617
Independence Realty Trust, Inc.	43,263	994,616
Indus Realty Trust, Inc.	3,226	253,402
Industrial Logistics Properties Trust	24,598	564,032
Innovative Industrial Properties, Inc.	9,487	1,880,229
InvenTrust Properties Corp. (a)	25,890	697,477
Invitation Homes, Inc.	234,895	9,860,892
Iron Mountain, Inc.	113,479	5,210,956
iStar, Inc.	26,743	574,172
JBG SMITH Properties	46,804	1,282,430
Jones Lang LaSalle, Inc. *	19,737	4,949,842
Kennedy-Wilson Holdings, Inc.	47,300	1,062,358
Kilroy Realty Corp.	40,965	2,621,760
Kimco Realty Corp.	242,819	5,890,789
Kite Realty Group Trust	86,444	1,804,951
Lamar Advertising Co., Class A	33,968	3,762,296
Life Storage, Inc.	32,323	4,361,989
LTC Properties, Inc.	15,488	558,652
LXP Industrial Trust	109,726	1,633,820
Marcus & Millichap, Inc. *	10,209	477,883
Medical Properties Trust, Inc.	233,359	5,311,251
Mid-America Apartment Communities, Inc.	45,338	9,370,458
Monmouth Real Estate Investment Corp.	39,250	823,857
National Health Investors, Inc.	18,522	1,071,127
National Retail Properties, Inc.	68,877	3,056,761
National Storage Affiliates Trust	32,307	1,988,819
NETSTREIT Corp.	16,031	362,301
New Century Financial Corp. *(b)	3,600	0
Newmark Group, Inc., Class A	63,798	976,747
NexPoint Residential Trust, Inc.	9,107	722,185
Offerpad Solutions, Inc. *	27,533	100,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Office Properties Income Trust	20,035	510,492
Omega Healthcare Investors, Inc.	94,873	2,986,602
One Liberty Properties, Inc.	6,163	187,972
Opendoor Technologies, Inc. *	149,862	1,488,130
Orion Office REIT, Inc. *	21,078	350,738
Outfront Media, Inc.	56,745	1,409,546
Paramount Group, Inc.	65,064	565,406
Park Hotels & Resorts, Inc. *	92,751	1,688,068
Pebblebrook Hotel Trust	52,469	1,135,954
Pennsylvania Real Estate Investment Trust *	28,232	23,433
Phillips Edison & Co., Inc.	7,413	233,658
Physicians Realty Trust	85,018	1,552,429
Piedmont Office Realty Trust, Inc., Class A	49,325	876,012
Plymouth Industrial REIT, Inc.	13,548	389,505
Postal Realty Trust, Inc., Class A	7,337	131,186
PotlatchDeltic Corp.	26,437	1,422,046
Power REIT *	1,195	74,711
Preferred Apartment Communities, Inc.	20,935	349,196
Prologis, Inc.	291,117	45,652,968
PS Business Parks, Inc.	7,729	1,290,434
Public Storage	60,018	21,518,254
Rafael Holdings, Inc., Class B *	4,182	17,313
Rayonier, Inc.	56,128	2,050,917
RE/MAX Holdings, Inc., Class A	7,179	213,647
Realogy Holdings Corp. *	44,831	739,711
Realty Income Corp.	222,434	15,439,144
Redfin Corp. *	41,349	1,222,690
Regency Centers Corp.	60,551	4,344,534
Retail Opportunity Investments Corp.	46,959	870,150
Retail Value, Inc.	7,532	23,726
Rexford Industrial Realty, Inc.	59,755	4,372,273
RLJ Lodging Trust	68,758	952,298
RPT Realty	33,736	425,748
Ryman Hospitality Properties, Inc. *	21,661	1,914,832
Sabra Health Care REIT, Inc.	90,265	1,228,507
Safehold, Inc.	5,455	337,665
Saul Centers, Inc.	4,700	232,086
SBA Communications Corp.	42,761	13,916,140
Seritage Growth Properties, Class A *	15,766	163,336
Service Properties Trust	69,542	594,584
Simon Property Group, Inc.	129,270	19,028,544
SITE Centers Corp.	71,864	1,064,306
SL Green Realty Corp.	26,400	1,914,528
Spirit Realty Capital, Inc.	47,962	2,276,277
STAG Industrial, Inc.	68,562	2,929,654
STORE Capital Corp.	95,547	3,029,795
Stratus Properties, Inc. *	3,398	124,503
Summit Hotel Properties, Inc. *	40,223	378,901
Sun Communities, Inc.	45,672	8,630,181
Sunstone Hotel Investors, Inc. *	87,253	986,831
Tanger Factory Outlet Centers, Inc.	42,171	717,329
Tejon Ranch Co. *	11,108	193,390
Terreno Realty Corp.	29,469	2,203,397
The Howard Hughes Corp. *	16,537	1,592,678
The Macerich Co.	84,212	1,392,866
The RMR Group, Inc., Class A	6,145	196,701
The St. Joe Co.	13,049	633,007
UDR, Inc.	114,715	6,520,401
UMH Properties, Inc.	17,821	420,576
Uniti Group, Inc.	91,944	1,108,845
Universal Health Realty Income Trust	5,613	327,238
Urban Edge Properties	42,354	772,537
Urstadt Biddle Properties, Inc., Class A	13,328	262,428
Ventas, Inc.	157,808	8,366,980
Veris Residential, Inc. *	32,057	528,940

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc.	247,945	7,096,186
Vornado Realty Trust	62,782	2,574,690
Washington Real Estate Investment Trust	34,512	849,685
Welltower, Inc.	171,278	14,837,813
WeWork, Inc., Class A *(a)	80,428	597,580
Weyerhaeuser Co.	294,544	11,908,414
Whitestone REIT	23,590	240,854
WP Carey, Inc.	73,074	5,670,542
Xenia Hotels & Resorts, Inc. *	46,347	803,657
Zillow Group, Inc., Class A *	14,933	744,559
Zillow Group, Inc., Class C *	66,383	3,351,014
		624,837,777

Retailing 6.0%
1-800-Flowers.com, Inc., Class A *	11,378	193,767
1847 Goedeker, Inc. *	39,276	88,764
1stdibs.com, Inc. *(a)	3,091	31,837
Abercrombie & Fitch Co., Class A *	24,802	967,278
Academy Sports & Outdoors, Inc. *	35,515	1,381,534
Advance Auto Parts, Inc.	24,743	5,728,252
Amazon.com, Inc. *	171,812	513,970,444
American Eagle Outfitters, Inc.	61,153	1,396,123
America's Car-Mart, Inc. *	2,260	214,519
Arhaus, Inc. *	5,100	45,288
Arko Corp. *	25,063	206,018
Asbury Automotive Group, Inc. *	9,302	1,497,343
AutoNation, Inc. *	15,890	1,732,010
AutoZone, Inc. *	8,245	16,377,456
BARK, Inc. *	31,805	119,905
Barnes & Noble Education, Inc. *	11,885	71,548
Bath & Body Works, Inc.	104,450	5,856,511
Bed Bath & Beyond, Inc. *	39,977	649,226
Best Buy Co., Inc.	86,902	8,627,631
Big 5 Sporting Goods Corp. (a)	7,723	152,066
Big Lots, Inc.	13,487	565,240
Boot Barn Holdings, Inc. *	11,614	1,068,140
Brilliant Earth Group, Inc., Class A *	4,000	52,960
Build-A-Bear Workshop, Inc.	6,224	111,036
Burlington Stores, Inc. *	26,320	6,235,998
Caleres, Inc.	17,547	420,777
Camping World Holdings, Inc., Class A	16,515	548,298
CarLotz, Inc. *(a)	25,975	52,729
CarMax, Inc. *	63,819	7,094,758
CarParts.com, Inc. *	17,830	164,036
Carvana Co. *	33,756	5,470,497
Chewy, Inc., Class A *	34,733	1,653,638
Chico's FAS, Inc. *	54,892	258,541
Citi Trends, Inc. *	3,328	162,140
Conn's, Inc. *	9,331	226,463
ContextLogic, Inc., Class A *(a)	140,499	372,322
Designer Brands, Inc., Class A *	25,158	331,331
Destination XL Group, Inc. *	14,000	62,160
Dick's Sporting Goods, Inc.	25,521	2,945,123
Dillard’s, Inc., Class A	1,694	429,802
Dollar General Corp.	91,785	19,135,337
Dollar Tree, Inc. *	88,581	11,623,599
DoorDash, Inc., Class A *	63,865	7,248,039
Duluth Holdings, Inc., Class B *	5,854	88,278
eBay, Inc.	246,256	14,792,598
Etsy, Inc. *	49,999	7,853,843
EVgo, Inc. *(a)	27,046	223,130
Express, Inc. *	28,996	87,568
Five Below, Inc. *	22,073	3,619,972
Floor & Decor Holdings, Inc., Class A *	41,366	4,497,312
Foot Locker, Inc.	35,340	1,578,991
SECURITY	NUMBER OF SHARES	VALUE ($)
Franchise Group, Inc.	10,289	515,170
Funko, Inc., Class A *	9,162	158,319
GameStop Corp., Class A *(a)	24,323	2,649,504
Genesco, Inc. *	6,013	386,816
Genuine Parts Co.	56,163	7,482,596
Group 1 Automotive, Inc.	7,096	1,204,972
Groupon, Inc. *	8,149	248,870
GrowGeneration Corp. *	19,042	160,714
Guess?, Inc.	16,745	385,470
Haverty Furniture Cos., Inc.	6,681	197,223
Hibbett, Inc.	6,401	394,622
iMedia Brands, Inc. *	5,763	31,351
Kirkland's, Inc. *	5,229	88,527
Kohl's Corp.	59,085	3,527,965
Lands' End, Inc. *	4,426	81,129
Lazydays Holdings, Inc. *	2,659	43,182
Leslie's, Inc. *	54,147	1,127,882
Liquidity Services, Inc. *	10,485	199,530
Lithia Motors, Inc.	11,899	3,476,055
LKQ Corp.	105,885	5,812,028
LL Flooring Holdings, Inc. *	10,644	153,699
LMP Automotive Holdings, Inc. *	1,114	8,377
Lowe’s Cos., Inc.	272,732	64,732,940
Macy's, Inc.	122,318	3,131,341
MarineMax, Inc. *	9,246	435,117
Monro, Inc.	13,330	662,901
Murphy USA, Inc.	9,450	1,858,437
National Vision Holdings, Inc. *	31,944	1,305,871
Nordstrom, Inc. *	42,533	956,993
Ollie's Bargain Outlet Holdings, Inc. *	24,154	1,157,943
OneWater Marine, Inc., Class A	4,097	211,856
O'Reilly Automotive, Inc. *	26,499	17,270,723
Overstock.com, Inc. *	17,329	830,752
Party City Holdco, Inc. *	42,981	203,300
Penske Automotive Group, Inc.	11,697	1,188,766
Petco Health & Wellness Co., Inc. *	32,819	615,356
PetMed Express, Inc.	8,051	207,957
Pool Corp.	15,739	7,495,699
Porch Group, Inc. *	28,391	299,525
Poshmark, Inc., Class A *	14,174	224,091
Quotient Technology, Inc. *	36,556	259,913
Qurate Retail, Inc., Class A	138,319	972,383
Remark Holdings, Inc. *(a)	29,048	25,042
Rent the Runway, Inc., Class A *(a)	7,000	40,390
Rent-A-Center, Inc.	24,805	1,045,531
Revolve Group, Inc. *	15,399	759,479
RH *	6,794	2,736,759
Ross Stores, Inc.	140,063	13,691,158
RumbleON, Inc., Class B *	3,322	118,064
Sally Beauty Holdings, Inc. *	43,214	741,984
Shift Technologies, Inc. *(a)	28,940	66,273
Shoe Carnival, Inc.	6,398	218,556
Shutterstock, Inc.	9,075	880,003
Signet Jewelers Ltd.	20,976	1,806,663
Sleep Number Corp. *	9,204	658,086
Sonic Automotive, Inc., Class A	8,473	432,208
Sportsman's Warehouse Holdings, Inc. *	17,402	190,726
Stitch Fix, Inc., Class A *	32,183	528,767
Target Corp.	192,166	42,359,151
The Aaron's Co., Inc.	12,581	266,340
The Buckle, Inc.	11,696	440,237
The Cato Corp., Class A	7,100	117,292
The Children's Place, Inc. *	5,926	419,265
The Container Store Group, Inc. *	13,492	137,618
The Gap, Inc.	83,444	1,507,833
The Home Depot, Inc.	415,808	152,593,220
The ODP Corp. *	18,046	798,175
The RealReall, Inc. *	31,331	296,078

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The TJX Cos., Inc.	473,403	34,070,814
ThredUp, Inc., Class A *	20,108	186,401
Tile Shop Holdings, Inc.	15,152	100,155
Tilly's, Inc., Class A	8,425	111,042
Torrid Holdings, Inc. *(a)	4,414	40,609
Tractor Supply Co.	44,796	9,779,415
TravelCenters of America, Inc. *	4,602	209,759
Tuesday Morning Corp. *	29,118	57,071
Ulta Beauty, Inc. *	21,334	7,760,029
Urban Outfitters, Inc. *	27,584	792,212
Victoria's Secret & Co. *	28,881	1,612,426
Vivid Seats, Inc., Class A	9,000	80,100
Volta, Inc. *	46,753	230,025
Vroom, Inc. *	48,066	385,489
Waitr Holdings, Inc. *	40,686	22,784
Warby Parker, Inc., Class A *	3,953	146,933
Wayfair, Inc., Class A *	30,947	4,825,256
Weyco Group, Inc.	3,066	71,744
Williams-Sonoma, Inc.	29,230	4,692,584
Winmark Corp.	1,391	299,649
Xometry, Inc., Class A *	2,753	142,055
Zumiez, Inc. *	9,480	426,126
		1,079,555,617

Semiconductors & Semiconductor Equipment 5.4%
ACM Research, Inc., Class A *	4,656	370,850
Advanced Micro Devices, Inc. *	476,176	54,403,108
Aehr Test Systems *	10,009	127,615
Allegro MicroSystems, Inc. *	22,342	634,066
Alpha & Omega Semiconductor Ltd. *	8,697	391,626
Ambarella, Inc. *	14,339	2,009,611
Amkor Technology, Inc.	40,052	881,945
Amtech Systems, Inc. *	6,347	56,996
Analog Devices, Inc.	211,568	34,690,805
Applied Materials, Inc.	355,590	49,135,426
Atomera, Inc. *(a)	8,289	117,123
Axcelis Technologies, Inc. *	13,316	833,715
AXT, Inc. *	15,887	118,994
Azenta, Inc.	29,144	2,458,005
Broadcom, Inc.	162,152	95,001,614
CEVA, Inc. *	9,184	345,961
Cirrus Logic, Inc. *	22,641	2,025,011
CMC Materials, Inc.	11,239	2,032,910
Cohu, Inc. *	18,563	612,208
CyberOptics Corp. *	3,541	133,000
Diodes, Inc. *	18,025	1,672,540
eMagin Corp. *	21,824	25,752
Enphase Energy, Inc. *	53,130	7,463,171
Entegris, Inc.	53,356	6,394,183
Everspin Technologies, Inc. *	8,179	83,344
First Solar, Inc. *	39,181	3,071,007
FormFactor, Inc. *	31,076	1,328,188
Ichor Holdings Ltd. *	12,049	511,118
Impinj, Inc. *	8,030	637,502
indie Semiconductor, Inc., Class A *	20,931	165,564
Intel Corp.	1,602,047	78,211,934
inTEST Corp. *	4,563	48,596
KLA Corp.	59,665	23,225,794
Kopin Corp. *	40,189	118,156
Kulicke & Soffa Industries, Inc.	24,359	1,332,194
Lam Research Corp.	55,433	32,701,035
Lattice Semiconductor Corp. *	53,931	2,978,070
MACOM Technology Solutions Holdings, Inc. *	19,260	1,178,905
Marvell Technology, Inc.	324,140	23,143,596
MaxLinear, Inc. *	28,433	1,706,549
Meta Materials, Inc. *(a)	89,040	148,697
Microchip Technology, Inc.	218,655	16,941,389
SECURITY	NUMBER OF SHARES	VALUE ($)
Micron Technology, Inc.	440,440	36,234,999
MKS Instruments, Inc.	21,705	3,371,438
Monolithic Power Systems, Inc.	17,082	6,882,850
Navitas Semiconductor Corp. *	29,003	289,160
NeoPhotonics Corp. *	23,028	353,710
NVE Corp.	1,664	102,952
NVIDIA Corp.	984,789	241,135,434
NXP Semiconductors N.V.	104,634	21,496,009
ON Semiconductor Corp. *	169,558	10,003,922
Onto Innovation, Inc. *	19,218	1,759,216
PDF Solutions, Inc. *	12,413	369,038
Photronics, Inc. *	24,990	446,821
Pixelworks, Inc. *	21,959	73,563
Power Integrations, Inc.	23,624	1,906,693
Qorvo, Inc. *	43,538	5,976,897
QUALCOMM, Inc.	441,172	77,540,391
Rambus, Inc. *	43,512	1,098,678
Semtech Corp. *	25,319	1,800,181
Silicon Laboratories, Inc. *	15,689	2,591,666
SiTime Corp. *	5,876	1,369,637
SkyWater Technology, Inc. *	2,749	27,572
Skyworks Solutions, Inc.	64,919	9,511,932
SMART Global Holdings, Inc. *	8,952	513,487
SolarEdge Technologies, Inc. *	20,849	4,966,649
SunPower Corp. *	33,779	566,812
Synaptics, Inc. *	15,536	3,267,998
Teradyne, Inc.	64,125	7,530,199
Texas Instruments, Inc.	363,746	65,288,769
Ultra Clean Holdings, Inc. *	17,381	876,350
Universal Display Corp.	16,959	2,603,376
Veeco Instruments, Inc. *	21,748	597,852
Wolfspeed, Inc. *	45,559	4,293,480
Xilinx, Inc.	97,705	18,910,803
		983,226,407

Software & Services 14.2%
8x8, Inc. *	44,389	681,371
A10 Networks, Inc.	23,800	352,240
Accenture plc, Class A	248,821	87,978,129
ACI Worldwide, Inc. *	45,896	1,577,446
Adobe, Inc. *	187,380	100,117,134
Affirm Holdings, Inc. *	58,095	3,722,147
AgileThought, Inc. *	8,500	37,825
Agilysys, Inc. *	7,381	280,921
Akamai Technologies, Inc. *	64,135	7,346,664
Alarm.com Holdings, Inc. *	17,809	1,328,017
Alliance Data Systems Corp.	19,619	1,354,496
Altair Engineering, Inc., Class A *	20,318	1,278,409
Alteryx, Inc., Class A *	23,751	1,355,470
American Software, Inc., Class A	13,798	317,216
Amplitude, Inc., Class A *	8,711	342,429
Anaplan, Inc. *	58,448	2,821,869
ANSYS, Inc. *	34,399	11,696,004
Appfolio, Inc., Class A *	7,643	880,932
Appian Corp. *	15,737	887,095
AppLovin Corp., Class A *	11,026	710,295
Asana, Inc., Class A *	32,480	1,704,550
Aspen Technology, Inc. *	26,130	3,923,681
Asure Software, Inc. *	7,413	53,744
Autodesk, Inc. *	86,782	21,677,276
Automatic Data Processing, Inc.	165,905	34,204,634
Avalara, Inc. *	34,195	3,748,456
Avaya Holdings Corp. *	32,667	595,193
AvePoint, Inc. *	34,675	204,236
AvidXchange Holdings, Inc. *	9,796	101,487
Benefitfocus, Inc. *	12,031	134,025
Bentley Systems, Inc., Class B	72,097	2,896,136
BigCommerce Holdings, Inc. *	23,831	779,035

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bill.com Holdings, Inc. *	35,932	6,762,762
Black Knight, Inc. *	60,998	4,550,451
Blackbaud, Inc. *	16,145	1,100,120
Blackline, Inc. *	20,877	1,917,970
Blend Labs, Inc., Class A *	8,162	64,970
Block, Inc. *	194,061	23,731,720
BM Technologies, Inc. *	1,617	15,264
Bottomline Technologies (DE), Inc. *	15,887	895,868
Box, Inc., Class A *	60,266	1,574,751
Brightcove, Inc. *	15,409	145,307
Broadridge Financial Solutions, Inc.	45,820	7,295,460
BTRS Holdings, Inc. *	33,053	211,539
C3.ai, Inc., Class A *	28,125	740,813
Cadence Design Systems, Inc. *	109,169	16,608,972
Cantaloupe, Inc. *	24,663	207,169
Cass Information Systems, Inc.	4,677	190,260
CCC Intelligent Solutions Holdings, Inc. *	23,206	247,376
CDK Global, Inc.	46,627	2,003,562
Cerence, Inc. *	14,933	948,096
Ceridian HCM Holding, Inc. *	53,836	4,081,846
ChannelAdvisor Corp. *	13,238	279,851
Cipher Mining, Inc. *	16,000	48,640
Citrix Systems, Inc.	49,046	4,999,749
Cleanspark, Inc. *(a)	12,567	84,450
Clear Secure, Inc., Class A *	5,091	125,697
Clearwater Analytics Holdings, Inc., Class A *	12,762	217,592
Cloudflare, Inc., Class A *	107,805	10,392,402
Cognizant Technology Solutions Corp., Class A	206,567	17,644,953
CommVault Systems, Inc. *	18,505	1,248,347
Concentrix Corp.	16,880	3,392,711
Conduent, Inc. *	68,566	324,317
Confluent, Inc., Class A *	24,317	1,590,089
Consensus Cloud Solutions, Inc. *	6,148	348,592
CoreCard Corp. *	2,218	82,288
Couchbase, Inc. *	3,231	75,702
Coupa Software, Inc. *	29,431	3,951,700
Crowdstrike Holdings, Inc., Class A *	81,066	14,643,762
CS Disco, Inc. *	4,679	160,583
CSG Systems International, Inc.	13,539	768,609
Cyxtera Technologies, Inc. *	14,196	169,926
Datadog, Inc., Class A *	101,619	14,847,552
Datto Holding Corp. *	10,720	267,035
Digimarc Corp. *(a)	5,752	182,338
Digital Turbine, Inc. *	34,493	1,522,866
DigitalOcean Holdings, Inc. *	7,266	416,632
DocuSign, Inc. *	77,598	9,759,500
Dolby Laboratories, Inc., Class A	25,560	2,245,446
Domo, Inc., Class B *	11,799	554,081
Dropbox, Inc., Class A *	109,851	2,718,812
Duck Creek Technologies, Inc. *	30,427	777,410
DXC Technology Co. *	99,170	2,983,034
Dynatrace, Inc. *	78,215	4,290,875
E2open Parent Holdings, Inc. *	72,014	669,730
Ebix, Inc.	8,770	266,520
eGain Corp. *	7,634	78,859
Elastic N.V. *	28,641	2,670,773
Embark Technology, Inc. *(a)	76,737	300,042
Enfusion, Inc., Class A *	7,152	98,769
Envestnet, Inc. *	21,590	1,596,365
EPAM Systems, Inc. *	22,367	10,649,823
Euronet Worldwide, Inc. *	20,668	2,767,239
Everbridge, Inc. *	14,959	764,704
EverCommerce, Inc. *(a)	7,505	90,210
EVERTEC, Inc.	24,062	1,050,066
Evo Payments, Inc., Class A *	19,138	461,609
Exela Technologies, Inc. *	48,903	33,156
SECURITY	NUMBER OF SHARES	VALUE ($)
ExlService Holdings, Inc. *	13,038	1,571,340
Expensify, Inc., Class A *	3,629	106,148
Fair Isaac Corp. *	10,793	5,342,427
Fastly, Inc., Class A *	41,677	1,194,463
Fidelity National Information Services, Inc.	239,770	28,753,218
Fiserv, Inc. *	233,954	24,728,938
Five9, Inc. *	26,847	3,374,668
FleetCor Technologies, Inc. *	32,000	7,624,320
Flywire Corp. *	4,307	121,414
ForgeRock, Inc., Class A *	4,869	69,335
Fortinet, Inc. *	53,533	15,912,149
Freshworks, Inc., Class A *	13,268	288,579
Gartner, Inc. *	32,343	9,505,284
Genpact Ltd.	68,089	3,387,428
Gitlab, Inc., Class A *(a)	4,002	256,168
Global Payments, Inc.	114,279	17,128,137
GoDaddy, Inc., Class A *	65,496	4,958,702
GreenBox POS *(a)	7,269	27,986
Greenidge Generation Holdings, Inc. *	254	2,944
GreenSky, Inc., Class A *	28,039	295,811
Grid Dynamics Holdings, Inc. *	18,149	483,671
GTY Technology Holdings, Inc. *	16,630	83,982
Guidewire Software, Inc. *	32,724	3,299,888
HubSpot, Inc. *	17,682	8,642,962
I3 Verticals, Inc., Class A *	8,999	208,237
Informatica, Inc., Class A *	11,490	320,801
Information Services Group, Inc.	16,112	104,084
Innodata, Inc. *	7,993	45,320
Intapp, Inc. *	4,153	83,558
InterDigital, Inc.	12,424	857,629
International Business Machines Corp.	353,138	47,168,643
International Money Express, Inc. *	13,887	222,331
Intrusion, Inc. *(a)	4,921	16,338
Intuit, Inc.	111,528	61,923,691
Ipsidy, Inc. *	7,100	49,274
IronNet, Inc. *	13,000	44,330
Jack Henry & Associates, Inc.	29,306	4,917,840
Jamf Holding Corp. *	22,673	749,569
Kaltura, Inc. *	6,083	21,838
KnowBe4, Inc., Class A *	16,422	392,814
Kyndryl Holdings, Inc. *	71,602	1,208,642
Latch, Inc. *(a)	34,810	223,132
Limelight Networks, Inc. *	61,698	263,450
LivePerson, Inc. *	26,344	786,895
LiveRamp Holdings, Inc. *	27,198	1,214,391
LiveVox Holdings, Inc. *	11,916	58,150
Mandiant, Inc. *	94,633	1,428,012
Manhattan Associates, Inc. *	24,844	3,325,866
Marathon Digital Holdings, Inc. *(a)	40,493	953,205
Marin Software, Inc. *(a)	8,505	27,386
Marqeta, Inc., Class A *	92,888	1,096,078
Mastercard, Inc., Class A	341,783	132,058,116
Matterport, Inc. *(a)	71,579	696,464
Maximus, Inc.	24,215	1,872,304
McAfee Corp., Class A	29,733	762,651
MeridianLink, Inc. *	5,337	103,484
Microsoft Corp.	2,957,673	919,777,150
MicroStrategy, Inc., Class A *	3,334	1,226,945
Mimecast Ltd. *	24,266	1,934,243
Mitek Systems, Inc. *	17,884	292,761
Model N, Inc. *	13,056	361,129
Momentive Global, Inc. *	51,553	883,103
MoneyGram International, Inc. *	34,767	304,907
MongoDB, Inc. *	26,052	10,553,926
N-Able, Inc. *	25,933	289,412
nCino, Inc. *	22,269	1,020,588

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NCR Corp. *	53,129	2,022,090
New Relic, Inc. *	23,244	2,443,874
NextNav, Inc. *	7,000	51,660
NortonLifeLock, Inc.	229,236	5,962,428
Nuance Communications, Inc. *	112,535	6,217,559
Nutanix, Inc., Class A *	84,495	2,310,093
Okta, Inc. *	58,190	11,515,219
Olo, Inc., Class A *	21,971	385,591
ON24, Inc. *	3,135	51,602
OneSpan, Inc. *	16,865	270,852
Oracle Corp.	635,173	51,550,641
PagerDuty, Inc. *	29,768	982,939
Palantir Technologies, Inc., Class A *	631,187	8,653,574
Palo Alto Networks, Inc. *	38,699	20,022,863
Paya Holdings, Inc. *	32,804	214,866
Paychex, Inc.	126,184	14,859,428
Paycom Software, Inc. *	19,076	6,396,183
Paycor HCM, Inc. *	11,920	309,205
Paylocity Holding Corp. *	15,632	3,188,615
Paymentus Holdings, Inc., Class A *	4,651	122,228
Payoneer Global, Inc. *	74,139	387,006
PayPal Holdings, Inc. *	462,685	79,554,059
Pegasystems, Inc.	15,941	1,581,666
Perficient, Inc. *	12,992	1,361,821
PFSweb, Inc. *	6,123	71,578
Phunware, Inc. *(a)	26,099	58,201
Ping Identity Holding Corp. *	22,906	453,310
Progress Software Corp.	16,934	770,666
PROS Holdings, Inc. *	15,941	441,725
PTC, Inc. *	41,363	4,808,862
Q2 Holdings, Inc. *	22,294	1,454,683
Qualtrics International, Inc., Class A *	37,021	1,083,605
Qualys, Inc. *	13,100	1,678,634
Quantum Computing, Inc. *	9,386	25,248
Rackspace Technology, Inc. *	24,535	306,933
Rapid7, Inc. *	22,105	2,129,375
Rekor Systems, Inc. *	11,734	54,563
Repay Holdings Corp. *	28,452	509,006
Rimini Street, Inc. *	10,222	52,643
RingCentral, Inc., Class A *	32,577	5,749,515
Riot Blockchain, Inc. *(a)	34,163	544,558
Sabre Corp. *	126,525	1,157,704
SailPoint Technologies Holding, Inc. *	36,354	1,406,536
salesforce.com, Inc. *	385,537	89,687,472
SecureWorks Corp., Class A *	4,602	67,880
SEMrush Holdings, Inc., Class A *	7,863	142,792
SentinelOne, Inc., Class A *	17,291	773,772
ServiceNow, Inc. *	78,386	45,916,951
ServiceSource International, Inc. *	26,733	27,535
Shift4 Payments, Inc., Class A *	18,815	991,927
ShotSpotter, Inc. *	3,910	103,107
Smartsheet, Inc., Class A *	49,697	3,092,147
Smith Micro Software, Inc. *	24,721	103,334
Snowflake, Inc., Class A *	91,057	25,122,626
SolarWinds Corp.	17,754	241,454
Splunk, Inc. *	63,991	7,929,765
Sprinklr, Inc., Class A *	6,661	74,936
Sprout Social, Inc., Class A *	18,134	1,248,526
SPS Commerce, Inc. *	14,263	1,766,473
Squarespace, Inc., Class A *	10,840	359,238
SRAX, Inc. *(a)	9,789	48,945
SRAX, Inc. *(b)	9,789	587
SS&C Technologies Holdings, Inc.	86,782	6,931,278
Sumo Logic, Inc. *	36,601	435,918
Switch, Inc., Class A	51,306	1,314,973
Synchronoss Technologies, Inc. *	37,860	77,234
Synopsys, Inc. *	59,990	18,626,895
TaskUS, Inc., Class A *	10,367	331,744
Telos Corp. *	20,118	235,179
SECURITY	NUMBER OF SHARES	VALUE ($)
Tenable Holdings, Inc. *	35,724	1,836,214
Teradata Corp. *	42,321	1,707,229
The Hackett Group, Inc.	11,302	216,320
The Trade Desk, Inc., Class A *	172,340	11,984,524
The Western Union Co.	157,025	2,969,343
Thoughtworks Holding, Inc. *	14,092	301,851
Toast, Inc., Class A *(a)	30,376	695,003
TTEC Holdings, Inc.	7,518	602,117
Tucows, Inc., Class A *(a)	3,871	305,809
Twilio, Inc., Class A *	66,322	13,670,291
Tyler Technologies, Inc. *	16,116	7,635,761
UiPath, Inc., Class A *	101,931	3,723,539
Unisys Corp. *	28,075	512,369
Unity Software, Inc. *	63,211	6,646,637
Upland Software, Inc. *	9,814	192,354
Usio, Inc. *	7,533	25,763
Varonis Systems, Inc. *	43,134	1,607,173
Verb Technology Co., Inc. *(a)	19,826	25,774
Verint Systems, Inc. *	25,892	1,329,036
VeriSign, Inc. *	38,106	8,275,861
Veritone, Inc. *	11,260	177,570
Verra Mobility Corp. *	51,812	820,702
Vertex, Inc., Class A *	11,875	172,306
Viant Technology, Inc., Class A *	3,698	29,547
VirnetX Holding Corp. *	26,091	58,966
Visa, Inc., Class A	660,709	149,432,555
VMware, Inc., Class A	79,362	10,196,430
Vonage Holdings Corp. *	98,140	2,045,238
WEX, Inc. *	17,546	2,824,555
WM Technology, Inc. *	18,000	91,260
Workday, Inc., Class A *	75,241	19,036,725
Workiva, Inc. *	18,160	2,147,965
Xperi Holding Corp.	42,590	718,493
Yext, Inc. *	44,378	359,462
Zendesk, Inc. *	47,606	4,689,667
Zeta Global Holdings Corp., Class A *	9,472	87,711
Zoom Video Communications, Inc., Class A *	85,600	13,206,368
Zscaler, Inc. *	31,221	8,027,231
Zuora, Inc., Class A *	45,113	750,229
		2,555,966,936

Technology Hardware & Equipment 7.9%
3D Systems Corp. *	49,708	889,773
908 Devices, Inc. *	5,331	84,336
ADTRAN, Inc.	18,881	362,704
Advanced Energy Industries, Inc.	15,124	1,303,386
Aeva Technologies, Inc. *(a)	37,597	196,632
AEye, Inc. *	40,414	116,796
Airgain, Inc. *	3,401	32,480
Akoustis Technologies, Inc. *	18,746	113,413
Alpine 4 Holdings, Inc. *	57,587	92,139
Amphenol Corp., Class A	235,233	18,722,194
Apple Inc.	6,139,971	1,073,144,131
Applied Optoelectronics, Inc. *	10,991	45,063
Arista Networks, Inc. *	88,375	10,985,896
Arlo Technologies, Inc. *	36,675	318,706
Arrow Electronics, Inc. *	27,238	3,377,512
AstroNova, Inc. *	4,559	62,641
Aviat Networks, Inc. *	3,200	92,864
Avid Technology, Inc. *	13,429	421,133
Avnet, Inc.	38,767	1,564,636
Badger Meter, Inc.	11,687	1,182,374
Bel Fuse, Inc., Class B	5,450	67,689
Belden, Inc.	17,801	995,966
Benchmark Electronics, Inc.	13,708	330,911
Boxlight Corp., Class A *(a)	18,333	20,533
CalAmp Corp. *	14,173	84,188

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Calix, Inc. *	21,722	1,092,182
Cambium Networks Corp. *	4,423	106,948
Casa Systems, Inc. *	13,736	60,850
CDW Corp.	53,363	10,088,275
Ciena Corp. *	61,105	4,051,873
Cisco Systems, Inc.	1,661,860	92,515,746
Clearfield, Inc. *	4,833	311,584
Cognex Corp.	70,127	4,660,640
Coherent, Inc. *	9,755	2,521,472
CommScope Holding Co., Inc. *	83,786	786,751
Comtech Telecommunications Corp.	11,209	227,879
Corning, Inc.	302,089	12,699,822
Corsair Gaming, Inc. *(a)	12,529	244,817
CPI Card Group, Inc. *	1,664	23,612
CTS Corp.	12,607	422,965
Daktronics, Inc. *	14,170	69,433
Dell Technologies, Inc., Class C *	114,936	6,529,514
Diebold Nixdorf, Inc. *	28,307	264,387
Digi International, Inc. *	12,746	284,746
DZS, Inc. *	6,832	100,020
Eastman Kodak Co. *(a)	24,148	94,902
EMCORE Corp. *	11,147	64,764
ePlus, Inc. *	11,248	517,071
Evolv Technologies Holdings, Inc. *	21,918	70,138
Extreme Networks, Inc. *	51,702	656,098
F5, Inc. *	23,881	4,958,173
Fabrinet *	14,513	1,642,291
FARO Technologies, Inc. *	7,447	404,447
Focus Universal, Inc. *	7,000	54,880
Genasys, Inc. *	20,918	80,953
Harmonic, Inc. *	43,209	464,929
Hewlett Packard Enterprise Co.	513,489	8,385,275
HP, Inc.	454,913	16,708,954
Identiv, Inc. *	8,288	160,124
II-VI, Inc. *	41,702	2,643,907
Immersion Corp. *	13,101	67,732
Infinera Corp. *	81,710	687,998
Inseego Corp. *(a)	33,215	151,460
Insight Enterprises, Inc. *	13,923	1,310,850
IonQ, Inc. *(a)	43,713	500,077
IPG Photonics Corp. *	14,219	2,196,409
Iteris, Inc. *	14,737	58,653
Itron, Inc. *	17,960	1,113,520
Jabil, Inc.	56,604	3,480,580
Juniper Networks, Inc.	127,634	4,444,216
Keysight Technologies, Inc. *	72,402	12,222,906
Kimball Electronics, Inc. *	9,413	186,283
Knowles Corp. *	35,698	757,155
KVH Industries, Inc. *	10,362	93,258
Lantronix Inc. *	6,756	48,846
Lightwave Logic, Inc. *(a)	38,703	279,049
Littelfuse, Inc.	9,678	2,612,770
Lumentum Holdings, Inc. *	28,640	2,906,387
Luna Innovations, Inc. *	11,699	85,286
Methode Electronics, Inc.	16,034	705,977
MicroVision, Inc. *	62,655	213,654
MICT, Inc. *	40,861	27,066
Mirion Technologies, Inc. *	39,936	335,862
Motorola Solutions, Inc.	66,440	15,410,094
Napco Security Technologies, Inc. *	12,442	258,669
National Instruments Corp.	52,565	2,166,729
NetApp, Inc.	87,750	7,591,253
NETGEAR, Inc. *	11,235	310,872
NetScout Systems, Inc. *	28,483	898,639
nLight, Inc. *	17,442	360,875
Novanta, Inc. *	14,300	1,974,830
Ondas Holdings, Inc. *	14,133	70,524
OSI Systems, Inc. *	6,907	572,867
Ouster, Inc. *(a)	26,558	93,484
SECURITY	NUMBER OF SHARES	VALUE ($)
PAR Technology Corp. *	10,184	381,900
PC Connection, Inc.	4,382	189,960
Plantronics, Inc. *	16,257	433,249
Plexus Corp. *	11,573	897,139
Powerfleet, Inc. *	18,212	65,017
Pure Storage, Inc., Class A *	105,864	2,804,337
Quantum Corp. *	25,215	127,084
Resonant, Inc. *	15,910	23,229
Ribbon Communications, Inc. *	56,708	255,186
Rogers Corp. *	7,337	2,002,634
Sanmina Corp. *	25,510	964,788
ScanSource, Inc. *	10,049	313,328
Seagate Technology Holdings plc	80,628	8,639,290
SmartRent, Inc. *(a)	34,326	263,624
Soluna Holdings, Inc. *	5,346	48,595
Super Micro Computer, Inc. *	17,581	712,382
TD SYNNEX Corp.	16,421	1,717,144
TE Connectivity Ltd.	128,362	18,357,050
Teledyne Technologies, Inc. *	18,324	7,722,284
TransAct Technologies, Inc. *	3,819	34,333
Trimble, Inc. *	98,884	7,135,469
TTM Technologies, Inc. *	43,639	587,381
Turtle Beach Corp. *	6,086	123,668
Ubiquiti, Inc.	2,406	697,836
Velodyne Lidar, Inc. *(a)	38,198	149,354
ViaSat, Inc. *	29,175	1,284,284
Viavi Solutions, Inc. *	95,006	1,563,799
Vishay Intertechnology, Inc.	53,158	1,100,902
Vishay Precision Group, Inc. *	5,394	172,770
Vislink Technologies, Inc. *	17,989	16,906
Vontier Corp.	66,712	1,875,274
Wayside Technology Group, Inc.	2,333	74,446
Western Digital Corp. *	122,854	6,356,466
Wrap Technologies, Inc. *(a)	10,465	28,046
Xerox Holdings Corp.	53,776	1,135,211
Zebra Technologies Corp., Class A *	21,083	10,733,777
		1,431,761,490

Telecommunication Services 1.1%
Anterix, Inc. *	7,049	361,332
AST SpaceMobile, Inc. *(a)	15,424	88,688
AT&T, Inc.	2,812,716	71,724,258
ATN International, Inc.	4,776	189,512
Bandwidth, Inc., Class A *	9,570	599,178
Cogent Communications Holdings, Inc.	17,254	1,097,527
Consolidated Communications Holdings, Inc. *	28,849	207,424
EchoStar Corp., Class A *	16,776	397,423
Frontier Communications Parent, Inc. *	81,523	2,173,403
Globalstar, Inc. *	252,155	269,806
Gogo, Inc. *(a)	25,883	322,243
IDT Corp., Class B *	6,600	247,698
Iridium Communications, Inc. *	52,294	1,876,309
KORE Group Holdings, Inc. *(a)	12,000	63,240
Liberty Global plc, Class A *	68,639	1,861,490
Liberty Global plc, Class C *	129,748	3,508,386
Liberty Latin America Ltd., Class A *	19,100	208,954
Liberty Latin America Ltd., Class C *	61,828	668,361
Lumen Technologies, Inc.	366,304	4,527,517
Ooma, Inc. *	9,017	162,667
Radius Global Infrastructure, Inc., Class A *	21,757	299,376
Shenandoah Telecommunications Co.	19,247	438,254
Spok Holdings, Inc.	9,091	89,819

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Telephone & Data Systems, Inc.	38,447	761,251
T-Mobile US, Inc. *	231,024	24,989,866
United States Cellular Corp. *	7,567	231,701
Verizon Communications, Inc.	1,630,875	86,811,476
		204,177,159

Transportation 1.8%
Air T, Inc. *	1,364	30,963
Air Transport Services Group, Inc. *	22,220	596,607
Alaska Air Group, Inc. *	49,274	2,697,259
Allegiant Travel Co. *	6,136	1,096,258
AMERCO	3,847	2,342,631
American Airlines Group, Inc. *	257,200	4,236,084
ArcBest Corp.	10,126	895,543
Atlas Air Worldwide Holdings, Inc. *	10,362	832,379
Avis Budget Group, Inc. *	15,685	2,763,383
Bird Global, Inc., Class A *(a)	63,606	224,529
Blade Air Mobility, Inc. *(a)	18,079	110,463
C.H. Robinson Worldwide, Inc.	51,019	5,339,138
Covenant Logistics Group, Inc. *	5,112	111,033
CSX Corp.	873,075	29,876,627
Daseke, Inc. *	21,096	235,853
Delta Air Lines, Inc. *	251,326	9,975,129
Eagle Bulk Shipping, Inc.	4,815	215,808
Expeditors International of Washington, Inc.	66,783	7,645,318
FedEx Corp.	96,203	23,652,470
Forward Air Corp.	10,874	1,155,906
Frontier Group Holdings, Inc. *	11,140	145,711
Genco Shipping & Trading Ltd.	14,965	232,855
GXO Logistics, Inc. *	38,453	3,122,768
Hawaiian Holdings, Inc. *	20,177	345,027
Heartland Express, Inc.	18,164	271,733
Hertz Global Holdings, Inc. *(a)	21,870	421,216
Hub Group, Inc., Class A *	13,494	1,021,766
HyreCar, Inc. *	6,951	23,633
JB Hunt Transport Services, Inc.	33,068	6,366,913
JetBlue Airways Corp. *	125,494	1,835,977
Joby Aviation, Inc. *(a)	108,106	448,640
Kirby Corp. *	23,935	1,560,083
Knight-Swift Transportation Holdings, Inc.	65,504	3,706,216
Landstar System, Inc.	15,023	2,403,680
Lyft, Inc., Class A *	116,249	4,477,912
Marten Transport Ltd.	26,780	446,958
Matson, Inc.	16,723	1,633,168
Mesa Air Group, Inc. *	10,446	52,230
Norfolk Southern Corp.	95,772	26,049,026
Old Dominion Freight Line, Inc.	36,643	11,063,621
P.A.M. Transportation Services, Inc. *	1,768	123,459
Pangaea Logistics Solutions Ltd.	11,475	45,900
Radiant Logistics, Inc. *	16,850	104,639
Ryder System, Inc.	21,181	1,550,237
Saia, Inc. *	10,432	2,965,609
Schneider National, Inc., Class B	14,302	366,131
SkyWest, Inc. *	20,970	800,006
Southwest Airlines Co. *	233,701	10,460,457
Spirit Airlines, Inc. *	43,660	937,380
Sun Country Airlines Holdings, Inc. *	11,739	312,023
TuSimple Holdings, Inc., Class A *	14,164	265,717
Uber Technologies, Inc. *	658,423	24,625,020
Union Pacific Corp.	253,200	61,920,060
United Airlines Holdings, Inc. *	127,492	5,466,857
United Parcel Service, Inc., Class B	287,176	58,069,859
Universal Logistics Holdings, Inc.	3,300	56,199
US Xpress Enterprises, Inc., Class A *	8,327	37,555
USA Truck, Inc. *	3,572	67,404
Werner Enterprises, Inc.	23,764	1,059,637
SECURITY	NUMBER OF SHARES	VALUE ($)
Wheels Up Experience, Inc. *(a)	67,393	257,441
XPO Logistics, Inc. *	38,628	2,556,015
Yellow Corp. *	13,029	136,023
		331,846,142

Utilities 2.5%
ALLETE, Inc.	20,638	1,317,324
Alliant Energy Corp.	98,747	5,910,995
Ameren Corp.	101,173	8,978,092
American Electric Power Co., Inc.	198,060	17,904,624
American States Water Co.	14,751	1,360,485
American Water Works Co., Inc.	71,393	11,479,994
Artesian Resources Corp., Class A	3,837	184,943
Atmos Energy Corp.	52,210	5,597,956
Avangrid, Inc.	28,183	1,316,710
Avista Corp.	28,865	1,283,338
Black Hills Corp.	25,063	1,697,768
Cadiz, Inc. *	12,851	36,111
California Water Service Group	20,297	1,260,241
CenterPoint Energy, Inc.	248,148	7,037,477
Chesapeake Utilities Corp.	7,111	968,589
Clearway Energy, Inc., Class A	14,609	450,688
Clearway Energy, Inc., Class C	31,992	1,077,491
CMS Energy Corp.	113,965	7,337,067
Consolidated Edison, Inc.	139,526	12,062,023
Dominion Energy, Inc.	318,696	25,706,019
DTE Energy Co.	76,135	9,168,938
Duke Energy Corp.	302,775	31,809,541
Edison International	149,535	9,389,303
Entergy Corp.	78,977	8,827,259
Essential Utilities, Inc.	90,859	4,428,468
Evergy, Inc.	90,561	5,882,843
Eversource Energy	135,271	12,105,402
Exelon Corp.	384,878	22,303,680
FirstEnergy Corp.	213,775	8,969,999
Genie Energy Ltd., Class B *	11,877	59,741
Global Water Resources, Inc.	4,694	72,100
Hawaiian Electric Industries, Inc.	43,278	1,839,315
IDACORP, Inc.	19,981	2,202,306
MDU Resources Group, Inc.	79,450	2,333,446
MGE Energy, Inc.	14,483	1,121,419
Middlesex Water Co.	7,030	711,717
Montauk Renewables, Inc. *	23,000	248,170
National Fuel Gas Co.	36,090	2,191,746
New Jersey Resources Corp.	37,868	1,522,672
NextEra Energy, Inc.	772,810	60,371,917
NiSource, Inc.	154,330	4,503,349
Northwest Natural Holding Co.	13,100	620,154
NorthWestern Corp.	21,473	1,248,011
NRG Energy, Inc.	95,877	3,828,369
OGE Energy Corp.	78,798	2,988,020
ONE Gas, Inc.	20,839	1,623,150
Ormat Technologies, Inc.	17,702	1,206,568
Otter Tail Corp.	16,745	1,061,633
PG&E Corp. *	596,157	7,624,848
Pinnacle West Capital Corp.	44,871	3,123,470
PNM Resources, Inc.	33,239	1,489,440
Portland General Electric Co.	35,417	1,860,809
PPL Corp.	294,597	8,743,639
Public Service Enterprise Group, Inc.	199,359	13,263,354
Pure Cycle Corp. *	8,000	102,560
RGC Resources, Inc.	3,883	87,678
Sempra Energy	125,570	17,348,751
SJW Group	10,924	752,227
South Jersey Industries, Inc.	44,952	1,124,699
Southwest Gas Holdings, Inc.	24,099	1,643,070
Spire, Inc.	20,178	1,330,134
Sunnova Energy International, Inc. *	37,364	734,576

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The AES Corp.	263,299	5,839,972
The Southern Co.	417,102	28,984,418
The York Water Co.	4,611	209,432
UGI Corp.	81,595	3,700,333
Unitil Corp.	6,060	284,456
Vistra Corp.	191,974	4,186,953
WEC Energy Group, Inc.	124,416	12,073,329
Xcel Energy, Inc.	211,800	14,753,988
		444,869,307
Total Common Stocks (Cost $8,816,850,991)		17,966,962,243

PREFERRED STOCKS 0.0% OF NET ASSETS

Semiconductors & Semiconductor Equipment 0.0%
Meta Materials, Inc. *	48,543	63,106
Total Preferred Stocks (Cost $13,735)		63,106

RIGHTS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
ZAGG, Inc. CVR *(b)	8,000	720

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Adicet Bio, Inc. CVR *(b)	780	0
Aduro Biotech, Inc. CVR *(b)	5,747	11,981
Elanco Animal Health, Inc. CVR *(b)	16,000	97
F-star Therapeutics, Inc. Agonist CVR *(b)	975	388
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	389
		12,855
Total Rights (Cost $1,123)		15,141

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)(e)	46,857,097	46,857,097

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
Time Deposits 0.4%
DnB Bank ASA
0.01%, 02/01/22 (f)	32,133,669	32,133,669
Skandinaviska Enskilda Banken AB
0.01%, 02/01/22 (f)	35,633,901	35,633,901
		67,767,570
Total Short-Term Investments (Cost $114,624,666)		114,624,667
Total Investments in Securities (Cost $8,931,490,515)		18,081,665,157

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/18/22	126	12,753,720	(324,108)
S&P 500 Index, e-mini, expires 03/18/22	316	71,167,150	(534,750)
Net Unrealized Depreciation			(858,858)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $43,349,164.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
(f)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$46,634,301	$1,834,169	$—	$—	$3,301,103	$51,769,573	590,303	$102,691

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,359,235,529	$—	$—	$14,359,235,529
Automobiles & Components	426,907,937	—	14,064	426,922,001
Real Estate	624,837,777	—	0*	624,837,777
Software & Services	2,555,966,349	—	587	2,555,966,936
Preferred Stocks[1]	63,106	—	—	63,106
Rights[1]
Consumer Durables & Apparel	—	—	720	720
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	12,855*	12,855
Short-Term Investments[1]	46,857,097	—	—	46,857,097
Time Deposits	—	67,767,570	—	67,767,570
Liabilities
Futures Contracts[2]	(858,858)	—	—	(858,858)
Total	$18,013,008,937	$67,767,570	$29,792	$18,080,806,299

*	Level 3 amount shown includes securities determined to have no value at January 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Automobiles & Components 3.5%
Aptiv plc *	1,974	269,609
QuantumScape Corp. *	6,899	115,144
Rivian Automotive, Inc., Class A *	1,403	92,233
Tesla, Inc. *	32,265	30,223,271
Thor Industries, Inc.	866	81,915
		30,782,172

Banks 0.1%
Citizens Financial Group, Inc.	2,973	153,020
Rocket Cos., Inc., Class A	5,274	66,663
Synovus Financial Corp.	443	22,044
UWM Holdings Corp.	1,611	8,329
Western Alliance Bancorp	2,118	210,085
		460,141

Capital Goods 3.1%
3M Co.	3,367	558,989
Advanced Drainage Systems, Inc.	2,413	272,886
AGCO Corp.	237	27,776
Allegion plc	2,717	333,457
Allison Transmission Holdings, Inc.	3,153	119,783
Armstrong World Industries, Inc.	916	90,702
Axon Enterprise, Inc. *	2,587	361,999
BWX Technologies, Inc.	2,782	123,827
Carlisle Cos., Inc.	780	174,283
Carrier Global Corp.	16,221	773,417
Caterpillar, Inc.	18,610	3,751,032
Core & Main, Inc., Class A *	1,150	27,658
Deere & Co.	11,126	4,187,826
Donaldson Co., Inc.	615	34,231
Fastenal Co.	20,284	1,149,697
Fluence Energy, Inc. *	541	10,117
Fortune Brands Home & Security, Inc.	1,376	129,578
Generac Holdings, Inc. *	2,443	689,854
Graco, Inc.	4,149	301,051
HEICO Corp.	575	78,424
HEICO Corp., Class A	1,013	111,126
Honeywell International, Inc.	5,991	1,225,040
Howmet Aerospace, Inc.	1,117	34,728
Illinois Tool Works, Inc.	11,253	2,632,302
Lincoln Electric Holdings, Inc.	2,280	291,475
Lockheed Martin Corp.	8,635	3,360,138
Nordson Corp.	395	91,853
Northrop Grumman Corp.	516	190,868
Parker-Hannifin Corp.	852	264,129
Plug Power, Inc. *	20,399	446,126
Regal Rexnord Corp.	558	88,432
Rockwell Automation, Inc.	2,808	812,130
SiteOne Landscape Supply, Inc. *	916	164,990
Spirit AeroSystems Holdings, Inc., Class A	1,231	53,955
SECURITY	NUMBER OF SHARES	VALUE ($)
The AZEK Co., Inc. *	2,451	80,957
The Middleby Corp. *	662	122,602
The Toro Co.	4,011	387,382
Trane Technologies plc	4,633	801,972
TransDigm Group, Inc. *	593	365,401
Trex Co., Inc. *	4,609	421,585
United Rentals, Inc. *	999	319,800
Vertiv Holdings Co.	12,808	267,175
Virgin Galactic Holdings, Inc. *	6,513	59,920
W.W. Grainger, Inc.	1,518	751,577
Xylem, Inc.	4,703	493,909
		27,036,159

Commercial & Professional Services 0.8%
Booz Allen Hamilton Holding Corp.	5,311	407,513
Cintas Corp.	3,263	1,277,562
Copart, Inc. *	8,335	1,077,299
CoStar Group, Inc. *	12,117	850,129
Equifax, Inc.	1,845	442,357
IAA, Inc. *	5,371	246,690
LegalZoom.com, Inc. *	422	6,701
MSA Safety, Inc.	426	58,532
Robert Half International, Inc.	3,791	429,369
Rollins, Inc.	8,373	258,307
TransUnion	5,212	537,462
Verisk Analytics, Inc.	4,029	790,208
Waste Management, Inc.	2,678	402,878
		6,785,007

Consumer Durables & Apparel 1.4%
Brunswick Corp.	388	35,226
Columbia Sportswear Co.	87	8,080
D.R. Horton, Inc.	5,405	482,234
Deckers Outdoor Corp. *	151	48,355
Hanesbrands, Inc.	8,362	134,628
Lululemon Athletica, Inc. *	4,546	1,517,273
Mattel, Inc. *	13,915	291,102
NIKE, Inc., Class B	49,423	7,318,064
NVR, Inc. *	84	447,486
Peloton Interactive, Inc., Class A *	10,731	293,278
Polaris, Inc.	1,571	176,879
PulteGroup, Inc.	2,927	154,224
Skechers U.S.A., Inc., Class A *	578	24,276
Tapestry, Inc.	1,083	41,100
Tempur Sealy International, Inc.	7,088	282,173
Toll Brothers, Inc.	1,792	105,674
TopBuild Corp. *	1,087	252,891
VF Corp.	8,295	540,917
YETI Holdings, Inc. *	3,404	223,234
		12,377,094

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 2.4%
Booking Holdings, Inc. *	1,635	4,015,773
Boyd Gaming Corp. *	673	40,017
Bright Horizons Family Solutions, Inc. *	1,904	244,493
Caesars Entertainment, Inc. *	5,052	384,659
Chegg, Inc. *	4,299	113,795
Chipotle Mexican Grill, Inc. *	1,118	1,660,878
Choice Hotels International, Inc.	1,387	198,896
Churchill Downs, Inc.	1,465	308,090
Darden Restaurants, Inc.	3,523	492,762
Domino’s Pizza, Inc.	982	446,466
DraftKings, Inc., Class A *	12,215	269,829
Expedia Group, Inc. *	5,781	1,059,600
Frontdoor, Inc. *	2,345	85,124
H&R Block, Inc.	5,595	127,902
Hilton Worldwide Holdings, Inc. *	7,318	1,061,915
Las Vegas Sands Corp. *	13,190	577,722
Marriott International, Inc., Class A *	10,845	1,747,346
McDonald’s Corp.	5,300	1,375,085
Mister Car Wash, Inc. *	2,421	41,641
Penn National Gaming, Inc. *	389	17,742
Planet Fitness, Inc., Class A *	2,286	202,631
Six Flags Entertainment Corp. *	1,192	47,072
Starbucks Corp.	47,006	4,621,630
The Wendy's Co.	7,100	163,513
Travel & Leisure Co.	2,250	127,800
Vail Resorts, Inc.	1,592	441,143
Wyndham Hotels & Resorts, Inc.	2,293	192,497
Wynn Resorts Ltd. *	4,216	360,257
Yum China Holdings, Inc.	1,366	65,800
Yum! Brands, Inc.	994	124,419
		20,616,497

Diversified Financials 2.1%
American Express Co.	15,948	2,867,769
Ameriprise Financial, Inc.	2,493	758,645
Apollo Global Management, Inc.	9,414	658,980
Ares Management Corp., Class A	4,976	396,687
Blackstone, Inc.	27,162	3,584,569
Credit Acceptance Corp. *	24	12,949
Discover Financial Services	6,422	743,347
FactSet Research Systems, Inc.	1,301	548,879
LPL Financial Holdings, Inc.	3,172	546,599
MarketAxess Holdings, Inc.	1,489	512,931
Moody's Corp.	6,134	2,103,962
Morningstar, Inc.	844	242,574
MSCI, Inc.	2,267	1,215,384
Raymond James Financial, Inc.	376	39,807
S&P Global, Inc.	6,799	2,823,081
Synchrony Financial	4,049	172,447
T. Rowe Price Group, Inc.	2,972	458,966
The Goldman Sachs Group, Inc.	800	283,744
Upstart Holdings, Inc. *	1,817	198,071
		18,169,391

Energy 0.4%
Cheniere Energy, Inc.	9,334	1,044,475
Continental Resources, Inc.	299	15,530
Coterra Energy, Inc.	5,105	111,799
Diamondback Energy, Inc.	3,407	429,827
EOG Resources, Inc.	2,769	308,688
Halliburton Co.	1,871	57,515
Hess Corp.	762	70,325
New Fortress Energy, Inc.	1,023	22,465
Occidental Petroleum Corp.	4,276	161,077
SECURITY	NUMBER OF SHARES	VALUE ($)
Pioneer Natural Resources Co.	3,837	839,881
Texas Pacific Land Corp.	234	251,550
		3,313,132

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	16,490	8,329,594
Sysco Corp.	20,388	1,593,322
		9,922,916

Food, Beverage & Tobacco 2.3%
Altria Group, Inc.	41,086	2,090,456
Beyond Meat, Inc. *(a)	2,000	130,260
Brown-Forman Corp., Class A	926	58,005
Brown-Forman Corp., Class B	3,605	243,085
Darling Ingredients, Inc. *	334	21,299
Freshpet, Inc. *	1,618	150,522
Kellogg Co.	4,440	279,720
Lamb Weston Holdings, Inc.	1,696	108,900
Monster Beverage Corp. *	13,742	1,191,706
PepsiCo, Inc.	45,742	7,937,152
Pilgrim's Pride Corp. *	782	21,873
The Boston Beer Co., Inc., Class A *	373	156,970
The Coca-Cola Co.	109,344	6,671,077
The Hershey Co.	5,003	985,941
		20,046,966

Health Care Equipment & Services 3.2%
Abbott Laboratories	34,645	4,415,852
ABIOMED, Inc. *	1,767	522,802
agilon health, Inc. *	6,196	102,730
Align Technology, Inc. *	3,139	1,553,679
Amedisys, Inc. *	1,131	152,798
Cardinal Health, Inc.	6,638	342,322
Certara, Inc. *	2,373	63,430
Chemed Corp.	159	74,557
DaVita, Inc. *	1,875	203,194
Definitive Healthcare Corp. *	187	4,091
DexCom, Inc. *	3,843	1,654,335
Edwards Lifesciences Corp. *	24,645	2,691,234
Encompass Health Corp.	2,218	137,605
Figs, Inc., Class A *	983	22,098
Globus Medical, Inc., Class A *	139	9,275
Guardant Health, Inc. *	3,568	248,154
HCA Healthcare, Inc.	9,764	2,343,848
IDEXX Laboratories, Inc. *	3,373	1,711,123
Insulet Corp. *	2,635	653,480
Intuitive Surgical, Inc. *	14,134	4,016,600
Masimo Corp. *	1,447	318,152
McKesson Corp.	875	224,630
Molina Healthcare, Inc. *	350	101,668
Novocure Ltd. *	4,082	280,229
Oak Street Health, Inc. *	3,539	61,508
Penumbra, Inc. *	1,378	311,442
ResMed, Inc.	5,161	1,179,805
STERIS plc	464	104,122
Stryker Corp.	5,939	1,473,169
Tandem Diabetes Care, Inc. *	2,321	274,133
Teleflex, Inc.	329	102,052
UnitedHealth Group, Inc.	2,591	1,224,429
Veeva Systems, Inc., Class A *	5,463	1,292,218
		27,870,764

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	520	53,378
Colgate-Palmolive Co.	17,642	1,454,583

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Herbalife Nutrition Ltd. *	683	29,034
Kimberly-Clark Corp.	6,773	932,304
Olaplex Holdings, Inc. *	618	13,497
The Clorox Co.	3,969	666,236
The Estee Lauder Cos., Inc., Class A	9,128	2,846,019
		5,995,051

Insurance 0.3%
Alleghany Corp. *	57	37,848
Aon plc, Class A	5,134	1,419,243
Arch Capital Group Ltd. *	3,550	164,436
Brown & Brown, Inc.	541	35,858
Erie Indemnity Co., Class A	694	127,765
Everest Re Group Ltd.	353	100,040
GoHealth, Inc., Class A *	1,453	4,010
Lemonade, Inc. *	141	4,502
Lincoln National Corp.	1,070	74,879
Markel Corp. *	90	110,947
Marsh & McLennan Cos., Inc.	2,394	367,814
RenaissanceRe Holdings Ltd.	801	125,893
		2,573,235

Materials 1.0%
Avery Dennison Corp.	1,754	360,307
Axalta Coating Systems Ltd. *	1,478	43,764
Ball Corp.	3,743	363,445
Celanese Corp.	1,578	245,710
Crown Holdings, Inc.	590	67,496
Diversey Holdings Ltd. *	2,348	25,828
Dow, Inc.	2,137	127,643
Ecolab, Inc.	8,743	1,656,361
FMC Corp.	1,291	142,488
Freeport-McMoRan, Inc.	17,101	636,499
Graphic Packaging Holding Co.	3,211	60,720
Louisiana-Pacific Corp.	263	17,474
LyondellBasell Industries N.V., Class A	1,295	125,265
Olin Corp.	432	21,890
PPG Industries, Inc.	3,977	621,207
RPM International, Inc.	2,964	262,640
Sealed Air Corp.	3,187	216,461
Southern Copper Corp.	3,061	195,567
Steel Dynamics, Inc.	1,403	77,895
The Chemours Co.	3,357	109,808
The Scotts Miracle-Gro Co.	1,638	247,666
The Sherwin-Williams Co.	9,589	2,747,344
Westlake Chemical Corp.	262	25,846
		8,399,324

Media & Entertainment 11.4%
Alphabet, Inc., Class A *	10,329	27,950,997
Alphabet, Inc., Class C *	9,636	26,151,815
Altice USA, Inc., Class A *	5,860	84,501
Cable One, Inc.	113	174,555
Charter Communications, Inc., Class A *	4,721	2,801,158
Live Nation Entertainment, Inc. *	2,108	230,847
Madison Square Garden Sports Corp. *	293	48,659
Match Group, Inc. *	11,265	1,269,566
Meta Platforms, Inc., Class A *	94,292	29,537,912
Netflix, Inc. *	17,230	7,359,622
Nexstar Media Group, Inc., Class A	99	16,373
Pinterest, Inc., Class A *	22,393	661,937
Playtika Holding Corp. *	4,212	71,730
Roku, Inc. *	4,689	769,230
Skillz, Inc. *	12,140	58,393
Spotify Technology S.A. *	5,448	1,069,225
Take-Two Interactive Software, Inc. *	907	148,149
SECURITY	NUMBER OF SHARES	VALUE ($)
The Walt Disney Co. *	3,697	528,560
TripAdvisor, Inc. *	2,421	65,730
Twitter, Inc. *	3,273	122,770
Vimeo, Inc. *	5,277	77,308
World Wrestling Entertainment, Inc., Class A	1,528	76,308
Zynga, Inc., Class A *	19,479	176,675
		99,452,020

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
10X Genomics, Inc., Class A *	3,363	323,756
AbbVie, Inc.	70,484	9,648,555
Adaptive Biotechnologies Corp. *	3,874	67,562
Agilent Technologies, Inc.	10,869	1,514,269
Alnylam Pharmaceuticals, Inc. *	4,725	650,160
Amgen, Inc.	18,652	4,236,615
Avantor, Inc. *	23,985	895,360
Bio-Techne Corp.	1,558	586,447
Bruker Corp.	4,083	271,928
Catalent, Inc. *	1,581	164,313
Charles River Laboratories International, Inc. *	1,861	613,683
CureVac N.V. *	2,122	40,976
Danaher Corp.	1,315	375,814
Eli Lilly & Co.	26,715	6,555,594
Exact Sciences Corp. *	6,300	481,068
Exelixis, Inc. *	10,563	191,190
Horizon Therapeutics plc *	1,629	152,035
Illumina, Inc. *	5,819	2,029,784
Incyte Corp. *	6,309	468,948
Ionis Pharmaceuticals, Inc. *	5,133	163,229
Iovance Biotherapeutics, Inc. *	1,736	28,904
IQVIA Holdings, Inc. *	3,755	919,599
Maravai LifeSciences Holdings, Inc., Class A *	4,338	125,455
Mettler-Toledo International, Inc. *	904	1,331,303
Mirati Therapeutics, Inc. *	1,389	165,708
Moderna, Inc. *	13,496	2,285,278
Natera, Inc. *	3,095	218,662
Neurocrine Biosciences, Inc. *	3,717	293,717
Novavax, Inc. *	3,001	281,194
Regeneron Pharmaceuticals, Inc. *	427	259,868
Repligen Corp. *	2,053	407,192
Royalty Pharma plc, Class A	7,679	307,237
Sarepta Therapeutics, Inc. *	3,310	236,897
Seagen, Inc. *	4,751	639,057
Sotera Health Co. *	3,993	85,889
Syneos Health, Inc. *	528	47,816
Thermo Fisher Scientific, Inc.	1,410	819,633
Ultragenyx Pharmaceutical, Inc. *	1,924	134,545
Vertex Pharmaceuticals, Inc. *	4,061	987,026
Waters Corp. *	2,240	717,069
West Pharmaceutical Services, Inc.	2,930	1,152,135
Zoetis, Inc.	17,956	3,587,429
		44,462,899

Real Estate 1.7%
American Tower Corp.	18,005	4,528,257
CBRE Group, Inc., Class A *	711	72,053
Crown Castle International Corp.	17,185	3,136,434
Equinix, Inc.	2,531	1,834,722
Equity LifeStyle Properties, Inc.	3,658	286,385
Extra Space Storage, Inc.	471	93,347
Iron Mountain, Inc.	8,027	368,600
Lamar Advertising Co., Class A	2,996	331,837
Opendoor Technologies, Inc. *	3,650	36,245
Public Storage	4,592	1,646,370

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SBA Communications Corp.	717	233,340
Simon Property Group, Inc.	11,301	1,663,507
Zillow Group, Inc., Class A *	2,373	118,318
Zillow Group, Inc., Class C *	6,746	340,538
		14,689,953

Retailing 10.5%
Amazon.com, Inc. *	17,312	51,788,329
AutoZone, Inc. *	178	353,570
Bath & Body Works, Inc.	5,612	314,665
Best Buy Co., Inc.	2,257	224,075
Burlington Stores, Inc. *	2,498	591,851
CarMax, Inc. *	556	61,810
Carvana Co. *	3,110	504,007
Dollar General Corp.	3,980	829,750
DoorDash, Inc., Class A *	5,137	582,998
eBay, Inc.	24,962	1,499,467
Etsy, Inc. *	5,049	793,097
Five Below, Inc. *	2,193	359,652
Floor & Decor Holdings, Inc., Class A *	4,055	440,860
GameStop Corp., Class A *(a)	2,559	278,752
Leslie's, Inc. *	4,709	98,088
Lithia Motors, Inc.	105	30,674
Lowe’s Cos., Inc.	27,640	6,560,354
Nordstrom, Inc. *	3,790	85,275
O'Reilly Automotive, Inc. *	809	527,266
Petco Health & Wellness Co., Inc. *	167	3,131
Pool Corp.	1,551	738,664
RH *	697	280,765
Ross Stores, Inc.	13,964	1,364,981
Target Corp.	8,713	1,920,607
The Home Depot, Inc.	42,421	15,567,658
The TJX Cos., Inc.	48,105	3,462,117
Tractor Supply Co.	4,525	987,853
Ulta Beauty, Inc. *	2,120	771,129
Victoria's Secret & Co. *	1,725	96,307
Vroom, Inc. *	1,156	9,271
Wayfair, Inc., Class A *	1,679	261,790
Williams-Sonoma, Inc.	2,243	360,091
		91,748,904

Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc. *	48,283	5,516,333
Allegro MicroSystems, Inc. *	1,626	46,146
Analog Devices, Inc.	8,525	1,397,844
Applied Materials, Inc.	35,935	4,965,498
Azenta, Inc.	2,396	202,079
Broadcom, Inc.	15,925	9,330,139
Enphase Energy, Inc. *	5,253	737,889
Entegris, Inc.	5,367	643,181
GLOBALFOUNDRIES, Inc. *	1,089	53,731
KLA Corp.	6,048	2,354,305
Lam Research Corp.	5,610	3,309,451
Microchip Technology, Inc.	18,291	1,417,187
Micron Technology, Inc.	6,171	507,688
MKS Instruments, Inc.	1,853	287,826
Monolithic Power Systems, Inc.	1,786	719,633
NVIDIA Corp.	95,444	23,370,418
NXP Semiconductors N.V.	3,245	666,653
ON Semiconductor Corp. *	9,127	538,493
QUALCOMM, Inc.	45,002	7,909,552
Skyworks Solutions, Inc.	3,104	454,798
Teradyne, Inc.	6,494	762,590
Texas Instruments, Inc.	22,843	4,100,090
SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Display Corp.	1,719	263,884
Xilinx, Inc.	9,804	1,897,564
		71,452,972

Software & Services 24.7%
Accenture plc, Class A	20,396	7,211,618
Adobe, Inc. *	19,047	10,176,812
Alteryx, Inc., Class A *	2,345	133,829
Anaplan, Inc. *	5,661	273,313
ANSYS, Inc. *	1,448	492,335
Aspen Technology, Inc. *	2,662	399,726
Atlassian Corp. plc, Class A *	5,556	1,802,033
Autodesk, Inc. *	8,782	2,193,656
Automatic Data Processing, Inc.	15,606	3,217,489
Avalara, Inc. *	3,416	374,462
Bentley Systems, Inc., Class B	5,500	220,935
Bill.com Holdings, Inc. *	3,656	688,096
Block, Inc. *	19,138	2,340,386
Broadridge Financial Solutions, Inc.	4,183	666,017
C3.ai, Inc., Class A *	626	16,489
Cadence Design Systems, Inc. *	10,953	1,666,389
CDK Global, Inc.	756	32,485
Citrix Systems, Inc.	1,764	179,822
Cloudflare, Inc., Class A *	9,712	936,237
Coupa Software, Inc. *	2,918	391,800
Crowdstrike Holdings, Inc., Class A *	7,857	1,419,289
Datadog, Inc., Class A *	10,139	1,481,409
DocuSign, Inc. *	7,690	967,171
DoubleVerify Holdings, Inc. *	2,045	56,565
Dropbox, Inc., Class A *	11,832	292,842
Duck Creek Technologies, Inc. *	658	16,812
Dynatrace, Inc. *	7,382	404,977
Elastic N.V. *	2,926	272,850
EPAM Systems, Inc. *	2,145	1,021,320
Euronet Worldwide, Inc. *	1,424	190,659
Everbridge, Inc. *	1,529	78,163
Fair Isaac Corp. *	1,057	523,204
Fiserv, Inc. *	1,624	171,657
Five9, Inc. *	2,690	338,133
FleetCor Technologies, Inc. *	722	172,024
Fortinet, Inc. *	5,337	1,586,370
Gartner, Inc. *	3,186	936,334
Genpact Ltd.	366	18,209
Globant S.A. *	1,612	411,350
GoDaddy, Inc., Class A *	685	51,861
HubSpot, Inc. *	1,794	876,907
Informatica, Inc., Class A *	949	26,496
Intuit, Inc.	10,589	5,879,331
Jack Henry & Associates, Inc.	762	127,871
Jamf Holding Corp. *	1,837	60,731
Mandiant, Inc. *	2,825	42,629
Manhattan Associates, Inc. *	1,346	180,189
Mastercard, Inc., Class A	34,907	13,487,367
McAfee Corp., Class A	2,461	63,125
Microsoft Corp.	300,609	93,483,387
MongoDB, Inc. *	2,531	1,025,333
nCino, Inc. *	2,251	103,163
NCR Corp. *	1,687	64,207
New Relic, Inc. *	2,048	215,327
NortonLifeLock, Inc.	5,813	151,196
Nuance Communications, Inc. *	4,321	238,735
Nutanix, Inc., Class A *	8,389	229,355
Okta, Inc. *	5,025	994,397
Oracle Corp.	61,356	4,979,653
Palantir Technologies, Inc., Class A *	66,171	907,204
Palo Alto Networks, Inc. *	3,799	1,965,603
Paychex, Inc.	11,191	1,317,852
Paycom Software, Inc. *	2,020	677,306

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Paycor HCM, Inc. *	879	22,801
Paylocity Holding Corp. *	1,565	319,229
PayPal Holdings, Inc. *	46,879	8,060,375
Pegasystems, Inc.	1,538	152,600
Procore Technologies, Inc. *	1,696	106,102
PTC, Inc. *	4,201	488,408
RingCentral, Inc., Class A *	3,258	575,004
Sabre Corp. *	12,751	116,672
salesforce.com, Inc. *	7,164	1,666,561
ServiceNow, Inc. *	7,862	4,605,402
Shift4 Payments, Inc., Class A *	1,716	90,468
Smartsheet, Inc., Class A *	4,842	301,269
Snowflake, Inc., Class A *	7,460	2,058,214
Splunk, Inc. *	6,433	797,177
StoneCo Ltd., Class A *	8,279	128,987
Switch, Inc., Class A	4,520	115,848
Synopsys, Inc. *	3,834	1,190,457
Teradata Corp. *	3,670	148,048
The Trade Desk, Inc., Class A *	17,309	1,203,668
The Western Union Co.	3,954	74,770
Thoughtworks Holding, Inc. *	570	12,209
Twilio, Inc., Class A *	1,867	384,826
Tyler Technologies, Inc. *	1,389	658,108
Unity Software, Inc. *	6,002	631,110
Visa, Inc., Class A	67,529	15,273,034
VMware, Inc., Class A	3,291	422,828
WEX, Inc. *	1,190	191,566
Wix.com Ltd. *	2,120	278,504
Workday, Inc., Class A *	7,566	1,914,274
Zendesk, Inc. *	4,744	467,332
Zoom Video Communications, Inc., Class A *	8,675	1,338,379
Zscaler, Inc. *	3,142	807,840
		215,524,562

Technology Hardware & Equipment 13.3%
Amphenol Corp., Class A	16,549	1,317,135
Apple Inc.	615,698	107,611,696
Arista Networks, Inc. *	8,582	1,066,828
CDW Corp.	5,401	1,021,059
Cognex Corp.	6,805	452,260
Coherent, Inc. *	873	225,653
CommScope Holding Co., Inc. *	7,965	74,791
Corning, Inc.	10,272	431,835
Dell Technologies, Inc., Class C *	5,262	298,934
HP, Inc.	15,953	585,954
IPG Photonics Corp. *	98	15,138
Jabil, Inc.	4,624	284,330
Keysight Technologies, Inc. *	3,245	547,821
NetApp, Inc.	5,882	508,852
Pure Storage, Inc., Class A *	9,954	263,682
Ubiquiti, Inc.	235	68,159
Vontier Corp.	3,645	102,461
Zebra Technologies Corp., Class A *	2,122	1,080,353
		115,956,941

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	1,017	106,429
Delta Air Lines, Inc. *	25,486	1,011,539
Expeditors International of Washington, Inc.	4,888	559,578
FedEx Corp.	4,255	1,046,134
GXO Logistics, Inc. *	3,308	268,643
JB Hunt Transport Services, Inc.	2,976	572,999
Landstar System, Inc.	1,351	216,160
Lyft, Inc., Class A *	11,587	446,331
SECURITY	NUMBER OF SHARES	VALUE ($)
Old Dominion Freight Line, Inc.	3,752	1,132,842
TuSimple Holdings, Inc., Class A *	611	11,462
Uber Technologies, Inc. *	55,102	2,060,815
Union Pacific Corp.	16,207	3,963,422
United Parcel Service, Inc., Class B	28,868	5,837,398
XPO Logistics, Inc. *	3,294	217,964
		17,451,716

Utilities 0.0%
Brookfield Renewable Corp., Class A	1,242	42,501
NRG Energy, Inc.	4,392	175,373
		217,874
Total Common Stocks (Cost $584,458,620)		865,305,690

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	3,500	976,710
Total Investment Companies (Cost $945,341)		976,710

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	3,183,446	3,183,446
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)(c)	349,725	349,725
		3,533,171
Total Short-Term Investments (Cost $3,533,171)		3,533,171
Total Investments in Securities (Cost $588,937,132)		869,815,571

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Index, e-mini, expires 03/18/22	34	4,772,240	98,211
S&P 500 Index, e-mini, expires 03/18/22	1	225,213	4,917
Net Unrealized Appreciation			103,128

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $342,410.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$865,305,690	$—	$—	$865,305,690
Investment Companies[1]	976,710	—	—	976,710
Short-Term Investments[1]	3,533,171	—	—	3,533,171
Futures Contracts[2]	103,128	—	—	103,128
Total	$869,918,699	$—	$—	$869,918,699

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 1.1%
Aptiv plc *	6,253	854,035
BorgWarner, Inc.	6,782	297,391
Ford Motor Co.	110,978	2,252,853
General Motors Co. *	38,999	2,056,417
Gentex Corp.	6,664	209,250
Harley-Davidson, Inc.	4,300	148,651
Lear Corp.	1,699	284,277
QuantumScape Corp. *	1,947	32,495
Rivian Automotive, Inc., Class A *	3,054	200,770
Thor Industries, Inc.	892	84,374
		6,420,513

Banks 8.4%
Bank of America Corp.	204,285	9,425,710
Bank of Hawaii Corp.	1,142	98,292
Bank OZK	3,424	160,414
BOK Financial Corp.	863	88,501
Citigroup, Inc.	56,268	3,664,172
Citizens Financial Group, Inc.	9,909	510,016
Comerica, Inc.	3,704	343,657
Commerce Bancshares, Inc.	3,155	217,411
Cullen/Frost Bankers, Inc.	1,628	229,564
East West Bancorp, Inc.	3,991	344,583
F.N.B. Corp.	9,636	124,497
Fifth Third Bancorp	19,307	861,671
First Citizens BancShares, Inc., Class A	345	268,783
First Hawaiian, Inc.	3,640	103,194
First Horizon Corp.	15,120	258,703
First Republic Bank	5,048	876,282
Huntington Bancshares, Inc.	40,712	613,123
JPMorgan Chase & Co.	83,288	12,376,597
KeyCorp	26,295	658,953
M&T Bank Corp.	3,639	616,374
MGIC Investment Corp.	9,200	139,656
New York Community Bancorp, Inc.	12,700	148,082
PacWest Bancorp	3,299	153,173
People's United Financial, Inc.	12,123	234,944
Pinnacle Financial Partners, Inc.	2,092	202,317
Popular, Inc.	2,243	200,008
Prosperity Bancshares, Inc.	2,526	185,030
Regions Financial Corp.	27,274	625,666
Signature Bank	1,683	512,692
Sterling Bancorp	5,019	131,950
SVB Financial Group *	1,605	937,159
Synovus Financial Corp.	3,815	189,834
TFS Financial Corp.	1,335	23,202
The PNC Financial Services Group, Inc.	12,031	2,478,266
Truist Financial Corp.	38,098	2,393,316
U.S. Bancorp	38,065	2,215,002
Umpqua Holdings Corp.	6,050	122,694
UWM Holdings Corp.	1,322	6,835
SECURITY	NUMBER OF SHARES	VALUE ($)
Webster Financial Corp.	2,732	155,205
Wells Fargo & Co.	113,461	6,104,202
Western Alliance Bancorp	1,348	133,708
Wintrust Financial Corp.	1,600	156,912
Zions Bancorp NA	4,383	297,255
		49,587,605

Capital Goods 8.1%
3M Co.	14,008	2,325,608
A.O. Smith Corp.	3,748	286,422
Acuity Brands, Inc.	975	186,742
AECOM	3,868	267,395
AGCO Corp.	1,585	185,762
Air Lease Corp.	3,014	119,987
Allegion plc	613	75,234
Allison Transmission Holdings, Inc.	697	26,479
AMETEK, Inc.	6,535	893,792
Armstrong World Industries, Inc.	709	70,205
Builders FirstSource, Inc. *	5,382	365,922
BWX Technologies, Inc.	631	28,086
Carlisle Cos., Inc.	893	199,532
Carrier Global Corp.	13,121	625,609
Caterpillar, Inc.	2,122	427,710
ChargePoint Holdings, Inc. *	6,461	89,485
Colfax Corp. *	3,294	135,449
Core & Main, Inc., Class A *	761	18,302
Crane Co.	1,409	145,846
Cummins, Inc.	4,068	898,540
Curtiss-Wright Corp.	1,106	146,866
Donaldson Co., Inc.	3,057	170,153
Dover Corp.	4,062	690,174
Eaton Corp. plc	11,291	1,788,833
Emerson Electric Co.	16,924	1,556,162
Fastenal Co.	1,817	102,988
Flowserve Corp.	3,650	119,063
Fluence Energy, Inc. *	563	10,528
Fortive Corp.	9,253	652,707
Fortune Brands Home & Security, Inc.	2,842	267,631
Gates Industrial Corp. plc *	2,702	41,800
General Dynamics Corp.	7,047	1,494,669
General Electric Co.	30,983	2,927,274
Graco, Inc.	1,802	130,753
HEICO Corp.	859	117,159
HEICO Corp., Class A	1,525	167,293
Hexcel Corp. *	2,370	123,643
Honeywell International, Inc.	15,454	3,160,034
Howmet Aerospace, Inc.	10,132	315,004
Hubbell, Inc.	1,532	286,928
Huntington Ingalls Industries, Inc.	1,115	208,728
IDEX Corp.	2,151	463,411
Illinois Tool Works, Inc.	917	214,505
Ingersoll Rand, Inc.	11,495	646,134
ITT, Inc.	2,435	223,825
Johnson Controls International plc	20,275	1,473,384
L3Harris Technologies, Inc.	5,547	1,160,932

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lennox International, Inc.	936	265,468
Lockheed Martin Corp.	884	343,991
Masco Corp.	6,895	436,660
MasTec, Inc. *	1,586	136,602
Mercury Systems, Inc. *	1,570	89,364
MSC Industrial Direct Co., Inc., Class A	1,258	102,703
Nordson Corp.	1,361	316,487
Northrop Grumman Corp.	3,847	1,423,005
nVent Electric plc	4,738	163,887
Oshkosh Corp.	1,946	221,474
Otis Worldwide Corp.	12,056	1,029,944
Owens Corning	2,824	250,489
PACCAR, Inc.	9,658	898,097
Parker-Hannifin Corp.	3,042	943,050
Pentair plc	4,696	299,135
Quanta Services, Inc.	4,025	413,448
Raytheon Technologies Corp.	42,459	3,829,377
Regal Rexnord Corp.	1,512	239,622
Rockwell Automation, Inc.	1,295	374,540
Roper Technologies, Inc.	2,973	1,299,677
Sensata Technologies Holding plc *	4,404	252,613
Shoals Technologies Group, Inc., Class A *	2,877	48,506
SiteOne Landscape Supply, Inc. *	603	108,612
Snap-on, Inc.	1,511	314,666
Spirit AeroSystems Holdings, Inc., Class A	2,108	92,394
Stanley Black & Decker, Inc.	4,576	799,198
Sunrun, Inc. *	5,722	148,371
Textron, Inc.	6,245	425,035
The AZEK Co., Inc. *	1,473	48,653
The Boeing Co. *	15,196	3,042,847
The Middleby Corp. *	1,084	200,757
The Timken Co.	1,838	122,778
The Toro Co.	153	14,777
Trane Technologies plc	3,476	601,696
TransDigm Group, Inc. *	1,044	643,302
United Rentals, Inc. *	1,342	429,601
Univar Solutions, Inc. *	4,788	126,882
Valmont Industries, Inc.	589	127,949
Virgin Galactic Holdings, Inc. *	404	3,717
W.W. Grainger, Inc.	223	110,410
Watsco, Inc.	926	261,651
Westinghouse Air Brake Technologies Corp.	5,079	451,523
Woodward, Inc.	1,621	178,748
Xylem, Inc.	1,731	181,790
		47,846,184

Commercial & Professional Services 1.2%
ADT, Inc.	4,642	35,233
CACI International, Inc., Class A *	660	163,324
Cintas Corp.	158	61,862
Clarivate plc *	12,373	203,660
Clean Harbors, Inc. *	1,448	134,012
CoStar Group, Inc. *	2,495	175,049
Driven Brands Holdings, Inc. *	1,561	44,098
Dun & Bradstreet Holdings, Inc. *	4,551	91,293
Equifax, Inc.	2,117	507,572
FTI Consulting, Inc. *	950	138,519
IHS Markit Ltd.	10,584	1,236,105
Jacobs Engineering Group, Inc.	3,664	476,979
LegalZoom.com, Inc. *	208	3,303
Leidos Holdings, Inc.	3,985	356,458
ManpowerGroup, Inc.	1,548	162,339
MSA Safety, Inc.	750	103,050
Nielsen Holdings plc	10,130	191,052
Republic Services, Inc.	5,945	758,939
Robert Half International, Inc.	389	44,058
Rollins, Inc.	423	13,050
Science Applications International Corp.	1,636	134,201
SECURITY	NUMBER OF SHARES	VALUE ($)
Stericycle, Inc. *	2,601	152,783
TransUnion	1,706	175,923
Verisk Analytics, Inc.	1,629	319,496
Waste Management, Inc.	10,066	1,514,329
		7,196,687

Consumer Durables & Apparel 1.0%
Brunswick Corp.	1,893	171,865
Capri Holdings Ltd. *	4,168	250,372
Carter's, Inc.	1,184	110,254
Columbia Sportswear Co.	1,054	97,885
D.R. Horton, Inc.	5,467	487,766
Deckers Outdoor Corp. *	666	213,273
Garmin Ltd.	4,287	533,389
Hanesbrands, Inc.	4,033	64,931
Hasbro, Inc.	3,613	334,130
Hayward Holdings, Inc. *	1,384	27,251
Leggett & Platt, Inc.	3,779	150,593
Lennar Corp., Class A	7,581	728,610
Lennar Corp., Class B	439	35,440
Mohawk Industries, Inc. *	1,548	244,383
Newell Brands, Inc.	10,809	250,877
NVR, Inc. *	30	159,817
Polaris, Inc.	490	55,169
PulteGroup, Inc.	5,053	266,243
PVH Corp.	2,026	192,490
Ralph Lauren Corp.	1,347	149,301
Skechers U.S.A., Inc., Class A *	3,293	138,306
Tapestry, Inc.	7,110	269,825
Toll Brothers, Inc.	1,885	111,158
TopBuild Corp. *	167	38,853
Under Armour, Inc., Class A *	5,383	101,362
Under Armour, Inc., Class C *	5,786	92,518
VF Corp.	3,271	213,302
Whirlpool Corp.	1,679	352,909
		5,842,272

Consumer Services 1.8%
Aramark	6,518	223,502
Boyd Gaming Corp. *	1,806	107,385
Bright Horizons Family Solutions, Inc. *	344	44,173
Caesars Entertainment, Inc. *	2,196	167,204
Carnival Corp. *	24,183	479,065
Chegg, Inc. *	921	24,379
Darden Restaurants, Inc.	1,189	166,306
Domino’s Pizza, Inc.	328	149,125
Frontdoor, Inc. *	804	29,185
Grand Canyon Education, Inc. *	1,141	95,479
H&R Block, Inc.	942	21,534
Hilton Worldwide Holdings, Inc. *	2,556	370,901
Hyatt Hotels Corp., Class A *	1,408	128,987
Marriott Vacations Worldwide Corp.	1,176	190,959
McDonald’s Corp.	17,410	4,517,025
MGM Resorts International	11,025	470,988
Mister Car Wash, Inc. *	440	7,568
Norwegian Cruise Line Holdings Ltd. *	10,401	216,653
Penn National Gaming, Inc. *	4,389	200,182
Planet Fitness, Inc., Class A *	724	64,175
Royal Caribbean Cruises Ltd. *	6,220	483,978
Service Corp. International	4,545	280,517
Six Flags Entertainment Corp. *	1,328	52,443
Terminix Global Holdings, Inc. *	3,444	148,574
Travel & Leisure Co.	807	45,838
Wyndham Hotels & Resorts, Inc.	973	81,683

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yum China Holdings, Inc.	11,199	539,456
Yum! Brands, Inc.	7,607	952,168
		10,259,432

Diversified Financials 8.8%
Affiliated Managers Group, Inc.	1,142	166,972
AGNC Investment Corp.	14,814	220,580
Ally Financial, Inc.	9,827	468,944
American Express Co.	6,488	1,166,672
Ameriprise Financial, Inc.	1,395	424,512
Annaly Capital Management, Inc.	39,526	312,255
Apollo Global Management, Inc.	3,772	264,040
Ares Management Corp., Class A	478	38,106
Berkshire Hathaway, Inc., Class B *	52,027	16,285,492
BlackRock, Inc.	4,055	3,337,022
Capital One Financial Corp.	11,976	1,757,239
Cboe Global Markets, Inc.	3,026	358,672
CME Group, Inc.	10,169	2,333,786
Credit Acceptance Corp. *	213	114,926
Discover Financial Services	3,745	433,484
Equitable Holdings, Inc.	10,303	346,593
Evercore, Inc., Class A	1,075	134,182
FactSet Research Systems, Inc.	147	62,018
Franklin Resources, Inc.	8,210	262,474
Interactive Brokers Group, Inc., Class A	2,290	156,155
Intercontinental Exchange, Inc.	15,775	1,998,062
Invesco Ltd.	9,503	215,338
Janus Henderson Group plc	4,831	178,264
Jefferies Financial Group, Inc.	6,179	226,399
KKR & Co., Inc.	15,777	1,122,691
Lazard Ltd., Class A	2,808	122,541
Moody's Corp.	238	81,634
Morgan Stanley	37,986	3,895,084
Morningstar, Inc.	59	16,957
MSCI, Inc.	660	353,839
Nasdaq, Inc.	3,301	591,572
New Residential Investment Corp.	12,311	131,112
Northern Trust Corp.	5,823	679,195
OneMain Holdings, Inc.	3,191	164,847
Raymond James Financial, Inc.	4,955	524,586
S&P Global, Inc.	1,995	828,364
SEI Investments Co.	3,010	176,416
SLM Corp.	8,262	151,525
Starwood Property Trust, Inc.	8,243	204,014
State Street Corp.	10,351	978,170
Stifel Financial Corp.	2,876	215,412
Synchrony Financial	12,576	535,612
T. Rowe Price Group, Inc.	4,280	660,960
The Bank of New York Mellon Corp.	21,451	1,271,186
The Carlyle Group, Inc.	4,585	234,064
The Charles Schwab Corp. (a)	42,609	3,736,809
The Goldman Sachs Group, Inc.	8,729	3,096,002
Tradeweb Markets, Inc., Class A	2,979	252,530
Virtu Financial, Inc., Class A	2,539	78,531
Voya Financial, Inc.	3,110	211,356
		51,577,196

Energy 6.1%
Antero Midstream Corp.	9,429	93,819
APA Corp.	10,282	341,465
Baker Hughes Co.	20,926	574,209
Chevron Corp.	54,871	7,206,208
ConocoPhillips	37,423	3,316,426
Continental Resources, Inc.	1,670	86,740
Coterra Energy, Inc.	19,006	416,231
Devon Energy Corp.	19,108	966,292
Diamondback Energy, Inc.	2,687	338,992
SECURITY	NUMBER OF SHARES	VALUE ($)
DTE Midstream LLC *	2,752	142,278
EOG Resources, Inc.	14,569	1,624,152
EQT Corp. *	8,662	184,068
Exxon Mobil Corp.	120,125	9,124,695
Halliburton Co.	23,790	731,305
Hess Corp.	7,330	676,486
HollyFrontier Corp.	4,234	148,867
Kinder Morgan, Inc.	55,145	957,317
Marathon Oil Corp.	21,867	425,750
Marathon Petroleum Corp.	17,426	1,250,316
NOV, Inc.	11,085	182,016
Occidental Petroleum Corp.	20,926	788,282
ONEOK, Inc.	12,572	762,869
Phillips 66	12,415	1,052,668
Pioneer Natural Resources Co.	3,388	741,599
Schlumberger N.V.	39,645	1,548,930
Targa Resources Corp.	6,363	375,926
The Williams Cos., Inc.	34,439	1,031,104
Valero Energy Corp.	11,574	960,295
		36,049,305

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	4,416	124,310
Casey's General Stores, Inc.	1,052	197,576
Costco Wholesale Corp.	816	412,186
Grocery Outlet Holding Corp. *	2,450	62,181
The Kroger Co.	20,961	913,690
U.S. Foods Holding Corp. *	6,219	219,282
Walgreens Boots Alliance, Inc.	20,344	1,012,318
Walmart, Inc.	40,693	5,689,288
		8,630,831

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	23,309	1,185,962
Archer-Daniels-Midland Co.	15,783	1,183,725
Beyond Meat, Inc. *	188	12,244
Brown-Forman Corp., Class A	640	40,090
Brown-Forman Corp., Class B	2,604	175,588
Bunge Ltd.	3,903	385,851
Campbell Soup Co.	5,506	242,925
Conagra Brands, Inc.	13,273	461,369
Constellation Brands, Inc., Class A	4,428	1,052,757
Darling Ingredients, Inc. *	4,335	276,443
Flowers Foods, Inc.	5,309	149,342
General Mills, Inc.	17,301	1,188,233
Hormel Foods Corp.	8,039	381,611
Ingredion, Inc.	1,900	179,930
Kellogg Co.	3,978	250,614
Keurig Dr Pepper, Inc.	19,827	752,435
Lamb Weston Holdings, Inc.	2,903	186,402
McCormick & Co., Inc. - Non Voting Shares	7,071	709,292
Molson Coors Beverage Co., Class B	5,070	241,636
Mondelez International, Inc., Class A	39,542	2,650,500
Monster Beverage Corp. *	741	64,259
PepsiCo, Inc.	6,659	1,155,470
Philip Morris International, Inc.	44,170	4,542,884
Pilgrim's Pride Corp. *	848	23,718
Post Holdings, Inc. *	1,671	176,825
Seaboard Corp.	7	26,740
The Coca-Cola Co.	32,380	1,975,504
The Hain Celestial Group, Inc. *	2,626	95,928
The Hershey Co.	582	114,695
The JM Smucker Co.	2,978	418,647
The Kraft Heinz Co.	19,670	704,186
Tyson Foods, Inc., Class A	8,130	738,936
		21,744,741

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 7.9%
Abbott Laboratories	24,639	3,140,487
Acadia Healthcare Co., Inc. *	2,502	131,730
agilon health, Inc. *	299	4,957
Amedisys, Inc. *	99	13,375
AmerisourceBergen Corp.	4,211	573,538
Anthem, Inc.	6,948	3,063,999
Baxter International, Inc.	14,257	1,218,118
Becton, Dickinson & Co.	8,095	2,057,263
Boston Scientific Corp. *	40,250	1,726,725
Cardinal Health, Inc.	3,268	168,531
Centene Corp. *	16,408	1,275,886
Cerner Corp.	8,384	764,621
Certara, Inc. *	1,269	33,920
Change Healthcare, Inc. *	7,079	139,315
Chemed Corp.	314	147,238
Cigna Corp.	9,233	2,127,837
CVS Health Corp.	37,337	3,976,764
DaVita, Inc. *	555	60,145
Definitive Healthcare Corp. *	195	4,267
Dentsply Sirona, Inc.	6,141	328,052
Encompass Health Corp.	1,190	73,828
Envista Holdings Corp. *	4,530	195,877
Figs, Inc., Class A *	2,059	46,286
Globus Medical, Inc., Class A *	2,100	140,133
Henry Schein, Inc. *	3,941	296,757
Hologic, Inc. *	7,112	499,547
Humana, Inc.	3,658	1,435,765
ICU Medical, Inc. *	569	121,402
Integra LifeSciences Holdings Corp. *	2,050	132,717
Laboratory Corp. of America Holdings *	2,734	741,898
Masimo Corp. *	386	84,870
McKesson Corp.	3,713	953,201
Medtronic plc	38,092	3,942,141
Molina Healthcare, Inc. *	1,381	401,153
Oak Street Health, Inc. *	265	4,606
Premier, Inc., Class A	3,410	130,330
Quest Diagnostics, Inc.	3,456	466,629
Quidel Corp. *	1,041	107,598
ResMed, Inc.	403	92,126
Signify Health, Inc., Class A *	1,718	22,901
STERIS plc	2,090	468,996
Stryker Corp.	5,671	1,406,692
Tandem Diabetes Care, Inc. *	98	11,575
Teladoc Health, Inc. *	4,277	328,089
Teleflex, Inc.	1,087	337,177
The Cooper Cos., Inc.	1,373	546,866
UnitedHealth Group, Inc.	24,846	11,741,474
Universal Health Services, Inc., Class B	2,002	260,380
Zimmer Biomet Holdings, Inc.	5,923	728,647
		46,676,429

Household & Personal Products 2.3%
Church & Dwight Co., Inc.	6,587	676,156
Colgate-Palmolive Co.	11,116	916,514
Coty, Inc., Class A *	9,519	80,721
Herbalife Nutrition Ltd. *	2,423	103,002
Kimberly-Clark Corp.	4,752	654,113
Olaplex Holdings, Inc. *	1,810	39,531
Reynolds Consumer Products, Inc.	1,549	46,888
Spectrum Brands Holdings, Inc.	1,187	106,094
The Clorox Co.	663	111,291
The Procter & Gamble Co.	68,265	10,953,119
		13,687,429

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 4.0%
Aflac, Inc.	18,515	1,163,112
Alleghany Corp. *	333	221,112
American Financial Group, Inc.	1,929	251,310
American International Group, Inc.	23,548	1,359,897
Aon plc, Class A	2,547	704,093
Arch Capital Group Ltd. *	8,002	370,653
Arthur J. Gallagher & Co.	5,806	917,000
Assurant, Inc.	1,601	244,169
Assured Guaranty Ltd.	1,921	102,370
Axis Capital Holdings Ltd.	2,203	125,527
Brighthouse Financial, Inc. *	2,264	123,275
Brown & Brown, Inc.	6,277	416,040
Chubb Ltd.	12,160	2,398,925
Cincinnati Financial Corp.	4,245	500,188
CNA Financial Corp.	810	37,187
Erie Indemnity Co., Class A	219	40,318
Everest Re Group Ltd.	847	240,040
Fidelity National Financial, Inc.	7,744	389,910
First American Financial Corp.	3,023	225,244
Globe Life, Inc.	2,839	290,430
GoHealth, Inc., Class A *	183	505
Kemper Corp.	1,703	102,146
Lemonade, Inc. *	964	30,781
Lincoln National Corp.	4,337	303,503
Loews Corp.	6,038	360,227
Markel Corp. *	319	393,244
Marsh & McLennan Cos., Inc.	12,705	1,951,996
Mercury General Corp.	728	39,792
MetLife, Inc.	20,183	1,353,472
Old Republic International Corp.	7,896	202,375
Primerica, Inc.	1,114	171,935
Principal Financial Group, Inc.	7,422	542,251
Prudential Financial, Inc.	10,718	1,195,807
Reinsurance Group of America, Inc.	1,921	220,588
RenaissanceRe Holdings Ltd.	725	113,948
The Allstate Corp.	8,103	977,789
The Hanover Insurance Group, Inc.	1,013	139,753
The Hartford Financial Services Group, Inc.	9,630	692,108
The Progressive Corp.	16,565	1,799,953
The Travelers Cos., Inc.	6,968	1,157,942
Unum Group	5,740	145,681
W.R. Berkley Corp.	3,906	330,057
White Mountains Insurance Group Ltd.	84	87,441
Willis Towers Watson plc	3,518	823,071
		23,257,165

Materials 3.7%
Air Products & Chemicals, Inc.	6,267	1,768,046
Albemarle Corp.	3,296	727,559
Alcoa Corp.	5,303	300,733
Amcor plc	43,787	525,882
AptarGroup, Inc.	1,854	217,474
Ardagh Metal Packaging S.A. *	3,873	37,297
Ashland Global Holdings, Inc.	1,562	150,015
Avery Dennison Corp.	1,096	225,140
Axalta Coating Systems Ltd. *	4,847	143,520
Ball Corp.	6,338	615,420
Berry Global Group, Inc. *	3,834	258,488
Celanese Corp.	1,962	305,503
CF Industries Holdings, Inc.	6,061	417,421
Cleveland-Cliffs, Inc. *	12,899	221,089
Corteva, Inc.	20,687	994,631
Crown Holdings, Inc.	3,047	348,577
Diversey Holdings Ltd. *	415	4,565
Dow, Inc.	19,669	1,174,829
DuPont de Nemours, Inc.	14,845	1,137,127

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eagle Materials, Inc.	1,125	164,081
Eastman Chemical Co.	3,801	452,053
Ecolab, Inc.	867	164,253
Element Solutions, Inc.	6,605	148,216
FMC Corp.	2,691	297,006
Freeport-McMoRan, Inc.	29,338	1,091,960
Graphic Packaging Holding Co.	5,667	107,163
Huntsman Corp.	5,844	209,391
International Flavors & Fragrances, Inc.	7,220	952,462
International Paper Co.	10,991	530,316
Louisiana-Pacific Corp.	2,305	153,144
LyondellBasell Industries N.V., Class A	6,540	632,614
Martin Marietta Materials, Inc.	1,762	685,630
NewMarket Corp.	187	63,219
Newmont Corp.	22,728	1,390,272
Nucor Corp.	8,100	821,340
Olin Corp.	3,743	189,658
Packaging Corp. of America	2,647	398,718
PPG Industries, Inc.	3,880	606,056
Reliance Steel & Aluminum Co.	1,768	270,292
Royal Gold, Inc.	1,846	187,461
RPM International, Inc.	1,508	133,624
Sealed Air Corp.	1,940	131,765
Silgan Holdings, Inc.	2,370	106,129
Sonoco Products Co.	2,758	156,213
Southern Copper Corp.	196	12,522
Steel Dynamics, Inc.	4,363	242,234
Sylvamo Corp. *	970	28,896
The Chemours Co.	2,210	72,289
The Mosaic Co.	10,538	420,993
United States Steel Corp.	7,579	157,037
Valvoline, Inc.	5,112	168,389
Vulcan Materials Co.	3,749	713,472
Westlake Chemical Corp.	765	75,467
WestRock Co.	7,470	344,815
		21,852,466

Media & Entertainment 5.0%
Activision Blizzard, Inc.	21,903	1,730,556
Alphabet, Inc., Class A *	1,186	3,209,399
Alphabet, Inc., Class C *	1,107	3,004,365
Altice USA, Inc., Class A *	1,719	24,788
Cable One, Inc.	73	112,765
Charter Communications, Inc., Class A *	185	109,768
Comcast Corp., Class A	129,358	6,466,606
Discovery, Inc., Class A *(b)	4,655	129,921
Discovery, Inc., Class C *(b)	8,955	244,919
DISH Network Corp., Class A *	7,080	222,312
Electronic Arts, Inc.	8,039	1,066,454
Fox Corp., Class A	9,061	367,967
Fox Corp., Class B	4,214	156,677
IAC/InterActiveCorp. *	2,168	296,019
Liberty Broadband Corp., Class A *	652	95,420
Liberty Broadband Corp., Class C *	4,006	594,530
Liberty Media Corp. - Liberty Formula One, Class A *	666	36,497
Liberty Media Corp. - Liberty Formula One, Class C *	5,637	339,517
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,619	121,129
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,561	212,223
Live Nation Entertainment, Inc. *	2,419	264,905
Loyalty Ventures, Inc. *	552	16,179
Madison Square Garden Sports Corp. *	323	53,641
News Corp., Class A	11,089	246,619
News Corp., Class B	3,380	75,171
Nexstar Media Group, Inc., Class A	1,035	171,168
SECURITY	NUMBER OF SHARES	VALUE ($)
Omnicom Group, Inc.	5,973	450,125
Sirius XM Holdings, Inc. (b)	24,914	158,453
Take-Two Interactive Software, Inc. *	2,600	424,684
The Interpublic Group of Cos., Inc.	11,130	395,560
The New York Times Co., Class A	4,675	187,140
The Walt Disney Co. *	48,877	6,987,945
TripAdvisor, Inc. *	1,105	30,001
Twitter, Inc. *	19,802	742,773
ViacomCBS, Inc., Class A	220	8,048
ViacomCBS, Inc., Class B	16,540	553,263
Vimeo, Inc. *	346	5,069
World Wrestling Entertainment, Inc., Class A	161	8,040
Zynga, Inc., Class A *	15,327	139,016
		29,459,632

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
Adaptive Biotechnologies Corp. *	316	5,511
Agilent Technologies, Inc.	898	125,109
Amgen, Inc.	2,854	648,258
Biogen, Inc. *	4,147	937,222
BioMarin Pharmaceutical, Inc. *	5,174	458,572
Bio-Rad Laboratories, Inc., Class A *	603	361,637
Bristol-Myers Squibb Co.	63,377	4,112,533
Catalent, Inc. *	3,675	381,943
Charles River Laboratories International, Inc. *	90	29,678
Danaher Corp.	17,050	4,872,719
Elanco Animal Health, Inc. *	12,567	327,245
Eli Lilly & Co.	5,051	1,239,465
Exact Sciences Corp. *	386	29,475
Exelixis, Inc. *	1,341	24,272
Gilead Sciences, Inc.	35,605	2,445,351
Horizon Therapeutics plc *	5,034	469,823
Incyte Corp. *	747	55,524
Ionis Pharmaceuticals, Inc. *	295	9,381
Iovance Biotherapeutics, Inc. *	2,924	48,685
IQVIA Holdings, Inc. *	2,735	669,801
Jazz Pharmaceuticals plc *	1,693	235,175
Johnson & Johnson	74,740	12,876,955
Merck & Co., Inc.	71,868	5,855,805
Mirati Therapeutics, Inc. *	189	22,548
Natera, Inc. *	165	11,657
Nektar Therapeutics *	5,043	56,078
Organon & Co.	7,175	228,954
PerkinElmer, Inc.	3,578	616,024
Perrigo Co., plc	3,811	145,085
Pfizer, Inc.	158,362	8,344,094
QIAGEN N.V. *	6,423	317,874
Regeneron Pharmaceuticals, Inc. *	2,539	1,545,210
Repligen Corp. *	85	16,859
Royalty Pharma plc, Class A	3,751	150,077
Sage Therapeutics, Inc. *	1,426	56,213
Seagen, Inc. *	395	53,131
Syneos Health, Inc. *	2,505	226,853
Thermo Fisher Scientific, Inc.	10,142	5,895,545
Ultragenyx Pharmaceutical, Inc. *	472	33,007
United Therapeutics Corp. *	1,246	251,530
Vertex Pharmaceuticals, Inc. *	4,331	1,052,650
Viatris, Inc.	34,272	513,052
Waters Corp. *	124	39,695
Zoetis, Inc.	697	139,254
		55,935,529

Real Estate 4.9%
Alexandria Real Estate Equities, Inc.	4,371	851,646
American Campus Communities, Inc.	3,853	201,358

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
American Homes 4 Rent, Class A	8,031	314,253
Americold Realty Trust	7,517	213,859
Apartment Income REIT Corp.	4,438	234,415
AvalonBay Communities, Inc.	3,949	964,464
Boston Properties, Inc.	4,427	496,178
Brixmor Property Group, Inc.	8,431	213,810
Camden Property Trust	2,798	447,932
CBRE Group, Inc., Class A *	8,961	908,108
Cousins Properties, Inc.	4,180	161,181
CubeSmart	6,085	308,753
CyrusOne, Inc.	3,594	322,921
Digital Realty Trust, Inc.	7,958	1,187,572
Douglas Emmett, Inc.	4,705	146,890
Duke Realty Corp.	10,773	622,464
EPR Properties	2,099	92,293
Equinix, Inc.	736	533,526
Equity LifeStyle Properties, Inc.	2,315	181,241
Equity Residential	10,443	926,607
Essex Property Trust, Inc.	1,839	611,468
Extra Space Storage, Inc.	3,384	670,675
Federal Realty Investment Trust	2,188	278,948
First Industrial Realty Trust, Inc.	3,633	220,814
Gaming & Leisure Properties, Inc.	6,402	289,242
Healthcare Trust of America, Inc., Class A	6,131	199,564
Healthpeak Properties, Inc.	15,311	541,550
Highwoods Properties, Inc.	2,881	124,229
Host Hotels & Resorts, Inc. *	19,972	346,315
Hudson Pacific Properties, Inc.	4,208	99,435
Invitation Homes, Inc.	16,913	710,008
Iron Mountain, Inc.	2,373	108,968
JBG SMITH Properties	3,412	93,489
Jones Lang LaSalle, Inc. *	1,437	360,385
Kilroy Realty Corp.	3,285	210,240
Kimco Realty Corp.	16,398	397,816
Lamar Advertising Co., Class A	320	35,443
Life Storage, Inc.	2,305	311,060
Medical Properties Trust, Inc.	16,699	380,069
Mid-America Apartment Communities, Inc.	3,268	675,430
National Retail Properties, Inc.	4,926	218,616
Omega Healthcare Investors, Inc.	6,787	213,655
Opendoor Technologies, Inc. *	10,233	101,614
Orion Office REIT, Inc. *	1,523	25,343
Park Hotels & Resorts, Inc. *	6,654	121,103
Prologis, Inc.	20,906	3,278,479
Public Storage	1,006	360,681
Rayonier, Inc.	4,032	147,329
Realty Income Corp.	16,041	1,113,406
Regency Centers Corp.	4,771	342,319
Rexford Industrial Realty, Inc.	4,291	313,972
SBA Communications Corp.	2,558	832,476
Simon Property Group, Inc.	1,215	178,848
SL Green Realty Corp.	1,899	137,729
Spirit Realty Capital, Inc.	3,486	165,446
STORE Capital Corp.	6,933	219,845
Sun Communities, Inc.	3,248	613,742
The Howard Hughes Corp. *	1,165	112,201
UDR, Inc.	8,713	495,247
Ventas, Inc.	11,312	599,762
VICI Properties, Inc.	17,844	510,695
Vornado Realty Trust	4,987	204,517
Welltower, Inc.	12,345	1,069,447
Weyerhaeuser Co.	21,247	859,016
WP Carey, Inc.	5,245	407,012
		28,637,119

Retailing 1.6%
Advance Auto Parts, Inc.	1,787	413,708
AutoNation, Inc. *	1,176	128,184
SECURITY	NUMBER OF SHARES	VALUE ($)
AutoZone, Inc. *	466	925,639
Bath & Body Works, Inc.	2,936	164,622
Best Buy Co., Inc.	5,364	532,538
Burlington Stores, Inc. *	104	24,641
CarMax, Inc. *	4,227	469,916
Dick's Sporting Goods, Inc.	1,780	205,412
Dollar General Corp.	3,785	789,097
Dollar Tree, Inc. *	6,313	828,392
DoorDash, Inc., Class A *	486	55,156
Foot Locker, Inc.	2,559	114,336
Genuine Parts Co.	3,944	525,459
Kohl's Corp.	4,218	251,857
Leslie's, Inc. *	456	9,498
Lithia Motors, Inc.	761	222,311
LKQ Corp.	7,721	423,806
Nordstrom, Inc. *	463	10,418
Ollie's Bargain Outlet Holdings, Inc. *	1,870	89,648
O'Reilly Automotive, Inc. *	1,311	854,444
Penske Automotive Group, Inc.	884	89,841
Petco Health & Wellness Co., Inc. *	1,415	26,531
Qurate Retail, Inc., Class A	10,061	70,729
Target Corp.	7,637	1,683,424
The Gap, Inc.	5,721	103,378
Victoria's Secret & Co. *	880	49,130
Vroom, Inc. *	2,408	19,312
Wayfair, Inc., Class A *	960	149,683
Williams-Sonoma, Inc.	494	79,307
		9,310,417

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	9,157	1,501,473
Azenta, Inc.	367	30,953
Cirrus Logic, Inc. *	1,614	144,356
First Solar, Inc. *	3,014	236,237
GLOBALFOUNDRIES, Inc. *	689	33,995
Intel Corp.	114,653	5,597,359
Marvell Technology, Inc.	23,219	1,657,837
Microchip Technology, Inc.	2,431	188,354
Micron Technology, Inc.	27,395	2,253,787
MKS Instruments, Inc.	247	38,367
NXP Semiconductors N.V.	5,209	1,070,137
ON Semiconductor Corp. *	5,488	323,792
Qorvo, Inc. *	3,143	431,471
Skyworks Solutions, Inc.	2,478	363,077
Texas Instruments, Inc.	9,953	1,786,464
Wolfspeed, Inc. *	3,260	307,222
		15,964,881

Software & Services 4.4%
Accenture plc, Class A	3,535	1,249,905
Akamai Technologies, Inc. *	4,554	521,661
Alliance Data Systems Corp.	1,425	98,382
Amdocs Ltd.	3,646	276,695
ANSYS, Inc. *	1,444	490,974
Automatic Data Processing, Inc.	970	199,985
Black Knight, Inc. *	4,299	320,705
Broadridge Financial Solutions, Inc.	299	47,607
C3.ai, Inc., Class A *	1,214	31,977
CDK Global, Inc.	2,853	122,593
Ceridian HCM Holding, Inc. *	3,706	280,989
Citrix Systems, Inc.	2,255	229,875
Cloudflare, Inc., Class A *	415	40,006
Cognizant Technology Solutions Corp., Class A	14,929	1,275,235
Concentrix Corp.	1,188	238,776
Datto Holding Corp. *	750	18,683
Dolby Laboratories, Inc., Class A	1,827	160,502

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Duck Creek Technologies, Inc. *	1,536	39,245
DXC Technology Co. *	7,160	215,373
Dynatrace, Inc. *	327	17,939
Euronet Worldwide, Inc. *	414	55,430
Fastly, Inc., Class A *	3,040	87,126
Fidelity National Information Services, Inc.	17,256	2,069,340
Fiserv, Inc. *	15,812	1,671,328
FleetCor Technologies, Inc. *	1,730	412,190
Genpact Ltd.	4,906	244,074
Global Payments, Inc.	8,176	1,225,419
GoDaddy, Inc., Class A *	4,261	322,600
Guidewire Software, Inc. *	2,375	239,495
Informatica, Inc., Class A *	261	7,287
International Business Machines Corp.	25,346	3,385,465
Jack Henry & Associates, Inc.	1,551	260,273
Jamf Holding Corp. *	214	7,075
Kyndryl Holdings, Inc. *	6,403	108,083
Mandiant, Inc. *	4,739	71,512
Manhattan Associates, Inc. *	840	112,451
McAfee Corp., Class A	540	13,851
N-Able, Inc. *	1,127	12,577
NCR Corp. *	2,387	90,849
NortonLifeLock, Inc.	11,451	297,841
Nuance Communications, Inc. *	5,002	276,361
Oracle Corp.	3,191	258,982
Paychex, Inc.	1,166	137,308
Paycor HCM, Inc. *	248	6,433
Paysafe Ltd *	19,407	70,447
Pegasystems, Inc.	61	6,052
Procore Technologies, Inc. *	465	29,090
salesforce.com, Inc. *	21,436	4,986,657
Snowflake, Inc., Class A *	328	90,495
SolarWinds Corp.	924	12,566
SS&C Technologies Holdings, Inc.	6,344	506,695
StoneCo Ltd., Class A *	406	6,325
Synopsys, Inc. *	1,576	489,348
Teradata Corp. *	423	17,064
The Western Union Co.	8,538	161,454
Thoughtworks Holding, Inc. *	780	16,708
Twilio, Inc., Class A *	3,398	700,396
Tyler Technologies, Inc. *	155	73,439
VeriSign, Inc. *	2,758	598,982
VMware, Inc., Class A	3,972	510,323
WEX, Inc. *	426	68,577
		25,595,075

Technology Hardware & Equipment 2.6%
Amphenol Corp., Class A	4,768	379,485
Arista Networks, Inc. *	737	91,616
Arrow Electronics, Inc. *	1,969	244,156
Avnet, Inc.	2,774	111,959
Ciena Corp. *	4,360	289,112
Cisco Systems, Inc.	119,876	6,673,497
Coherent, Inc. *	67	17,318
Corning, Inc.	14,241	598,692
Dell Technologies, Inc., Class C *	3,927	223,093
F5, Inc. *	1,713	355,653
Hewlett Packard Enterprise Co.	36,865	602,005
HP, Inc.	21,350	784,186
IPG Photonics Corp. *	945	145,974
Jabil, Inc.	848	52,144
Juniper Networks, Inc.	9,177	319,543
Keysight Technologies, Inc. *	2,955	498,863
Littelfuse, Inc.	684	184,659
Lumentum Holdings, Inc. *	2,044	207,425
Motorola Solutions, Inc.	4,710	1,092,437
National Instruments Corp.	3,780	155,812
NetApp, Inc.	2,122	183,574
SECURITY	NUMBER OF SHARES	VALUE ($)
Pure Storage, Inc., Class A *	459	12,159
TD SYNNEX Corp.	1,191	124,543
Teledyne Technologies, Inc. *	1,305	549,966
Trimble, Inc. *	7,103	512,552
Ubiquiti, Inc.	19	5,511
ViaSat, Inc. *	1,939	85,355
Vontier Corp.	2,240	62,966
Western Digital Corp. *	8,872	459,037
Xerox Holdings Corp.	3,987	84,166
		15,107,458

Telecommunication Services 2.3%
AT&T, Inc.	202,635	5,167,193
Lumen Technologies, Inc.	28,821	356,228
T-Mobile US, Inc. *	16,714	1,807,953
Verizon Communications, Inc.	117,540	6,256,654
		13,588,028

Transportation 1.7%
Alaska Air Group, Inc. *	3,433	187,922
AMERCO	256	155,891
American Airlines Group, Inc. *	18,057	297,399
C.H. Robinson Worldwide, Inc.	2,933	306,938
Copa Holdings S.A., Class A *	898	75,055
CSX Corp.	62,702	2,145,662
Expeditors International of Washington, Inc.	1,299	148,710
FedEx Corp.	3,930	966,230
GXO Logistics, Inc. *	398	32,322
JB Hunt Transport Services, Inc.	265	51,023
JetBlue Airways Corp. *	8,882	129,944
Kirby Corp. *	1,671	108,916
Knight-Swift Transportation Holdings, Inc.	4,565	258,288
Landstar System, Inc.	115	18,400
Norfolk Southern Corp.	6,887	1,873,195
Old Dominion Freight Line, Inc.	224	67,632
Ryder System, Inc.	1,485	108,687
Schneider National, Inc., Class B	1,507	38,579
Southwest Airlines Co. *	16,765	750,401
TuSimple Holdings, Inc., Class A *	3,259	61,139
Uber Technologies, Inc. *	6,562	245,419
Union Pacific Corp.	6,711	1,641,175
United Airlines Holdings, Inc. *	9,200	394,496
XPO Logistics, Inc. *	372	24,615
		10,088,038

Utilities 5.1%
Alliant Energy Corp.	7,095	424,707
Ameren Corp.	7,216	640,348
American Electric Power Co., Inc.	14,179	1,281,782
American Water Works Co., Inc.	5,152	828,442
Atmos Energy Corp.	3,651	391,460
Avangrid, Inc.	1,612	75,313
Brookfield Renewable Corp., Class A	2,676	91,573
CenterPoint Energy, Inc.	16,808	476,675
CMS Energy Corp.	8,191	527,336
Consolidated Edison, Inc.	10,024	866,575
Dominion Energy, Inc.	22,857	1,843,646
DTE Energy Co.	5,464	658,029
Duke Energy Corp.	21,810	2,291,359
Edison International	10,571	663,753
Entergy Corp.	5,686	635,524
Essential Utilities, Inc.	6,545	319,003
Evergy, Inc.	6,491	421,655
Eversource Energy	9,730	870,738
Exelon Corp.	27,672	1,603,592
FirstEnergy Corp.	15,428	647,359

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hawaiian Electric Industries, Inc.	3,002	127,585
IDACORP, Inc.	1,435	158,166
MDU Resources Group, Inc.	5,669	166,498
National Fuel Gas Co.	2,464	149,639
NextEra Energy, Inc.	55,638	4,346,440
NiSource, Inc.	11,072	323,081
NRG Energy, Inc.	3,736	149,178
OGE Energy Corp.	5,624	213,262
PG&E Corp. *	42,840	547,924
Pinnacle West Capital Corp.	3,184	221,638
PPL Corp.	21,303	632,273
Public Service Enterprise Group, Inc.	14,303	951,579
Sempra Energy	9,073	1,253,526
The AES Corp.	18,759	416,075
The Southern Co.	29,987	2,083,797
UGI Corp.	5,907	267,882
Vistra Corp.	13,558	295,700
WEC Energy Group, Inc.	8,950	868,508
Xcel Energy, Inc.	15,269	1,063,638
		29,795,258
Total Common Stocks (Cost $438,824,368)		584,109,690

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	4,500	737,775
Total Investment Companies (Cost $704,314)		737,775

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	1,747,876	1,747,876
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	479,287	479,287
		2,227,163
Total Short-Term Investments (Cost $2,227,163)		2,227,163
Total Investments in Securities (Cost $441,755,845)		587,074,628

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 1000 Index, e-mini, expires 03/18/22	32	2,577,280	42,853
S&P 500 Index, e-mini, expires 03/18/22	1	225,213	(9,372)
Net Unrealized Appreciation			33,481

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $468,972.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Diversified Financials 0.6%
The Charles Schwab Corp.	$3,397,519	$137,922	($33,126)	($1,106)	$235,600	$3,736,809	42,609	$7,487

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$584,109,690	$—	$—	$584,109,690
Investment Companies[1]	737,775	—	—	737,775
Short-Term Investments[1]	2,227,163	—	—	2,227,163
Futures Contracts[2]	42,853	—	—	42,853
Liabilities
Futures Contracts[2]	(9,372)	—	—	(9,372)
Total	$587,108,109	$—	$—	$587,108,109

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.7%
Aptiv plc *	22,039	3,010,087
BorgWarner, Inc.	19,553	857,399
Gentex Corp.	19,321	606,679
Harley-Davidson, Inc.	12,490	431,779
Lear Corp.	4,899	819,701
QuantumScape Corp. *	20,004	333,867
Thor Industries, Inc.	4,346	411,088
		6,470,600

Banks 3.7%
Bank of Hawaii Corp.	3,255	280,158
Bank OZK	9,896	463,628
BOK Financial Corp.	2,455	251,760
Citizens Financial Group, Inc.	34,697	1,785,855
Comerica, Inc.	10,700	992,746
Commerce Bancshares, Inc.	9,120	628,459
Cullen/Frost Bankers, Inc.	4,662	657,389
East West Bancorp, Inc.	11,521	994,723
F.N.B. Corp.	27,864	360,003
Fifth Third Bancorp	55,665	2,484,329
First Citizens BancShares, Inc., Class A	992	772,847
First Hawaiian, Inc.	10,514	298,072
First Horizon Corp.	43,732	748,255
First Republic Bank	14,544	2,524,693
Huntington Bancshares, Inc.	117,274	1,766,146
KeyCorp	75,788	1,899,247
M&T Bank Corp.	10,475	1,774,256
MGIC Investment Corp.	26,450	401,511
New York Community Bancorp, Inc.	36,804	429,135
PacWest Bancorp	9,456	439,042
People's United Financial, Inc.	34,713	672,738
Pinnacle Financial Partners, Inc.	6,069	586,933
Popular, Inc.	6,467	576,662
Prosperity Bancshares, Inc.	7,300	534,725
Regions Financial Corp.	78,509	1,800,996
Rocket Cos., Inc., Class A	10,935	138,218
Signature Bank	4,843	1,475,323
Sterling Bancorp	15,634	411,018
SVB Financial Group *	4,622	2,698,786
Synovus Financial Corp.	11,860	590,154
TFS Financial Corp.	4,050	70,389
Umpqua Holdings Corp.	17,576	356,441
UWM Holdings Corp.	7,360	38,051
Webster Financial Corp.	7,364	418,349
Western Alliance Bancorp	8,230	816,334
Wintrust Financial Corp.	4,627	453,770
Zions Bancorp NA	12,582	853,311
		32,444,452

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 9.5%
A.O. Smith Corp.	10,804	825,642
Acuity Brands, Inc.	2,827	541,455
Advanced Drainage Systems, Inc.	4,944	559,117
AECOM	11,135	769,763
AGCO Corp.	5,097	597,368
Air Lease Corp.	8,709	346,705
Allegion plc	7,329	899,488
Allison Transmission Holdings, Inc.	8,465	321,585
AMETEK, Inc.	18,835	2,576,063
Armstrong World Industries, Inc.	3,894	385,584
Axon Enterprise, Inc. *	5,296	741,069
Builders FirstSource, Inc. *	15,467	1,051,601
BWX Technologies, Inc.	7,495	333,603
Carlisle Cos., Inc.	4,194	937,107
Carrier Global Corp.	71,026	3,386,520
ChargePoint Holdings, Inc. *	18,160	251,516
Colfax Corp. *	9,574	393,683
Core & Main, Inc., Class A *	4,636	111,496
Crane Co.	4,012	415,282
Cummins, Inc.	11,721	2,588,935
Curtiss-Wright Corp.	3,189	423,467
Donaldson Co., Inc.	10,095	561,888
Dover Corp.	11,721	1,991,515
Fastenal Co.	46,864	2,656,252
Flowserve Corp.	10,618	346,359
Fluence Energy, Inc. *	2,740	51,238
Fortive Corp.	26,682	1,882,148
Fortune Brands Home & Security, Inc.	11,046	1,040,202
Gates Industrial Corp. plc *	7,814	120,883
Generac Holdings, Inc. *	5,008	1,414,159
Graco, Inc.	13,705	994,435
HEICO Corp.	3,671	500,688
HEICO Corp., Class A	6,405	702,629
Hexcel Corp. *	6,802	354,860
Howmet Aerospace, Inc.	31,598	982,382
Hubbell, Inc.	4,422	828,196
Huntington Ingalls Industries, Inc.	3,218	602,410
IDEX Corp.	6,200	1,335,728
Ingersoll Rand, Inc.	33,116	1,861,450
ITT, Inc.	7,035	646,657
Lennox International, Inc.	2,693	763,789
Lincoln Electric Holdings, Inc.	4,688	599,314
Masco Corp.	19,868	1,258,240
MasTec, Inc. *	4,583	394,734
Mercury Systems, Inc. *	4,582	260,807
MSC Industrial Direct Co., Inc., Class A	3,666	299,292
Nordson Corp.	4,740	1,102,240
nVent Electric plc	13,569	469,352
Oshkosh Corp.	5,579	634,946
Otis Worldwide Corp.	34,749	2,968,607
Owens Corning	8,182	725,743
PACCAR, Inc.	27,831	2,588,005
Parker-Hannifin Corp.	10,507	3,257,275
Pentair plc	13,497	859,759

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Plug Power, Inc. *	41,778	913,685
Quanta Services, Inc.	11,553	1,186,724
Regal Rexnord Corp.	5,507	872,749
Rockwell Automation, Inc.	9,482	2,742,384
Sensata Technologies Holding plc *	12,704	728,701
Shoals Technologies Group, Inc., Class A *	8,453	142,518
SiteOne Landscape Supply, Inc. *	3,600	648,432
Snap-on, Inc.	4,359	907,762
Spirit AeroSystems Holdings, Inc., Class A	8,523	373,563
Stanley Black & Decker, Inc.	13,182	2,302,236
Sunrun, Inc. *	16,494	427,689
Textron, Inc.	17,994	1,224,672
The AZEK Co., Inc. *	9,137	301,795
The Middleby Corp. *	4,497	832,844
The Timken Co.	5,223	348,896
The Toro Co.	8,675	837,832
Trane Technologies plc	19,495	3,374,585
TransDigm Group, Inc. *	4,222	2,601,554
Trex Co., Inc. *	9,445	863,934
United Rentals, Inc. *	5,906	1,890,629
Univar Solutions, Inc. *	13,614	360,771
Valmont Industries, Inc.	1,697	368,639
Vertiv Holdings Co.	26,265	547,888
Virgin Galactic Holdings, Inc. *	14,743	135,636
W.W. Grainger, Inc.	3,752	1,857,653
Watsco, Inc.	2,666	753,305
Westinghouse Air Brake Technologies Corp.	14,638	1,301,318
Woodward, Inc.	4,675	515,512
Xylem, Inc.	14,619	1,535,287
		84,412,424

Commercial & Professional Services 3.3%
ADT, Inc.	12,826	97,349
Booz Allen Hamilton Holding Corp.	10,875	834,439
CACI International, Inc., Class A *	1,894	468,689
Cintas Corp.	7,134	2,793,175
Clarivate plc *	35,522	584,692
Clean Harbors, Inc. *	4,118	381,121
Copart, Inc. *	17,071	2,206,427
CoStar Group, Inc. *	31,989	2,244,348
Driven Brands Holdings, Inc. *	4,379	123,707
Dun & Bradstreet Holdings, Inc. *	13,008	260,941
Equifax, Inc.	9,894	2,372,185
FTI Consulting, Inc. *	2,746	400,394
IAA, Inc. *	10,987	504,633
IHS Markit Ltd.	30,493	3,561,278
Jacobs Engineering Group, Inc.	10,552	1,373,659
LegalZoom.com, Inc. *	1,610	25,567
Leidos Holdings, Inc.	11,525	1,030,911
ManpowerGroup, Inc.	4,442	465,833
MSA Safety, Inc.	3,000	412,200
Nielsen Holdings plc	29,226	551,202
Republic Services, Inc.	17,163	2,191,029
Robert Half International, Inc.	8,851	1,002,464
Rollins, Inc.	18,519	571,311
Science Applications International Corp.	4,710	386,361
Stericycle, Inc. *	7,484	439,610
TransUnion	15,630	1,611,766
Verisk Analytics, Inc.	12,963	2,542,433
		29,437,724

Consumer Durables & Apparel 3.1%
Brunswick Corp.	6,289	570,978
Capri Holdings Ltd. *	12,058	724,324
Carter's, Inc.	3,383	315,025
Columbia Sportswear Co.	3,205	297,648
D.R. Horton, Inc.	26,822	2,393,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Deckers Outdoor Corp. *	2,235	715,714
Garmin Ltd.	12,361	1,537,956
Hanesbrands, Inc.	28,397	457,192
Hasbro, Inc.	10,441	965,584
Hayward Holdings, Inc. *	4,091	80,552
Leggett & Platt, Inc.	10,881	433,608
Lennar Corp., Class A	21,865	2,101,445
Lennar Corp., Class B	1,259	101,639
Lululemon Athletica, Inc. *	9,312	3,107,973
Mattel, Inc. *	28,480	595,801
Mohawk Industries, Inc. *	4,487	708,363
Newell Brands, Inc.	31,047	720,601
NVR, Inc. *	258	1,374,423
Peloton Interactive, Inc., Class A *	22,008	601,479
Polaris, Inc.	4,647	523,206
PulteGroup, Inc.	20,585	1,084,624
PVH Corp.	5,805	551,533
Ralph Lauren Corp.	3,913	433,717
Skechers U.S.A., Inc., Class A *	10,776	452,592
Tapestry, Inc.	22,770	864,121
Tempur Sealy International, Inc.	14,534	578,598
Toll Brothers, Inc.	9,083	535,624
TopBuild Corp. *	2,694	626,759
Under Armour, Inc., Class A *	15,378	289,568
Under Armour, Inc., Class C *	16,726	267,449
VF Corp.	26,432	1,723,631
Whirlpool Corp.	4,852	1,019,842
YETI Holdings, Inc. *	6,973	457,289
		27,211,917

Consumer Services 3.8%
Aramark	18,719	641,874
Boyd Gaming Corp. *	6,720	399,571
Bright Horizons Family Solutions, Inc. *	4,910	630,493
Caesars Entertainment, Inc. *	16,648	1,267,579
Carnival Corp. *	69,550	1,377,785
Chegg, Inc. *	11,642	308,164
Chipotle Mexican Grill, Inc. *	2,292	3,404,949
Choice Hotels International, Inc.	2,843	407,686
Churchill Downs, Inc.	3,012	633,424
Darden Restaurants, Inc.	10,616	1,484,860
Domino’s Pizza, Inc.	2,960	1,345,764
DraftKings, Inc., Class A *	25,169	555,983
Expedia Group, Inc. *	11,840	2,170,154
Frontdoor, Inc. *	6,899	250,434
Grand Canyon Education, Inc. *	3,253	272,211
H&R Block, Inc.	14,325	327,469
Hilton Worldwide Holdings, Inc. *	22,374	3,246,691
Hyatt Hotels Corp., Class A *	4,026	368,822
Marriott Vacations Worldwide Corp.	3,404	552,742
MGM Resorts International	31,851	1,360,675
Mister Car Wash, Inc. *	6,336	108,979
Norwegian Cruise Line Holdings Ltd. *	30,176	628,566
Penn National Gaming, Inc. *	13,455	613,683
Planet Fitness, Inc., Class A *	6,807	603,372
Royal Caribbean Cruises Ltd. *	17,894	1,392,332
Service Corp. International	13,096	808,285
Six Flags Entertainment Corp. *	6,320	249,577
Terminix Global Holdings, Inc. *	9,896	426,913
The Wendy's Co.	14,553	335,156
Travel & Leisure Co.	6,897	391,750
Vail Resorts, Inc.	3,258	902,792
Wyndham Hotels & Resorts, Inc.	7,489	628,702
Wynn Resorts Ltd. *	8,626	737,092
Yum China Holdings, Inc.	34,979	1,684,938
Yum! Brands, Inc.	23,973	3,000,700
		33,520,167

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Financials 5.3%
Affiliated Managers Group, Inc.	3,302	482,785
AGNC Investment Corp.	42,818	637,560
Ally Financial, Inc.	28,270	1,349,044
Ameriprise Financial, Inc.	9,135	2,779,872
Annaly Capital Management, Inc.	114,160	901,864
Apollo Global Management, Inc.	30,117	2,108,190
Ares Management Corp., Class A	11,597	924,513
Cboe Global Markets, Inc.	8,683	1,029,196
Credit Acceptance Corp. *	662	357,189
Discover Financial Services	23,920	2,768,740
Equitable Holdings, Inc.	29,597	995,643
Evercore, Inc., Class A	3,119	389,314
FactSet Research Systems, Inc.	3,095	1,305,749
Franklin Resources, Inc.	23,607	754,716
Interactive Brokers Group, Inc., Class A	6,545	446,304
Invesco Ltd.	27,249	617,462
Janus Henderson Group plc	13,766	507,965
Jefferies Financial Group, Inc.	17,865	654,574
KKR & Co., Inc.	45,434	3,233,083
Lazard Ltd., Class A	8,169	356,495
LPL Financial Holdings, Inc.	6,499	1,119,908
MarketAxess Holdings, Inc.	3,050	1,050,664
Morningstar, Inc.	1,913	549,815
MSCI, Inc.	6,550	3,511,586
Nasdaq, Inc.	9,502	1,702,853
New Residential Investment Corp.	35,211	374,997
Northern Trust Corp.	16,766	1,955,586
OneMain Holdings, Inc.	9,153	472,844
Raymond James Financial, Inc.	15,078	1,596,308
SEI Investments Co.	8,701	509,966
SLM Corp.	23,858	437,556
Starwood Property Trust, Inc.	23,661	585,610
State Street Corp.	29,811	2,817,139
Stifel Financial Corp.	8,334	624,217
Synchrony Financial	44,591	1,899,131
T. Rowe Price Group, Inc.	18,400	2,841,512
The Carlyle Group, Inc.	13,253	676,566
Tradeweb Markets, Inc., Class A	8,568	726,309
Upstart Holdings, Inc. *	3,728	406,389
Virtu Financial, Inc., Class A	7,173	221,861
Voya Financial, Inc.	9,005	611,980
		47,293,055

Energy 4.7%
Antero Midstream Corp.	27,340	272,033
APA Corp.	29,594	982,817
Baker Hughes Co.	60,201	1,651,915
Cheniere Energy, Inc.	19,129	2,140,535
Continental Resources, Inc.	5,290	274,763
Coterra Energy, Inc.	64,997	1,423,434
Devon Energy Corp.	55,059	2,784,334
Diamondback Energy, Inc.	14,748	1,860,608
DTE Midstream LLC *	7,901	408,482
EQT Corp. *	24,905	529,231
Halliburton Co.	72,384	2,225,084
Hess Corp.	22,648	2,090,184
HollyFrontier Corp.	12,213	429,409
Marathon Oil Corp.	63,229	1,231,069
Marathon Petroleum Corp.	50,226	3,603,715
New Fortress Energy, Inc.	2,177	47,807
NOV, Inc.	31,736	521,105
Occidental Petroleum Corp.	69,022	2,600,059
ONEOK, Inc.	36,229	2,198,376
Phillips 66	35,763	3,032,345
Pioneer Natural Resources Co.	17,628	3,858,593
Targa Resources Corp.	18,395	1,086,777
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Pacific Land Corp.	479	514,925
The Williams Cos., Inc.	99,291	2,972,772
Valero Energy Corp.	33,347	2,766,800
		41,507,172

Food & Staples Retailing 0.5%
Albertsons Cos., Inc., Class A	12,695	357,364
Casey's General Stores, Inc.	3,014	566,060
Grocery Outlet Holding Corp. *	7,145	181,340
The Kroger Co.	60,387	2,632,269
U.S. Foods Holding Corp. *	18,041	636,126
		4,373,159

Food, Beverage & Tobacco 2.6%
Archer-Daniels-Midland Co.	45,478	3,410,850
Beyond Meat, Inc. *(a)	4,692	305,590
Brown-Forman Corp., Class A	3,742	234,399
Brown-Forman Corp., Class B	14,950	1,008,079
Bunge Ltd.	11,218	1,109,011
Campbell Soup Co.	15,931	702,876
Conagra Brands, Inc.	38,248	1,329,501
Darling Ingredients, Inc. *	13,190	841,126
Flowers Foods, Inc.	15,296	430,276
Freshpet, Inc. *	3,339	310,627
Hormel Foods Corp.	23,094	1,096,272
Ingredion, Inc.	5,459	516,967
Kellogg Co.	20,554	1,294,902
Lamb Weston Holdings, Inc.	11,916	765,126
McCormick & Co., Inc. - Non Voting Shares	20,375	2,043,816
Molson Coors Beverage Co., Class B	14,577	694,740
Pilgrim's Pride Corp. *	3,865	108,104
Post Holdings, Inc. *	4,824	510,476
Seaboard Corp.	21	80,220
The Boston Beer Co., Inc., Class A *	763	321,093
The Hain Celestial Group, Inc. *	7,469	272,843
The Hershey Co.	11,949	2,354,789
The JM Smucker Co.	8,565	1,204,068
Tyson Foods, Inc., Class A	23,456	2,131,916
		23,077,667

Health Care Equipment & Services 5.5%
ABIOMED, Inc. *	3,618	1,070,458
Acadia Healthcare Co., Inc. *	7,194	378,764
agilon health, Inc. *	13,550	224,659
Amedisys, Inc. *	2,608	352,341
AmerisourceBergen Corp.	12,131	1,652,242
Cardinal Health, Inc.	23,043	1,188,328
Cerner Corp.	24,150	2,202,480
Certara, Inc. *	8,560	228,809
Change Healthcare, Inc. *	20,431	402,082
Chemed Corp.	1,230	576,759
DaVita, Inc. *	5,494	595,385
Definitive Healthcare Corp. *	905	19,801
Dentsply Sirona, Inc.	17,744	947,884
DexCom, Inc. *	7,874	3,389,600
Encompass Health Corp.	7,951	493,280
Envista Holdings Corp. *	13,146	568,433
Figs, Inc., Class A *(a)	8,057	181,121
Globus Medical, Inc., Class A *	6,397	426,872
Guardant Health, Inc. *	7,351	511,262
Henry Schein, Inc. *	11,339	853,827
Hologic, Inc. *	20,488	1,439,077
ICU Medical, Inc. *	1,620	345,643
IDEXX Laboratories, Inc. *	6,912	3,506,458
Insulet Corp. *	5,398	1,338,704
Integra LifeSciences Holdings Corp. *	5,880	380,671

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Laboratory Corp. of America Holdings *	7,877	2,137,503
Masimo Corp. *	4,085	898,169
McKesson Corp.	12,494	3,207,460
Molina Healthcare, Inc. *	4,710	1,368,161
Novocure Ltd. *	8,370	574,600
Oak Street Health, Inc. *	7,990	138,866
Penumbra, Inc. *	2,826	638,704
Premier, Inc., Class A	9,898	378,302
Quest Diagnostics, Inc.	9,958	1,344,529
Quidel Corp. *	2,995	309,563
ResMed, Inc.	11,751	2,686,279
Signify Health, Inc., Class A *	5,140	68,516
STERIS plc	6,968	1,563,619
Tandem Diabetes Care, Inc. *	5,058	597,400
Teladoc Health, Inc. *	12,337	946,371
Teleflex, Inc.	3,817	1,183,995
The Cooper Cos., Inc.	3,952	1,574,082
Universal Health Services, Inc., Class B	5,807	755,258
Veeva Systems, Inc., Class A *	11,188	2,646,410
Zimmer Biomet Holdings, Inc.	17,050	2,097,491
		48,390,218

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	20,036	2,056,695
Coty, Inc., Class A *	27,930	236,846
Herbalife Nutrition Ltd. *	8,262	351,218
Olaplex Holdings, Inc. *	6,640	145,018
Reynolds Consumer Products, Inc.	4,423	133,884
Spectrum Brands Holdings, Inc.	3,423	305,948
The Clorox Co.	10,033	1,684,139
		4,913,748

Insurance 4.0%
Aflac, Inc.	53,394	3,354,211
Alleghany Corp. *	1,085	720,440
American Financial Group, Inc.	5,536	721,230
Arch Capital Group Ltd. *	30,360	1,406,275
Arthur J. Gallagher & Co.	16,731	2,642,494
Assurant, Inc.	4,639	707,494
Assured Guaranty Ltd.	5,516	293,948
Axis Capital Holdings Ltd.	6,305	359,259
Brighthouse Financial, Inc. *	6,467	352,128
Brown & Brown, Inc.	19,142	1,268,732
Cincinnati Financial Corp.	12,233	1,441,414
CNA Financial Corp.	2,250	103,297
Erie Indemnity Co., Class A	2,041	375,748
Everest Re Group Ltd.	3,173	899,228
Fidelity National Financial, Inc.	22,268	1,121,194
First American Financial Corp.	8,693	647,715
Globe Life, Inc.	8,176	836,405
GoHealth, Inc., Class A *	3,811	10,518
Kemper Corp.	4,913	294,682
Lemonade, Inc. *(a)	3,092	98,728
Lincoln National Corp.	14,686	1,027,726
Loews Corp.	17,462	1,041,783
Markel Corp. *	1,104	1,360,945
Mercury General Corp.	2,188	119,596
Old Republic International Corp.	22,865	586,030
Primerica, Inc.	3,192	492,653
Principal Financial Group, Inc.	21,381	1,562,096
Prudential Financial, Inc.	30,910	3,448,629
Reinsurance Group of America, Inc.	5,542	636,388
RenaissanceRe Holdings Ltd.	3,720	584,672
The Hanover Insurance Group, Inc.	2,906	400,912
The Hartford Financial Services Group, Inc.	27,763	1,995,327
Unum Group	16,641	422,349
W.R. Berkley Corp.	11,272	952,484
SECURITY	NUMBER OF SHARES	VALUE ($)
White Mountains Insurance Group Ltd.	239	248,789
Willis Towers Watson plc	10,134	2,370,951
		34,906,470

Materials 5.6%
Albemarle Corp.	9,492	2,095,264
Alcoa Corp.	15,246	864,601
Amcor plc	125,806	1,510,930
AptarGroup, Inc.	5,364	629,197
Ardagh Metal Packaging S.A. *	11,399	109,772
Ashland Global Holdings, Inc.	4,486	430,835
Avery Dennison Corp.	6,756	1,387,818
Axalta Coating Systems Ltd. *	16,801	497,478
Ball Corp.	25,903	2,515,181
Berry Global Group, Inc. *	11,025	743,306
Celanese Corp.	8,892	1,384,573
CF Industries Holdings, Inc.	17,459	1,202,401
Cleveland-Cliffs, Inc. *	37,205	637,694
Corteva, Inc.	59,618	2,866,433
Crown Holdings, Inc.	10,037	1,148,233
Diversey Holdings Ltd. *	6,158	67,738
Eagle Materials, Inc.	3,245	473,283
Eastman Chemical Co.	10,934	1,300,381
Element Solutions, Inc.	18,937	424,946
FMC Corp.	10,347	1,141,998
Graphic Packaging Holding Co.	23,038	435,649
Huntsman Corp.	16,933	606,709
International Flavors & Fragrances, Inc.	20,809	2,745,123
International Paper Co.	31,590	1,524,217
Louisiana-Pacific Corp.	7,147	474,847
LyondellBasell Industries N.V., Class A	21,468	2,076,600
Martin Marietta Materials, Inc.	5,079	1,976,340
NewMarket Corp.	533	180,191
Nucor Corp.	23,349	2,367,589
Olin Corp.	11,745	595,119
Packaging Corp. of America	7,651	1,152,470
PPG Industries, Inc.	19,335	3,020,127
Reliance Steel & Aluminum Co.	5,086	777,548
Royal Gold, Inc.	5,358	544,105
RPM International, Inc.	10,424	923,671
Sealed Air Corp.	12,085	820,813
Silgan Holdings, Inc.	6,845	306,519
Sonoco Products Co.	8,025	454,536
Steel Dynamics, Inc.	15,390	854,453
Sylvamo Corp. *	2,908	86,629
The Chemours Co.	13,229	432,721
The Mosaic Co.	30,304	1,210,645
The Scotts Miracle-Gro Co.	3,343	505,462
United States Steel Corp.	21,790	451,489
Valvoline, Inc.	14,752	485,931
Vulcan Materials Co.	10,799	2,055,158
Westlake Chemical Corp.	2,710	267,342
WestRock Co.	21,534	994,009
		49,758,074

Media & Entertainment 3.4%
Altice USA, Inc., Class A *	17,195	247,952
Cable One, Inc.	441	681,226
Discovery, Inc., Class A *(a)	13,546	378,069
Discovery, Inc., Class C *(a)	25,680	702,348
DISH Network Corp., Class A *	20,292	637,169
Fox Corp., Class A	26,036	1,057,322
Fox Corp., Class B	12,256	455,678
IAC/InterActiveCorp. *	6,240	852,010
Liberty Broadband Corp., Class A *	1,909	279,382
Liberty Broadband Corp., Class C *	11,522	1,709,980

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Formula One, Class A *	1,941	106,367
Liberty Media Corp. - Liberty Formula One, Class C *	16,196	975,485
Liberty Media Corp. - Liberty SiriusXM, Class A *	7,599	351,454
Liberty Media Corp. - Liberty SiriusXM, Class C *	13,032	606,379
Live Nation Entertainment, Inc. *	11,261	1,233,192
Loyalty Ventures, Inc. *	1,620	47,482
Madison Square Garden Sports Corp. *	1,547	256,910
Match Group, Inc. *	23,078	2,600,890
News Corp., Class A	31,863	708,633
News Corp., Class B	9,840	218,842
Nexstar Media Group, Inc., Class A	3,206	530,208
Omnicom Group, Inc.	17,191	1,295,514
Pinterest, Inc., Class A *	45,896	1,356,686
Playtika Holding Corp. *	8,489	144,568
Roku, Inc. *	9,615	1,577,341
Sirius XM Holdings, Inc. (a)	72,086	458,467
Skillz, Inc. *(a)	24,868	119,615
Spotify Technology S.A. *	11,159	2,190,065
Take-Two Interactive Software, Inc. *	9,332	1,524,289
The Interpublic Group of Cos., Inc.	31,999	1,137,244
The New York Times Co., Class A	13,499	540,365
TripAdvisor, Inc. *	8,114	220,295
Twitter, Inc. *	63,704	2,389,537
ViacomCBS, Inc., Class A	697	25,496
ViacomCBS, Inc., Class B	47,577	1,591,451
Vimeo, Inc. *	11,833	173,353
World Wrestling Entertainment, Inc., Class A	3,570	178,286
Zynga, Inc., Class A *	83,891	760,891
		30,320,441

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
10X Genomics, Inc., Class A *	6,905	664,744
Adaptive Biotechnologies Corp. *	8,863	154,571
Agilent Technologies, Inc.	24,850	3,462,102
Alnylam Pharmaceuticals, Inc. *	9,683	1,332,381
Avantor, Inc. *	49,167	1,835,404
BioMarin Pharmaceutical, Inc. *	14,893	1,319,966
Bio-Rad Laboratories, Inc., Class A *	1,732	1,038,732
Bio-Techne Corp.	3,193	1,201,877
Bruker Corp.	8,365	557,109
Catalent, Inc. *	13,892	1,443,795
Charles River Laboratories International, Inc. *	4,068	1,341,464
CureVac N.V. *(a)	4,285	82,743
Elanco Animal Health, Inc. *	36,344	946,398
Exact Sciences Corp. *	13,939	1,064,382
Exelixis, Inc. *	25,240	456,844
Horizon Therapeutics plc *	17,824	1,663,514
Incyte Corp. *	15,082	1,121,045
Ionis Pharmaceuticals, Inc. *	11,446	363,983
Iovance Biotherapeutics, Inc. *	12,237	203,746
IQVIA Holdings, Inc. *	15,577	3,814,807
Jazz Pharmaceuticals plc *	4,893	679,687
Maravai LifeSciences Holdings, Inc., Class A *	9,006	260,453
Mettler-Toledo International, Inc. *	1,852	2,727,403
Mirati Therapeutics, Inc. *	3,421	408,125
Natera, Inc. *	6,812	481,268
Nektar Therapeutics *	14,699	163,453
Neurocrine Biosciences, Inc. *	7,643	603,950
Novavax, Inc. *	6,168	577,942
Organon & Co.	20,715	661,016
SECURITY	NUMBER OF SHARES	VALUE ($)
PerkinElmer, Inc.	10,298	1,773,007
Perrigo Co., plc	10,905	415,153
QIAGEN N.V. *	18,528	916,951
Repligen Corp. *	4,467	885,985
Royalty Pharma plc, Class A	26,552	1,062,345
Sage Therapeutics, Inc. *	4,219	166,313
Sarepta Therapeutics, Inc. *	6,791	486,032
Seagen, Inc. *	10,894	1,465,352
Sotera Health Co. *	8,129	174,855
Syneos Health, Inc. *	8,305	752,101
Ultragenyx Pharmaceutical, Inc. *	5,298	370,489
United Therapeutics Corp. *	3,602	727,136
Viatris, Inc.	98,699	1,477,524
Waters Corp. *	4,939	1,581,073
West Pharmaceutical Services, Inc.	6,001	2,359,713
		45,246,933

Real Estate 8.4%
Alexandria Real Estate Equities, Inc.	12,596	2,454,205
American Campus Communities, Inc.	11,186	584,580
American Homes 4 Rent, Class A	23,084	903,277
Americold Realty Trust	21,788	619,869
Apartment Income REIT Corp.	12,761	674,036
AvalonBay Communities, Inc.	11,384	2,780,314
Boston Properties, Inc.	12,747	1,428,684
Brixmor Property Group, Inc.	24,186	613,357
Camden Property Trust	8,069	1,291,766
CBRE Group, Inc., Class A *	27,267	2,763,238
Cousins Properties, Inc.	12,082	465,882
CubeSmart	17,483	887,087
CyrusOne, Inc.	10,353	930,217
Douglas Emmett, Inc.	13,576	423,843
Duke Realty Corp.	31,042	1,793,607
EPR Properties	6,056	266,282
Equity LifeStyle Properties, Inc.	14,184	1,110,465
Equity Residential	30,100	2,670,773
Essex Property Trust, Inc.	5,292	1,759,590
Extra Space Storage, Inc.	10,709	2,122,417
Federal Realty Investment Trust	6,299	803,059
First Industrial Realty Trust, Inc.	10,503	638,372
Gaming & Leisure Properties, Inc.	18,422	832,306
Healthcare Trust of America, Inc., Class A	17,784	578,869
Healthpeak Properties, Inc.	44,010	1,556,634
Highwoods Properties, Inc.	8,367	360,785
Host Hotels & Resorts, Inc. *	57,718	1,000,830
Hudson Pacific Properties, Inc.	12,125	286,514
Invitation Homes, Inc.	48,733	2,045,811
Iron Mountain, Inc.	23,391	1,074,115
JBG SMITH Properties	10,003	274,082
Jones Lang LaSalle, Inc. *	4,123	1,034,007
Kilroy Realty Corp.	9,483	606,912
Kimco Realty Corp.	47,424	1,150,506
Lamar Advertising Co., Class A	7,033	778,975
Life Storage, Inc.	6,650	897,417
Medical Properties Trust, Inc.	48,238	1,097,897
Mid-America Apartment Communities, Inc.	9,421	1,947,132
National Retail Properties, Inc.	14,268	633,214
Omega Healthcare Investors, Inc.	19,497	613,766
Opendoor Technologies, Inc. *	37,274	370,131
Orion Office REIT, Inc. *	4,539	75,529
Park Hotels & Resorts, Inc. *	19,110	347,802
Rayonier, Inc.	11,633	425,070
Realty Income Corp.	46,190	3,206,048
Regency Centers Corp.	13,784	989,002
Rexford Industrial Realty, Inc.	12,375	905,479
SBA Communications Corp.	8,847	2,879,168
Simon Property Group, Inc.	26,640	3,921,408
SL Green Realty Corp.	5,444	394,809

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit Realty Capital, Inc.	10,060	477,448
STORE Capital Corp.	19,958	632,868
Sun Communities, Inc.	9,352	1,767,154
The Howard Hughes Corp. *	3,390	326,491
UDR, Inc.	25,111	1,427,309
Ventas, Inc.	32,539	1,725,218
VICI Properties, Inc.	51,348	1,469,580
Vornado Realty Trust	14,338	588,001
Welltower, Inc.	35,565	3,080,996
Weyerhaeuser Co.	61,189	2,473,871
WP Carey, Inc.	15,078	1,170,053
Zillow Group, Inc., Class A *	4,840	241,322
Zillow Group, Inc., Class C *	13,832	698,239
		74,347,688

Retailing 4.3%
Advance Auto Parts, Inc.	5,140	1,189,961
AutoNation, Inc. *	3,386	369,074
AutoZone, Inc. *	1,711	3,398,645
Bath & Body Works, Inc.	19,916	1,116,690
Best Buy Co., Inc.	20,056	1,991,160
Burlington Stores, Inc. *	5,417	1,283,450
CarMax, Inc. *	13,317	1,480,451
Carvana Co. *	6,377	1,033,457
Dick's Sporting Goods, Inc.	5,135	592,579
Dollar Tree, Inc. *	18,184	2,386,104
DoorDash, Inc., Class A *	11,963	1,357,681
Etsy, Inc. *	10,340	1,624,207
Five Below, Inc. *	4,497	737,508
Floor & Decor Holdings, Inc., Class A *	8,307	903,137
Foot Locker, Inc.	7,328	327,415
GameStop Corp., Class A *(a)	5,252	572,100
Genuine Parts Co.	11,374	1,515,358
Kohl's Corp.	12,197	728,283
Leslie's, Inc. *	10,811	225,193
Lithia Motors, Inc.	2,401	701,404
LKQ Corp.	22,212	1,219,217
Nordstrom, Inc. *	9,035	203,287
Ollie's Bargain Outlet Holdings, Inc. *	5,307	254,418
O'Reilly Automotive, Inc. *	5,441	3,546,172
Penske Automotive Group, Inc.	2,506	254,685
Petco Health & Wellness Co., Inc. *	4,480	84,000
Pool Corp.	3,179	1,513,999
Qurate Retail, Inc., Class A	29,688	208,707
RH *	1,430	576,033
The Gap, Inc.	16,456	297,360
Tractor Supply Co.	9,272	2,024,170
Ulta Beauty, Inc. *	4,343	1,579,723
Victoria's Secret & Co. *	6,088	339,893
Vroom, Inc. *	9,307	74,642
Wayfair, Inc., Class A *	6,218	969,510
Williams-Sonoma, Inc.	6,039	969,501
		37,649,174

Semiconductors & Semiconductor Equipment 3.1%
Allegro MicroSystems, Inc. *	3,287	93,285
Azenta, Inc.	5,964	503,004
Cirrus Logic, Inc. *	4,658	416,611
Enphase Energy, Inc. *	10,769	1,512,721
Entegris, Inc.	10,991	1,317,161
First Solar, Inc. *	8,655	678,379
GLOBALFOUNDRIES, Inc. *	4,250	209,695
Marvell Technology, Inc.	66,900	4,776,660
Microchip Technology, Inc.	44,501	3,447,937
MKS Instruments, Inc.	4,513	701,004
Monolithic Power Systems, Inc.	3,660	1,474,724
ON Semiconductor Corp. *	34,573	2,039,807
SECURITY	NUMBER OF SHARES	VALUE ($)
Qorvo, Inc. *	9,052	1,242,659
Skyworks Solutions, Inc.	13,469	1,973,478
Teradyne, Inc.	13,304	1,562,289
Universal Display Corp.	3,541	543,579
Wolfspeed, Inc. *	9,415	887,270
Xilinx, Inc.	20,087	3,887,839
		27,268,102

Software & Services 10.6%
Akamai Technologies, Inc. *	13,127	1,503,698
Alliance Data Systems Corp.	4,048	279,474
Alteryx, Inc., Class A *	4,773	272,395
Amdocs Ltd.	10,561	801,474
Anaplan, Inc. *	11,617	560,869
ANSYS, Inc. *	7,112	2,418,151
Aspen Technology, Inc. *	5,455	819,123
Avalara, Inc. *	6,993	766,573
Bentley Systems, Inc., Class B	11,264	452,475
Bill.com Holdings, Inc. *	7,498	1,411,199
Black Knight, Inc. *	12,408	925,637
Broadridge Financial Solutions, Inc.	9,444	1,503,674
C3.ai, Inc., Class A *	4,816	126,853
Cadence Design Systems, Inc. *	22,444	3,414,630
CDK Global, Inc.	9,697	416,680
Ceridian HCM Holding, Inc. *	10,692	810,667
Citrix Systems, Inc.	10,112	1,030,817
Cloudflare, Inc., Class A *	21,098	2,033,847
Concentrix Corp.	3,440	691,406
Coupa Software, Inc. *	5,974	802,129
Crowdstrike Holdings, Inc., Class A *	16,096	2,907,581
Datadog, Inc., Class A *	20,774	3,035,289
Datto Holding Corp. *	2,015	50,194
DocuSign, Inc. *	15,750	1,980,878
Dolby Laboratories, Inc., Class A	5,233	459,719
DoubleVerify Holdings, Inc. *	4,207	116,366
Dropbox, Inc., Class A *	24,271	600,707
Duck Creek Technologies, Inc. *	5,820	148,701
DXC Technology Co. *	20,509	616,911
Dynatrace, Inc. *	16,060	881,052
Elastic N.V. *	6,005	559,966
EPAM Systems, Inc. *	4,394	2,092,159
Euronet Worldwide, Inc. *	4,124	552,162
Everbridge, Inc. *	3,157	161,386
Fair Isaac Corp. *	2,165	1,071,653
Fastly, Inc., Class A *	8,678	248,711
Five9, Inc. *	5,509	692,481
FleetCor Technologies, Inc. *	6,485	1,545,116
Fortinet, Inc. *	10,937	3,250,914
Gartner, Inc. *	6,533	1,919,983
Genpact Ltd.	14,954	743,962
Globant S.A. *	3,300	842,094
GoDaddy, Inc., Class A *	13,707	1,037,757
Guidewire Software, Inc. *	6,852	690,956
HubSpot, Inc. *	3,680	1,798,784
Informatica, Inc., Class A *	2,771	77,366
Jack Henry & Associates, Inc.	6,029	1,011,726
Jamf Holding Corp. *	4,342	143,547
Mandiant, Inc. *	19,183	289,471
Manhattan Associates, Inc. *	5,167	691,706
McAfee Corp., Class A	6,650	170,573
MongoDB, Inc. *	5,184	2,100,090
N-Able, Inc. *	3,324	37,096
nCino, Inc. *	4,566	209,260
NCR Corp. *	10,404	395,976
New Relic, Inc. *	4,210	442,639
NortonLifeLock, Inc.	44,877	1,167,251
Nuance Communications, Inc. *	23,262	1,285,226
Nutanix, Inc., Class A *	17,166	469,318

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Okta, Inc. *	10,293	2,036,882
Palantir Technologies, Inc., Class A *	135,547	1,858,349
Palo Alto Networks, Inc. *	7,784	4,027,442
Paychex, Inc.	26,307	3,097,912
Paycom Software, Inc. *	4,140	1,388,142
Paycor HCM, Inc. *	2,608	67,652
Paylocity Holding Corp. *	3,210	654,776
Paysafe Ltd *	56,848	206,358
Pegasystems, Inc.	3,334	330,799
Procore Technologies, Inc. *	4,849	303,353
PTC, Inc. *	8,604	1,000,301
RingCentral, Inc., Class A *	6,672	1,177,541
Sabre Corp. *	26,110	238,907
Shift4 Payments, Inc., Class A *	3,479	183,413
Smartsheet, Inc., Class A *	9,930	617,845
SolarWinds Corp.	2,868	39,005
Splunk, Inc. *	13,185	1,633,885
SS&C Technologies Holdings, Inc.	18,299	1,461,541
StoneCo Ltd., Class A *	18,128	282,434
Switch, Inc., Class A	9,311	238,641
Synopsys, Inc. *	12,391	3,847,406
Teradata Corp. *	8,770	353,782
The Trade Desk, Inc., Class A *	35,462	2,466,027
The Western Union Co.	32,759	619,473
Thoughtworks Holding, Inc. *	3,434	73,556
Tyler Technologies, Inc. *	3,287	1,557,381
Unity Software, Inc. *	12,302	1,293,555
VeriSign, Inc. *	7,943	1,725,061
WEX, Inc. *	3,651	587,738
Wix.com Ltd. *	4,360	572,773
Zendesk, Inc. *	9,714	956,926
Zscaler, Inc. *	6,441	1,656,046
		94,093,400

Technology Hardware & Equipment 4.5%
Amphenol Corp., Class A	47,696	3,796,125
Arista Networks, Inc. *	19,669	2,445,053
Arrow Electronics, Inc. *	5,655	701,220
Avnet, Inc.	8,100	326,916
CDW Corp.	11,063	2,091,460
Ciena Corp. *	12,585	834,511
Cognex Corp.	13,956	927,516
Coherent, Inc. *	1,990	514,375
CommScope Holding Co., Inc. *	16,260	152,681
Corning, Inc.	62,148	2,612,702
F5, Inc. *	4,917	1,020,868
Hewlett Packard Enterprise Co.	106,179	1,733,903
HP, Inc.	94,189	3,459,562
IPG Photonics Corp. *	2,954	456,304
Jabil, Inc.	11,968	735,912
Juniper Networks, Inc.	26,482	922,103
Keysight Technologies, Inc. *	15,140	2,555,935
Littelfuse, Inc.	1,958	528,601
Lumentum Holdings, Inc. *	5,923	601,066
Motorola Solutions, Inc.	13,573	3,148,122
National Instruments Corp.	10,853	447,361
NetApp, Inc.	18,172	1,572,060
Pure Storage, Inc., Class A *	21,789	577,191
TD SYNNEX Corp.	3,386	354,074
Teledyne Technologies, Inc. *	3,752	1,581,205
Trimble, Inc. *	20,448	1,475,528
Ubiquiti, Inc.	538	156,041
ViaSat, Inc. *	5,695	250,694
Vontier Corp.	13,844	389,155
Western Digital Corp. *	25,485	1,318,594
SECURITY	NUMBER OF SHARES	VALUE ($)
Xerox Holdings Corp.	11,520	243,187
Zebra Technologies Corp., Class A *	4,347	2,213,145
		40,143,170

Telecommunication Services 0.1%
Lumen Technologies, Inc.	83,269	1,029,205

Transportation 2.1%
Alaska Air Group, Inc. *	9,930	543,568
AMERCO	729	443,925
American Airlines Group, Inc. *	52,132	858,614
C.H. Robinson Worldwide, Inc.	10,534	1,102,383
Copa Holdings S.A., Class A *	2,560	213,965
Delta Air Lines, Inc. *	52,221	2,072,651
Expeditors International of Washington, Inc.	13,737	1,572,612
GXO Logistics, Inc. *	7,910	642,371
JB Hunt Transport Services, Inc.	6,863	1,321,402
JetBlue Airways Corp. *	25,764	376,927
Kirby Corp. *	4,867	317,231
Knight-Swift Transportation Holdings, Inc.	13,125	742,612
Landstar System, Inc.	3,128	500,480
Lyft, Inc., Class A *	23,720	913,694
Old Dominion Freight Line, Inc.	8,347	2,520,210
Ryder System, Inc.	4,266	312,229
Schneider National, Inc., Class B	4,212	107,827
Southwest Airlines Co. *	48,259	2,160,073
TuSimple Holdings, Inc., Class A *	10,757	201,801
United Airlines Holdings, Inc. *	26,411	1,132,504
XPO Logistics, Inc. *	7,921	524,133
		18,581,212

Utilities 5.0%
Alliant Energy Corp.	20,429	1,222,880
Ameren Corp.	20,789	1,844,816
American Water Works Co., Inc.	14,829	2,384,503
Atmos Energy Corp.	10,560	1,132,243
Avangrid, Inc.	4,670	218,182
Brookfield Renewable Corp., Class A	10,434	357,051
CenterPoint Energy, Inc.	48,458	1,374,269
CMS Energy Corp.	23,600	1,519,368
Consolidated Edison, Inc.	28,919	2,500,048
DTE Energy Co.	15,761	1,898,097
Edison International	30,458	1,912,458
Entergy Corp.	16,367	1,829,340
Essential Utilities, Inc.	18,820	917,287
Evergy, Inc.	18,674	1,213,063
Eversource Energy	28,037	2,509,031
FirstEnergy Corp.	44,429	1,864,241
Hawaiian Electric Industries, Inc.	8,583	364,778
IDACORP, Inc.	4,109	452,894
MDU Resources Group, Inc.	16,426	482,432
National Fuel Gas Co.	7,122	432,519
NiSource, Inc.	31,970	932,885
NRG Energy, Inc.	19,861	793,050
OGE Energy Corp.	16,305	618,286
PG&E Corp. *	123,334	1,577,442
Pinnacle West Capital Corp.	9,205	640,760
PPL Corp.	61,415	1,822,797
Public Service Enterprise Group, Inc.	41,197	2,740,836
The AES Corp.	53,930	1,196,167
UGI Corp.	16,977	769,907
Vistra Corp.	39,100	852,771

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	25,776	2,501,303
Xcel Energy, Inc.	43,978	3,063,507
		43,939,211
Total Common Stocks (Cost $693,496,839)		880,335,383

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF (a)	12,000	922,680
Total Investment Companies (Cost $918,408)		922,680

SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	4,746,473	4,746,473
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)(c)	2,772,496	2,772,496
		7,518,969
Total Short-Term Investments (Cost $7,518,969)		7,518,969
Total Investments in Securities (Cost $701,934,216)		888,777,032

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/18/22	12	3,155,640	25,813

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,712,948.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$880,335,383	$—	$—	$880,335,383
Investment Companies[1]	922,680	—	—	922,680
Short-Term Investments[1]	7,518,969	—	—	7,518,969
Futures Contracts[2]	25,813	—	—	25,813
Total	$888,802,845	$—	$—	$888,802,845

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 7.0%
Ampol Ltd.	123,655	2,619,384
APA Group	620,207	4,206,148
Aristocrat Leisure Ltd.	315,796	9,154,221
ASX Ltd.	101,554	6,023,017
Aurizon Holdings Ltd.	948,118	2,372,054
AusNet Services Ltd.	986,271	1,814,836
Australia & New Zealand Banking Group Ltd.	1,471,749	27,814,343
BHP Group Ltd. (a)(b)	1,521,835	48,806,090
BHP Group Ltd. - DI (a)	1,089,520	34,390,471
BlueScope Steel Ltd.	265,624	3,481,492
Brambles Ltd.	736,816	5,061,961
Cochlear Ltd.	33,596	4,607,118
Coles Group Ltd.	690,990	7,938,576
Commonwealth Bank of Australia	916,768	61,139,016
Computershare Ltd.	283,335	3,927,476
Crown Resorts Ltd. *	187,611	1,616,475
CSL Ltd.	246,713	45,701,754
Dexus	549,807	4,002,547
Domino's Pizza Enterprises Ltd.	31,190	2,300,675
Endeavour Group Ltd.	689,982	3,081,883
Evolution Mining Ltd.	951,181	2,389,777
Fortescue Metals Group Ltd.	879,773	12,353,862
Goodman Group	863,266	14,254,011
IDP Education Ltd.	106,235	2,220,563
Insurance Australia Group Ltd.	1,291,373	3,895,264
James Hardie Industries plc	230,502	7,757,597
Lendlease Corp., Ltd.	349,467	2,473,018
Macquarie Group Ltd.	181,393	23,710,150
Magellan Financial Group Ltd.	71,415	950,242
Medibank Pvt Ltd.	1,395,180	3,057,218
Mirvac Group	1,997,634	3,701,944
National Australia Bank Ltd.	1,699,307	32,788,883
Newcrest Mining Ltd.	425,384	6,598,285
Northern Star Resources Ltd.	581,169	3,463,722
Orica Ltd.	210,650	2,087,023
Origin Energy Ltd.	928,445	3,715,172
Qantas Airways Ltd. *	481,743	1,648,835
QBE Insurance Group Ltd.	769,383	6,108,623
Ramsay Health Care Ltd.	94,283	4,206,531
REA Group Ltd.	27,144	2,812,030
Reece Ltd.	153,725	2,373,267
Rio Tinto Ltd.	190,923	15,179,461
Santos Ltd.	1,663,422	8,473,025
Scentre Group	2,659,074	5,520,625
SEEK Ltd.	169,193	3,506,220
Sonic Healthcare Ltd.	232,369	6,257,767
South32 Ltd.	2,425,699	6,673,817
Stockland	1,226,336	3,534,825
Suncorp Group Ltd.	658,765	5,173,870
Sydney Airport *	671,352	4,126,209
Tabcorp Holdings Ltd.	1,135,007	3,987,939
SECURITY	NUMBER OF SHARES	VALUE ($)
Telstra Corp., Ltd.	2,119,118	5,890,979
The GPT Group	1,011,900	3,585,824
Transurban Group	1,583,614	13,990,002
Treasury Wine Estates Ltd.	366,050	2,751,317
Vicinity Centres	2,008,544	2,328,522
Washington H Soul Pattinson & Co., Ltd.	108,491	2,106,234
Wesfarmers Ltd.	583,789	21,782,634
Westpac Banking Corp.	1,898,821	27,386,562
WiseTech Global Ltd.	77,746	2,532,137
Woodside Petroleum Ltd.	492,990	8,809,240
Woolworths Group Ltd.	658,505	16,063,876
Xero Ltd. *	69,446	5,625,504
		597,912,143

Austria 0.2%
Erste Group Bank AG	176,301	8,240,411
OMV AG	77,453	4,740,463
Raiffeisen Bank International AG	80,521	2,263,223
Verbund AG	34,310	3,633,776
Voestalpine AG	58,393	1,941,283
		20,819,156

Belgium 0.9%
Ageas S.A./N.V.	87,665	4,219,715
Anheuser-Busch InBev S.A./N.V.	393,366	24,798,225
Argenx SE *	23,438	6,271,818
Elia Group S.A./N.V.	16,074	2,169,101
Etablissements Franz Colruyt N.V.	26,060	1,058,549
Groupe Bruxelles Lambert S.A.	58,864	6,316,278
KBC Group N.V.	128,719	11,194,607
Proximus SADP	81,555	1,665,400
Sofina S.A.	7,933	3,158,507
Solvay S.A.	38,764	4,670,643
UCB S.A.	65,393	6,506,945
Umicore S.A.	99,448	3,764,669
		75,794,457

Denmark 2.5%
Ambu A/S, Class B	82,905	1,756,671
AP Moller - Maersk A/S, Class A	1,628	5,454,213
AP Moller - Maersk A/S, Class B	2,989	10,736,916
Carlsberg A/S, Class B	51,965	8,414,724
Chr. Hansen Holding A/S	53,932	4,325,100
Coloplast A/S, Class B	61,263	8,909,004
Danske Bank A/S	353,879	6,869,228
Demant A/S *	54,698	2,420,022
DSV A/S	105,731	21,482,493
Genmab A/S *	34,308	11,682,886
GN Store Nord A/S	65,169	3,943,634
Novo Nordisk A/S, Class B	870,366	86,573,780
Novozymes A/S, B Shares	105,806	7,263,308
Orsted A/S	97,584	10,397,087
Pandora A/S	52,260	5,682,738

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rockwool International A/S, B Shares	4,397	1,684,095
Tryg A/S	183,123	4,339,248
Vestas Wind Systems A/S	524,515	14,193,582
		216,128,729

Finland 1.0%
Elisa Oyj	72,549	4,261,659
Fortum Oyj	230,140	6,264,349
Kesko Oyj, B Shares	142,399	4,497,413
Kone Oyj, Class B	176,979	11,461,896
Neste Oyj	217,894	9,826,914
Nokia Oyj *	2,798,764	16,690,776
Orion Oyj, B Shares	52,870	2,149,837
Sampo Oyj, A Shares	255,777	12,694,934
Stora Enso Oyj, R Shares	303,590	6,180,196
UPM-Kymmene Oyj	277,224	10,103,842
Wartsila Oyj Abp	243,615	3,007,770
		87,139,586

France 11.8%
Accor S.A. *	86,593	3,182,409
Aeroports de Paris *	15,898	2,157,371
Air Liquide S.A.	244,401	41,807,049
Airbus SE *	303,851	38,799,712
Alstom S.A.	165,932	5,379,470
Amundi S.A.	31,788	2,471,082
ArcelorMittal S.A.	348,761	10,359,607
Arkema S.A.	31,341	4,634,334
AXA S.A.	1,000,674	31,692,342
BioMerieux	21,387	2,507,901
BNP Paribas S.A.	580,956	41,474,091
Bollore S.A.	456,144	2,458,710
Bouygues S.A.	117,156	4,131,747
Bureau Veritas S.A.	153,344	4,387,530
Capgemini SE	82,825	18,620,415
Carrefour S.A.	324,026	6,166,730
Cie de Saint-Gobain	261,685	17,707,561
CNP Assurances	87,686	2,158,406
Compagnie Generale des Etablissements Michelin S.C.A.	87,030	14,562,191
Covivio	28,110	2,347,412
Credit Agricole S.A.	640,346	9,633,650
Danone S.A.	336,915	21,007,009
Dassault Aviation S.A.	13,812	1,641,452
Dassault Systemes SE	345,832	16,723,872
Edenred	132,175	5,677,227
Eiffage S.A.	43,594	4,580,560
Electricite de France S.A.	241,261	2,320,498
Engie S.A.	939,925	14,457,741
EssilorLuxottica S.A.	148,624	28,117,494
Eurazeo SE	20,990	1,667,830
Eurofins Scientific SE	68,219	6,849,382
Euronext N.V.	44,988	4,337,396
Faurecia SE (c)	59,822	2,651,793
Gecina S.A.	23,631	3,206,543
Getlink SE	225,858	3,562,879
Hermes International	16,402	24,626,274
Ipsen S.A.	19,571	1,904,273
Kering S.A.	38,807	28,979,701
Klepierre S.A. *	107,894	2,869,792
La Francaise des Jeux SAEM	49,350	2,043,268
Legrand S.A.	137,144	13,957,561
L'Oreal S.A.	129,975	55,518,383
LVMH Moet Hennessy Louis Vuitton SE	143,394	117,780,564
Orange S.A.	1,024,941	12,040,446
Orpea S.A.	25,762	1,131,060
Pernod-Ricard S.A.	108,052	23,112,251
SECURITY	NUMBER OF SHARES	VALUE ($)
Publicis Groupe S.A.	116,836	7,916,909
Remy Cointreau S.A.	11,559	2,410,437
Renault S.A. *	99,733	3,963,630
Safran S.A.	175,873	21,292,806
Sanofi	587,859	61,467,718
Sartorius Stedim Biotech	14,087	6,177,306
Schneider Electric SE	279,696	47,379,192
SEB S.A.	13,885	2,107,326
Societe Generale S.A.	416,682	15,467,374
Sodexo S.A.	45,641	4,244,779
STMicroelectronics N.V.	353,464	16,620,135
Teleperformance	30,399	11,447,935
Thales S.A.	55,561	5,125,360
TotalEnergies SE	1,295,492	73,671,290
UbiSoft Entertainment S.A. *	49,819	2,858,838
Unibail-Rodamco-Westfield *	65,433	4,985,812
Valeo S.A.	116,771	3,268,257
Veolia Environnement S.A.	338,502	12,228,308
Vinci S.A.	278,364	30,510,512
Vivendi SE	396,516	5,196,488
Wendel SE	13,353	1,450,354
Worldline S.A. *	124,151	6,017,621
		1,013,213,356

Germany 8.4%
adidas AG	98,606	27,059,181
Allianz SE	212,891	54,660,300
Aroundtown S.A.	511,497	3,159,278
BASF SE	474,714	36,357,817
Bayer AG	505,985	30,740,540
Bayerische Motoren Werke AG	171,445	18,146,236
Bechtle AG	40,903	2,455,914
Beiersdorf AG	51,340	5,106,457
Brenntag SE	78,531	6,728,242
Carl Zeiss Meditec AG, Class B	21,020	3,380,442
Commerzbank AG *	530,651	4,582,332
Continental AG *	57,909	5,614,284
Covestro AG	100,517	6,030,314
Daimler AG	442,748	35,328,513
Daimler Truck Holding AG *	214,314	7,555,398
Delivery Hero SE *	82,834	6,393,953
Deutsche Bank AG *	1,062,784	14,797,697
Deutsche Boerse AG	98,200	17,455,285
Deutsche Lufthansa AG *	299,130	2,325,980
Deutsche Post AG	511,219	30,765,459
Deutsche Telekom AG	1,727,113	32,606,123
E.ON SE	1,165,989	16,081,868
Evonik Industries AG	107,674	3,512,723
Fresenius Medical Care AG & Co. KGaA	105,169	7,150,795
Fresenius SE & Co. KGaA	217,411	8,974,803
GEA Group AG	80,194	3,788,777
Hannover Rueck SE	31,230	6,300,407
HeidelbergCement AG	76,122	5,297,221
HelloFresh SE *	84,286	5,611,822
Henkel AG & Co. KGaA	54,505	4,306,493
Infineon Technologies AG	675,106	28,035,629
KION Group AG	37,199	3,439,169
Knorr-Bremse AG	38,279	3,881,094
LANXESS AG	41,484	2,525,762
LEG Immobilien SE	37,780	5,011,846
Merck KGaA	67,047	14,703,291
MTU Aero Engines AG	27,974	5,952,564
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	72,180	22,851,098
Nemetschek SE	29,193	2,698,371
Puma SE	54,066	5,782,494
QIAGEN N.V. *	116,294	5,748,673

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rational AG	2,714	2,275,190
RWE AG	330,039	13,921,793
SAP SE	538,723	67,588,836
Scout24 SE	45,386	2,711,561
Siemens AG	395,759	62,835,093
Siemens Energy AG *	210,037	4,724,332
Siemens Healthineers AG	146,636	9,423,160
Symrise AG	67,039	8,011,118
Telefonica Deutschland Holding AG	523,411	1,502,593
Uniper SE	45,650	2,065,653
United Internet AG	47,877	1,877,575
Volkswagen AG	16,760	4,853,328
Vonovia SE	382,556	21,788,774
Zalando SE *	116,580	9,252,710
		725,736,361

Hong Kong 2.9%
AIA Group Ltd.	6,257,600	65,328,156
BOC Hong Kong (Holdings) Ltd.	1,916,090	7,398,670
Budweiser Brewing Co. APAC Ltd.	887,100	2,343,305
Chow Tai Fook Jewellery Group Ltd. *	990,000	1,739,404
CK Asset Holdings Ltd.	1,021,211	6,816,999
CK Hutchison Holdings Ltd.	1,389,525	9,875,805
CK Infrastructure Holdings Ltd.	349,000	2,150,666
CLP Holdings Ltd.	855,926	8,565,682
ESR Cayman Ltd. *	1,026,734	3,481,346
Futu Holdings Ltd., ADR *	24,468	1,058,241
Galaxy Entertainment Group Ltd. *	1,114,000	6,451,466
Hang Lung Properties Ltd.	1,037,000	2,215,764
Hang Seng Bank Ltd.	400,540	7,929,813
Henderson Land Development Co., Ltd.	729,735	3,191,272
HK Electric Investments & HK Electric Investments Ltd.	1,309,604	1,303,381
HKT Trust & HKT Ltd.	1,896,000	2,587,272
Hong Kong & China Gas Co., Ltd.	5,780,696	8,909,546
Hong Kong Exchanges & Clearing Ltd.	623,165	35,567,574
Hongkong Land Holdings Ltd.	589,501	3,192,686
Jardine Matheson Holdings Ltd.	112,717	6,657,398
Link REIT	1,080,400	9,275,783
Melco Resorts & Entertainment Ltd., ADR *	105,007	1,108,874
MTR Corp., Ltd.	796,091	4,309,102
New World Development Co., Ltd.	783,778	3,199,624
Power Assets Holdings Ltd.	714,938	4,393,013
Sands China Ltd. *	1,279,600	3,568,103
Sino Land Co., Ltd.	1,813,806	2,350,137
SITC International Holdings Co., Ltd.	713,000	2,717,655
Sun Hung Kai Properties Ltd.	677,104	8,261,012
Swire Pacific Ltd., A Shares	247,090	1,496,891
Swire Properties Ltd.	620,400	1,653,814
Techtronic Industries Co., Ltd.	707,000	11,665,564
WH Group Ltd.	4,224,289	2,826,090
Wharf Real Estate Investment Co., Ltd.	861,188	4,095,838
Xinyi Glass Holdings Ltd.	916,000	2,428,284
		250,114,230

Ireland 0.7%
CRH plc	402,414	20,197,314
Flutter Entertainment plc *	85,837	13,059,563
Kerry Group plc, Class A	82,039	10,336,714
Kingspan Group plc	80,461	7,744,938
Smurfit Kappa Group plc	127,195	6,703,892
		58,042,421

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel 0.7%
Azrieli Group Ltd.	22,939	2,074,035
Bank Hapoalim B.M.	589,797	6,120,757
Bank Leumi Le-Israel B.M.	757,034	8,119,183
Check Point Software Technologies Ltd. *	54,107	6,547,488
CyberArk Software Ltd. *	19,957	2,737,103
Elbit Systems Ltd.	13,698	2,281,853
Fiverr International Ltd. *	15,000	1,279,650
ICL Group Ltd.	371,677	3,361,267
Inmode Ltd. *	25,500	1,229,865
Israel Discount Bank Ltd., A Shares	593,425	3,979,416
Kornit Digital Ltd. *	23,700	2,489,922
Mizrahi Tefahot Bank Ltd.	70,367	2,720,209
Nice Ltd. *	32,607	8,346,662
Teva Pharmaceutical Industries Ltd., ADR *	565,371	4,766,078
Wix.com Ltd. *	29,278	3,846,251
		59,899,739

Italy 2.5%
Amplifon S.p.A.	66,084	2,808,972
Assicurazioni Generali S.p.A.	575,003	12,100,792
Atlantia S.p.A. *	251,635	4,669,157
CNH Industrial N.V.	525,720	8,013,073
Davide Campari-Milano N.V.	269,574	3,384,582
DiaSorin S.p.A.	13,422	2,069,153
Enel S.p.A.	4,201,939	32,340,634
Eni S.p.A.	1,305,914	19,616,383
EXOR N.V.	55,286	4,635,782
Ferrari N.V.	64,844	14,944,765
FinecoBank Banca Fineco S.p.A.	322,765	5,426,411
Infrastrutture Wireless Italiane S.p.A.	176,791	1,906,232
Intesa Sanpaolo S.p.A.	8,525,412	25,336,147
Mediobanca Banca di Credito Finanziario S.p.A.	313,320	3,589,586
Moncler S.p.A.	107,022	6,868,624
Nexi S.p.A. *	236,129	3,453,968
Poste Italiane S.p.A	267,668	3,592,801
Prysmian S.p.A.	128,937	4,347,952
Recordati Industria Chimica e Farmaceutica S.p.A.	55,517	3,110,090
Snam S.p.A.	1,037,179	5,812,018
Stellantis N.V.	1,053,629	20,344,384
Telecom Italia S.p.A.	5,333,218	2,513,436
Tenaris S.A.	243,315	2,970,125
Terna - Rete Elettrica Nazionale	716,064	5,626,410
UniCredit S.p.A.	1,101,722	17,510,125
		216,991,602

Japan 22.4%
Advantest Corp.	102,598	8,732,377
Aeon Co., Ltd.	334,000	7,610,907
AGC, Inc.	101,493	4,658,060
Aisin Corp.	76,500	2,777,942
Ajinomoto Co., Inc.	238,700	6,660,085
ANA Holdings, Inc. *	79,800	1,685,196
Asahi Group Holdings Ltd.	237,100	9,678,589
Asahi Intecc Co., Ltd.	109,700	1,871,590
Asahi Kasei Corp.	640,800	6,329,772
Astellas Pharma, Inc.	968,750	15,636,171
Azbil Corp.	61,600	2,419,506
Bandai Namco Holdings, Inc.	102,400	7,197,506
Benefit One, Inc.	40,200	1,222,616
Bridgestone Corp.	294,757	12,907,769
Brother Industries Ltd.	124,100	2,285,433

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Canon, Inc.	514,995	12,180,006
Capcom Co., Ltd.	91,200	2,201,636
Central Japan Railway Co.	74,600	9,788,311
Chubu Electric Power Co., Inc.	336,600	3,371,352
Chugai Pharmaceutical Co., Ltd.	348,000	11,302,958
Concordia Financial Group Ltd.	582,000	2,391,644
Cosmos Pharmaceutical Corp.	10,400	1,298,801
CyberAgent, Inc.	207,200	2,415,995
Dai Nippon Printing Co., Ltd.	115,448	2,771,343
Daifuku Co., Ltd.	54,130	3,757,962
Dai-ichi Life Holdings, Inc.	520,100	11,707,166
Daiichi Sankyo Co., Ltd.	904,800	20,330,841
Daikin Industries Ltd.	128,800	27,040,793
Daito Trust Construction Co., Ltd.	34,400	3,944,529
Daiwa House Industry Co., Ltd.	293,800	8,574,013
Daiwa House REIT Investment Corp.	1,133	3,375,169
Daiwa Securities Group, Inc.	742,100	4,471,670
Denso Corp.	223,500	16,680,628
Dentsu Group, Inc.	112,500	3,896,074
Disco Corp.	15,100	4,151,800
East Japan Railway Co.	156,460	8,934,317
Eisai Co., Ltd.	123,900	6,205,534
ENEOS Holdings, Inc.	1,576,900	6,280,201
FANUC Corp.	98,600	19,497,984
Fast Retailing Co., Ltd.	30,300	17,830,483
Fuji Electric Co., Ltd.	63,700	3,404,527
FUJIFILM Holdings Corp.	185,911	12,462,729
Fujitsu Ltd.	102,300	13,523,888
GLP J-REIT	2,241	3,607,141
GMO Payment Gateway, Inc.	21,500	1,886,663
Hakuhodo DY Holdings, Inc.	122,200	1,871,827
Hamamatsu Photonics K.K.	72,000	3,683,613
Hankyu Hanshin Holdings, Inc.	123,900	3,608,146
Hikari Tsushin, Inc.	10,993	1,319,872
Hino Motors Ltd.	140,000	1,216,937
Hirose Electric Co., Ltd.	16,664	2,483,898
Hitachi Construction Machinery Co., Ltd.	52,453	1,333,738
Hitachi Ltd.	498,615	25,916,015
Hitachi Metals Ltd. *	117,400	2,117,037
Honda Motor Co., Ltd.	839,739	24,732,641
Hoshizaki Corp.	27,000	1,995,149
Hoya Corp.	191,607	24,845,363
Hulic Co., Ltd.	189,600	1,832,608
Ibiden Co., Ltd.	53,600	2,995,188
Idemitsu Kosan Co., Ltd.	109,703	2,810,771
Iida Group Holdings Co., Ltd.	72,900	1,516,657
Inpex Corp.	534,500	5,403,523
Isuzu Motors Ltd.	299,600	3,670,100
Ito En Ltd.	27,100	1,459,717
ITOCHU Corp.	613,800	19,719,223
Itochu Techno-Solutions Corp.	50,787	1,385,475
Japan Airlines Co., Ltd. *	73,000	1,381,713
Japan Exchange Group, Inc.	260,800	5,364,876
Japan Metropolitan Fund Invest	3,606	3,038,822
Japan Post Bank Co., Ltd.	200,700	1,974,438
Japan Post Holdings Co., Ltd.	1,262,800	10,778,667
Japan Post Insurance Co., Ltd.	99,900	1,751,613
Japan Real Estate Investment Corp.	635	3,491,830
Japan Tobacco, Inc.	623,300	12,444,108
JFE Holdings, Inc.	253,200	3,252,821
JSR Corp.	102,300	3,391,059
Kajima Corp.	231,700	2,798,380
Kakaku.com, Inc.	69,600	1,441,524
Kansai Paint Co., Ltd.	88,000	1,826,686
Kao Corp.	246,119	12,298,949
KDDI Corp.	830,600	26,536,593
Keio Corp.	52,600	2,365,980
Keisei Electric Railway Co., Ltd.	67,356	1,900,863
Keyence Corp.	100,700	51,651,286
SECURITY	NUMBER OF SHARES	VALUE ($)
Kikkoman Corp.	74,477	5,629,561
Kintetsu Group Holdings Co., Ltd. *	90,800	2,638,241
Kirin Holdings Co., Ltd.	425,700	6,823,181
Kobayashi Pharmaceutical Co., Ltd.	26,700	2,079,207
Kobe Bussan Co., Ltd.	72,400	2,253,768
Koei Tecmo Holdings Co., Ltd.	30,700	1,110,623
Koito Manufacturing Co., Ltd.	52,700	2,646,093
Komatsu Ltd.	450,309	11,315,788
Konami Holdings Corp.	46,600	2,512,197
Kose Corp.	16,600	1,517,730
Kubota Corp.	533,800	11,447,622
Kurita Water Industries Ltd.	51,100	2,077,905
Kyocera Corp.	165,600	10,212,767
Kyowa Kirin Co., Ltd.	138,300	3,447,098
Lasertec Corp.	39,000	8,749,157
Lawson, Inc.	27,500	1,205,300
Lion Corp.	111,300	1,454,239
Lixil Corp.	134,487	3,078,427
M3, Inc.	228,900	8,800,424
Makita Corp.	115,000	4,303,694
Marubeni Corp.	802,700	8,259,733
Mazda Motor Corp. *	284,700	2,193,258
McDonald's Holdings Co., Japan Ltd.	43,100	1,882,195
Medipal Holdings Corp.	89,800	1,615,955
MEIJI Holdings Co., Ltd.	63,200	3,942,517
Mercari, Inc. *	53,196	2,008,987
Minebea Mitsumi, Inc.	186,300	4,558,870
MISUMI Group, Inc.	146,800	4,762,467
Mitsubishi Chemical Holdings Corp.	669,000	5,247,759
Mitsubishi Corp.	654,600	22,225,254
Mitsubishi Electric Corp.	946,300	11,850,892
Mitsubishi Estate Co., Ltd.	613,202	8,831,594
Mitsubishi Gas Chemical Co., Inc.	83,600	1,601,384
Mitsubishi HC Capital, Inc.	347,338	1,793,890
Mitsubishi Heavy Industries Ltd.	168,600	4,579,073
Mitsubishi UFJ Financial Group, Inc.	6,327,309	38,351,590
Mitsui & Co., Ltd.	808,200	20,152,766
Mitsui Chemicals, Inc.	96,400	2,578,182
Mitsui Fudosan Co., Ltd.	471,477	10,107,209
Miura Co., Ltd.	44,700	1,319,773
Mizuho Financial Group, Inc.	1,250,113	16,934,031
MonotaRO Co., Ltd.	129,100	2,121,216
MS&AD Insurance Group Holdings, Inc.	230,662	7,911,596
Murata Manufacturing Co., Ltd.	297,000	22,329,431
NEC Corp.	127,300	4,966,392
Nexon Co., Ltd.	252,800	4,765,689
NGK Insulators Ltd.	131,600	2,223,741
Nidec Corp.	231,900	20,553,250
Nihon M&A Center Holdings, Inc.	156,600	2,465,387
Nintendo Co., Ltd.	57,939	28,392,508
Nippon Building Fund, Inc.	773	4,476,550
Nippon Express Holdings, Inc.	41,000	2,429,813
Nippon Paint Holdings Co., Ltd.	426,000	3,406,899
Nippon Prologis REIT, Inc.	1,051	3,279,369
Nippon Sanso Holdings Corp.	82,600	1,640,335
Nippon Shinyaku Co., Ltd.	24,800	1,621,196
Nippon Steel Corp.	436,441	7,133,434
Nippon Telegraph & Telephone Corp.	667,312	19,096,957
Nippon Yusen K.K.	82,600	6,475,288
Nissan Chemical Corp.	63,000	3,418,272
Nissan Motor Co., Ltd. *	1,190,896	6,302,921
Nisshin Seifun Group, Inc.	96,300	1,352,262
Nissin Foods Holdings Co., Ltd.	31,700	2,248,564
Nitori Holdings Co., Ltd.	40,900	5,859,439
Nitto Denko Corp.	74,400	5,792,756
Nomura Holdings, Inc.	1,601,200	7,073,375
Nomura Real Estate Holdings, Inc.	59,300	1,388,618
Nomura Real Estate Master Fund, Inc.	2,287	3,173,059
Nomura Research Institute Ltd.	174,200	6,098,024

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NTT Data Corp.	320,500	6,144,220
Obayashi Corp.	346,100	2,804,153
Obic Co., Ltd.	36,300	5,997,547
Odakyu Electric Railway Co., Ltd.	148,700	2,627,641
Oji Holdings Corp.	432,600	2,302,762
Olympus Corp.	570,400	12,763,868
Omron Corp.	97,900	7,157,418
Ono Pharmaceutical Co., Ltd.	189,200	4,588,422
Open House Co., Ltd.	41,000	2,122,701
Oracle Corp.	20,100	1,503,290
Oriental Land Co., Ltd.	103,700	18,052,445
ORIX Corp.	632,800	13,052,843
Orix JREIT, Inc.	1,354	1,943,064
Osaka Gas Co., Ltd.	188,500	3,205,703
Otsuka Corp.	57,000	2,312,876
Otsuka Holdings Co., Ltd.	200,000	6,823,462
Pan Pacific International Holdings Corp.	206,600	2,780,594
Panasonic Corp.	1,146,412	12,621,429
Persol Holdings Co., Ltd.	89,100	2,300,187
Pola Orbis Holdings, Inc.	48,800	727,333
Rakuten Group, Inc.	446,620	3,874,596
Recruit Holdings Co., Ltd.	702,700	34,733,461
Renesas Electronics Corp. *	655,300	7,520,754
Resona Holdings, Inc.	1,059,985	4,555,218
Ricoh Co., Ltd.	354,100	2,990,166
Rinnai Corp.	17,900	1,598,559
Rohm Co., Ltd.	44,600	3,756,975
Ryohin Keikaku Co., Ltd.	125,902	1,807,873
Santen Pharmaceutical Co., Ltd.	191,300	2,172,053
SBI Holdings, Inc.	125,690	3,242,274
SCSK Corp.	82,800	1,401,096
Secom Co., Ltd.	108,000	7,604,717
Seiko Epson Corp.	149,500	2,328,687
Sekisui Chemical Co., Ltd.	189,800	3,318,461
Sekisui House Ltd.	315,000	6,381,951
Seven & i Holdings Co., Ltd.	388,903	19,779,075
SG Holdings Co., Ltd.	163,428	3,469,294
Sharp Corp.	112,100	1,246,116
Shimadzu Corp.	120,100	4,333,416
Shimano, Inc.	38,800	8,700,593
Shimizu Corp.	277,300	1,846,382
Shin-Etsu Chemical Co., Ltd.	182,860	30,594,176
Shionogi & Co., Ltd.	136,900	7,802,295
Shiseido Co., Ltd.	207,400	10,462,083
SMC Corp.	29,600	16,509,740
Softbank Corp.	1,485,100	18,617,008
SoftBank Group Corp.	622,500	27,576,463
Sohgo Security Services Co., Ltd.	34,800	1,262,110
Sompo Holdings, Inc.	162,500	7,603,934
Sony Group Corp.	652,400	72,982,987
Square Enix Holdings Co., Ltd.	42,600	2,089,015
Stanley Electric Co., Ltd.	66,247	1,548,481
Subaru Corp.	320,900	5,840,812
Sumco Corp.	167,000	3,078,826
Sumitomo Chemical Co., Ltd.	769,900	3,882,644
Sumitomo Corp.	583,700	9,021,321
Sumitomo Dainippon Pharma Co., Ltd.	87,400	951,282
Sumitomo Electric Industries Ltd.	399,400	5,295,442
Sumitomo Metal Mining Co., Ltd.	125,100	5,778,331
Sumitomo Mitsui Financial Group, Inc.	676,446	24,366,229
Sumitomo Mitsui Trust Holdings, Inc.	175,500	6,068,998
Sumitomo Realty & Development Co., Ltd.	160,100	4,953,523
Suntory Beverage & Food Ltd.	69,900	2,684,069
Suzuki Motor Corp.	193,800	8,250,864
Sysmex Corp.	87,000	8,281,607
T&D Holdings, Inc.	282,800	4,179,304
Taisei Corp.	96,800	3,173,206
SECURITY	NUMBER OF SHARES	VALUE ($)
Taisho Pharmaceutical Holdings Co., Ltd.	20,300	996,977
Takeda Pharmaceutical Co., Ltd.	815,790	23,644,192
TDK Corp.	198,800	7,179,638
Terumo Corp.	333,200	12,163,076
The Chiba Bank Ltd.	264,300	1,708,612
The Kansai Electric Power Co., Inc.	365,900	3,453,776
The Shizuoka Bank Ltd.	235,700	1,852,005
TIS, Inc.	112,800	2,966,715
Tobu Railway Co., Ltd.	96,700	2,265,023
Toho Co., Ltd.	57,208	2,216,104
Tokio Marine Holdings, Inc.	325,799	19,441,616
Tokyo Century Corp.	17,677	872,348
Tokyo Electric Power Co. Holdings, Inc. *	808,590	2,154,286
Tokyo Electron Ltd.	77,300	37,809,978
Tokyo Gas Co., Ltd.	191,240	3,861,468
Tokyu Corp.	254,000	3,375,109
Toppan, Inc.	136,300	2,592,704
Toray Industries, Inc.	714,600	4,516,138
Toshiba Corp.	212,217	8,787,912
Tosoh Corp.	144,800	2,265,612
TOTO Ltd.	71,300	3,068,784
Toyo Suisan Kaisha Ltd.	47,600	1,950,304
Toyota Industries Corp.	75,100	5,858,443
Toyota Motor Corp.	5,480,715	108,316,306
Toyota Tsusho Corp.	110,769	4,492,070
Trend Micro, Inc.	72,300	3,835,702
Tsuruha Holdings, Inc.	21,000	1,691,431
Unicharm Corp.	208,900	8,072,627
USS Co., Ltd.	112,500	1,836,078
Welcia Holdings Co., Ltd.	48,800	1,317,982
West Japan Railway Co.	110,732	4,640,086
Yakult Honsha Co., Ltd.	66,300	3,361,507
Yamaha Corp.	69,200	3,152,416
Yamaha Motor Co., Ltd.	151,500	3,607,746
Yamato Holdings Co., Ltd.	147,900	3,149,417
Yaskawa Electric Corp.	122,500	5,129,119
Yokogawa Electric Corp.	119,000	1,949,873
Z Holdings Corp.	1,403,200	7,126,383
ZOZO, Inc.	66,800	1,780,047
		1,930,472,160

Netherlands 4.6%
ABN AMRO Bank N.V. CVA	212,725	3,414,036
Adyen N.V. *	10,202	20,760,024
Aegon N.V.	921,549	5,198,913
Akzo Nobel N.V.	96,878	10,027,614
ASM International N.V.	24,390	8,379,925
ASML Holding N.V.	213,555	144,639,622
Coca-Cola Europacific Partners plc	106,974	6,113,564
Heineken Holding N.V.	60,318	5,288,198
Heineken N.V.	133,281	14,293,939
IMCD N.V.	29,027	4,993,221
ING Groep N.V.	2,018,344	29,849,494
InPost S.A. *	97,365	790,435
JDE Peet's N.V.	51,615	1,545,566
Just Eat Takeaway.com N.V *	91,828	4,534,544
Koninklijke Ahold Delhaize N.V.	541,012	17,542,098
Koninklijke DSM N.V.	90,344	16,935,923
Koninklijke KPN N.V.	1,754,461	5,787,101
Koninklijke Philips N.V.	475,901	15,830,031
NN Group N.V.	138,322	7,740,793
Prosus N.V. *	482,739	40,161,887
Randstad N.V.	63,132	4,106,968
Universal Music Group NV	379,270	9,363,846
Wolters Kluwer N.V.	137,451	13,989,568
		391,287,310

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.2%
Auckland International Airport Ltd. *	650,383	3,087,300
Fisher & Paykel Healthcare Corp., Ltd.	299,856	5,516,908
Mercury NZ Ltd.	327,399	1,203,690
Meridian Energy Ltd.	668,072	1,925,762
Ryman Healthcare Ltd.	216,390	1,414,936
Spark New Zealand Ltd.	954,246	2,727,360
		15,875,956

Norway 0.7%
Adevinta A.S.A. *	131,739	1,382,120
Aker BP A.S.A.	64,354	2,229,816
DNB Bank A.S.A.	479,848	11,420,475
Equinor A.S.A.	505,224	13,927,923
Gjensidige Forsikring A.S.A.	101,362	2,475,917
Mowi A.S.A.	230,932	5,667,974
Norsk Hydro A.S.A.	702,095	5,395,817
Orkla A.S.A.	397,884	3,802,338
Schibsted A.S.A., A Shares	39,224	1,161,995
Schibsted A.S.A., B Shares	47,409	1,236,664
Telenor A.S.A.	360,046	5,950,313
Yara International A.S.A.	84,464	4,337,042
		58,988,394

Portugal 0.2%
Banco Espirito Santo S.A. *(c)	470,491	0
EDP - Energias de Portugal S.A.	1,455,560	7,451,172
EDP Renovaveis S.A.	149,067	3,133,606
Galp Energia, SGPS, S.A.	256,928	2,832,960
Jeronimo Martins, SGPS, S.A.	143,132	3,439,612
		16,857,350

Singapore 1.3%
Ascendas Real Estate Investment Trust	1,791,695	3,674,482
CapitaLand Integrated Commercial Trust	2,527,410	3,643,757
Capitaland Investment Ltd. *	1,356,214	3,479,870
City Developments Ltd.	205,800	1,081,062
DBS Group Holdings Ltd.	933,593	24,522,564
Genting Singapore Ltd.	2,971,700	1,623,862
Keppel Corp., Ltd.	779,000	3,284,428
Mapletree Commercial Trust	1,127,500	1,509,176
Mapletree Logistics Trust	1,569,928	1,975,789
Oversea-Chinese Banking Corp., Ltd.	1,739,901	16,195,455
Sea Ltd., ADR *	70,998	10,671,709
Singapore Airlines Ltd. *	730,050	2,723,163
Singapore Exchange Ltd.	417,100	2,887,070
Singapore Technologies Engineering Ltd.	787,849	2,189,793
Singapore Telecommunications Ltd.	4,227,937	7,666,200
United Overseas Bank Ltd.	608,333	13,595,426
UOL Group Ltd.	235,272	1,275,874
Venture Corp., Ltd.	145,900	1,911,543
Wilmar International Ltd.	967,934	3,079,174
		106,990,397

Spain 2.3%
ACS Actividades de Construccion y Servicios S.A.	127,279	3,213,361
Aena SME S.A. *	38,470	6,216,083
Amadeus IT Group S.A. *	233,309	16,042,374
Banco Bilbao Vizcaya Argentaria S.A.	3,444,017	21,988,774
Banco Santander S.A.	8,953,986	31,398,065
CaixaBank S.A.	2,273,602	7,315,041
Cellnex Telecom S.A.	264,777	12,006,468
Enagas S.A.	131,220	2,837,246
SECURITY	NUMBER OF SHARES	VALUE ($)
Endesa S.A.	167,345	3,746,616
Ferrovial S.A.	247,911	6,889,089
Grifols S.A.	149,867	2,642,803
Iberdrola S.A.	2,960,712	33,944,741
Iberdrola S.A. - Interim Shares *(c)	49,094	562,866
Industria de Diseno Textil S.A.	565,723	17,158,037
Naturgy Energy Group S.A.	102,593	3,248,330
Red Electrica Corp. S.A.	227,658	4,589,180
Repsol S.A.	754,925	9,593,287
Siemens Gamesa Renewable Energy S.A. *	122,632	2,653,495
Telefonica S.A.	2,705,049	12,609,771
		198,655,627

Sweden 3.7%
Alfa Laval AB	162,980	5,505,660
Assa Abloy AB, B Shares	514,677	14,092,932
Atlas Copco AB, A Shares	347,874	20,589,284
Atlas Copco AB, B Shares	200,365	10,247,223
Boliden AB	143,088	5,793,995
Electrolux AB, B Shares	114,537	2,383,192
Embracer Group AB *	284,998	2,859,479
Epiroc AB, A Shares	338,902	7,231,872
Epiroc AB, B Shares	200,439	3,627,715
EQT AB	153,438	6,012,704
Essity AB, B Shares	314,417	8,863,535
Evolution AB	88,582	11,021,117
Fastighets AB Balder, B Shares *	53,571	3,549,016
Getinge AB, B Shares	117,534	4,595,059
H & M Hennes & Mauritz AB, B Shares	373,868	7,444,028
Hexagon AB, B Shares	1,010,611	13,631,190
Husqvarna AB, B Shares	215,297	2,993,482
Industrivarden AB, A Shares	70,734	2,236,037
Industrivarden AB, C Shares	82,193	2,552,962
Investment AB Latour, B Shares	74,679	2,323,560
Investor AB, A Shares	264,300	6,012,634
Investor AB, B Shares	935,474	20,310,942
Kinnevik AB, B Shares *	123,682	3,696,683
L E Lundbergfortagen AB, B Shares	38,219	1,952,859
Lifco AB, B Shares	119,677	2,805,258
Lundin Energy AB	102,699	4,176,551
Nibe Industrier AB, B Shares	739,711	7,030,625
Nordea Bank Abp	1,671,769	19,856,740
Sagax AB, Class B	82,648	2,412,510
Sandvik AB	584,947	15,404,298
Securitas AB, B Shares	168,528	2,035,522
Sinch AB *	268,967	2,765,231
Skandinaviska Enskilda Banken AB, A Shares	843,688	10,906,220
Skanska AB, B Shares	172,370	4,220,111
SKF AB, B Shares	201,536	4,418,098
Svenska Cellulosa AB, S.C.A., B Shares	315,010	5,485,469
Svenska Handelsbanken AB, A Shares	757,168	8,069,560
Swedbank AB, A Shares	471,160	9,224,468
Swedish Match AB	807,715	6,249,518
Tele2 AB, B Shares	264,280	3,845,289
Telefonaktiebolaget LM Ericsson, B Shares	1,504,579	18,786,314
Telia Co. AB	1,390,991	5,482,445
Volvo AB, A Shares	102,412	2,342,568
Volvo AB, B Shares	741,972	16,743,651
		321,787,606

Switzerland 10.1%
ABB Ltd.	850,308	29,481,690
Adecco Group AG	79,582	3,790,746
Alcon, Inc.	257,870	19,883,998

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bachem Holding AG, Class B	3,157	1,883,186
Baloise Holding AG	23,488	4,114,544
Barry Callebaut AG	1,866	4,283,641
Chocoladefabriken Lindt & Spruengli AG	56	6,448,174
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	552	6,406,155
Cie Financiere Richemont S.A.	269,735	39,201,612
Clariant AG *	106,213	2,251,193
Credit Suisse Group AG	1,377,959	13,098,065
EMS-Chemie Holding AG	3,629	3,670,666
Geberit AG	18,545	12,600,031
Givaudan S.A.	4,752	19,687,177
Holcim Ltd. *	272,065	14,746,269
Julius Baer Group Ltd.	113,210	7,398,237
Kuehne & Nagel International AG	27,776	7,843,580
Logitech International S.A.	88,565	7,442,075
Lonza Group AG	38,725	26,698,636
Nestle S.A.	1,453,752	187,735,040
Novartis AG	1,132,013	98,360,032
Partners Group Holding AG	11,668	16,267,498
Roche Holding AG	363,181	140,550,739
Roche Holding AG - Bearer Shares	16,478	6,785,580
Schindler Holding AG	10,944	2,745,552
Schindler Holding AG - Participation Certificates	20,814	5,223,980
SGS S.A.	3,078	8,777,138
Sika AG	73,448	25,697,551
Sonova Holding AG	28,316	10,087,291
Straumann Holding AG	5,331	8,833,912
Swiss Life Holding AG	16,270	10,471,530
Swiss Prime Site AG	39,292	3,885,053
Swiss Re AG	156,511	17,053,102
Swisscom AG	13,417	7,668,821
Temenos AG	34,078	4,084,752
The Swatch Group AG	28,031	1,573,522
The Swatch Group AG - Bearer Shares	14,537	4,240,765
UBS Group AG	1,818,863	33,739,083
VAT Group AG	13,771	5,615,915
Vifor Pharma AG	25,129	4,451,527
Zurich Insurance Group AG	77,952	37,285,084
		872,063,142

United Kingdom 15.0%
3i Group plc	508,739	9,474,654
abrdn plc	1,116,507	3,651,408
Admiral Group plc	99,336	4,223,839
Anglo American plc	668,334	29,463,825
Antofagasta plc	204,223	3,715,089
Ashtead Group plc	232,259	16,613,017
Associated British Foods plc	186,369	4,919,378
AstraZeneca plc	800,515	93,122,257
Auto Trader Group plc	500,551	4,535,811
AVEVA Group plc	60,081	2,384,123
Aviva plc	2,022,680	11,941,899
BAE Systems plc	1,670,668	13,074,236
Barclays plc	8,725,333	23,408,477
Barratt Developments plc	518,490	4,312,300
Berkeley Group Holdings plc	59,001	3,367,186
BP plc	10,394,334	53,883,414
British American Tobacco plc	1,124,452	48,008,451
BT Group plc	4,599,717	12,183,135
Bunzl plc	172,016	6,443,197
Burberry Group plc	211,258	5,359,391
Coca-Cola HBC AG *	101,567	3,363,962
Compass Group plc	925,137	21,026,166
Croda International plc	71,154	7,684,486
DCC plc	50,200	4,220,993
Diageo plc	1,206,777	60,895,605
SECURITY	NUMBER OF SHARES	VALUE ($)
Entain plc *	303,945	6,580,211
Evraz plc	258,826	1,758,364
Experian plc	474,075	19,801,110
Ferguson plc	114,905	18,073,455
GlaxoSmithKline plc	2,598,188	57,981,126
Glencore plc *	5,166,703	26,916,525
Halma plc	195,668	6,631,906
Hargreaves Lansdown plc	182,680	3,316,687
Hikma Pharmaceuticals plc	89,769	2,521,894
HSBC Holdings plc	10,537,966	75,002,271
Imperial Brands plc	493,563	11,702,305
Informa plc *	789,044	5,968,619
InterContinental Hotels Group plc *	93,878	6,202,837
Intertek Group plc	83,556	6,063,696
J. Sainsbury plc	896,767	3,523,887
J.D. Sports Fashion plc	1,325,160	3,397,931
Johnson Matthey plc	100,741	2,660,437
Kingfisher plc	1,102,146	4,942,414
Land Securities Group plc	361,040	3,877,728
Legal & General Group plc	3,081,422	12,048,229
Lloyds Banking Group plc	36,586,229	25,389,775
London Stock Exchange Group plc	170,282	16,672,892
M&G plc	1,368,672	4,005,715
Melrose Industries plc	2,232,592	4,547,825
Mondi plc	249,210	6,235,030
National Grid plc	1,873,403	27,413,349
Natwest Group plc	2,991,657	9,832,921
Next plc	69,943	7,126,190
NMC Health plc *(c)	48,950	0
Ocado Group plc *	256,714	5,230,695
Pearson plc	382,350	3,192,410
Persimmon plc	162,469	5,293,157
Phoenix Group Holdings plc	361,735	3,238,400
Prudential plc	1,349,577	22,748,095
Reckitt Benckiser Group plc	369,171	29,911,011
RELX plc	998,865	30,725,472
Rentokil Initial plc	971,844	6,805,565
Rio Tinto plc	578,839	40,799,650
Rolls-Royce Holdings plc *	4,350,408	6,819,179
Schroders plc	63,460	2,909,692
Segro plc	618,414	10,902,485
Severn Trent plc	128,040	4,971,060
Shell plc *	3,978,851	102,211,564
Smith & Nephew plc	456,929	7,770,978
Smiths Group plc	204,447	4,309,248
Spirax-Sarco Engineering plc	37,683	6,792,575
SSE plc	537,007	11,554,253
St. James's Place plc	278,787	5,754,842
Standard Chartered plc	1,361,349	9,914,363
Taylor Wimpey plc	1,950,327	4,001,206
Tesco plc	3,979,531	15,984,468
The British Land Co., plc	448,543	3,353,995
The Sage Group plc	537,645	5,253,853
Unilever plc	1,340,879	68,762,753
United Utilities Group plc	356,871	5,148,175
Vodafone Group plc	14,240,779	25,004,877
Whitbread plc *	108,072	4,446,899
WPP plc	617,359	9,680,508
		1,294,963,056
Total Common Stocks (Cost $6,307,989,955)		8,529,732,778

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	29,441	2,548,005
FUCHS PETROLUB SE	34,883	1,507,474

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Henkel AG & Co. KGaA	91,034	7,445,531
Porsche Automobil Holding SE	79,499	7,444,996
Sartorius AG	13,373	7,219,781
Volkswagen AG	95,686	19,928,733
		46,094,520
Total Preferred Stocks (Cost $35,124,651)		46,094,520

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A.
expires 02/02/22 *(c)	127,279	63,746
Total Rights (Cost $68,225)		63,746

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)(e)	20,505,693	20,505,693

Time Deposits 0.2%
BNP Paribas SA
CHF
(1.46%), 02/01/22 (f)(g)	32,041	34,577
Brown Brothers Harriman & Co.
AUD
(0.16%), 02/01/22 (f)(g)	287,870	203,539
DKK
(0.78%), 02/01/22 (f)(g)	638,048	96,338
HKD
0.01%, 02/04/22 (f)	764,130	98,002
NOK
0.10%, 02/01/22 (f)	702,348	78,969
NZD
0.10%, 02/01/22 (f)	128,388	84,479
SEK
(0.37%), 02/01/22 (f)(g)	579,350	62,130
SGD
0.00%, 02/03/22 (f)(g)	228,021	168,786
Citibank NA
EUR
(0.79%), 02/01/22 (f)(g)	326,047	366,297
GBP
0.02%, 02/01/22 (f)	145,700	195,952
DnB Bank ASA
USD
0.01%, 02/01/22 (f)	10,713,414	10,713,414
SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
Royal Bank of Canada
CAD
0.01%, 02/01/22 (f)	219,128	172,386
Sumitomo Mitsui Banking Corp.
JPY
(0.35%), 02/01/22 (f)(g)	28,016,677	243,454
		12,518,323
Total Short-Term Investments (Cost $33,024,016)		33,024,016
Total Investments in Securities (Cost $6,376,206,847)		8,608,915,060

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/18/22	341	38,111,865	74,831

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,313,625.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
(f)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(g)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
JPY —	Japanese Yen
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$2,943,051,673	$—	$2,943,051,673
Australia	34,390,471	563,521,672	—	597,912,143
France	—	1,010,561,563	2,651,793	1,013,213,356
Germany	7,555,398	718,180,963	—	725,736,361
Hong Kong	5,686,260	244,427,970	—	250,114,230
Israel	22,896,357	37,003,382	—	59,899,739
Netherlands	6,113,564	385,173,746	—	391,287,310
Norway	1,236,664	57,751,730	—	58,988,394
Portugal	—	16,857,350	0*	16,857,350
Singapore	10,671,709	96,318,688	—	106,990,397
Spain	—	198,092,761	562,866	198,655,627
Switzerland	6,448,174	865,614,968	—	872,063,142
United Kingdom	—	1,294,963,056	0*	1,294,963,056
Preferred Stocks[1]	—	46,094,520	—	46,094,520
Rights[1]	—	—	63,746	63,746
Short-Term Investments[1]	—	12,518,323	—	12,518,323
Money Market Funds	20,505,693	—	—	20,505,693
Futures Contracts[2]	74,831	—	—	74,831
Total	$115,579,121	$8,490,132,365	$3,278,405	$8,608,989,891

*	Level 3 amount shown includes securities determined to have no value at January 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JAN22